Registration Nos. 333-153840

811-21438

SECURITIES AND EXCHANGE COMMISSION

100 F Street, N.E.

Room 1680

WASHINGTON, D.C. 20549

202-551-5850

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

POST-EFFECTIVE

AMENDMENT No. 24

THE GUARDIAN SEPARATE ACCOUNT R

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR., Senior Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2019 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant’s most recent fiscal year was filed on March 19, 2019.

VARIABLE ANNUITY PROSPECTUS	Securities Act of 1933 File No. 333-153840
May 1, 2019

THE GUARDIAN INVESTOR VARIABLE ANNUITY B SERIES

THIS PROSPECTUS describes an Individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, and keep it for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our) through its Separate Account R (the Separate Account). This contract is an annuity contract and is a long-term investment vehicle designed for retirement purposes. It will also pay a death benefit if the Owner dies before Annuity Payments begin.

The minimum initial premium payment is $5000 ($2,000 if your contract is issued in connection with an individual retirement account, certain pension plans, and other tax-qualified arrangements). Your premiums may be invested in up to 20 Variable Investment Options or 19 Variable Investment Options and the fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The Variable Investment Options invest in the mutual funds (“Funds”) listed below. Some of these Funds may not be available in your state. You may request copies of the prospectuses for these Funds from your registered representative or by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or by visiting our web site at www.GuardianLife.com. Please read the prospectuses carefully before investing.

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II Shares)
–	Invesco V.I. Global Real Estate Fund
–	Invesco V.I. Small Cap Equity Fund
•	AB Variable Product Series Fund, Inc. (Class B)
–	AB VPS Growth and Income Portfolio
•	BlackRock Variable Series Funds, Inc. (Class III Shares)
–	BlackRock Capital Appreciation V.I. Fund
–	BlackRock Global Allocation V.I. Fund
–	BlackRock Advantage Large Cap Core V.I. Fund
–	BlackRock Advantage Large Cap Value V.I. Fund
•	Columbia Funds Variable Insurance Trust (Class 2 Shares)
–	Columbia Variable Portfolio - Asset Allocation Fund
–	Columbia Variable Portfolio - Small Cap Value Fund
–	Columbia Variable Portfolio - Small Company Growth Fund
•	Davis Variable Account Fund, Inc.
–	Davis Financial Portfolio
•	Fidelity® Variable Insurance Products Funds (Service Class 2)
–	Fidelity VIP Contrafund® Portfolio
–	Fidelity VIP Investment Grade Bond Portfolio
–	Fidelity VIP Government Money Market Portfolio
–	Fidelity VIP Mid Cap Portfolio
–	Fidelity VIP Overseas Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
–	Franklin Income VIP Fund
–	Franklin Small Cap Value VIP Fund
–	Franklin U.S. Government Securities VIP Fund
–	Franklin Mutual Shares VIP Fund
–	Templeton Foreign VIP Fund
–	Templeton Global Bond VIP Fund
–	Templeton Growth VIP Fund
•	Guardian Variable Products Trust
–	Guardian Core Plus Fixed Income VIP Fund
–	Guardian Diversified Research VIP Fund
–	Guardian Growth & Income VIP Fund
–	Guardian International Growth VIP Fund
–	Guardian International Value VIP Fund
–	Guardian Large Cap Disciplined Growth VIP Fund
–	Guardian Large Cap Fundamental Growth VIP Fund
–	Guardian Large Cap Disciplined Value VIP Fund
–	Guardian Mid Cap Relative Value VIP Fund
•	Janus Henderson Series (Service Shares)
–	Janus Henderson Global Technology Portfolio
•	MFS® Variable Insurance Trust (Service Class)
–	MFS® Utilities Series
•	Oppenheimer Variable Account Funds (Service Class)
–	Oppenheimer Global Strategic Income Fund/VA*
–	Oppenheimer Main Street Small Cap Fund®/VA**
•	PIMCO Variable Insurance Trust (Advisor Class Shares)
–	PIMCO Low Duration Portfolio
–	PIMCO Real Return Portfolio
–	PIMCO Total Return Portfolio
•	Pioneer Variable Contracts Trust (Class II Shares)
–	Pioneer Mid Cap Value VCT Portfolio
•	Value Line Strategic Asset Management Trust

•	Victory Variable Insurance Funds
–	Victory High Yield VIP Series
–	Victory INCORE Investment Quality Bond VIP Series
–	Victory INCORE Low Duration Bond VIP Series
–	Victory RS International VIP Series
–	Victory RS Large Cap Alpha VIP Series
–	Victory RS Small Cap Growth Equity VIP Series
–	Victory S&P 500 Index VIP Series
–	Victory Sophus Emerging Markets VIP Series

A Statement of Additional Information about the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002 or by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Its contents are noted on page 100 of this prospectus.

The Statement of Additional Information, which is dated May 1, 2019, is incorporated by reference into this prospectus.

*	Beginning on or about May 24, 2019, pursuant to shareholder approval of an Agreement and Plan of Reorganization, the assets and liabilities of the Oppenheimer Global Strategic Income Fund/VA will be acquired by the Invesco Oppenheimer V.I. Global Strategic Income Fund. The Invesco Oppenheimer V.I. Global Strategic Income Fund will replace the Oppenheimer Global Strategic Income Fund/VA as an investment option under the Contract.
**	Beginning on or about May 24, 2019, pursuant to shareholder approval of an Agreement and Plan of Reorganization, the assets and liabilities of the Oppenheimer Main Street Small Cap Fund/VA will be acquired by the Invesco Oppenheimer V.I. Main Street Small Cap Fund. The Invesco Oppenheimer V.I. Main Street Small Cap Fund will replace the Oppenheimer Main Street Small Cap Fund/VA as an investment option under the Contract.

The Securities and Exchange Commission (“SEC”) has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus except for information in this prospectus or the statement of additional information or in any supplement thereto or in any supplemental sales material authorized by GIAC.

SUMMARY

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

A

VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the Accumulation Period of the contract. On an agreed date, you will start receiving regular payments based on the Accumulation Value of your contract. This is the annuity period. The amount of the annuity payments will depend on earnings during the Accumulation Period, and afterward if you select a variable annuity option. That’s why this product is called a variable annuity.

HOW A VARIABLE ANNUITY WORKS

During the Accumulation Period, this contract allows you to allocate your Net Premium payments and Accumulation Value to as many as 20 Variable Investment Options, or 19 Variable Investment Options and the fixed-rate option.

When you allocate your premiums to the Variable Investment Options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the Accumulation Period, or the total amount of Annuity Payments made under the contract, will equal or exceed the Net Premium payments allocated to the Variable Investment Options. When you allocate your Net Premium payments to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 49 investment divisions, corresponding to 49 Variable Investment Options, each of which invests in a mutual Fund. Your Net Premiums are used to buy Accumulation Units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract’s investment in the investment divisions and in the fixed-rate option is known as the Accumulation Value. It’s determined by multiplying the number of variable Accumulation Units credited to your account in each investment division by the current value of the division’s units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

Any guarantees, including the minimum percent guarantee on allocations to the fixed-rate option and the Guaranteed Lifetime Withdrawal Benefit rider, are obligations of GIAC and subject to its claims paying ability.

THE ANNUITY PERIOD

Annuity payments under this contract must begin no earlier than the first Contract Anniversary (without

GIAC’s prior consent) and no later than the Annuitant’s 95th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select one or a combination of annuity payout options under the contract:

•	Life annuity without a guaranteed period (variable and fixed)

•	Life annuity with a guaranteed period (variable and fixed)

•	Joint and survivor annuity (variable and fixed)

•	Payments to age 100 (variable and fixed)

•	Payments for a period certain (fixed)

•	10-year guaranteed period (fixed)

Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the Variable Investment Options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent transfers among the Variable Investment Options. Transfers to and from the fixed-rate option are only permitted during the Accumulation Period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The Accumulation Period: Transfers.

Payout options

Annuity payout options are available on a variable or fixed-rate basis.

SUMMARY	PROSPECTUS	1

Death benefits

If you should die before Annuity Payments begin, then we pay a death benefit first to any surviving Owner and then to surviving Beneficiaries (in the order you have designated). You also have the option of purchasing an enhanced death benefit rider that may provide a greater death benefit. If the Owner is a non-natural Owner, then the death of the Annuitant will be treated as death of an Owner for purposes of determining whether a death benefit is payable. Please see Other contract features: Death benefits.

Optional riders

You also have the option to purchase other riders to provide additional benefits. The riders are available only in the states where they have been approved, and where we continue to offer them. These riders may not each be available in combination with other optional benefits under the contract, and may not be appropriate for your situation. There are extra charges for these riders. You should contact your registered representative or call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) for information about the availability of any of the riders under your contract. The highest anniversary value death benefit rider provides for an enhanced death benefit equal to the greater of the death benefit under the contract (without any riders) or the highest Contract Anniversary value death benefit. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the Owner’s death if your contract earnings exceed your adjusted premium payments. The guaranteed lifetime withdrawal benefit rider provides a guaranteed minimum withdrawal amount regardless of the investment performance of the contract. Please note that if you choose the guaranteed lifetime withdrawal benefit rider, then you must invest your premium payments and contract value in accordance with the allocation models described in that rider. In addition, if you choose the guaranteed lifetime withdrawal benefit rider, then withdrawals in excess of the guaranteed withdrawal amount provided for under the rider will have adverse consequences. Please refer to Other contract features for more information.

Surrenders and withdrawals

At any time during the Accumulation Period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a withdrawal. A contingent deferred sales charge may apply to both surrenders and withdrawals. Surrenders and withdrawals also may be subject to any applicable contract fee, annuity taxes, state taxes, penalty taxes, and federal income tax withholding. Once Annuity Payments begin, surrenders and withdrawals are available only with the payments to age 100 or the payments for a period certain annuity payout options. Please see The Accumulation Period: Surrenders and withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a Contract Owner:

•	Operating expenses for mutual funds comprising the Variable Investment Options

Management fees, 12b-1 fees, and other expenses associated with the Funds that you may pay while owning the contract range from 0.38% to 1.52%, but may be different in the future. Actual charges will depend on the Variable Investment Options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Mortality and expense risk charge

We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.10% of your Accumulation Value in the Variable Investment Options.

•	Administrative expense

We deduct this charge daily at an annual rate of 0.20% annually of your Accumulation Value in the Variable Investment Options.

•	Contract fee

We deduct an annual fee of $35 (lower where required by state law). We will waive the contract fee if the Accumulation Value of your contract plus the Accumulation Value of any other Guardian Investor Variable Annuity L Series*, Guardian Investor Variable Annuity B Series* and Guardian Investor II Variable Annuity contracts you own individually or jointly totals $100,000 or more on the Contract Anniversary of your contract provided each such contract contains a waiver of contract fee provision.

2	PROSPECTUS	SUMMARY

The following are expenses that you may incur as a Contract Owner:

•	Contingent deferred sales charges

We assess a charge on total surrenders and withdrawals of Accumulation Value. We deduct up to 8% of each premium payment withdrawn within the first seven years of receipt of each such premium payment. However, the contract permits withdrawal each contract year of a “free withdrawal amount” that may be withdrawn from the contract without incurring a contingent deferred sales charge. See Surrenders and withdrawals.

•	Highest anniversary value death benefit rider expense

If you choose this benefit, then we will assess a daily charge at an annual rate of 0.40% of your Accumulation Value in the Variable Investment Options.

•	Earnings benefit rider expense

If you choose this rider, then we will assess a daily charge at an annual rate of 0.25% of your Accumulation Value in the Variable Investment Options.

•	Guaranteed lifetime withdrawal benefit rider expense

If you choose this rider, then we will assess an annual charge on each Contract Anniversary that is a percentage of the adjusted guaranteed withdrawal balance at the time the charge is deducted. The maximum annual guaranteed lifetime withdrawal benefit charge percentage ranges from 1.00% to 4.10%, depending on the option chosen; the current annual expense range for this rider ranges from 0.95% to 2.15%, depending on the option chosen. We will not deduct this charge after we have begun to make Annuity Payments under the contract. See Financial information – Contract costs and expenses.

•	Annuity taxes

These charges for taxes on premiums or Annuity Payments that are applicable only in some states and municipalities currently range from 0.50% up to 3.5% of premiums payments made.

•	Withdrawal charge

During the annuity period, if you choose either the fixed or the variable payments to age 100 annuity payout options or the payments for a period certain as an annuity payout option, and you make more than one withdrawal in a calendar quarter, then you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the withdrawal.

DECIDING TO PURCHASE A CONTRACT

The contract is an individual flexible premium deferred variable annuity contract that we may issue as a contract qualified (“qualified contract”) under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), or as a contract that is not qualified under the Internal Revenue Code (“non-qualified contract”). You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to Fund a tax-qualified arrangement.

You have the right to examine the contract and return it for cancellation within 10 to 30 days of receiving it depending on the state where you live. (If this contract is a replacement for another contract, you may have 30 to 60 days to examine the contract and return it for cancellation.) This is known as the free-look period. If you exercise this free-look privilege, and if you live in a state that does not require us to return premiums paid, you will bear the risk of any decline in your contract’s value during the free-look period. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms will vary depending on where you live. Please check your contract carefully for specific terms and conditions.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

Please see Special terms used in this prospectus for definitions of key terms.

SUMMARY	PROSPECTUS	3

EXPENSE TABLES

Expenses

The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial information – Contract costs and expenses. Fund prospectuses provide a more complete description of the various costs and expenses of the underlying Variable Investment Options. Premium taxes may apply.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge:	8% of total premiums paid declining annually[1]
Number of full years completed since premium payment was made	Contingent deferred sales charge percentage
0	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7+	0%
Transfer Fee:	Maximum: $25 Current: $0

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the contract Accumulation Value, depending on the state requirements.

1 The contingent deferred sales charge may be assessed on premiums withdrawn that were paid into your contract during the previous seven years. Each contract year, however, you may withdraw without a contingent deferred sales charge a “Free Withdrawal Amount” equal to 10% of Chargeable Premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year.

There is a withdrawal charge that applies to withdrawals during the annuity period in excess of one per quarter. This charge is the lesser of $25 or 2% of the withdrawal amount. Withdrawals are available during the annuity period only if you choose one of the two payments to 100 annuity payout options or the period certain annuity payout option. Please see Withdrawal charge, pages 3 and 83, for more information.

4	PROSPECTUS	EXPENSE TABLES

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the Variable Investment Options.

Annual Contract Fee:	$35.00*
*	The annual contract fee may be lower where required by state law. We will waive the contract fee if the Accumulation Value of your contract plus the Accumulation Value of any other Guardian Investor Variable Annuity L Series and Guardian Investor Variable Annuity B Series contracts you own individually or jointly totals $100,000 or more on the Contract Anniversary of your contract provided each such contract contains a waiver of contract fee provision.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

HAVDB = Highest Anniversary Value Death Benefit Rider	EB = Earnings Benefit Rider

	Basic contract (with no benefit riders)	Contract with EB	Contract with HAVDB	Contract with HAVDB and EB
Mortality & Expense Risk Charge	1.10%	1.10%	1.10%	1.10%
Other Separate Account Fees
• Administrative Charge	0.20%	0.20%	0.20%	0.20%
• Charges for Optional Additional Riders
– Highest Anniversary Value Death Benefit (HAVDB)	0.00%	0.00%	0.40%	0.40%
– Earnings Benefit (EB)	0.00%	0.25%	0.00%	0.25%
Subtotal Other Separate Account Fees	0.20%	0.45%	0.60%	0.85%
Total Separate Account Level Annual Expenses	1.30%	1.55%	1.70%	1.95%

FEES FOR OPTIONAL RIDER DEDUCTED FROM ACCUMULATION VALUE

Annual Rider Fees for Guaranteed Lifetime Withdrawal Benefit (GLWB) Options (as a percentage of the adjusted guaranteed withdrawal balance*):

	Single	Single w/ Step-Up Death Benefit***	Single w/ Return of Premium Death Benefit****	Spousal	Spousal w/ Step-Up Death Benefit***	Spousal w/ Return of Premium Death Benefit****
Guardian Target 250 maximum**	2.50%	3.00%	3.10%	3.50%	4.00%	4.10%

current**	1.30%	1.80%	1.90%	1.55%	2.05%	2.15%
Guardian Target 200 maximum**	2.50%	3.00%	3.10%	3.50%	4.00%	4.10%

current**	1.15%	1.65%	1.75%	1.40%	1.90%	2.00%
Guardian Target Future maximum**	2.50%	3.00%	3.10%	3.50%	4.00%	4.10%

current**	1.05%	1.55%	1.65%	1.30%	1.80%	1.90%
Guardian Target Now maximum**	1.00%	1.50%	N/A	2.00%	2.50%	N/A

current**	0.95%	1.45%	N/A	1.05%	1.55%	N/A
*	The definition of “adjusted guaranteed withdrawal balance” for the GLWB rider options is the greater of the total premium payments made under the contract or the guaranteed withdrawal balance on the preceding day plus any increase as a result of the application of the annual minimum guarantee or cumulative guarantee. Please see the Guaranteed lifetime withdrawal benefit (GLWB) rider section of this prospectus for more information.

EXPENSE TABLES	PROSPECTUS	5

**	The current charge for this rider ranges from 0.95% to 2.15%, depending on the option chosen. We reserve the right to increase the charge to a maximum ranging from 1.00% to 4.10%, depending on the option chosen, if the guaranteed withdrawal balance is stepped up to equal the Accumulation Value of the contract.
***	Not available in New York with the Guardian Target 250 GLWB rider option.
****	Not available in New York.

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)*	0.38%	1.52%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds and has not been independently verified by GIAC.

*	“Total Annual Underlying Mutual Fund Operating Expenses” are expenses for the fiscal year ended December 31, 2018 for all underlying mutual funds. It is important for contractowners to understand that a decline in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the Funds’ expense ratios for the Funds’ current fiscal year to be higher than the expense information presented.

6	PROSPECTUS	EXPENSE TABLES

Expense Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in the contract. All costs are as of the last day of the applicable time period, except for the rider charge and contract fee, which are as of the following Contract Anniversary. The costs include the Contract Owner transaction expenses, an annual contract fee of $35, and separate account annual expenses which include a daily administrative charge at an annual rate of 0.20% and a daily mortality and expense risk charge at an annual rate of 1.10% of the net asset value in the Separate Account. The following two examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year.

Example 1 shows a contract with a spousal version of the Guardian Target 250 Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider with the GLWB Return of Premium Death Benefit (which are the most expensive optional features available under the contract). The costs shown are the maximum (4.10%) and current (2.15%) GLWB rider fees, and shows the maximum average weighted Fund expense (1.06%) for the growth model and the minimum average weighted Fund expense (0.88%) for the conservative model which are two of the allocation models available under the GLWB rider. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Contract with the spousal version of the Guardian Target 250 GLWB Rider with the GLWB Return of Premium Death Benefit and maximum and minimum allocation model expenses

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$1,521	$2,934	$4,335	$8,291
Conservative Model:	$1,503	$2,881	$4,251	$8,152
Current Rider Charge
Growth Model:	$1,313	$2,282	$3,209	$5,815
Conservative Model:	$1,294	$2,228	$3,121	$5,654
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$721	$2,234	$3,835	$8,291
Conservative Model:	$703	$2,181	$3,751	$8,152
Current Rider Charge
Growth Model:	$513	$1,582	$2,709	$5,815
Conservative Model:	$494	$1,528	$2,621	$5,654

Example 2 shows a Basic Contract without any riders (which is the least expensive way to purchase the contract) and maximum (1.52%) and minimum (0.38%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic contract without any riders and maximum and minimum underlying mutual fund expenses

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,131	$1,708	$2,207	$3,549
Minimum:	$1,011	$1,350	$1,610	$2,364
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$331	$1,008	$1,707	$3,549
Minimum:	$211	$650	$1,110	$2,364

These Examples do not reflect transfer fees or annuity taxes (which may range from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

A table of Accumulation Unit values is in Appendix A – Summary Financial Information.

EXPENSE TABLES	PROSPECTUS	7

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total admitted assets (Statutory basis) of over $13.3 billion as of December 31, 2018. The financial statements of GIAC, as well as those for the Separate Account, appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the state of New York in 1860. As of December 31, 2018, Guardian Life had total admitted assets (Statutory basis) in excess of $58.4 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

8	PROSPECTUS	EXPENSE TABLES

BUYING A CONTRACT

THE PURCHASE PROCESS

If you would like to buy a contract, you must complete, sign, and forward the application form to us at the address set forth below. Alternatively, if permitted in your state, you may also initiate the purchase by using such other form or in such other manner as we find acceptable. You or your agent then must send any applicable paperwork, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application or other paperwork and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

6255 Sterner’s Way

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your proposed purchase is based on administrative rules such as whether you have completed the form completely and accurately or otherwise supplied us with sufficient information for us to accept the proposed purchase. We will not issue a contract if the Owner or the Annuitant is over 85 years of age, without our prior approval. We have the right to reject any application, proposed purchase or initial premium payment for any reason.

If we accept your purchase as received, we will credit your Net Premium payment to your new contract within two business days. If your purchase is not complete within five business days of our receiving your application or other applicable paperwork, we will return it to you along with your payment.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent that the selling broker or authorized registered representative (i) fails to forward the applications, premium payments and transaction requests to our Customer Service Office on a timely basis, or (ii) experiences delays in determining whether the contract is suitable for you. Any such delays will affect when your contract can be issued and your purchase payment applied.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

Tax-Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

BUYING A CONTRACT	PROSPECTUS	9

PAYMENTS

We require a minimum initial premium payment of $2,000 for qualified contracts and $5,000 for non-qualified contracts. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we may accept purchase payments below $100. We will not accept premium payments greater than $3,000,000 in the first contract year without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000. Minimum and maximum premium payments may be different if you select certain optional riders with your contract. Please refer to those rider sections in this prospectus for further information. In Oregon, the Department of Insurance requires GIAC not to accept premium payments into the contract on or after the third Contract Anniversary.

10	PROSPECTUS	BUYING A CONTRACT

THE ACCUMULATION PERIOD

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent Net Premium payments to your contract on the same day we receive them, provided we receive them in Good Order at our Customer Service Office before the close of a regular trading session of the New York Stock Exchange, generally 4:00 p.m. Eastern Time. (i.e., on a Valuation Date).

If the New York Stock Exchange closes before its regular closing time, we will normally credit a premium payment received after that close on the next Valuation Date. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the Net Premium payment.

If you cancel a premium payment or your premium payment is returned for insufficient Funds, we reserve the right to reverse the transaction. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options you had chosen.

We use Net Premium payments to purchase Accumulation Units in the Variable Investment Options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of Accumulation Units are set daily because they change along with the share values of the underlying Funds and also include the daily portion of Separate Account Level Expenses applicable to your contract and any riders chosen. See the Separate Account Level Annual Expenses table under the Expense Tables section. The amount you pay for each unit will be the price calculated on the Valuation Date that we receive and accept your payment.

The value of Accumulation Units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the Variable Investment Options, as of the close of the New York Stock Exchange.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent Net Premium payments after we receive and accept them at our Customer Service Office. Please remember that you cannot invest in more than 20 Variable Investment Options, or 19 Variable Investment Options and the fixed-rate option, at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account or savings account to make monthly purchase payments. We will debit your account on the 15th of each month or the next business day if the 15th is not a business day (or another day of the month that we choose after we notify you). You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank

Accumulation

units

The value of Accumulation Units will vary as the value of investments rises and falls in the Variable Investment Options and also due to expenses and the deduction of certain charges.

ACCUMULATION PERIOD	PROSPECTUS	11

accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution. We may modify or terminate the automated payment program at any time, at our sole discretion.

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account R, to receive and invest your premium payments in the Variable Investment Options. The Separate Account has 49 investment divisions, corresponding to the 49 Funds available to you. The performance of each division is based on the Fund in which it invests.

The Separate Account was established by GIAC on March 12, 2003. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. We own all of the assets of the Separate Account. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of GIAC and other separate accounts.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract guarantees, such as Annuity Payments, death benefits and payments made under the guaranteed lifetime withdrawal benefit rider, are guaranteed solely by the financial strength and claims-paying ability of GIAC. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations, and when required by law, we will obtain your approval and/or the approval of any appropriate state or federal regulatory authority. We will use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	creating new Separate Accounts,

12	PROSPECTUS	ACCUMULATION PERIOD

•	combining two or more Separate Accounts or investment divisions,

•	transferring assets among investment divisions, or into another Separate Account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that Owners of variable annuities currently receive under the Internal Revenue Code,

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

•	adding, closing or removing investment divisions of the Separate Account to allocations of Net Premiums or transfers of Accumulation Value, or both, with respect to some or all contracts;

In addition, a Fund in which an investment division invests may terminate its agreement with us and discontinue offering its shares to that investment division.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 20 of the 49 Variable Investment Options or 19 of the Variable Investment Options and the fixed-rate option (if available) at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act. However, if you elect the Guaranteed Lifetime Withdrawal Benefit Rider, you must invest all of your premium payments and the contract Accumulation Value in one of the specified asset allocation models. See Other contract features: Guaranteed lifetime withdrawal benefit (GLWB) rider.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Variable

investment

options

You may choose to invest in a maximum of 20 of the Variable Investment Options or 19 of the Variable Investment Options and the fixed-rate option (if available) at any time.

ACCUMULATION PERIOD	PROSPECTUS	13

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
AB VPS Growth and Income Portfolio (Class B)	Long-term growth of capital.	Invests primarily in U.S. stocks, although it may invest in non-U.S. securities. Invests in companies of any size and in any industry. Normally holds equities of approximately 60 – 90 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	Seeks high total investment return.	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities.	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809
BlackRock Advantage Large Cap Value V.I. Fund (Class III)	Seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities.	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809
BlackRock Capital Appreciation V.I. Fund (Class III)	Seeks long-term growth of capital.	The Fund tries to achieve its investment objective by investing primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that Fund management believes have shown above-average growth rates in earnings over the long-term.	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	Equity and debt securities, including money market securities and other short-term securities or instruments, of issuers located around the world.	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809

14	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Columbia Variable Portfolio – Asset Allocation Fund (Class 2)	Total return, consisting of current income and long-term capital appreciation.

Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity securities (including, but not limited to, common stocks and securities convertible into common stocks) and fixed-income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives. The Fund invests at least 25% of its total assets in fixed-income instruments, including preferred stocks and fixed income instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds), or in Underlying Funds that primarily invest in such instruments. The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

The Fund may invest in derivatives, including futures (including equity futures and index futures, primarily to manage securities market exposure, and interest rate futures, primarily to manage duration within the fixed income portfolio).

Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110

ACCUMULATION PERIOD	PROSPECTUS	15

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Columbia Variable Portfolio – Small Cap Value Fund (Class 2)	Long-term capital appreciation.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, that falls within the range of the Russell 2000® Value Index (the Index) or up to $2.5 billion, whichever is greater. The Fund may buy and hold stock in a company that is not included in the Index. The market capitalization range of the companies included within the Index was $4.5 million to $8.0 billion as of March 31, 2018. The market capitalization range and composition of the companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a security even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund may invest in any type of security, including common stocks and depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies.

The Fund may invest up to 25% of its net assets in foreign investments. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector and the industrials sector.

Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110

16	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Columbia Variable Portfolio – Small Company Growth Fund (Class 2)	Long-term capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of companies that have market capitalizations in the range of companies in the Russell 2000® Growth Index (the Index) at the time of purchase (between $4.5 million and $16.0 billion as of March 31, 2018). The market capitalization range and composition of the companies in the Index are subject to change.

The Fund invests typically in common stocks of companies believed to have the potential for long-term, above-average earnings growth but may invest in companies for their short, medium or long-term prospects. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the consumer discretionary sector, health care sector and information technology sector.

Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
Davis Financial Portfolio	Long-term growth of capital.	Davis Financial Portfolio invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 620 Fifth Avenue 3rd Floor New York New York 10020
Fidelity VIP Contrafund® Portfolio (Service Class 2)	The fund seeks long-term capital appreciation.	Normally investing primarily in common stocks. Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public. Investing in domestic and foreign issuers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210

ACCUMULATION PERIOD	PROSPECTUS	17

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Government Money Market Portfolio (Service Class 2)(i)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. and other investment advisers serve as subadvisers for the fund. One Spartan Way Merrimack, NH 03054
Fidelity VIP Investment Grade Bond Portfolio (Service Class 2)	The fund seeks as high a level of current income as is consistent with the preservation of capital.	Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Managing the fund to have similar overall interest rate risk to the Barclays® U.S. Aggregate Bond Index. Allocating assets across different market sectors and maturities. Investing in domestic and foreign issuers. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives – such as swaps (interest rate, total return, and credit default), options, and futures contracts – and forward-settling securities, to adjust the fund’s risk exposure. Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund. One Spartan Way Merrimack, NH 03054

(i)

There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

18	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Mid Cap Portfolio (Service Class 2)	The fund seeks long-term growth of capital.	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P Mid Cap 400® Index). Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Fidelity VIP Overseas Portfolio (Service Class 2)	The fund seeks long-term growth of capital.	Normally investing at least 80% of assets in non-U.S. securities. Normally investing primarily in common stocks. Allocating investments across different countries and regions. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Franklin Income VIP Fund (Class 2 Shares)	Seeks to maximize income while maintaining prospects for capital appreciation.	Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403
Franklin Mutual Shares VIP Fund (Class 2 Shares)	Seeks capital appreciation, with income as a secondary goal.	Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, NJ 07078
Franklin Small Cap Value VIP Fund (Class 2 Shares)	Seeks long-term total return.	Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, NJ 07078
Franklin U.S. Government Securities VIP Fund (Class 2 Shares)	Seeks income.	Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403
Templeton Foreign VIP Fund (Class 2 Shares)	Seeks long-term capital growth.	Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC 300 S.E. 2nd Street Fort Lauderdale FL 33301

ACCUMULATION PERIOD	PROSPECTUS	19

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Templeton Global Bond VIP Fund (Class 2 Shares)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403
Templeton Growth VIP (Class 2 Shares)	Seeks long-term capital growth.	Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Limited Box N-7759 Lyford Cay Nassau, Bahamas
Guardian Core Plus Fixed Income VIP Fund	The Fund seeks income and capital appreciation to produce a high total return.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in fixed income investments. The Fund may invest up to 20% of its net assets in high-yield fixed income investments (commonly referred to as “junk bonds”). The Fund also may invest in fixed income investments issued by foreign entities but denominated in U.S. dollars, and fixed income investment issued by foreign entities and denominated in currencies other than the U.S. dollar.

The Fund generally invests in the following types of fixed income investments: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities; mortgage-backed and other asset-backed securities; inflation-linked investments; and senior loans, including bridge loans, novations, assignments, and participations.

The Fund may invest in derivatives, including futures, forwards, options, and swaps, for hedging and non-hedging purposes. The Fund may also invest in derivatives to seek to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative is based, or for cash management purposes. For example, the Fund may invest in U.S. Treasury futures or sell U.S. Treasury futures short to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

			Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302
Guardian Diversified Research VIP Fund	The Fund seeks capital appreciation.	The Fund invests mainly in common stocks (growth or value stocks or both) of U.S. large-capitalization companies.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Putnam Investment Management, LLC 100 Federal Street Boston, MA 02110

20	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Guardian Large Cap Disciplined Value VIP Fund	The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Boston Partners Global Investors, Inc., d/b/a Boston Partners 909 Third Avenue 32nd Floor New York, NY 10022
Guardian Growth & Income VIP Fund	The Fund seeks long-term growth of capital.	The Fund invests primarily in the equity securities of U.S. companies that the Fund’s subadviser believes are undervalued, focusing on dividend-paying securities. Although the Fund invests primarily in large capitalization companies, the Fund may invest in companies with different market capitalizations (i.e., mid-capitalization).	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105
Guardian International Growth VIP Fund	The Fund seeks total return consisting of long-term capital growth and current income.	The Fund invests mainly in equity securities of foreign companies, including foreign subsidiaries of U.S. companies. The Fund invests primarily in large-capitalization companies, which the Fund’s subadviser defines as companies with market capitalizations similar to companies in the MSCI® Europe, Australasia and Far East (“EAFE®”) Growth Index (the “Index”) at the time of purchase.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	J.P. Morgan Investment Management Inc. 270 Park Avenue New York, NY 10017
Guardian International Value VIP Fund	The Fund seeks long-term capital appreciation.	The Fund invests primarily in equity securities, principally common stocks, of large- and mid-capitalization foreign companies with market capitalizations in the range of companies included in the MSCI® Europe, Australasia and Far East (“EAFE®”) Value Index (“EAFE® Index”) that the Fund’s subadviser, believes are undervalued based on their earnings, cash flow, or asset values.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Lazard Asset Management LLC 30 Rockefeller Plaza New York, NY 10112
Guardian Large Cap Disciplined Growth VIP Fund	The Fund seeks to maximize long-term growth.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in securities of companies with large market capitalizations. The Fund may invest in foreign securities, either directly or through depositary receipts. The Fund may also invest in securities of emerging market issuers.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Wellington Management Company LLP 280 Congress Street Boston, MA 02210
Guardian Large Cap Fundamental Growth VIP Fund	The Fund seeks long-term growth of capital.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Clearbridge Investments, LLC 620 Eighth Ave 48th Floor New York, NY 10018

ACCUMULATION PERIOD	PROSPECTUS	21

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
securities, or other investments with similar economic characteristics, of U.S. large-capitalization companies.
Guardian Mid Cap Relative Value VIP Fund	The Fund seeks long-term capital appreciation.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of mid-capitalization companies.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Wells Capital Management Incorporated 525 Market Street San Francisco, CA 94105
Invesco V.I. Global Real Estate Fund (Series II)	Total return through growth of capital and current income.	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate and real estate-related insurers, and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, GA 30309	Invesco Asset Management Limited Perpetual Park Perpetual Park Drive Henley-on-Thames Oxfordshire RG9 1HH United Kingdom
Invesco V.I. Small Cap Equity Fund (Series II)	Long-term growth of capital.	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, GA 30309
Janus Henderson Global Technology Portfolio (Service Shares)	Seeks long-term growth of capital.

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that the portfolio managers believe will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

• companies that the portfolio managers believe have or will develop products, processes, or services that will provide significant technological advancements or improvements; and

• companies that the portfolio managers believe rely extensively on technology in connection with their operations or services.

Some of the industries and companies likely to be represented in the Portfolio’s holdings include e-commerce (companies doing business through the Internet); computer (hardware and software); communications (voice, data, and wireless); industrials; Internet (software, services, and infrastructure equipment); and media and entertainment.

Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805

22	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
MFS® Utilities Series (Service Class)	Seeks total return.	Normally invests at least 80% of the fund’s net assets in securities of issuers in the utilities industry. Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and issuers engaged in telecommunications, including telephone, cellular telephone, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). MFS primarily invests the fund’s assets in equity securities, but may also invest in debt instruments, including below investment grade quality debt instruments. MFS may invest the fund’s assets in companies of any size. MFS invests the fund’s assets in U.S. and foreign securities, including emerging market securities. MFS normally invests the fund’s assets across different countries and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single country or region. While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
Prior to May 24, 2019: Oppenheimer Global Strategic Income Fund/VA (Service Class)(ii)	The Fund seeks total return.	The Fund invests mainly in debt securities in three market sectors: Foreign governments and issuers, U.S. government securities, and lower-grade, high-yield securities of U.S. and foreign issuers (commonly referred to as “junk bonds”).	OFI Global Asset Management, Inc. 225 Liberty Street 11th Floor New York NY 10281-1008	OppenheimerFunds, Inc. 225 Liberty Street 11th Floor New York NY 10281-1008
On and after May 24, 2019: Invesco Oppenheimer Global Strategic Income Fund/VA (Series II)	The Fund seeks total return.	The Fund invests mainly in debt securities in three market sectors: Foreign governments and issuers, U.S. government securities, and lower-grade, high-yield securities of U.S. and foreign issuers (commonly referred to as “junk bonds”).	Invesco Advisers, Inc. 1555 Peachtree St, N.E. Atlanta, GA 30309
(ii)

Beginning on or about May 24, 2019, pursuant to shareholder approval of an Agreement and Plan of Reorganization, the assets and liabilities of the Oppenheimer Global Strategic Income Fund/VA will be acquired by the Invesco Oppenheimer V.I. Global Strategic Income Fund. The Invesco Oppenheimer V.I. Global Strategic Income Fund will replace the Oppenheimer Global Strategic Income Fund/VA as an investment option under the Contract.

ACCUMULATION PERIOD	PROSPECTUS	23

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Prior to May 24, 2019: Oppenheimer Main Street Small Cap Fund/VA (Service Class)(iii)	The Fund seeks capital appreciation.	Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of “small-cap” companies. A company’s “market capitalization” is the value of its outstanding common stock. The Fund considers small-cap companies to be those having a market capitalization in the range of the Russell 2000® Index.	OFI Global Asset Management, Inc. 225 Liberty Street 11th Floor New York NY 10281-1008	OppenheimerFunds, Inc. 225 Liberty Street 11th Floor New York NY 10281-1008
On and after May 24, 2019: Invesco Oppenheimer Main Street Small Cap Fund/VA (Series II)	The Fund seeks capital appreciation.	Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of “small-cap” companies. A company’s “market capitalization” is the value of its outstanding common stock. The Fund considers small-cap companies to be those having a market capitalization in the range of the Russell 2000® Index.	Invesco Advisers, Inc. 1555 Peachtree St, N.E. Atlanta, GA 30309
PIMCO Low Duration Portfolio (Advisor Class)	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.	PIMCO 650 Newport Center Drive Newport Beach CA 92660
PIMCO Real Return Portfolio (Advisor Class)	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.	PIMCO 650 Newport Center Drive Newport Beach CA 92660
(iii)

Beginning on or about May 24, 2019, pursuant to shareholder approval of an Agreement and Plan of Reorganization, the assets and liabilities of the Oppenheimer Main Street Small Cap Fund/VA will be acquired by the Invesco Oppenheimer V.I. Main Street Small Cap Fund. The Invesco Oppenheimer V.I. Main Street Small Cap Fund will replace the Oppenheimer Main Street Small Cap Fund/VA as an investment option under the Contract.

24	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
PIMCO Total Return Portfolio (Advisor Class)	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.	PIMCO 650 Newport Center Drive Newport Beach CA 92660
Pioneer Equity Income VCT Portfolio (Class II)	Current income and long-term growth of capital.	The Fund seeks current income and long term capital growth primarily through income producing equity securities of U.S. corporations.	Amundi Pioneer Asset Management, Inc. 60 State Street Boston, MA 02109
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk.	U.S. common stocks, bonds and money market instruments.	EULAV Asset Management 7 Times Square 21st Floor 42nd Street New York, NY 10036
Victory High Yield VIP Series	To seek current income. Capital appreciation is a secondary objective.	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. For purposes of this investment strategy, an investment is considered to be rated below investment grade if it is rated by Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004
Victory INCORE Investment Quality Bond VIP Series	To seek a high level of current income and capital appreciation without undue risk to principal.	Normally invests at least 80% of its net assets in investment-grade debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

ACCUMULATION PERIOD	PROSPECTUS	25

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory INCORE Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital.	Normally invests at least 80% of its net assets in debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory RS International VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States. For purposes of this investment strategy, a company is considered to do a substantial amount of business outside of the United States if a company derives at least 50% of its revenue or profits from business outside the United States or has at least 50% of its sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory RS Large Cap Alpha VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in companies considered by the Fund’s investment management team to be (at the time of purchase) large-capitalization companies. For purposes of this investment strategy, a company is considered to be large-capitalization if its market capitalization is at least $5 billion.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn , Ohio 44144
Victory RS Small Cap Growth Equity VIP Series	Long-term capital growth.	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, a company is considered to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter, whichever is greater.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

26	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests primarily in stocks of companies included in the S&P 500 by investing at least 95% of its net assets in the stocks of companies included in the S&P 500. Because the Fund is intended to track the performance of the S&P 500, the Fund’s investment management team does not actively determine the stock selection or sector allocation. The S&P 500 is an unmanaged index of 500 common stocks selected by Standard & Poor’s as representative of a broad range of industries within the U.S. economy, including foreign securities. The S&P 500 is composed primarily of stocks issued by large-capitalization companies. The securities selected for the portfolio are those securities that are included in the S&P 500, in approximately the same percentages as those securities are included in the index. For purposes of this investment strategy, the percentage weighting of a particular security in the S&P 500 is determined by that security’s relative total market capitalization – which is the market price per share of the security multiplied by the number of shares outstanding. To track the S&P 500 as closely as possible, the Fund attempts to remain fully invested in stocks.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory Sophus Emerging Markets VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, an emerging market country is one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. Also for purposes of this investment strategy, a company is considered an emerging market company if it is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

Some of these Funds may not be available in your state.

ACCUMULATION PERIOD	PROSPECTUS	27

Some Funds have similar investment objectives and policies to other Funds managed by the same advisor. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same Funds as the publicly available Funds. As a result, the investment returns of the Funds may be higher or lower than these similar Funds managed by the same advisor. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other Fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or under variable contracts that are issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our Contract Owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Currently all investment advisors (or their affiliates) pay us compensation every year for administration or other expenses. This compensation ranges from 0.10% to 0.40% of the average daily net assets that are invested in the Variable Investment Options available through the Separate Account. We also receive 12b-1 fees from all Funds, except portfolios from the Davis Variable Account Fund, Inc. and Victory Variable Insurance Funds. Currently, the amount of 12b-1 fees ranges from 0.25% to 0.40%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these administration and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and that we incur, in our role as an intermediary, in promoting, marketing and administering the funds. We may profit from these payments.

For information about the compensation we pay for sales of the contracts, see Your rights and responsibilities: Distribution of the contract.

SELECTION OF FUNDS

The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the Fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain funds, such as the Guardian Variable Products Trust and Victory High Yield VIP Series, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the Fund’s advisor or an affiliate distribute or provide marketing support for the contracts. We review the Funds periodically and may remove a Fund or limit its availability to new premium payments and/or incoming transfers of accumulation value if we determine that the Fund no longer meets one or more of the selection criteria, and/or the Fund has not attracted significant allocations from Contract Owners.

You are responsible for choosing your investment options and the amounts allocated to each, or the asset allocation model (if you purchase a guaranteed lifetime withdrawal benefit rider – see Other contract features: Guaranteed lifetime withdrawal benefit (GLWB) rider), that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including a Fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as a Fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulatory actions or investigations relating to the Funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

28	PROSPECTUS	ACCUMULATION PERIOD

You bear the risk of any decline in the value of your contract resulting from the investment performance of the Funds you have chosen.

We do not recommend or endorse any particular Fund and we do not provide investment advice.

ADDITION, DELETION, OR SUBSTITUTION OF FUNDS

We do not guarantee that each Fund will always be available for investment through the contract. We reserve the right, subject to compliance with applicable law, to add new Funds or Fund classes, close existing Funds or Fund classes, or substitute Fund shares that are held by any investment division of the Separate Account for shares of a different mutual fund. New or substitute Funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a division of the Separate Account without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the Separate Account securities from other Funds. We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of contracts to which this contract belongs.

FIXED-RATE OPTION

You can elect to invest Net Premium payments in the fixed-rate option that may be available as an investment option under your contract (However, for contracts issued in conjunction with applications dated on or after December 7, 2009, you may elect to invest up to a maximum of 25% of your initial and subsequent Net Premium payments into the fixed-rate option). The fixed-rate option is not registered as a security under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option is subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

In the fixed-rate option, we guarantee that the Net Premium payments you invest will earn daily interest at a minimum annual rate of no less than 1% and no greater than 3%. On each Contract Anniversary, GIAC resets the

When you buy a contract, please note:

•	You can choose up to 20 Variable Investment Options or 19 Variable Investment Options and the fixed-rate option at any one time.

•	There are no initial sales charges on the premium payments that you allocate to the Variable Investment Options.

•	All of the dividends and capital gains distributions that are payable to Variable Investment Options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your Accumulation Value to a payment option in order to make Annuity Payments to you.

•

You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing, electronically or by telephone at our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Currently, no fee is charged for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges. Please see the Transfers section for more information on fees and restrictions on transfers.

•	You can change Beneficiaries as long as the Annuitant is living.

ACCUMULATION PERIOD	PROSPECTUS	29

minimum annual rate and the new rate remains in effect until the next Contract Anniversary. If you purchased your contract in conjunction with an application dated on or after December 7, 2009, you can allocate 25% of your initial and subsequent Net Premium payments to this option, subject to the conditions stated below. See The Accumulation Period: Transfers. The value of your Net Premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC’s general assets. As a result, the strength of our interest rate guarantee is based on the overall financial strength of GIAC. If GIAC suffered a material financial setback, the ability of GIAC to meet its financial obligations could be affected.

At certain times we may choose to pay interest at a rate higher than the minimum annual rate specified in your contract, but we are not obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We do not use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay has not been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premium payments or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

•	This interest rate will continue until the next Contract Anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

•

At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next Contract Anniversary date.

The fixed-rate option may not be available in your state. We reserve the right to discontinue this option at any time. We also reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional payments and/or transfers under existing contracts.

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Park Avenue Securities LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephonic or electronic request that we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephonic or electronic transactions. We may record telephone conversations without disclosure to the caller. See Your rights and responsibilities: Telephonic and electronic services.

30	PROSPECTUS	ACCUMULATION PERIOD

TRANSFERS

You can transfer money among Variable Investment Options or change your future percentage allocations to options both before and after the date Annuity Payments begin. You can also transfer to and from the fixed-rate option, but only before the date Annuity Payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the Accumulation Period and up to 30 days before the date Annuity Payments are scheduled to begin, you can transfer all or part of your Accumulation Value among the Variable Investment Options and the fixed-rate option. These transfers are subject to the following rules:

•	We reserve the right to limit the frequency of transfers to not more than once every 30 days;

•

For contracts issued in conjunction with applications dated on or after December 7, 2009, no transfer into the fixed-rate option can be effected if, immediately subsequent to such transfer, the allocation to the fixed-rate option would be greater than 25% of the contract’s Accumulation Value on the immediately prior Valuation Date.

•	We reserve the right to impose a fee of $25 per transfer, if you make more than twelve transfers within a contract year;

•

We permit transfers from the fixed-rate option to any Variable Investment Option only once each contract year, during the 30 days beginning on the Contract Anniversary date. There is an exception for the dollar cost averaging feature. Amounts that have been in the fixed-rate option longest will be transferred out first.

•	The maximum yearly transfer from the fixed-rate option is the greater of the following:

–	50% of the amount in the fixed-rate option as of the last Contract Anniversary, or
–	the amount equal to the largest transfer made during the previous contract year out of the fixed-rate option for your contract.

•

Each transfer involving the Variable Investment Options will be based on the Accumulation Unit value that is next calculated after we have received transfer instructions from you, in Good Order, at our Customer Service Office or Customer Service Office Contact Center.

•

If you have selected the GLWB rider, your transfers are limited to moving 100% of the contract Accumulation Value from one allocation model to another allocation model. See Other contract features: Guaranteed lifetime withdrawal benefit (GLWB) rider.

You must clearly specify in your transfer request the amount to be transferred and the names of the investment options that are affected. We will implement a transfer or changes to your allocations upon receiving your

Transfers

You generally can transfer money among Variable Investment Options both before and after the date Annuity Payments are scheduled to begin.

ACCUMULATION PERIOD	PROSPECTUS	31

written, telephone or electronic instructions in Good Order at our Customer Service Office or Customer Service Office Contact Center. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit values. If we receive your request on a business day after 4:00 p.m., you will receive the next day’s unit values.

After the date Annuity Payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the Variable Investment Options only once each month. We must receive transfer instructions in Good Order at least 15 days before the due date of the first variable annuity payment to which the transfer will apply. No fixed-rate option transfers are permitted.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying Fund shares if the trading takes advantage of any lag between a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying Fund at a price that does not reflect the current market value of the portfolio securities of the underlying Fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying Fund, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the Fund.

GIAC endeavors to protect long-term Contract Owners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any Contract Owner to engage in frequent transfer activity. This contract is not designed for use by individuals or other entities that engage in “market timing” or other types of frequent trading, unusually large transfers, short-term trading, or programmed transfers. If you wish to engage in such strategies, do not purchase this contract.

Deterrence. If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit, modify, restrict, suspend or eliminate your right to make transfers or allocation changes. We monitor for frequent transfer activity among the Variable Investment Options based upon established parameters that are applied consistently to all Contract Owners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

32	PROSPECTUS	ACCUMULATION PERIOD

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other Contract Owners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same Owner or owned by spouses or by different partnerships or corporations that are under common control). We also may restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service. Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to transfer restrictions because of the actions of your investment advisor in providing those services. The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Contract Owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying Fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual Fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Contract Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

You should be aware that we have entered into a written agreement with each Fund or its principal underwriter that obligates us to provide the Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific Contract Owners who have been identified by the Fund as having engaged in transactions that violate the disruptive trading policies established for that Fund.

ACCUMULATION PERIOD	PROSPECTUS	33

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Contract Owners engaging in frequent transfers. In addition, our orders to purchase shares of the Funds are generally subject to acceptance by the Fund, and in some cases a Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Contract Owners’ transfer request if our order to purchase shares of the Fund is not accepted by, or is reversed by, an applicable Fund.

Underlying Fund Frequent Trading Policies. The underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying Funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying Funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying Fund may impose a redemption fee. Contract Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Contract Owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying Funds that would be affected by the transfers. For example, underlying Funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular Fund. Because of the number of underlying Funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

Omnibus Orders. You should note that other insurance companies and retirement plans also invest in the underlying Funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying Funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the Fund. In addition, if an underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in frequent transfer activity, the underlying Fund

34	PROSPECTUS	ACCUMULATION PERIOD

may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying Fund.

SURRENDERS AND WITHDRAWALS

During the Accumulation Period and while all Contract Owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it’s called a withdrawal. During the annuity period, unless you selected annuity payout Option V-4, F-4 or F-5, we will not accept requests for surrenders or withdrawals after the date Annuity Payments begin. See The annuity period: Variable annuity payout options.

Your request for surrenders and withdrawals must be received in Good Order at our Customer Service Office. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a withdrawal, we will redeem enough Accumulation Units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you at our Customer Service Office. We will deduct any applicable contract charges, contingent deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a withdrawal, we will cash additional units to cover these charges unless you instruct us to do otherwise. See Financial information: Contract costs and expenses. To effect your request, we will cash Accumulation Units in the following order:

•	all Accumulation Units attributable to the variable investment choices; this will be done on a pro-rata basis unless you instruct us differently, then

•	all fixed Accumulation Units attributable to the fixed-rate option.

For contracts without a GLWB rider, a withdrawal will only be permitted if immediately after the withdrawal the contract surrender value is greater than zero. If the Accumulation Value is less than $2000 after the withdrawal, then GIAC reserves the right to terminate the contract, subject to any applicable contingent deferred sales charge for a surrender.

Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Withdrawals reduce your Accumulation Value and your death benefit, and may reduce the value of any guarantees provided by optional benefit riders. Your ability to withdraw or surrender may be limited by the terms of a qualified plan.

Free Withdrawal Amount. Each contract year, you are allowed to make an annual withdrawal from the contract, without paying a contingent deferred sales charge, of an amount equal to 10% of Chargeable Premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the

Surrenders and

withdrawals

Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Your ability to withdraw or surrender may be limited by the terms of your qualified plan.

ACCUMULATION PERIOD	PROSPECTUS	35

current contract year. The Free Withdrawal Amount is not cumulative – any Free Withdrawal Amount not taken during a given contract year cannot be taken as free amounts in a subsequent contract year. The Free Withdrawal Amount is not applicable in the case of a surrender of the contract.

Calculating the Contingent Deferred Sales Charge for a Withdrawal. For the purpose of calculating the contingent deferred sales charge and to minimize the applicable contingent deferred sales charge, we assume that any amount withdrawn during a contract year will be withdrawn in the following order:

•

from earnings, which, on any Valuation Date equals the Accumulation Value on that date, less the total Net Premiums that have not been previously withdrawn. Note, however: Any amounts withdrawn as part of the Free Withdrawal Amount will not reduce the total Net Premiums in the calculation of earnings;

•	from Net Premiums that are no longer subject to a contingent deferred sales charge;

•	from the Free Withdrawal Amount; and

•	from Chargeable Premiums on a first-in-first-out basis (i.e., the oldest Chargeable Premium will be withdrawn first).

Calculating the Contingent Deferred Sales Charge for a Surrender. If you surrender the contract, the contingent deferred sales charge is equal to the contingent deferred sales charge percentage applicable to each Chargeable Premium multiplied by that Chargeable Premium.

Please note:

•	If you surrender the contract and Chargeable Premiums exceed Accumulation Value, then we will calculate the contingent deferred sales charge based on the full amount of Chargeable Premiums.

•

If the contract has been continued under spousal continuation or is a contract that has been issued pursuant to an internal 1035 exchange of certain contracts, then all Net Premiums made before spousal continuation or the internal 1035 exchange will be treated as not subject to a contingent deferred sales charge and will be withdrawn first, followed by any premium payments made after spousal continuation.

Systematic Withdrawals. You may request a schedule of systematic withdrawals. Under such a program, you may elect to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective typically on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as Annuity Payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, contingent deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial information: Federal tax matters.

36	PROSPECTUS	ACCUMULATION PERIOD

If we receive your surrender or withdrawal request in Good Order at our Customer Service Office before the end of a Valuation Date, then we will process your request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive your surrender or withdrawal request in Good Order at our Customer Service Office at or after the end of a Valuation Date or on a day that is not a Valuation Date, then we will process your request based on Accumulation Unit values determined at the end of the next Valuation Date. We will send you your payment within seven days of receiving a request from you in Good Order at our Customer Service Office. Please see the margin note Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342).

Inactive Contracts

We may cancel the contract and pay the Owner the Accumulation Value in one sum, if, before the Annuity Commencement Date:

•	no premium payments are made for 2 consecutive years;
•	the Accumulation Value on or after the end of such 2 year period is less than $2,000;

•	the total amount of premium payments made, less any withdrawals, is less than $2,000; and

•

we notified you in writing that this contract is inactive and subject to termination and, 6 months after the date of such notice, you have not made any premium payments to bring either your total premium payments less withdrawals or your Accumulation Value to $2,000.

The proceeds paid to an Owner may be subject to any applicable contract charges, contingent deferred sales charges and annuity taxes. Please see Financial information: Federal tax matters.

Every state has “escheatment” or unclaimed property laws which generally declare contracts to be abandoned after a period of inactivity of three to five years from the contract’s Annuity Commencement Date or the date the death benefit is due and payable. Such contracts will be surrendered and paid to the abandoned property division or unclaimed property office of the applicable state. States are obligated to pay such assets (without interest) to claimants with proper documentation. You can prevent “escheatment” by keeping your address and the name(s) and address(es) of your designated Beneficiary(ies) current.

Assigning contract interests

If the contract is a qualified contract, the Contract Owner’s interest in the contract cannot be assigned. Assigned contract interests may be treated as a taxable distribution to the Contract Owner. See Financial information: Federal tax matters for more information.

ACCUMULATION PERIOD	PROSPECTUS	37

Programs to build

your annuity

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing. If you decide to purchase an optional Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, you are not able to participate in the following dollar cost averaging programs. See Other contract features: Guaranteed lifetime withdrawal benefit (GLWB) rider for more information about the optional GLWB dollar cost averaging program.

There is no fee for dollar cost averaging or portfolio rebalancing. We also have the right to modify or discontinue either program. We will give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract. You may terminate either program at any time. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option. See Accumulation period: Transfers for limitations on such transfers.

Dollar Cost Averaging Programs

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either the Fidelity VIP Government Money Market Portfolio investment division or the fixed-rate option, but not from both. You can designate the fixed-rate option for dollar cost averaging if you currently own a contract with the fixed-rate option endorsement. The money can go into one or more of the other Variable Investment Options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (including the required Fidelity VIP Government Money Market Portfolio or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until Annuity Payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in Good Order at our Customer Service Office at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from the Fidelity VIP Government Money Market Portfolio investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 24 or 36 months. Your total Accumulation Value at the time generally must be at least $10,000. Transfers will be made in the amounts

Reports

At least twice each year, we send a report to each Contract Owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each Contract Owner that reports the number of Accumulation Units and their value under the contract.

If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise.

You may receive additional copies by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or writing our Customer Service Office.

38	PROSPECTUS	ACCUMULATION PERIOD

you designate and must be at least $100 per receiving investment option. Transfers may not continue beyond the Annuity Commencement Date.

Please note that dollar cost averaging from the fixed-rate option or into the fixed-rate option is not available at this time for contracts issued in conjunction with applications dated on or after December 7, 2009. GIAC may elect, in its sole discretion, to make this option available to these contracts in the future.

You can discontinue the dollar cost averaging program at any time. Assets remaining in the fixed-rate option are subject to the transfer restrictions noted above. See Accumulation period: Transfers.

Additionally, we offer enhanced dollar cost averaging programs (referred to as “Dollar Cost Averaging Plus”) if you elect to allocate your initial premium to a dollar cost averaging account for either the 6 or 12 transfer program at the time your contract is issued; premium payments received after your initial premium will not be included in the account for an enhanced dollar cost averaging program. The first transfer occurs on the issue date of the contract, and the remaining transfers occur on each Monthly Contract Anniversary (or on the next Valuation Date if the Monthly Contract Anniversary is not a Valuation Date) until the program’s conclusion. The last transfer consists only of the accumulated interest. Amounts allocated to the enhanced dollar cost averaging programs will be invested as follows:

•	For the 6 transfer program –

–	1/5th of the Net Premium allocated to the enhanced dollar cost averaging program will be invested immediately in the Contract Owner’s chosen allocation percentages.

–	Thereafter, 1/5th of the Net Premium allocated to the enhanced dollar cost averaging program will be invested on the first day of each of the next 4 contract months in the Contract Owner’s elected allocation percentages.

–	On the fifth Monthly Contract Anniversary, the interest accrued through that date will be invested.

•	For the 12 transfer program –

–	1/11th of the Net Premium allocated to the enhanced dollar cost averaging program will be invested immediately in the Contract Owner’s chosen allocation percentages.

–	Thereafter, 1/11th of the Net Premium allocated to the enhanced dollar cost averaging program will be invested in the Contract Owner’s elected allocation percentages on the calendar day of each of the next 10 months that corresponds to the contract issue date (or, if there is no corresponding date in a subsequent month, on the last day of that month).

–	On the eleventh Monthly Contract Anniversary, the interest accrued through that date will be invested.

ACCUMULATION PERIOD	PROSPECTUS	39

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a Contract Owner’s account. If these laws apply in a particular situation, we would not be allowed to accept premium payments or to process any request for a surrender, withdrawal, or transfer, or pay death benefits or make Annuity Payments. If a contract is frozen, the Accumulation Value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your contract to government agencies and departments.

Enhanced dollar cost averaging programs will terminate on the earliest of: the Valuation Date we receive your request for termination in Good Order at our Customer Service Office; or the Annuity Commencement Date; or the date the Basic Contract is surrendered; or the date the elected number of transfers is complete. Please note: If an enhanced dollar cost averaging program terminates before all amounts have been transferred out of your dollar cost averaging account, then the remaining amount will be allocated to the investment options according to your allocation instructions in effect at that time for the Basic Contract.

Automated Alert Program

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) your Accumulation Value in a selected Variable Investment Option either changes by a specified percentage or reaches a specific dollar amount, or 2) your contract Accumulation Value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria have been met.

When an Automated Alert meets the criteria you specified, we will send an e-mail notification to you at the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. We cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive the e-mail notification, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of Automated Alert privileges at any time, at its discretion. However, we reserve the right to limit the frequency of Automated Alerts. You will be notified if GIAC discontinued or restricted Automated Alert privileges. At any time you may terminate your Automated Alert privileges or opt out of the Automated Alert Program. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The Accumulation Period: Transfers.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings from the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your Variable Investment Options to return them to the designated percentages when any percentage exceeds or is less than your chosen percentages by at least 5%. We will process these transfers quarterly. To participate in this program you must have an Accumulation Value of at least $10,000.

40	PROSPECTUS	ACCUMULATION PERIOD

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. When permitted by law, we reserve the right to defer the payment of amounts withdrawn from the fixed-rate option for a period of no longer than six months from the date we receive the request for such withdrawal in Good Order at our Customer Service Office. We may postpone the date of any calculation or payment from the Variable Investment Options if:

•	the New York Stock Exchange is closed other than for customary week-end and holiday closings or restricts trading,

•	the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a Variable Investment Option’s assets is not reasonably practicable, or

•	the SEC, by order, permits us to postpone in order to protect Contract Owners remaining in the Variable Investment Options.

ACCUMULATION PERIOD	PROSPECTUS	41

THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the Annuity Commencement Date when your contract is converted to a stream of Annuity Payments. The date you choose cannot be earlier than the first Contract Anniversary (without GIAC’s prior consent) or later than the Contract Anniversary immediately following the Annuitant’s 95th birthday. Please note that this date may be determined by the retirement plan under which your annuity contract was issued. If your Annuity Commencement Date is on the 29th, 30th or 31st of the month, your Annuity Payments will be processed on the first business day of the following month. Once Annuity Payments begin, you may not change: the Annuitant; the payout option; the guaranteed period under the chosen payout option; or the survivor percentage in either the fixed or variable joint and survivor annuity payment options. See Options V-3 and F-3 below.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

You can choose an annuitization option and select either variable or fixed payments or a combination of variable and fixed payments, if available, under that specific option. We use the following information to determine the annuity purchase rate when applying your Accumulation Value to an annuity payout option:

•	the table in your contract reflecting the gender and age of the Annuitant at the birthday nearest the date Annuity Payments are to begin,

•	the annuity payout option you choose, and

•	if you choose a variable payout option, the assumed investment return you choose, and the investment returns of the Variable Investment Options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your Accumulation Value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a withdrawal from Option V-4, F-4 or F-5 or switch from Option V-4 to Option V-1 or Option F-4 to Option F-1. Each of your variable Annuity Payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your Annuity Payments will not be affected by the longevity of Annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

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We will make Annuity Payments once a month, or on another periodic schedule acceptable to us, except as follows:

•	Proceeds of less than $2,000 will be paid to you in a single payment and the contract will be cancelled.

•	We may change the schedule of payments to avoid payments of less than $20.

PAYEE

Unless you request otherwise, the payee of any Annuity Payments will be the first among the following who is living at the time the payment is to be made:

•	any surviving Owner or joint Owner; if none, then

•	any surviving primary Beneficiary; and, if none, then

•	any surviving Contingent Beneficiary.

If no payees are living and a guaranteed annuity payout period has not ended, then the present value of any remaining Annuity Payments will be paid to the estate of the last remaining payee.

ANNUITY PAYOUT OPTIONS

You can choose to have Annuity Payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available under the contract; we will make Annuity Payments to you if the Annuitant is living and the contract is in force on the Annuity Commencement Date. You can make your choice of annuity payout option at any time before your Annuity Payments begin. At any time, we may discontinue any of these options or make additional options available.

Before the Annuity Commencement Date, the Owner(s) may elect to restrict certain rights any Beneficiary may have under the contract in the event that the Contract Owner and/or Annuitant dies while there are guaranteed Annuity Payments still outstanding. If you choose this election, the Beneficiary may not:

•	elect to be paid the present value of any remaining payments in a lump sum;

•	withdraw a portion of the present value of any remaining Annuity Payments;

•	name or change any contingent or concurrent Beneficiaries; or

•	change the annuity payout option in effect at the time of the death of the Contract Owner and/or Annuitant.

We must receive written notice that you elect to apply the above restrictions. Such notice must be received at our Customer Service Office, in Good Order and in a form satisfactory to us, before the Annuity Commencement Date. Once elected, only the Contract Owner on record as of the Annuity Commencement Date can revoke this election, and once it is

ANNUITY PERIOD	PROSPECTUS	43

Variable annuity

payout options

•	OPTION V-1 Life Annuity without Guaranteed Period

•	OPTION V-2 Life Annuity with Guaranteed Period

•	OPTION V-3 Joint and Survivor Annuity

•	OPTION V-4 Variable Annuity Payments To Age 100

revoked, it cannot be reinstated. Any existing elections will be canceled in the event of a change of ownership or the addition of a new Owner of a contract.

VARIABLE ANNUITY PAYOUT OPTIONS

All variable annuity payout options are designated with the letter “V.” After the first payment, the amount of variable Annuity Payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the Variable Investment Options chosen. This is why the amount of each payment can vary.

We make a variety of payout options available for you to choose from. If you do not make a choice, we will automatically select Option V-2 with a 120-month guarantee period for payments based on amounts in the Variable Investment Options. (Payments based on amounts in any fixed-rate option that may be attached to your contract will be made monthly under Fixed-Rate Annuity Payout Option F-2, with a guaranteed period of 10 years. See Fixed-rate annuity payout options, below.) You may change to another option if you wish, provided you do so before we begin processing your first annuity payment.

If you choose a variable annuity payment, or a combination of variable and fixed payments, you may choose an assumed investment return on the variable Annuity Payments of 0%, 3.5% or 5%, if allowed by applicable law or regulation, before we start making payments to you. Once an assumed investment return is chosen, it cannot be changed. If no choice is made, an effective annual interest rate of 3.5% will be used as the assumed investment return. (In New York and Oregon, the 5% assumed investment return is not available.)

The assumed investment return is a critical assumption for calculating variable Annuity Payments. The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in Annuity Payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future Annuity Payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the Variable Investment Options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

•	If the actual net annual return on investment equals the assumed investment return, the amount of your variable Annuity Payments will not change.

•	If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable Annuity Payments will increase.

•	If the actual net annual return on investment is less than the assumed investment return, the amount of your variable Annuity Payments will decrease.

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The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

OPTION V-1 – Life Annuity without Guaranteed Period

We make payments during the Annuitant’s lifetime, ending with the payment preceding the Annuitant’s death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for Beneficiaries. Payments stop when the Annuitant dies. Therefore, if the Annuitant dies before the date of the second payment, then it is possible that we may make only one payment under this option.

OPTION V-2 – Life Annuity with Guaranteed Period

We make payments during the Annuitant’s lifetime, but if the Annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the Beneficiary. Payments are guaranteed for any period of between 1 and 30 full years. The length of any guaranteed period must be elected before the Annuity Commencement Date, and cannot exceed the life expectancy of the Annuitant. Upon the Annuitant’s death, we will pay the balance of the Annuity Payments for the remainder of the guaranteed period, or the Owner or joint Owner (if living) or the Beneficiary (if any Owner is not living) can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If this payee dies while receiving the payments, the present value of the remaining number of variable Annuity Payments will be paid in one lump sum to the payee’s estate.

OPTION V-3 – Joint and Survivor Annuity

We make payments during the joint lifetimes of the Annuitant and a designated second person, the joint Annuitant; if either one dies, payments will continue during the survivor’s lifetime. There are two versions available. After the death of the Annuitant or joint Annuitant, payments will continue during the survivor’s lifetime based on a percentage (chosen by you) of the number of annuity units in the variable payout option while both Annuitants were living. Under one version of this annuity payout option, it is possible that only one annuity payment will be made if both the Annuitant and joint Annuitant die before the date of the second payment. Under a second version, payments are guaranteed for any number of full years between 1 and 30; the length of any guaranteed period must be elected before the Annuity Commencement Date, and cannot exceed the life expectancy of either Annuitant.

OPTION V-4 – Variable Annuity Payments to Age 100

We make payments that are guaranteed for a whole number of years. The number of years will equal 100 minus the Annuitant’s age on the birthday nearest the Annuity Commencement Date when Annuity Payments begin. If the Annuitant dies before age 100, we will pay the balance of the payments to the payee for the remainder of that period. Unless the Owner indicates otherwise in a signed written notice received at our Customer Service Office and in Good Order, the payee can: (i) elect to be paid the present value of the

ANNUITY PERIOD	PROSPECTUS	45

remaining Annuity Payments in a lump sum; or apply the present value of any remaining unpaid Annuity Payments to the Life Annuity without Guaranteed Period annuity payout option and receive variable Annuity Payments under that annuity payout option.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments (unless the Owner indicates otherwise in a signed written notice received in Good Order at our Customer Service Office). If a withdrawal is requested, then we will liquidate annuity units in the amount necessary to meet the amount of the request. As a result, there will be fewer remaining annuity units, which (in turn) will lower the amount of money you receive in future income payments, and the value of your remaining future payments will decrease. The following conditions apply to withdrawals.

•	The payee may not withdraw less than $500.

•

One withdrawal is permitted each quarter without charge (other than any applicable contingent deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After making a withdrawal, the present value of the remaining payments must be at least $2,000, and each remaining monthly payment must be at least $20.

•	A full withdrawal would terminate the Basic Contract.

If a withdrawal request does not meet the third condition above, we will promptly attempt to contact the Owner for additional instructions. If we do not receive (in Good Order at our Customer Service Office) revised instructions that comply with the third condition within five business days of the original request, then we will pay you the present value of the remaining payments and cancel your contract. This withdrawal is subject to any applicable contract charges and contingent deferred sales charges, and may have tax consequences.

A withdrawal of all or a portion of the present value of the remaining payments may have tax consequences and may be subject to a contingent deferred sales charge and annuity taxes, if the amount withdrawn includes Chargeable Premiums. To determine whether Chargeable Premiums are included in a withdrawal, we first determine whether the Accumulation Value (less any applicable annuity taxes) that was applied to the Payments for a Period Certain payout option on the Annuity Commencement Date included any Chargeable Premiums. If so, the withdrawal of those Chargeable Premiums after Annuity Payments have begun may be reduced by a contingent deferred sales charge. The contingent deferred sales charge for each Chargeable Premium withdrawn will be:

(a) ×	(	b	)	× (d)
c

46	PROSPECTUS	ANNUITY PERIOD

where:

(a)	is the contingent deferred sales charge that would have applied to that Chargeable Premium if the Chargeable Premium was withdrawn immediately before the Annuity Commencement Date less the amount of any portion of such charge which was reclaimed as a result of applying this formula to a prior withdrawal;

(b)	is the number of whole months from the date of the withdrawal until the date that the contingent deferred sales charge would have expired for that Chargeable Premium;

(c)	is the number of whole months from the Annuity Commencement Date until the date that the contingent deferred sales charge would have expired for that Chargeable Premium; and

(d)	is the present value of remaining payments withdrawn divided by the total present value of the remaining payments.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Please note:

•

The cumulative dollar amount of contingent deferred sales charges assessed against withdrawals following the Annuity Commencement Date will never exceed the contingent deferred sales charge that would have been assessed had the contract been surrendered immediately before the Annuity Commencement Date.

•	The Free Withdrawal Amount under the Basic Contract is not available for amounts withdrawn following the Annuity Commencement Date.

•	Option V-4 may have special tax consequences, including –

•	Option V-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option V-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

The Internal Revenue Service (IRS) has concluded that a withdrawal on or after the Annuity Commencement Date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the Owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a withdrawal on or after the Annuity Commencement Date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a withdrawal under Option V-4. Other rules may apply to withdrawals from qualified contracts that elect Option V-4.

ANNUITY PERIOD	PROSPECTUS	47

Contact your tax adviser for more information about the possible tax consequences of electing this annuity payout option.

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed-Rate Annuity Payout Options are designated by the letter “F.” For fixed-rate annuity payment options, each $1,000 of Accumulation Value is multiplied by the greater of: (i) the current fixed annuity rate in effect on the Annuity Commencement Date applicable to the payout option elected; or (ii) the guaranteed fixed annuity rate for the payout option elected.

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the Annuitant’s lifetime, ending with the payment preceding the Annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for Beneficiaries. Payments stop when the Annuitant dies. Therefore, if the Annuitant dies before the date of the second payment, then it is possible that we may make only one payment under this option.

OPTION F-2 – Life Annuity with Guaranteed Period

We make fixed payments during the Annuitant’s lifetime, but if the Annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the Beneficiary. Payments are guaranteed for any period of between 1 and 30 full years. The length of any guaranteed period must be elected before the Annuity Commencement Date, and cannot exceed the life expectancy of the Annuitant. Upon the Annuitant’s death, we will pay the balance of the Annuity Payments for the remainder of the guaranteed period, or the Owner or joint Owner (if living) or the Beneficiary (if any Owner is not living) can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If this payee dies while receiving the payments, the present value of the remaining number of variable Annuity Payments will be paid in one lump sum to the payee’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the Annuitant and a designated second person, the joint Annuitant; if either one dies, payments will continue during the survivor’s lifetime. There are two versions available. After the death of the Annuitant or joint Annuitant, payments will continue during the survivor’s lifetime based on a percentage (chosen by you) of the payment in effect while both Annuitants were living. Under one version of this annuity payout option, it is possible that only one annuity payment will be made if both the Annuitant and joint Annuitant die before the date of the second payment. Under a second version, payments are guaranteed for any number of full years between 1 and 30; the length of any guaranteed period must be elected before the Annuity Commencement Date, and cannot exceed the life expectancy of either Annuitant.

48	PROSPECTUS	ANNUITY PERIOD

OPTION F-4 – Fixed Annuity Payments to Age 100

We make payments that are guaranteed for a whole number of years. The number of years will equal 100 minus the Annuitant’s age on the birthday nearest the Annuity Commencement Date when Annuity Payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 1.5%.

If the Annuitant dies before age 100, we will pay the balance of the payments to the payee for the remainder of that period. Unless the Owner indicates otherwise in a signed written notice received at our Customer Service Office and in Good Order, the payee can: (i) elect to be paid the present value of the remaining Annuity Payments in a lump sum; or (ii) apply the present value of any remaining unpaid Annuity Payments to the Life Annuity without Guaranteed Period annuity payout option and receive fixed Annuity Payments under that annuity payout option.

Please note that Option F-4 may have special tax consequences, including the following:

•	Option F-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax adviser for more information about the possible tax consequences of electing this annuity payout option.

OPTION F-5 – Payments for a Period Certain

We make fixed monthly payments for 15 to 30 years, depending on the whole number of years you select. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us, which we guarantee will not be less than 1.5%. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year.

If the Annuitant dies during the payment period, we will pay the balance of the payments to the payee for the remainder of that period. Unless the Owner indicates otherwise in a signed written notice received in good order at our Customer Service Office, the payee may elect to be paid the present value of the remaining Annuity Payments in a lump sum. The interest rate used to compute the present value of any remaining payments will be the same rate that was used to determine the first monthly annuity payment. If the payee dies while receiving such payments, we will pay the present value of the remaining payments to the payee’s estate.

ANNUITY PERIOD	PROSPECTUS	49

Please note that Option F-5 may have special tax consequences, including the following:

•	Option F-5 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-5 may not satisfy the periodic payment exception to 10% penalty tax for distributions made before age 59 1/2 .

Contact your tax adviser for more information about the tax consequences of electing this annuity payout option.

Withdrawals under Options F-4 and F-5

Unless the Owner indicates otherwise in a signed written notice received in Good Order at our Customer Service Office, under Options F-4 and F-5, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in any future payments. A surrender would terminate the Basic Contract. The following conditions apply to withdrawals.

•	The payee may not withdraw less than $500.

•

One withdrawal is permitted each quarter without charge (other than any applicable contingent deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After making a withdrawal, the present value of the remaining payments must be at least $2,000, and the each remaining monthly payment must be at least $20.

If a withdrawal request does not meet the third condition above, we will promptly attempt to contact the Owner for additional instructions. If we do not receive (in Good Order at our Customer Service Office) revised instructions that comply with the third condition within five business days of the original request, then we will pay you (or the Beneficiary in the event that you are no longer living) the present value of the remaining payments and cancel your contract. This withdrawal is subject to any applicable contract charges and contingent deferred sales charges, and may have tax consequences.

A withdrawal of all or a portion of the present value of the remaining payments under Option F-4 or F-5 may have tax consequences and may be subject to a contingent deferred sales charge and annuity taxes, if the amount withdrawn includes Chargeable Premiums. To determine whether Chargeable Premiums are included in a withdrawal, we first determine whether the Accumulation Value (less any applicable annuity taxes) that was applied to the Payments for a Period Certain payout option on the Annuity Commencement Date included any Chargeable Premiums. If so, the withdrawal of those Chargeable Premiums after Annuity Payments have

50	PROSPECTUS	ANNUITY PERIOD

begun may be reduced by a contingent deferred sales charge. The contingent deferred sales charge for each Chargeable Premium withdrawn will be:

(a) ×	(	b	)	× (d)
c

where:

(a)	is the contingent deferred sales charge that would have applied to that Chargeable Premium if the Chargeable Premium was withdrawn immediately before the Annuity Commencement Date less the amount of any portion of such charge which was reclaimed as a result of applying this formula to a prior withdrawal;

(b)	is the number of whole months from the date of the withdrawal until the date that the contingent deferred sales charge would have expired for that Chargeable Premium;

(c)	is the number of whole months from the Annuity Commencement Date until the date that the contingent deferred sales charge would have expired for that Chargeable Premium; and

(d)	is the present value of remaining payments withdrawn divided by the total present value of the remaining payments.

The interest rate used to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

Please note:

•

The cumulative dollar amount of contingent deferred sales charges assessed against withdrawals following the Annuity Commencement Date will never exceed the contingent deferred sales charge that would have been assessed had the contract been surrendered immediately before the Annuity Commencement Date.

•	The Free Withdrawal Amount under the Basic Contract is not available for amounts withdrawn following the Annuity Commencement Date.

The Internal Revenue Service (IRS) has concluded that a withdrawal on or after the Annuity Commencement Date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the Owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a withdrawal on or after the Annuity Commencement Date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a withdrawal under Option F-4 or F-5. Other rules may apply to withdrawals from qualified contracts that elect Option F-4 or F-5.

ANNUITY PERIOD	PROSPECTUS	51

The interest rate used to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3% or 1.5%, depending on what rate is required in your state.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the Annuitant dies during the ten year payment period, the remaining payments will be made to the Beneficiary or the Beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the Beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2 .

Contact your tax adviser for more information.

52	PROSPECTUS	ANNUITY PERIOD

OTHER CONTRACT FEATURES

DEATH BENEFITS

Death of an Owner before the Annuity Commencement Date

We will pay a death benefit upon receipt, in Good Order at our Customer Service Office, of due proof of the death of any Owner before the Annuity Commencement Date. If the Owner is a non-natural Owner, the death of the Annuitant will be treated as the death of an Owner for purposes of determining whether a death benefit is payable.

The death benefit is payable first to:

•	any surviving Owner or joint Owner, if none, then

•	any surviving primary Beneficiary, if none, then,

•	any surviving Contingent Beneficiary, if none then

•	to the Owner’s estate.

Unless otherwise provided, to receive the death benefit, the party above must be living on the earlier of:

•	the date we receive Due Proof Of Death In Good Order at our Customer Service Office; or

•	the 15th day after the date of death.

Calculation of Death Benefit. If we receive Due Proof Of Death In Good Order at our Customer Service Office before the end of a Valuation Date, we will calculate the death benefit based on the Accumulation Value determined at the end of that Valuation Date. If we receive Due Proof Of Death In Good Order at our Customer Service Office at or after the end of a Valuation Date (or on a day other than a Valuation Date), then we will calculate the death benefit based on the Accumulation Value determined at the end of the next Valuation Date. We will pay the death benefit to the appropriate Beneficiary or Beneficiaries (or surviving joint Owner(s), if applicable) after we receive Due Proof Of Death In Good Order. We then will have no further obligation under the contract.

Amount of Death Benefit. The amount of the death benefit will be the greater of:

•	the Accumulation Value as of the end of the Valuation Date on which we receive Due Proof Of Death In Good Order, less any annuity taxes, or

•

the total amount of premiums paid, less any adjusted amount for each withdrawal and any contingent deferred sales charges thereon, and any annuity taxes. (The adjusted amount for each withdrawal is determined by: (i) dividing the amount of each withdrawal, including any applicable contingent deferred sales charge and any applicable annuity taxes, by the Accumulation Value immediately before that withdrawal; and (ii) multiplying that result by the death benefit immediately before the withdrawal.)

If the adjusted amount of the withdrawal is less than the dollar amount of that withdrawal, then the total amount of premiums paid will be reduced by the dollar amount of the withdrawal instead of the adjusted amount for that withdrawal.

Death benefits

We will pay a death benefit upon receipt of due proof of death of any Owner. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit upon the death of the Annuitant. In the event of any Contract Owner’s death, we must distribute all of the Owner’s interest in the contract according to the special requirements outlined below.

OTHER CONTRACT FEATURES	PROSPECTUS	53

In the event of a change in the Owner or an Annuitant on whom a death benefit would be payable, the death benefit will be reset to the Accumulation Value as of the end of the Valuation Date on which the change in Owner or Annuitant becomes effective, less any applicable annuity taxes. Thereafter, the amount of the death benefit payable will be:

•	increased by the total amount of premiums paid following the Valuation Date on which the change in Owner or Annuitant becomes effective, minus

•

an adjusted amount for each withdrawal made following the Valuation Date on which the change in Owner or Annuitant becomes effective, including any contingent deferred sales charges paid thereon and any applicable annuity taxes.

Multiple Beneficiaries. If there is more than one Beneficiary, each beneficiary’s portion of the death benefit proceeds will be distributed upon receipt of settlement instructions in Good Order from that Beneficiary. Proceeds for those Beneficiaries who have not provided settlement instructions in Good Order will remain in the contract and the value of such proceeds will fluctuate with the performance of the contract’s current investment allocation until we receive such instructions. Therefore, each Beneficiary may receive a different amount, even when all Beneficiaries have been designated to share the proceeds equally.

Distribution of Death Benefit Proceeds: We generally will pay the death benefit in a lump sum. A Beneficiary (or surviving joint Owner, if applicable) who is entitled to a death benefit may defer payment of this sum for up to five years from the date of death.

Instead of a lump sum payment, the Beneficiary or surviving joint Owner, as the case may be, may elect to have the death benefit distributed over his or her life, or to one of the annuity payout options that contain a life contingency where the applicable guaranteed period does not extend beyond life expectancy. However, this election must be made and distributions must commence within one year of the date of death. If the election to receive Annuity Payments is not made within this time period, then the lump sum option will be deemed to have been elected, and this contract will be fully distributed within 5 years of the date of death. We will consider that deemed election as our receipt of settlement instructions regarding payment of the death benefit proceeds. We must receive notification of the choice of alternative payout option at our Customer Service Office at least three business days before we pay out the death benefit proceeds and within one year of the date of death.

If, on the Valuation Date that we calculate the death benefit, we also receive settlement instructions for at least one Beneficiary that includes a request for deferral of the payment of the death benefit proceeds or election of an annuity payout option, as described above, or we do not receive settlement instructions in Good Order from all Beneficiaries, any death benefit amount exceeding the Accumulation Value will be credited to the contract. This crediting event will constitute satisfaction of our death benefit obligation under your contract, and we will have no further death benefit obligation

54	PROSPECTUS	OTHER CONTRACT FEATURES

under the contract. Any portion of the credited amount that is not distributed to the Beneficiaries as death proceeds on such Valuation Date will be allocated among the Variable Investment Options in accordance with the allocation instructions in effect at that time. Such amounts shall remain invested in the contract until paid out in accordance with settlement instructions from Beneficiaries.

You may designate that a Beneficiary is to receive the death benefit proceeds either through an annuity for life or over a period that does not exceed the life expectancy of that Beneficiary. Such designation must be made in writing in a form acceptable to us, and may only be revoked in your written notice received at our Customer Service Office in Good Order. Upon your death, the Beneficiary cannot revoke or modify any designation you made on how the death benefit proceeds are to be paid.

Upon the death of any Owner, ownership of the contract before the full distribution of the death benefit proceeds will pass as follows:

•	any surviving Owner or joint Owner, if none then

•	any surviving primary Beneficiary, if none then

•	any surviving Contingent Beneficiary, if none then

•	the Owner’s estate.

Upon the death of an Annuitant if the Owner is a non-natural Owner, the non-natural Owner will retain ownership of this contract before the full distribution of the death benefit proceeds.

A non-spousal Beneficiary (or any surviving joint Owner) that is entitled to a death benefit has the right to elect another Beneficiary to receive the death benefit proceeds in the event of his or her death before the full distribution of the proceeds.

Death of an Owner on or after the Annuity Commencement Date

If any Owner dies on or after the Annuity Commencement Date, and before the entire interest in the contract has been distributed, then any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

Generally, your Beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

In the event of any Contract Owner’s death, we must distribute all of the Owner’s interest in the contract according to the following rules:

•

If the Beneficiary (or the sole surviving joint Contract Owner) is not your spouse, and you die before the date Annuity Payments begin, then we must distribute all of your interest in the contract within five years of your death. These distribution requirements will be satisfied if any portion of the deceased Contract Owner’s interest: is payable to, or for the benefit

OTHER CONTRACT FEATURES	PROSPECTUS	55

of, any new Contract Owner, and will be distributed over the new Contract Owner’s life, or over a period not extending beyond the life expectancy of any new Contract Owner.

•

If your spouse is the only primary Beneficiary (or the sole surviving joint Owner) when you die, then your surviving spouse may be able to elect (or may be deemed to have elected) to continue the contract. For more information, see Spousal continuation below.

•	If a Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed with five years of your death.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation only if: an Owner dies before the Annuity Commencement Date; the deceased Owner’s spouse, under federal law, is the sole joint Owner or the sole surviving primary Beneficiary (or, in the case of joint Owners, the surviving spouses are the only concurrent Beneficiaries, or the surviving spouse is the designated Beneficiary) on the date of such Owner’s death.

If the sole Beneficiary is legally recognized as the decedent’s spouse for federal tax purposes, he or she may elect to continue the annuity contract. If the Beneficiary elects this option, the Beneficiary may become the Owner and Annuitant of the contract and must designate a new Beneficiary. This will give the Beneficiary access to all of the rights and privileges of the contract. Prior to selecting this option, the Beneficiary may want to review the annuity contract to determine if the option best suits his or her needs.

The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes.

Partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may not continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses is not be available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferred vehicle. Please consult with a tax advisor with questions regarding your tax situation.

We must receive notice of due proof of death (of the Owner) in Good Order at our Customer Service Office. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by the 90th day after we receive due proof of death, spousal continuation will automatically be deemed to have been elected on that day. The surviving spouse may also provide notice of election of spousal continuation by the 90th day in Good Order at our Customer Service Office. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

56	PROSPECTUS	OTHER CONTRACT FEATURES

If the contract is continued under spousal continuation and the death benefit proceeds that would have been paid upon an Owner’s death exceed the Accumulation Value on the date used to calculate the death benefit, then we will credit an amount equal to the difference between the death benefit proceeds and the Accumulation Value to the investment options under the contract in accordance with your allocation instructions at that time (or the model allocation if a guaranteed lifetime withdrawal benefit has been elected). If applicable, the surviving spouse will become the new Owner and will replace the deceased Owner as Annuitant or Contingent Annuitant. The death benefit payable under the continued contract is the Accumulation Value as of the end of the Valuation Date we received, in Good Order at our Customer Service Office, due proof of death of the surviving spouse.

If the Annuitant is changed under spousal continuation, then the Annuity Commencement Date will be the new Annuitant’s 95th birthday, unless an earlier date is otherwise elected by the Owner. If the contract is surrendered or a withdrawal is made after spousal continuation, then all Net Premium payments made before spousal continuation will not be subject to a contingent deferred sales charge. All provisions of the contract with respect to contingent deferred sales charges will apply to the withdrawal or surrender of any Chargeable Premium payments made after spousal continuation.

ENHANCED DEATH BENEFIT RIDERS

When you buy your contract, you can choose to buy an enhanced death benefit rider, provided that the Owner(s) is/are under age 76 on your contract issue date. If a death benefit is payable and an enhanced death benefit rider is in force, the Beneficiary will receive the greater of either the death benefit described above or the enhanced death benefit. You should consult your tax adviser before selecting an enhanced death benefit rider. These riders may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative for information about the availability of any of the riders under your contract.

Highest Anniversary Value Death Benefit Rider

Under this rider, a death benefit is payable upon the death of any Owner (or, in the event of a non-natural Owner, the Annuitant), and a surviving spouse that continues the Basic Contract in accordance with the spousal continuation provision, who is under age 76. This rider provides for an enhanced death benefit equal to the greater of:

•	the death benefit under the contract without any optional riders (i.e., the Basic Contract); or

•	the highest anniversary value enhanced death benefit, less any annuity taxes as of the end of the Valuation Date on which we receive Due Proof Of Death In Good Order.

We must receive proof of death in Good Order at our Customer Service Office before the Annuity Commencement Date for a benefit to be earned.

OTHER CONTRACT FEATURES	PROSPECTUS	57

On the contract issue date, the highest anniversary value death benefit (“HAVDB”) is the initial premium payment. The HAVDB will increase by the amount of any additional premium payments. On each annual Contract Anniversary up to and including the one immediately following the older Owner’s 80th birthday (or the Annuitant’s 80th birthday if there is a non-natural Owner), the HAVDB will equal the greater of the current HAVDB or the Accumulation Value of the Basic Contract on that Contract Anniversary date. The HAVDB will decrease by an adjusted withdrawal amount whenever a withdrawal is made under the Basic Contract. The adjusted withdrawal amount is determined by dividing the amount of each withdrawal (including any applicable contingent deferred sales charges and annuity taxes) by the Accumulation Value immediately before that withdrawal, and then multiplying that result by the HAVDB immediately before the withdrawal. If the adjusted withdrawal amount is less than the dollar amount of the withdrawal, then the HAVDB will be reduced by the dollar amount of the withdrawal instead of the adjusted withdrawal amount. The HAVDB will be distributed in the same manner as the death benefit under the Basic Contract. We deduct a daily charge for this rider based on an annual rate of 0.40% of the net assets of your Variable Investment Options.

If there is a change of Owner (or, if the Owner is a non-natural person, a change in Annuitant) under the terms of the Basic Contract, other than as a result of the exercise of a spousal continuation, then the HAVDB will be set to equal the Accumulation Value on the Valuation Date that the change in Owner is effective. Any premium payments made and withdrawals taken after the effective date of this change will change the HAVDB in the manner described above.

If a surviving spouse elects to continue the Basic Contract under spousal continuation, and the HAVDB that would have been paid under the Basic Contract upon the Owner’s death exceeds the Accumulation Value at that time of the Owner’s death, then we will credit this difference to investment options in accordance with the current allocation instructions under the Basic Contract. If the HAVDB that would have been paid is less than the Accumulation Value at the time of the Owner’s death, then we will increase the HAVDB to equal the Accumulation Value. Thereafter, we will calculate the HAVDB as described above.

This rider can only be elected at contract issue, and all Owners under the contract must be under age 76. If the Owner is a non-natural person, then the Annuitant must be younger than age 76. To be eligible to continue the rider, a continuing spouse must be eligible to continue the Basic Contract under the spousal continuation provisions of the Basic Contract, see Spousal continuation above, and the continuing spouse must be younger than age 76 on the effective date of the spousal continuation.

This rider terminates on the earliest of the following:

•

the date that a death benefit is paid under this rider or under the Basic Contract upon proof of death in Good Order of the first Owner, if the Basic Contract and this rider are not continued by an eligible spouse;

58	PROSPECTUS	OTHER CONTRACT FEATURES

•

the date that a death benefit is paid under this rider or under the Basic Contract upon proof of death in Good Order of the surviving spouse who has continued the Basic Contract and this rider after the death of the first Owner;

•	the date that the Basic Contract terminates;

•	the Annuity Commencement Date; or

•	upon a change in ownership and the new Owner is age 76 or older.

You may not reinstate this rider once it terminates.

The highest anniversary value death benefit rider is available only in states where it has been approved and where we are continuing to offer it. Please ask your sales agent or call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) for information about the availability of this enhanced death benefit rider in your state. Please note: You can elect the highest anniversary death benefit rider in conjunction with the earnings benefit rider available under the contract (except when this contract is available in New Jersey, where you must elect one or the other), but you cannot select this rider in combination with the guaranteed lifetime withdrawal benefit rider (see Guaranteed lifetime withdrawal benefit (GLWB) rider below).

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider if you are under age 76. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your Variable Investment Options. You may not allocate any premium payments or transfer any Accumulation Value to the fixed-rate option if you have selected this rider.

When this rider is in force and before the Annuity Commencement Date, any death benefit payable under the contract can be increased by an earnings benefit amount equal to a percentage (the “earnings benefit percentage”) of the excess, if any, of (i) the Accumulation Value of the Basic Contract on the date we receive, in Good Order at our Customer Service Office, due proof of death of the first Owner to die, over (ii) adjusted premiums. (For purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any withdrawals and any applicable contingent deferred sales charges and annuity taxes. Each time you make a withdrawal, we will reduce the total amount of Net Premiums in the lesser of the same proportion that the Accumulation Value of the Basic Contract is reduced on the date of the withdrawal or the dollar amount of the withdrawal. The proportion is determined by dividing (i) the dollar amount withdrawn plus any applicable contingent deferred sales charges and annuity taxes by (ii) the Accumulation Value immediately before the withdrawal.

Currently, if the older Owner is 69 or younger when we issue the contract, then the earnings benefit will be 40% of earnings (i.e., the Accumulation Value minus the adjusted premiums) at the time of that Owner’s death; and if the older Owner is between the ages of 70 and 75 when we issue the

OTHER CONTRACT FEATURES	PROSPECTUS	59

contract, then the earnings benefit will be 25% of earnings upon that Owner’s death. Please note: The amount of the earnings benefit will never exceed the earnings benefit percentage set forth in your contract multiplied by the adjusted premiums.

Spousal Continuation.

Your spouse may continue a contract with the earnings benefit rider upon your death only if:

•	your spouse is the joint Owner or sole primary Beneficiary of the contract;

•	your surviving spouse chooses to continue the contract and become the Annuitant and Owner; and

•	your surviving spouse has not reached age 76 at the time the contract is continued.

Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs. Consult a tax adviser.

If your spouse elects to continue this rider upon your death, then the Accumulation Value of the contract will be equal to: (i) the death benefit then payable under the Basic Contract and under any applicable riders, other than the earnings benefit rider, that offer enhanced death benefits, plus (ii) any benefit payable under the earnings benefit rider on the date of death of the first Owner to die. The amount of any earnings benefit will be credited in accordance with the allocation instructions in effect at that time. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any riders (other than the Earnings Benefit Rider and/or the Highest Anniversary Death Benefit Rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

If your surviving spouse elects to continue the contract and this rider is in effect, then any death benefit under the Basic Contract payable upon the death of the surviving spouse before the Annuity Commencement Date will be increased by the earnings benefit on the surviving spouse’s date of death. To determine the amount of any earnings benefit on the date of your spouse’s death, we begin by calculating:

(A)	The amount of adjusted premiums as of your surviving spouse’s death – This amount is the Accumulation Value at the time your spouse continued the contract, adjusted by (i) adding any Net Premiums contributed to the contract after your death (i.e., after spousal continuation) and (ii) proportional reductions for withdrawals (as explained below) taken from the contract after your death.

and

(B)	The Accumulation Value as of the death of your surviving spouse, minus (A), the amount described immediately above.

60	PROSPECTUS	OTHER CONTRACT FEATURES

Currently, if your spouse is age 69 or younger upon your death, the Beneficiaries will receive 40% of the result of (B) above; and if your spouse is between ages 70 and 75 upon your death, the Beneficiaries will receive 25% of the result of (B).

In summary, if your surviving spouse dies before the Annuity Commencement Date, we will calculate whether a second earnings benefit is payable based on a percentage (the “spousal earnings benefit percentage”) of earnings from the time of your death until your spouse’s death (i.e., the amount described in (B) above). Please note: The earnings benefit payable upon the death of your surviving spouse may not exceed the spousal earnings benefit percentage set forth in your contract multiplied by the amount of adjusted premiums as of the death of your surviving spouse (as explained in (A) above).

Upon the death of your surviving spouse before the date Annuity Payments begin, the earnings benefit proceeds must be distributed to the Beneficiaries named by your spouse or allocated to the contract if the Beneficiaries defer payment of proceeds. However, the Beneficiaries may not continue the rider.

We will terminate the earnings benefit rider on the earliest of the following dates:

•	the date the Basic Contract terminates;

•	the Annuity Commencement Date;

•	the date a death benefit is paid under this rider and the Basic Contract is not continued under spousal continuation;

•	the date a death benefit is paid under this rider and the Basic Contract is continued under spousal continuation and the spouse is older than 75 on the date that the Basic Contract is continued;

•	the date a death benefit is paid under this rider upon the death of a spouse who continued the Basic Contract under spousal continuation;

•

the date an Owner (or Annuitant, if there is a non-natural Owner) is changed after the effective date of the rider, unless the change is the result of a surviving spouse’s decision to continue the Basic Contract and this rider. GIAC may elect, in its sole discretion, not to enforce its right to terminate the rider in this instance.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

Important Information about the Earnings Benefit Rider:

•

You will receive the earnings benefit only if there is investment growth (or “earnings”) in your Accumulation Value at the time of the Owner’s death; otherwise we will not pay any earnings benefit under the rider.

•

Withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the Owner’s death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

OTHER CONTRACT FEATURES	PROSPECTUS	61

•

Federal tax law may require you to take distributions before death under qualified contracts other than Roth IRAs, reducing or eliminating the benefit otherwise provided by the Earnings Benefit Rider. Consult a tax adviser before purchasing the Earnings Benefit Rider with a qualified contract.

•

If any change is made to the Owner or Annuitant after the purchase of the contract, unless such change is the result of a surviving spouse’s continuation of the contract and this rider, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

•	There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal tax matters.

•	The charge for this rider will continue to be deducted even during periods when the rider would pay no benefit because there are no earnings.

•

You can select this rider in combination with the Highest Anniversary Value Death Benefit Rider (except in New Jersey, where you must elect one or the other), but you cannot select this rider if you select the Guaranteed Lifetime Withdrawal Benefit Rider.

•	While this rider is in effect, you may not allocate premium payments or transfer any of your Accumulation Value to the fixed-rate option.

The Earnings Benefit Rider is not available in the states of New York and Washington.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER

When you buy your contract, you can choose to buy a GLWB rider, if your initial premium payment is $5,000 or more unless GIAC agrees otherwise. You can choose one of the following options of this rider:

Single Options

Guardian Target 250:	Single life with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 250% cumulative guarantee and step-ups
Guardian Target 200:	Single life with 7% annual minimum guarantee, 10 year 200% cumulative guarantee and step-ups
Guardian Target Future:	Single life with 7% annual minimum guarantee and step-ups
Guardian Target Now:	Single life with step-ups only

62	PROSPECTUS	OTHER CONTRACT FEATURES

Spousal Options

Guardian Target 250:	Spousal with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 250% cumulative guarantee and step-ups
Guardian Target 200:	Spousal with 7% annual minimum guarantee, 10 year 200% cumulative guarantee and step-ups
Guardian Target Future:	Spousal with 7% annual minimum guarantee and step-ups
Guardian Target Now:	Spousal with step-ups only

Please note:

If you have purchased this contract with any of the GLWB rider options and in conjunction with an application dated prior to September 28, 2012, please see Appendix B for information about your GLWB rider option. The Guardian Target 300 option is no longer available for new sales of this contract.

At the time of issue, the primary covered person (described below) and if applicable, the secondary covered person (described below) both must be younger than 81 years old and both the covered persons must be 45 years old or older unless GIAC agrees otherwise. This rider provides a guaranteed withdrawal amount (as described below) regardless of the investment performance of the contract when your investment allocations are made in accordance with specified model allocation requirements, beginning on the date you make your first withdrawal and ending on the earlier to occur of the Annuity Commencement Date or the termination of the rider. This rider is irrevocable and can only be terminated on the earliest of the following:

•	the contract termination date; or

•	the date an annuity payout option under the contract commences; or

•	the date the Accumulation Value of the contract, the guaranteed withdrawal balance and the guaranteed withdrawal amount, each described below, all equal zero; or

•	the date we receive proof in Good Order that the last surviving primary covered person or secondary covered person has died.

It is important to understand several key terms that are fundamental to this rider:

The guaranteed withdrawal balance (GWB) is used for the sole purpose of calculating the guaranteed withdrawal amount. The GWB may not equal the Accumulation Value in your contract on any given date. The GWB cannot be withdrawn in a lump sum and it can never exceed $6,000,000. The primary covered person is the person whose life, in conjunction with the secondary covered person’s life in the spousal options in certain situations, is used to determine the duration of the guaranteed withdrawal amount payments. The primary covered person must be a natural person and must also be the Annuitant. The primary covered

Partners in a civil union or domestic partners in some states may not be considered married under federal law and therefore can not receive spousal continuation. Please consult your tax adviser before purchasing a GLWB rider if you are in a civil union or domestic partnership.

OTHER CONTRACT FEATURES	PROSPECTUS	63

person may not be changed after the contract is issued. If the Contract Owner is a natural person, then the primary covered person must be the Contract Owner. The secondary covered person is the primary covered person’s legally married spouse or the partner of the primary covered person in a civil union that is legally recognized in the state in which this rider is issued on the contract’s issue date. If the secondary covered person is no longer the primary covered person’s spouse or civil union partner for any reason other than the death of the primary covered person, or if the secondary covered person dies before the primary covered person dies, there will no longer be a secondary covered person under the rider and spousal continuation of this rider and all provisions of the rider related to the secondary covered person will not be applicable. The guaranteed withdrawal amount (GWA) is the amount that is guaranteed to be available for withdrawal each contract year while either the primary covered person is living or the secondary covered person is living after having continued the contract after the primary covered person’s death and the rider remains in effect. The initial GWA is determined on the earlier of the date of the first withdrawal, the date the rider enters the settlement phase or the Annuity Commencement Date. Please note that the lifetime withdrawal percentage (described below) will not change once the initial GWA is determined. The annual minimum guarantee basis is the amount that is multiplied by the 7% annual minimum guarantee percentage as part of the calculation of the annual minimum guarantee. The initial basis is equal to your initial premium payment plus any additional premium payments received during the first ninety days following the issue date of the Basic Contract. Thereafter, this basis is increased by the amount of any additional premium payments you make. The basis is also increased to equal the Accumulation Value of the Basic Contract on each step-up date (described below) whenever such Accumulation Value is greater than the current annual minimum guarantee basis. The basis is decreased by the amount of any withdrawal. However, if a withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution in accordance with the tax qualified distributions section (described below), the basis will be reduced to the lesser of the Accumulation Value of the Basic Contract immediately after the withdrawal or the then current basis reduced by the amount of the withdrawal. A withdrawal is an amount withdrawn from the Accumulation Value of the Basic Contract, pursuant to an Owner request, including any applicable contingent deferred sales charges and annuity taxes. The settlement phase of this rider will be entered if the Accumulation Value under the Basic Contract reaches zero on a date prior to the determination of the initial GWA and the GWB is greater than zero or if the Accumulation Value under the Basic Contract reaches zero after the determination of the initial GWA and there is a GWA greater than zero. The last Annuity Commencement Date is the last date to annuitize the contract that is permitted under state law. Please see the section below that describes the conditions and requirements that must be met for the covered person(s) to receive an annuity payment at least equal to the GWA.

64	PROSPECTUS	OTHER CONTRACT FEATURES

This rider provides a benefit guaranteeing that on or after the initial withdrawal date, while there is a primary covered person or secondary covered person who is alive and the rider is in effect, you may take withdrawals in each contract year up to an amount equal to the GWA. If the rider enters the settlement phase prior to the Annuity Commencement Date, the GWA payments continue beyond the Annuity Commencement Date for as long as the primary covered person and/or the secondary covered person is alive. Any GWA payments made after the date of death of the last surviving covered person and while this rider is in the settlement phase must be promptly returned to GIAC at its Customer Service Office. However, if the last Annuity Commencement Date permitted by applicable state law is reached while the rider is in effect and the settlement phase has not been reached, the primary covered person and/or the secondary covered person may receive Annuity Payments at least equal to the GWA, subject to the conditions and requirements described below. If you choose not to withdraw the total GWA available in any contract year, your remaining GWA cannot be carried forward to the next contract year. If you withdraw an amount greater than the GWA after the initial GWA is determined and that withdrawal amount is not a tax qualified distribution as described below, the GWA will be reset, possibly reducing the GWA to zero and eliminating the GWA benefit. Please note that withdrawals in excess of the GWA (that are not tax qualified distributions as described below) will reduce the GWB on a greater than dollar-for-dollar basis, as described below.

If you have selected the Guardian Target 250 version of this rider, we will not accept premium payments that exceed $2 million, in the aggregate, in the first contract year. On or after the first Contract Anniversary, we will not accept additional premium payments in a given year, without our prior approval, if the total of all additional premium payments in that contract year exceeds $100,000. We reserve the right to refuse initial or additional premium payments at any time or for any reason.

You will pay an annual fee for this rider on each Contract Anniversary date prior to the Annuity Commencement Date and at other times described below. The current rider fee is deducted pro rata from all investment options and depends on the rider option you choose, as follows:

Single Options

Guardian Target 250:	1.30% of the adjusted GWB
Guardian Target 200:	1.15% of the adjusted GWB
Guardian Target Future:	1.05% of the adjusted GWB
Guardian Target Now:	0.95% of the adjusted GWB

Spousal Options

Guardian Target 250:	1.55% of the adjusted GWB
Guardian Target 200:	1.40% of the adjusted GWB
Guardian Target Future:	1.30% of the adjusted GWB
Guardian Target Now:	1.05% of the adjusted GWB

OTHER CONTRACT FEATURES	PROSPECTUS	65

The adjusted GWB is the greater of (i) the GWB at the end of the day immediately preceding the day the rider fee is determined plus (a) the result of any applicable annual minimum guarantee or (b) cumulative guarantee on any applicable Contract Anniversary on which the rider fee is deducted or (ii) the total premium payments paid under the contract through the end of the day immediately preceding the day the rider fee is determined.

A rider fee will also be deducted on the date this rider terminates. If that date is a date other than a Contract Anniversary, then a proportional share of the rider fee will be deducted from the amount otherwise payable. We will also deduct a rider fee prior to the payment of death benefit proceeds and annuitization of the contract. For purposes of determining this rider fee, a total withdrawal of the contract’s Accumulation Value will be deemed to have been taken on the date the death benefit is determined and on the Annuity Commencement Date. We reserve the right to increase the rider fee percentage to a maximum of 2.50% annually for the single options of Guardian Target 250, Guardian Target 200 and Guardian Target Future and 1.00% annually for the single option of Guardian Target Now on the effective date of each step-up prior to the initial GWA being determined. After the initial GWA is determined, GIAC may increase the rider fee percentage on the effective date of each step-up that also results in an increase of the GWA. We also reserve the right to increase the rider fee percentage to a maximum of 3.50% annually for the spousal options of Guardian Target 250, Guardian Target 200 and Guardian Target Future and 2.00% annually for the spousal version of Guardian Target Now on the effective date of each step-up prior to the GWA being determined. After the initial GWA is determined, GIAC may increase the rider fee percentage on the effective date of each step-up that results in an increase of the GWA. Please note that this rider fee will not be reduced after the death of the primary covered person or the secondary covered person or in the event the primary and secondary covered persons are divorced or their civil union is legally dissolved; thus, if death, divorce or legal dissolution occurs during the time this rider is in effect, you would continue to pay the current charge for the spousal options although only one person would receive benefits under this rider.

The following section describes how your GWB is calculated:

The initial GWB will be equal to the initial premium payment. Each time we receive an additional premium payment, the GWB increases by the amount of that additional premium payment; however, the GWB will never exceed $6,000,000.

If a withdrawal is taken on or after the initial withdrawal date, the GWB will be reduced by the amount of the withdrawal. However, if a withdrawal exceeds the GWA or if the withdrawal causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made in accordance with the tax qualified distributions section described below, the GWB will be reduced to the lesser of:

•	the Accumulation Value of the contract immediately after the withdrawal; or

•	the GWB reduced by the amount of the withdrawal.

66	PROSPECTUS	OTHER CONTRACT FEATURES

The following example illustrates the effects of a withdrawal that is greater than the GWA which is taken after the initial withdrawal date.

Assumptions:

•	The first withdrawal occurred when the younger covered person is age 70.

•	Contract Accumulation Value immediately prior to the withdrawal in excess of the GWA is $75,000.

•	The GWB immediately prior to the withdrawal is $125,000.

•	The GWA immediately prior to the withdrawal is $5,000.

•	An $8,000 withdrawal is taken. This withdrawal exceeds the GWA.

	Prior to withdrawal that exceeds GWA	Immediately after withdrawal that exceeds the GWA
Contract value	$75,000	$75,000–$8,000 equals $67,000
GWB	$125,000

• The new GWB equals the lesser of the contract value immediately after the withdrawal or the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

• Thus, the new GWB equals the lesser of $75,000–$8,000 ($67,000) or $125,000–$8,000 ($117,000).

• The new GWB equals $67,000.

GWA	$5,000	• The new GWA is the GWB immediately after the withdrawal times 4%.* • The new GWA is equal to $67,000 x 4% ($2,680). • The new GWA equals $2,680.
*	This 4% is the lifetime withdrawal percentage that is used in the calculation of your GWA, based on the age of the younger covered person at the time of the first withdrawal. For more information about how your GWA is calculated, please see page 69 below.

On each quarterly Contract Anniversary prior to the older covered person’s 90th birthday, a step-up will occur if the Basic Contract Accumulation Value is greater than the GWB on that date, after giving effect to any increase in the GWB on that date as a result of the application of any applicable annual minimum guarantee or cumulative guarantee (as described below). The contractowner will not receive advance notice of an increase in the dollar amount of a rider fee due to step-ups and does not have the option of declining future step-ups due to an increase in the rider fee. However, if an increase in the rider fee percentage will apply to future step-ups that result in an increase of the GWA, the contractowner will receive advance written notice of such an increase. Within 30 days of that notice, the contractowner has the right to decline future automatic step-ups by providing proper written notification to GIAC at its Customer Service Office. If the contractowner declines future automatic step-ups, the increase in the rider fee percentage will not apply and the GWB will not automatically step-up on subsequent step-up dates. Once automatic step-ups are discontinued they cannot be reinstated.

On each Contract Anniversary, the GWB will equal the greater of (i) the GWB at the end of the day immediately preceding that Contract Anniversary less the amount of any withdrawal taken on that Contract Anniversary, or (ii) the annual minimum guarantee amount, if:

•	you have chosen the Guardian Target 250, Guardian Target 200 or Guardian Target Future options of this rider (either single or spousal);

•	the Contract Anniversary is from the issue date of the contract up to the tenth Contract Anniversary;

•	no withdrawals were taken since the prior Contract Anniversary;

•	you have not taken more than one withdrawal since the issue date of the contract; and

•	the rider has not entered the settlement phase.

OTHER CONTRACT FEATURES	PROSPECTUS	67

The annual minimum guarantee amount on any given Contract Anniversary is equal to the GWB on the prior Contract Anniversary plus premiums received after that anniversary and before the current anniversary, plus the result of the following:

–	the annual minimum guarantee basis (as defined above) on the prior Contract Anniversary, multiplied by
–	7%, which is the annual minimum guarantee percentage.

A cumulative guarantee may apply, if, on a Contract Anniversary:

•	you have chosen the Guardian Target 250 or the Guardian Target 200 options of this rider (either single or spousal);

•

the Contract Anniversary is an applicable Contract Anniversary for the cumulative guarantee (10th and 15th contract anniversaries for the Guardian Target 250 and 10th Contract Anniversary for the Guardian Target 200);

•	no withdrawals have been taken during the period from the issue date of the contract to the applicable Contract Anniversary; and

•	the rider has not entered the settlement phase.

If this guarantee is applicable, the GWB on that Contract Anniversary will not be less than the sum of:

•

the cumulative guarantee percentage (200% and 250% for the Guardian Target 250 and 200% for the Guardian Target 200) multiplied by the total of all premiums received at our customer service center during the first 90 days of the Basic Contract beginning with and including the issue date of the Basic Contract; plus

•	any premium payments received on or after the first 90 days of the Basic Contract.

A withdrawal will reduce the GWB by the amount of the withdrawal. However, if a withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution as described below, the GWB will be reduced to the lesser of:

•	the Accumulation Value of the contract immediately after the withdrawal; or

•	the GWB reduced by the amount of the withdrawal.

The following example illustrates how the annual minimum guarantee is applied and what the effect of taking a withdrawal is on the annual minimum guarantee, the GWB and the GWA.

Assumptions:

•	$100,000 initial premium payment.

•	The primary covered person is 60 and the secondary covered person is 62.

•	There are no step-ups.

•	A $3,210 withdrawal is taken a few days after the first Contract Anniversary.

68	PROSPECTUS	OTHER CONTRACT FEATURES

Event	Annual Minimum Guarantee Basis	Annual Minimum Guarantee Amount	GWB	GWA
$100,000 initial premium	$100,000	N/A	The GWB is initially equal to $100,000.	N/A
First Contract Anniversary	$100,000	The annual minimum guarantee amount is equal to the initial premium plus 7% of the annual minimum guarantee basis. Thus, the annual minimum guarantee amount equals $100,000 + ($100,000 x 7%) or $107,000.	The GWB equals the greater of $100,000 or $107,000. Thus, the new GWB is $107,000.	N/A
After the $3,210 withdrawal taken a few days after the first Contract Anniversary	The annual minimum guarantee basis equals $100,000 minus $3,210 or $96,790.	N/A	The GWB is $107,000 minus $3,210 which equals $102,720.	The GWA is equal to the GWB amount ($107,000) times 3%* or $3,210.
Second Contract Anniversary	$96,790	The annual minimum guarantee does not apply since a withdrawal occurred in the previous contract year.	The GWB remains at $103,790 since there is no applicable annual minimum guarantee amount.	The GWA remains $3,210 since there is no applicable annual minimum guarantee amount.
Third Contract Anniversary	$96,790	The annual minimum guarantee amount is $103,790 + ($96,790 x 7%) or $109,420.40.	The GWB is the greater of $103,790 or $110,565.30. The new GWB is $110,565.30.	The GWA equals the greater of $3,210 or $110,565.30 x 3%* ($3,316.95). Thus, the new GWA equals $3,316.95.

*	This 3% is the lifetime withdrawal percentage that is used in the calculation of your GWA, based on the age of the younger covered person at the time of the first withdrawal. For more information about how your GWA is calculated, please see page 69 below.

GIAC requires that certain withdrawals under this rider require you to return to us a properly executed withdrawal form, which we will provide to you upon your request. If you have a qualified contract, you may be required to take minimum required distributions. Please see the discussion of tax qualified distributions below for information on the effect of minimum required distributions on this rider’s benefits. Also, the value of this rider’s benefits to you may be limited if the contract is held in connection with a section 401(k) or other retirement program that does not allow withdrawals from the contract prior to termination of employment or other specified circumstances and the GLWB is purchased at a time when such withdrawals are not allowed. You should consult a tax adviser before purchasing the GLWB rider with a qualified contract.

The following section describes how your GWA is calculated:

Your initial GWA is determined on the earlier of the date of the first withdrawal, or the date the rider enters the settlement phase (described below), or the Annuity Commencement Date. The initial GWA is equal to the lifetime

OTHER CONTRACT FEATURES	PROSPECTUS	69

withdrawal percentage multiplied by the then current GWB. The lifetime withdrawal percentage is determined based on the age of the younger covered person under this rider on the day the initial GWA is determined, as follows:

Age of younger covered person at time of first withdrawal or upon entering settlement phase	Applicable lifetime withdrawal percentage
59 & under	Single: 2.5% Spousal: 2.0%
60 – 64	Single: 3.5% Spousal: 3.0%
65 – 79	Single: 4.5% Spousal: 4.0%
80+	Single: 5.5% Spousal: 5.0%

After the initial GWA is determined, each time an additional premium payment is received by us, the GWA will equal the greater of:

–	your GWA immediately prior to the payment; or
–	the GWB immediately after the premium payment multiplied by the applicable lifetime withdrawal percentage.

If your GWB is stepped up, the GWA will equal the greater of:

–	your GWA immediately prior to the step-up of the GWB; or
–	your GWB immediately after the step-up of your GWB multiplied by the applicable lifetime withdrawal percentage.

If your GWB is increased under the annual minimum guarantee, your GWA will equal the greater of:

–	your GWA immediately prior to that increase; or
–	your GWB immediately after the increase multiplied by the applicable lifetime withdrawal percentage.

After the initial GWA is determined, the GWA will not be recalculated as the result of a withdrawal, unless that withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution. In such event, the GWA will be recalculated to equal the applicable lifetime withdrawal percentage multiplied by the GWB immediately after the withdrawal.

The following section describes tax qualified distributions:

Your GWA will not be reset and your GWB will not be reduced in excess of the amount of the withdrawal, if withdrawals in a contract year are made solely to meet “required minimum distribution” requirements for certain qualified contracts pursuant to specified provisions of the Internal Revenue Code. Please see the Statement of Additional Information, where these provisions are specified.

Your right to make withdrawals pursuant to the tax-qualified distribution program described above is subject to the following requirements and limitations:

(a)	GIAC has been authorized to calculate and make distributions of the tax qualified distributions for the calendar year.

70	PROSPECTUS	OTHER CONTRACT FEATURES

(b)	Each tax qualified distribution is in the amount that GIAC calculates, based on information that you provide to GIAC and GIAC’s understanding of the Code. GIAC reserves the right to make changes in its calculations as it determines necessary to comply with the appropriate Code and Treasury Regulations as they may be amended from time to time; and

(c)	No withdrawals (other than tax qualified distributions) are made from the contract during the contract year.

Each tax qualified distribution will decrease your GWB by the amount withdrawn immediately following the tax qualified distribution. For purposes of this tax qualified distribution section, references to Owner also include the Beneficiary, as applicable. Once this rider enters its settlement phase, tax qualified distributions in excess of the GWA are no longer permitted.

The following section will explain the optional death benefits that may be payable under this rider:

This rider has no death benefit unless you have elected one. If elected, a death benefit is payable under this rider if, on the date receipt of proof of death of the last surviving covered person is received by us in Good Order: (i) both this rider and the Basic Contract are in force, (ii) the rider has not entered the settlement phase, and (iii) the death benefit provided by the rider exceeds the death benefit provided by the contract.

You may only elect an optional death benefit under this rider as of the issue date of the contract. You may not add, change or terminate an optional death benefit under this rider after the issue date of the contract. The optional death benefits are the GLWB Step-Up Death Benefit and the GLWB Return of Premium Death Benefit. You may only choose one of these death benefits. Only one of these death benefit options may be available in your state.

Please check with your registered representative or call 1-800-221-3253 to confirm which GLWB death benefit option is available in your state.

If you select the GLWB Step-Up Death Benefit, the initial GLWB Step-Up Death Benefit is equal to your initial premium. Each time an additional premium payment is received at our Customer Service Office, the death benefit will increase by the amount of that additional premium payment.

If the Accumulation Value of the contract on any step-up date is greater than the then current GLWB Step-Up Death Benefit, the death benefit will automatically increase to an amount equal to the Accumulation Value of the contract on the step-up date. (In New York, the step-up date for this GLWB Step-Up Death Benefit is your annual Contract Anniversary.) The date a spousal continuation is exercised under the spousal continuation provision of the Basic Contract will also be considered a step-up date for the purpose of calculating the GLWB Step-Up Death Benefit, if this rider continues in force on the continued contract.

A withdrawal will reduce the GLWB Step-Up Death Benefit by the amount of the withdrawal unless that withdrawal exceeds the GWA or causes the total

OTHER CONTRACT FEATURES	PROSPECTUS	71

withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution in accordance with the tax qualified distributions section, as described above. In that case, the death benefit will be reduced to the lesser of:

•	the Accumulation Value of the contract immediately after the withdrawal; or

•	the then current GLWB Step-Up Death Benefit reduced by the amount of the withdrawal.

In no event will the Step-up Death Benefit be less than zero.

If you elect the GLWB Step-Up Death Benefit, your current rider fee percentage will increase by 0.50% annually. Thus, the total cost of your GLWB rider fee percentage, if you choose the GLWB Step-Up Death Benefit, will vary depending on the option you have chosen, as follows:

Guardian Target 250
(single)	1.80%
(spousal)	2.05%
Guardian Target 200
(single)	1.65%
(spousal)	1.90%
Guardian Target Future
(single)	1.55%
(spousal)	1.80%
Guardian Target Now
(single)	1.45%
(spousal)	1.55%

The GLWB Step-Up Death Benefit is not available with the Guardian Target 250 GLWB rider option in New York.

If you select the GLWB Return of Premium Death Benefit, a death benefit will be payable if the date of death of the last surviving covered person occurs on or after the first Contract Anniversary and all applicable terms and conditions described in this optional death benefits section are met. The initial GLWB Return of Premium Death Benefit is equal to the initial premium. Each time an additional premium payment is received at our Customer Service Office, the death benefit will increase by the amount of that additional premium payment.

A withdrawal will not reduce the GLWB Return of Premium Death Benefit unless the sum of that withdrawal added to all prior withdrawals in a given contract year exceeds the current GWA and the withdrawal is not made as a tax qualified distribution in accordance with the tax qualified distributions section, as described above. In that case, the death benefit will be the lesser of:

•	the GWB immediately after the withdrawal; or

•	the GLWB Return of Premium Death Benefit immediately prior to the withdrawal reduced by the amount of that withdrawal, even if that withdrawal included a portion of your GWA.

In no event will the GLWB Return of Premium Death Benefit be less than zero.

72	PROSPECTUS	OTHER CONTRACT FEATURES

If you elect the GLWB Return of Premium Death Benefit, your current rider fee percentage will increase by 0.60% annually. Thus, the total cost of your GLWB rider fee percentage, if you choose the GLWB Return of Premium Death Benefit, will vary depending on the option you have chosen, as follows:

Guardian Target 250
(single)	1.90%
(spousal)	2.15%
Guardian Target 200
(single)	1.75%
(spousal)	2.00%
Guardian Target Future
(single)	1.65%
(spousal)	1.90%

The GLWB Return of Premium Death Benefit is not available in New York or if you select the Guardian Target Now GLWB rider. Also, if you purchase a qualified contract this death benefit is only available if all covered persons are age 65 or younger at the time the contract is issued, unless otherwise agreed to by GIAC.

No additional death benefit will be provided under either optional death benefit if the Basic Contract death benefit is greater.

The following chart can help you compare the key features of the two optional death benefits and can help you decide if one of them is appropriate for you:

GLWB Death Benefit Option	Death Benefit Option Fee Percentage	General Description	Death Benefit Option Availability	Considerations for Potential Contractowners
GLWB Step-Up Death Benefit	0.50%	Death benefit increases in the amount of any step-ups Does not increase in the amount of annual minimum guarantees or cumulative guarantees	Available for both qualified and non-qualified contracts Not available in New York with the Guardian Target 250 GLWB option

Contractowner believes that upside market performance increasing the Accumulation Value and guaranteed withdrawal balance will outpace withdrawals under the rider

Contractowner wants an optional death benefit and purchases a qualified contract or any GLWB option for which the GLWB Return of Premium Death Benefit may not be elected

GLWB Return of Premium Death Benefit	0.60%	Guarantees a death benefit equal to premiums paid The death benefit is not reduced for withdrawals under the GLWB rider unless they are excess withdrawals

Not available in New York or with Guardian Target Now GLWB option

Available for any non-qualified contract; available for qualified contracts if all covered persons are age 65 or younger at the time the contract is issued

Contractowner is less confident in the upside performance of the contract’s underlying Variable Investment Options

Contractowner prefers to guarantee against loss of principal investment for his/her Beneficiaries rather than capitalize on potential upside in market performance

OTHER CONTRACT FEATURES	PROSPECTUS	73

The following section will explain the settlement phase of the GLWB rider:

If the Accumulation Value under the contract reaches zero:

–	on a date prior to the determination of the initial GWA, the rider will enter the settlement phase if there is a GWB greater than zero;
–	on or after the determination of the initial GWA, the rider will enter the settlement phase if there is a GWA greater than zero.

However, the rider will not enter the settlement phase if the cause of the reduction in Accumulation Value to zero is a result of a withdrawal that:

–	exceeds the GWA or the amount permitted under the tax qualified distributions section, or
–	causes the total withdrawals in a given contract year to exceed the GWA or the amount permitted under the tax qualified distributions section.

In the settlement phase, GIAC will make payments equal to the GWA as determined on the date the rider entered the settlement phase. Payments will begin on the date the rider enters the settlement phase. The amount of the initial payment will be reduced by any withdrawals made during the contract year the rider entered the settlement phase.

The date payments begin is called the settlement anniversary date. Payments will continue on each settlement anniversary date for as long as a primary and/or secondary covered person is living.

Upon entering the settlement phase, the Basic Contract and rider will continue, but all other rights and benefits, including death benefits, will terminate and additional premium payments will not be accepted. The annual minimum guarantee, cumulative guarantee, death benefit and step-up provisions under this rider end, the GWB will no longer be calculated and the rider fee will not be deducted during the rider’s settlement phase.

The federal income tax treatment of payments made during the settlement phase has not been addressed by the Internal Revenue Service or the courts. We believe that payments during the settlement phase under non-qualified contracts should be treated as Annuity Payments, but it is possible that guidance may subsequently be issued treating them as withdrawals. This is significant for non-qualified contracts because withdrawals are generally taxed less favorably than Annuity Payments. Similarly, for qualified contracts we intend to apply the annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other contract provisions such as the GLWB rider itself.

The following section explains the conditions and requirements of the rider that must be met for the primary covered person and/or the secondary covered person to receive an annuity payment under the contract at least equal to the GWA:

While the rider is in effect, the Annuity Commencement Date of the contract is a date not later than the last date permitted under applicable

74	PROSPECTUS	OTHER CONTRACT FEATURES

state law. If this last Annuity Commencement Date has been reached while the rider is in effect but has not yet entered the settlement phase, and

–	there is a primary covered person but no secondary covered person under the rider on such Annuity Commencement Date, or
–	the primary covered person died while the rider was in effect and there was a secondary covered person at the time of the primary covered person’s death who elected to continue the contract after the primary covered person’s death, and the secondary covered person is living on such date, and a fixed life annuity without guaranteed period payout option has been elected, we will make annual payments under the fixed life annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed life annuity without guaranteed period payout option under the contract, or
–	the GWA as of the Annuity Commencement Date, or if no withdrawal has been made on or prior to the annuity commencement date, the GWA that would have been in effect on the Annuity Commencement Date if a withdrawal had been made on such date.

If the last Annuity Commencement Date permitted under applicable state law has been reached while the rider is in effect but has not yet entered the settlement phase, and there is a primary covered person and a secondary covered person under this rider on such Annuity Commencement Date, and a fixed joint and 100 percent survivor annuity without guaranteed period payout option has been elected, and the primary covered person and the secondary covered person are named the Annuitant and the joint Annuitant of that annuity, we will make annual payments under the fixed joint and 100 percent survivor annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed joint and 100 percent survivor annuity without guaranteed period payout option under the contract, or
–	the GWA as of the Annuity Commencement Date, or if no withdrawal has been made on or prior to the Annuity Commencement Date, the GWA that would have been in effect on the Annuity Commencement Date if a withdrawal had been made on such date.

During the entire time this rider is in effect, you must invest all of your premium payments and the contract Accumulation Value in one of the following four allocation models:

	Aggressive 80/20 Model	Moderate 60/40 Model	Conservative 40/60 Model	Growth 70/30 Model
Equity
AB VPS Growth and Income Portfolio	7%	5%	4%	0%
BlackRock Large Cap Core V.I. Fund	10%	7%	5%	0%
BlackRock Capital Appreciation V.I. Fund	7%	5%	4%	0%

OTHER CONTRACT FEATURES	PROSPECTUS	75

	Aggressive 80/20 Model	Moderate 60/40 Model	Conservative 40/60 Model	Growth 70/30 Model
Columbia Variable Portfolio – Small Cap Value Fund	2%	2%	2%	0%
Fidelity VIP Contrafund Portfolio	10%	7%	5%	0%
Fidelity VIP Mid Cap Portfolio	6%	4%	3%	0%
Franklin Small Cap Value VIP Fund	2%	2%	0%	0%
Guardian Diversified Research VIP Fund	0%	0%	0%	20%
Guardian Mid Cap Relative Value VIP Fund	0%	0%	0%	12%
Guardian Growth & Income VIP Fund	0%	0%	0%	22%
Invesco V.I. Small Cap Equity Fund	0%	0%	0%	7%
Janus Henderson Series – Global Technology Portfolio	2%	2%	0%	0%
MFS Utilities Series	2%	2%	0%	0%
Oppenheimer Main Street Small Cap Fund/VA	5%	4%	2%	0%
Pioneer Mid Cap Value VCT Portfolio	6%	5%	4%	0%
Victory RS Large Cap Alpha VIP Series	10%	8%	6%	0%

International/Global
Guardian International Value VIP Fund	9%	5%	5%	0%
Guardian International Growth VIP Fund	2%	2%	0%	9%

Fixed Income
Victory INCORE Investment Quality Bond VIP Series	5%	9%	13%	0%
PIMCO Total Return Portfolio	4%	8%	13%	30%
Franklin U.S. Government Securities Bond VIP Series	3%	7%	10%	0%
Victory INCORE Low Duration Bond VIP Series	3%	6%	9%	0%

76	PROSPECTUS	OTHER CONTRACT FEATURES

	Aggressive 80/20 Model	Moderate 60/40 Model	Conservative 40/60 Model	Growth 70/30 Model
Oppenheimer Global Strategic Income Fund/VA	3%	6%	8%	0%
Guardian Core Plus Fixed Income VIP Fund	2%	4%	7%	0%

We will not allow partial transfers among investment options or models once a model is selected. However, you may select a new model allocation, subject to any transfer restrictions under the contract, if 100% of the contract Accumulation Value is moved to a new model. Transfers may only be made once per calendar quarter and must be at least 30 days after any prior transfer. Your contract Accumulation Value will be rebalanced automatically to the original percentages for the model you selected, on a quarterly basis. Currently, rebalancing takes place on the first Friday in the second month of each calendar quarter.

There is no assurance that investing in any allocation model will increase your contract Accumulation Value or that your investment results will not experience market volatility. The investment performance of your contract will depend on the performance of the investment options that comprise each allocation model. Your investment in each of the investment options will fluctuate and may be worth more or less than your original investment.

While this rider is in effect, GIAC reserves the right to:

•	Restrict the Contract Owner’s ability to allocate all or a portion of a premium payment to an allocation option and/or limit transfers between allocation options;

•	Specify minimum and maximum percentages of Accumulation Value that the Contract Owner may have allocated to any allocation option and/or group of allocation options;

•

Require that all or a portion of premium payment(s) and/or Accumulation Value be allocated in accordance with an allocation model chosen by the Contract Owner from among one or more specified allocation models (consisting of allocation options in pre-set allocation percentages);

•

Require that certain allocation options be chosen for the allocation of premium payment(s) and/or transfer of Accumulation Value only if the Contract Owner also allocates (or has allocated) premium payments and/or Accumulation Value in certain other specified allocation options;

•

Add, close, eliminate or substitute the allocation options that comprise each allocation model only if an underlying Fund that comprises part of an allocation model becomes unavailable under this contract (e.g., closure of the Fund to new investments, liquidation or merger of the Fund);

•	Add allocation models as eligible investment options under the rider that will be available to Contract Owners if they choose to utilize them;

OTHER CONTRACT FEATURES	PROSPECTUS	77

•	Restrict transfers between allocation models; and

•	Require periodic rebalancing of Accumulation Value in accordance with the allocation model allocation percentages.

Premium payments and transfer requests must comply with any restrictions imposed by GIAC in accordance with the preceding paragraph. GIAC will reject any request that does not comply with such restrictions. To the extent that the strategies underlying the restrictions are successful, GIAC will benefit from a reduction of the risk arising from its guarantee obligations under the rider and GIAC will have less risk to hedge under the GLWB rider than would be the case if Contract Owners did not invest in accordance with the restrictions. The restrictions may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives. Please see Transfers and Frequent transfers among the Variable Investment Options for more information about transfers under your contract.

If you elect to purchase the GLWB rider, you may wish to take advantage of the optional GLWB dollar cost averaging program. You must elect this program when you buy your contract. This program lasts for a three month period beginning on the issue date of the contract. All premium payments received while this GLWB dollar cost averaging program is in effect will be initially allocated into the GLWB DCA Account. In the GLWB DCA Account, we guarantee that the Net Premium payments you invest will earn daily interest at a minimum annual rate of at least 1%. The value of your Net Premiums invested in the GLWB DCA Account does not vary with the investment experience of any Variable Investment Option. The money that you put into the GLWB DCA Account becomes part of GIAC’s general assets. At times, we may choose to pay interest at a rate higher than the minimum annual rate, but we are not obliged to do so. Higher rates on the GLWB DCA Account are determined at our discretion, and we can change them prospectively without notice.

Additional premium payments received after the issue date of your contract will not extend the term of the program. The first transfer occurs on the first Monthly Contract Anniversary. At that time, one-third of the contract Accumulation Value in the GLWB DCA Account will be transferred to the GLWB allocation model that is in effect at the time of the transfer. On the second Monthly Contract Anniversary, one-half of the Accumulation Value in the GLWB DCA Account will be transferred to the allocation model that is in effect at the time of the transfer. On the third Monthly Contract Anniversary, the remaining Accumulation Value in the GLWB DCA Account will be transferred to the GLWB allocation model that is in effect at the time of the transfer. If one or more of the Monthly Contract Anniversary dates is not a Valuation Date, the transfer will occur on the next Valuation Date. If you terminate the GLWB dollar cost averaging program during the time it is in effect, the remaining Accumulation Value in the GLWB DCA Account will be transferred to the GLWB allocation model that is in effect at the time of the transfer. Premium payments received after this program ends will be invested into the GLWB allocation model in effect when the premium payment is received.

78	PROSPECTUS	OTHER CONTRACT FEATURES

Dollar cost averaging may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses. There is no fee for this dollar cost averaging program. This GLWB dollar cost averaging program may not be available in your state. Transfers under this program do not count against any free transfers permitted under your contract. We have the right to modify or discontinue this GLWB dollar cost averaging program at any time for contractowners who are not currently participating in the program. If you are already participating in the GLWB dollar cost averaging program at the time we modify or discontinue it for future contractowners, you will not be affected by this modification or discontinuance.

We reserve the right to agree or refuse to issue the GLWB rider at our sole discretion. The rider may not be available in your state. The rider is available in your state only if it has been approved by your state insurance department and we have taken steps to offer it in your state. If you select the Highest Anniversary Value Death Benefit and/or the Earnings Benefit riders, you cannot select the GLWB rider. The rider shall be construed and administered so as to be in compliance with the Internal Revenue Code and the appropriate regulations, including but not limited to, Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable.

OTHER CONTRACT FEATURES	PROSPECTUS	79

FINANCIAL INFORMATION

The value

of your account

To determine the value of your account, we multiply the number of Accumulation Units in each option by the current unit value for the option.

HOW WE CALCULATE ACCUMULATION UNIT VALUES

When you choose a Variable Investment Option, you accumulate variable Accumulation Units. To calculate the number of Accumulation Units you buy with each payment, we divide the amount you invest in a Variable Investment Option by the value of units in that Variable Investment Option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine your Accumulation Value in the Variable Investment Options, we multiply the number of Accumulation Units in each Variable Investment Option by the current unit value for that option. The current unit value for each Variable Investment Option is determined by multiplying the unit value for the applicable Variable Investment Option for the prior Valuation Period by the net investment factor for the current Valuation Period.

The net investment factor is a measure of the investment experience of each Variable Investment Option. We determine the net investment factor for a given Valuation Period as follows:

•	At the end of the Valuation Period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding Valuation Period.

•

Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the enhanced death benefit, living benefit and/or earnings benefit rider(s) where applicable) and subtract them from the above total.

80	PROSPECTUS	FINANCIAL INFORMATION

CONTRACT COSTS AND EXPENSES

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the contracts. The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your Variable Investment Options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Mortality and expense risk charge

To cover our mortality and expense risk, you will pay a daily charge based on an annual rate of 1.10% of your Accumulation Value in the Variable Investment Options. Mortality risks arise from our promise to pay death benefits and make Annuity Payments to each Annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose, including paying distribution expenses for the contracts.

Administrative expense

You will also pay a daily charge based on an annual rate of 0.20% of your Accumulation Value in the Variable Investment Options to compensate us for processing and administrative expenses incurred in connection with the contract and the Separate Account.

Contract fee

We deduct a yearly fee of $35 (lower where required by state law) on each anniversary date of your contract. To pay this charge, we will cancel the number of Accumulation Units that is equal in value to the fee. We cancel Accumulation Units in the same proportion as the percentage of the contract’s Accumulation Value attributable to each Variable Investment Option and the fixed-rate option. If you surrender your contract on a day other than a Contract Anniversary date, we will still deduct the contract fee for that year. We will waive the contract fee if the Accumulation Value of your contract plus the Accumulation Value of any other Guardian Investor Variable Annuity L Series and Guardian Investor Variable Annuity B Series contracts you own individually or jointly totals $100,000 or more on the anniversary date of your contract.

Costs and

expenses

No sales charges are deducted from your premium payments when you make them. However, the following charges will apply:

•	expenses of the Funds

•	mortality and expense risk charge

•	administrative expense

•	contract fee;

and the following charges may apply:

•	highest anniversary value death benefit rider expense

•	earnings benefit rider expense

•	guaranteed lifetime withdrawal benefit rider expense

•	contingent deferred sales charge

•	withdrawal charge

•	annuity taxes

•	transfer charge

See accompanying text for details.

FINANCIAL INFORMATION	PROSPECTUS	81

Contingent deferred sales

charges

Number of full years completed since premium payment was made	Contingent deferred sales charge (%)

0	8

1	8

2	7

3	6

4	5

5	4

6	3

7+	0

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a withdrawal from your Accumulation Value or surrender your contract, then you may pay a contingent deferred sales charge on any amount that was paid into your contract during the previous seven years. This charge compensates us for expenses related to the sale of contracts.

For withdrawals, you may instruct us to deduct any applicable contingent deferred sales charges from the amount requested. Otherwise, we will deduct the sales charge from the remaining value of your contract. We do not impose a contingent deferred sales charge on the amount deducted from the remaining value.

When we calculate the contingent deferred sales charge, all amounts deducted are deemed to be withdrawn on a first-in, first-out basis. (Contingent deferred sales charges are listed in the table to the right.)

Each contract year, you can make a withdrawal from the contract without paying a contingent deferred sales charge at the time of the withdrawal, however, of a Free Withdrawal Amount equal to 10% of Chargeable Premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year. The Free Withdrawal Amount is not cumulative – any Free Withdrawal Amount not taken during a given contract year cannot be taken as a Free Withdrawal Amount in a subsequent contract year. The Free Withdrawal Amount is not applicable in the case of a surrender of the contract.

Also, all premium payments made before spousal continuation or at the time a contract is issued pursuant to an internal 1035 exchange of certain contracts will not be subject to a contingent deferred sales charge. See Spousal continuation.

We do not impose contingent deferred sales charges on contracts bought by:

•	Guardian Life, its subsidiaries or any of their separate accounts

•	present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

•	present or retired directors or officers of any of the Funds

•	present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Park Avenue Securities LLC

•	immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:

–	spouses
–	children and grandchildren
–	parents and grandparents
–	brothers and sisters

82	PROSPECTUS	FINANCIAL INFORMATION

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

•

clients of broker-dealers, financial institutions and registered investment advisors that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts

Highest anniversary value death benefit rider expense

If you choose the highest anniversary value death benefit rider and it is in effect, then you will pay a daily charge based on an annual rate 0.40% of your Accumulation Value in the Variable Investment Options.

Earnings benefit rider expense

If you choose the earnings benefit rider and it is in effect, then you will pay a daily charge based on an annual rate of 0.25% of your Accumulation Value in the Variable Investment Options. This fee is charged even during periods when this rider would not pay any benefits because there are no earnings.

Guaranteed lifetime withdrawal benefit rider expense

If you choose the guaranteed lifetime withdrawal benefit rider and it is in effect, then we will assess an annual charge on each Contract Anniversary of a percentage of the adjusted guaranteed withdrawal balance at the time the charge is deducted. We will not deduct this charge after the payment of any death benefit or after we have begun to make Annuity Payments under the contract. The current annual guaranteed lifetime withdrawal benefit charge percentage ranges from 0.95% to 2.15%, depending on the option you choose. We have the right to change the current charge percentage, but it will never exceed 4.10%. This charge is deducted from each Variable Investment Option and the fixed-rate option in proportion to the amount of Accumulation Value in each option.

Withdrawal charge

During the annuity period, if you choose Fixed Annuity Payments to Age 100, Variable Annuity Payments to Age 100, or Payments for a Period Certain as an annuity payout option and you make more than one withdrawal in a calendar quarter, then you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the withdrawal.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive Annuity Payments. These taxes currently range from 0.50% up to 3.5% of the premium payments made.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or when your Accumulation Value is applied under a payout option, whichever happens first. We will do this only if permitted by applicable law.

FINANCIAL INFORMATION	PROSPECTUS	83

Tax advice

Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Employer-

sponsored or

independent?

If you invest in a variable annuity as part of an individual retirement annuity, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you will not be taxed on increases in the Accumulation Value of a contract until a distribution occurs or until Annuity Payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s Accumulation Value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When Annuity Payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2 , die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the Owner generally must include in income any increase in the excess of the Accumulation Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during

84	PROSPECTUS	FINANCIAL INFORMATION

the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the Annuity Commencement Date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the Accumulation Value immediately before the distribution that exceeds the Owner’s investment in the contract. Generally, the Owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the contract. If your contract contains a guaranteed lifetime withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax adviser before purchasing a guaranteed lifetime withdrawal benefit rider.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., GLWB rider, earnings benefit rider) to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the Annuity Commencement Date – After Annuity Payments begin, under Options V-4, F-4 and F-5, the payee has the right to withdraw a portion of the present value of the remaining payments. The IRS has concluded that a withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the Owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as withdrawals pursuant to the income first basis set forth in the IRS’s ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a withdrawal under Options V-4, F-4 or F-5. Other rules may apply to withdrawals from qualified contracts that elect Options V-4, F-4 or F-5.

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

FINANCIAL INFORMATION	PROSPECTUS	85

•	made on or after the death of an Owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Options V-4, F-4, F-5 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may fail to satisfy this exception and may be subject to the 10% penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax. In particular, you should consult a tax adviser if you wish to take withdrawals in addition to the annuity payment made under an election of Options V-4, F-4 or F-5 in connection with an immediate annuity contract.

Annuity payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Partial Annuitization – Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as Annuity Payments instead of withdrawals. None of the payment options under the contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are taxed in the same way as Annuity Payments.

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Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an Annuitant other than the Owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new Owner, Annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the contract.

Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the Contract Owner’s income when a taxable distribution occurs.

Taxation of qualified contracts

Qualified arrangements receive tax-deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax-deferred benefit of funding such qualified arrangements with tax-deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under

FINANCIAL INFORMATION	PROSPECTUS	87

Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made on or after the death of an Owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

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•	made for a qualified first time home purchase up to $10,000

•	made as a qualified reservist distribution

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Options V-4, F-4, F-5 or any other option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances and certain exemptions may not be applicable to certain types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular you should consult a tax adviser if you wish to take withdrawals in addition to the Annuity Payments made under an election of Options V-4, F-4 and F-5.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract; a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero. If your contract contains a guaranteed lifetime withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax adviser before purchasing a guaranteed lifetime withdrawal benefit rider.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. In any event, you should note that distributions made under Options V-4, F-4 or F-5 may not satisfy these

FINANCIAL INFORMATION	PROSPECTUS	89

minimum distribution rules. If you are attempting to satisfy these rules through withdrawals before the Annuity Commencement Date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as Beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse Beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal estate, gift and generation-skipping transfer taxes

While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Internal Revenue Code may impose a generation skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

Medicare tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions

90	PROSPECTUS	FINANCIAL INFORMATION

(e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchasers country of citizenship or residence. Certain non-participating and non-compliant foreign entities may be subject to 30% withholding under the Foreign Account Tax Compliance Act (FATCA) unless the contract is considered grandfathered. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine are attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain Variable Investment Options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

Possible tax law changes

Tax law is subject to change and may be subject to interpretation. There is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legislative or regulatory developments and their effect on the contract.

We have the right to modify the contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

FINANCIAL INFORMATION	PROSPECTUS	91

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective Contract Owners. We may also provide an existing or prospective Contract Owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have affected the Accumulation Value, surrender value and death benefit during the accumulation phase and the amounts of Annuity Payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we will always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as contingent deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in Accumulation Unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of the Fidelity VIP Government Money Market Portfolio and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for the Fidelity VIP Government Money Market Portfolio investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by the Fidelity VIP Government Money Market Portfolio investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an Accumulation Unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the investment divisions of the Separate Account may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities that the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

92	PROSPECTUS	FINANCIAL INFORMATION

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Services

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to meet its obligations under the contract’s fixed-rate option and to pay death benefits and living benefits provided under the contract, not to the performance or safety of the Variable Investment Options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from our Customer Service Office free of charge.

FINANCIAL INFORMATION	PROSPECTUS	93

YOUR RIGHTS AND RESPONSIBILITIES

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take Fund transfer requests and changes in future allocations over the telephone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website (www.GuardianLife.com) for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies. However, you have the right to request paper copies at any time.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the Contract Owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the Accumulation Unit value first calculated after we receive the request at our Customer Service Office. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

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VOTING RIGHTS

We own all Fund shares held in the Separate Account. As the Owner, we have the right to vote on any matter put to vote at any Fund’s shareholder meeting. However, to the extent we are required to by law, we will vote all Fund shares attributable to contracts by following instructions we receive from you and other Contract Owners with voting interests in the Funds. We will vote those shares for which we do not receive voting instructions in the same proportion as the shares for which we have received instructions. Because of this proportional voting, a small number of Contract Owners could control the outcome of the vote. We will solicit instructions when the Funds hold shareholder votes. We have the right to restrict Contract Owner voting instructions if the laws change to allow us to do so.

The Owner of the contract has voting rights. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

To cancel your contract, we must receive both the contract and your cancellation notice in Good Order at our Customer Service Office. You can forward these documents to GIAC’s Customer Service Office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we will refund to you:

•

the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

•	the Accumulation Value of the contract on the date we receive your cancellation.

If state law requires, you will receive the greater of total premiums you paid for the contract or the Accumulation Value of your contract instead.

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Park Avenue Securities LLC (PAS) or of broker-dealer firms that have entered into sales agreements with PAS and GIAC. PAS and such other broker-dealers are members of the Financial Industry Regulatory Authority (FINRA).

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion

Free-look period

During the 10 to 30 day period (the period varies depending on the state where you live) after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	95

of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. Commissions paid in conjunction with the annuity contracts will be up to 8% on all premium payments made in the first contract year. A commission of up to 1% per annum of the Accumulation Value of the contract may be paid quarterly beginning in the second contract year. If the Owner is age 81 or older on the contract’s issue date, a commission of up to 3.5% on all premium payments will be paid in the first contract year and a commission of up to 0.50% may be paid quarterly beginning in the second contract year. Trail commissions of up to 0.25% per annum may continue to be paid on variable annuity payouts after the Annuity Commencement Date, if the Owner is younger than 81 years old at the time the contract is issued.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including, for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

In addition to the compensation described above, GIAC may make additional cash payments (sometimes called “revenue sharing”) or make reimbursements to some broker-dealers in recognition of their marketing and distribution, transaction processing, and/or administrative services support. Marketing and distribution support services may include, among other services, placement of GIAC’s products on the broker-dealers’ preferred or recommended list, access to the broker-dealers’ registered representatives for purposes of promoting sales of GIAC’s products, assistance in training and education of GIAC’s agents, and opportunities for GIAC to participate in sales conferences and educational seminars. Payments or reimbursements may be calculated as a percentage of the particular broker-dealer’s actual or expected aggregate sales of all of our variable contracts, or assets held within those contracts (generally not exceeding .20% of sales or .15% of assets held), and/or may be a fixed dollar amount. Additionally, we may increase the sales compensation paid to broker-dealers for a period of time for the sale of a particular product.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ among firms. Firms and/or individual registered representatives within some firms that participate in one of these compensation arrangements might receive greater compensation for selling this contract than for selling a different annuity contract that is not eligible for these compensation arrangements. As a result, these payments may serve as an incentive for broker-dealers to promote the sale of particular products.

You should ask your registered representative for further information about what commissions or other compensation he or she, or the broker-dealer for whom he or she works, may receive in connection with your purchase of a contract. Also inquire about any revenue sharing arrangements that we

96	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

and our affiliates may have with the selling firm, including conflicts of interest that such arrangements may create. You may wish to take such payments and arrangements into account when considering and evaluating any recommendation relating to the contracts.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

No specific charge is assessed directly to Contract Owners or the Separate Account to cover commissions or other forms compensation described above. We do intend to recoup commissions and other sales expenses and incentives that we pay, however, through fees and charges deducted under the policy and other corporate revenue.

The principal underwriter of the contract is PAS, located at 7 Hanover Square, New York, New York 10004.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	97

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation Period

The period between the issue date of the contract and the annuity commencement date.

Accumulation Unit

A measure used to determine the value of a contract owner’s interest in each variable investment option under the contract before annuity payments begin. Each variable investment option will have its own accumulation units.

Accumulation Value

The sum of the values attributable to the variable investment options and the fixed-rate option that are credited to a contract.

Annuitant

The person on whose life the annuity payments payable under the contract are based.

Annuity Commencement Date

The date on which annuity payments under the contract begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly or other periodic intervals after the annuity commencement date.

Annuity Unit

A measure used to determine the amount of any variable annuity payment.

Basic Contract

The contract, excluding any optional benefit riders or endorsements.

Beneficiary

The person(s) designated to receive any benefits under a contract upon the death of an owner.

Chargeable Premium

Each net premium that is subject to a Contingent Deferred Sales Charge, less the amount of any withdrawals attributable to that premium on which we assessed a Contingent Deferred Sales Charge.

Contract Anniversary Date

The annual anniversary measured from the issue date of the contract.

Contingent Annuitant

A contingent annuitant is the person you name at issue to become the annuitant if the annuitant dies before the annuity commencement date. The owner’s right to name a contingent annuitant may be restricted under the provisions of a retirement or deferred compensation plan for which the contract is issued. A contingent annuitant may be named only if permitted by the laws of the jurisdiction in which the contract is issued, and is not permitted if there is a non-natural owner.

Contingent Beneficiary

The person(s) designated to receive any benefits under a contract upon an owner’s death should all primary beneficiaries predecease such owner.

Customer Service Office

The Guardian Insurance & Annuity Company, Inc., Customer Service Office, Box 26210, Lehigh Valley, Pennsylvania 18002. Our street address is 6255 Sterner’s Way, Bethlehem, Pennsylvania 18017. Our telephone number is 1-888-GUARDIAN (1-888-482-7342).

Customer Service Office Contact Center

For telephonic communications: Customer Service Office Contact Center 8:00 a.m. to 7:00 p.m. Eastern Time 1-888-GUARDIAN (1-888-482-7342).

Due Proof of Death in Good Order

A certified death certificate, all necessary claim paperwork and such other information as we may require to process the death benefit.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good Order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its Customer Service Office, that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a valuation date no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, in order to receive that day’s accumulation unit values.

Monthly Contract Anniversary

The same date of each calendar month as the issue date of the basic contract, or the last day of a calendar month, if earlier.

Net Premium

A premium paid by the owner to us in accordance with the provisions of the contract, less any applicable annuity taxes.

98	PROSPECTUS	SPECIAL TERMS USED IN THIS PROSPECTUS

Owner (Contract Owner)

You (or your); the person(s) or entity designated as the owner in the contract.

Valuation Date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading.

Valuation Period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable Investment Options

The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option – available for allocations of net premium payments and allocation values.

SPECIAL TERMS USED IN THIS PROSPECTUS	PROSPECTUS	99

OTHER INFORMATION

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits and insurance department audits, inquiries, and market conduct examinations. Although the outcome of any of these matters cannot be predicted with certainty, we believe that at the present time there are no pending or threatened actions that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of PAS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the contract.

CYBER-SECURITY

Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your contract value by, for example, interfering with our processing of contract transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your contract to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying Funds or our service providers will avoid losses due to cyber-attacks or information security breaches.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Tax qualified distributions under the Guaranteed Lifetime Withdrawal Benefit Rider

•	Calculation of Yield Quotations for the Fidelity VIP Government Money Market Portfolio Investment Division

•	Valuation of assets of the Separate Account

•	Qualified plan transferability restrictions

•	Experts

•	Financial statements

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APPENDIX A – SUMMARY FINANCIAL INFORMATION

The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account R, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, for the year ending December 31, 2018. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account R, which are included in the Statement of Additional Information.

The Separate Account commenced operations on March 8, 2004, although this contract was not available for sale until January 2009. All accumulation values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular unit value or rider, then that funding option or rider was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of next year.

Number of accumulation units outstanding at the end of the indicated period:

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACTS with HAVDB (before 7/6/10) or EB	BASIC CONTRACTS with HAVDB (before 7/6/10) and EB	BASIC CONTRACTS with HAVDB (on or after 7/6/10)	BASIC CONTRACTS with HAVDB (on or after 7/6/10) and EB
Guardian Core Plus Fixed Income VIP Fund	2018	2,861,118	9,884	—	9,866	—
Guardian Diversified Research VIP Fund	2018	4,726,571	589	—	1,000	—
Guardian Growth & Income VIP Fund	2018	5,117,444	—	—	—	—
Guardian International Growth VIP Fund	2018	4,981,894	22,203	—	12,990	—
Guardian International Value VIP Fund	2018	15,605,078	14,009	1,456	15,243	—
Guardian Large Cap Disciplined Growth VIP Fund	2018	17,539	—	—	2,183	—
Guardian Large Cap Disciplined Value VIP Fund	2018	58,823	10,000	—	44,022	—
Guardian Large Cap Fundamental Growth VIP Fund	2018	4,764,004	47,422	1,768	30,075	—
Guardian Mid Cap Relative Value VIP Fund	2018	2,996,175	6,801	—	4,269	—
Victory RS Large Cap Alpha VIP Series	2018	7,083,844	28,131	1,962	11,665	2,764
	2017	8,097,998	36,199	1,962	15,348	2,874
	2016	9,084,724	47,686	1,962	17,152	2,874
	2015	9,323,674	49,762	1,963	18,467	2,874
	2014	9,498,530	51,857	1,963	23,997	2,874
	2013	10,482,988	55,064	1,963	24,788	2,874
	2012	11,918,005	70,707	1,964	24,519	—
	2011	9,233,474	63,651	1,964	18,608	—
Victory S&P 500 Index VIP Series	2018	622,284	18,333	—	21,024	—
	2017	630,213	16,766	—	23,030	—
	2016	634,997	12,949	—	24,368	—
	2015	639,437	11,449	—	44,856	—
	2014	640,674	12,886	—	48,315	—
	2013	640,171	10,151	—	82,707	—
	2012	637,050	5,945	—	54,842	—
	2011	41,667	3,431	—	66,494	—
Victory High Yield VIP Series	2018	17,632	1,356	—	4,517	—
	2017	23,920	2,518	—	5,475	—
	2016	28,373	4,046	—	6,607	—
	2015	31,629	4,485	—	10,255	—
	2014	36,409	4,996	—	11,265	—
	2013	43,402	5,022	—	12,957	—
	2012	61,340	4,941	—	14,171	—
	2011	54,164	9,630	—	10,612	—

APPENDIX	PROSPECTUS	101

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACTS with HAVDB (before 7/6/10) or EB	BASIC CONTRACTS with HAVDB (before 7/6/10) and EB	BASIC CONTRACTS with HAVDB (on or after 7/6/10)	BASIC CONTRACTS with HAVDB (on or after 7/6/10) and EB
Victory INCORE Low Duration Bond VIP Series	2018	9,298,742	12,884	371	6,144	—
	2017	10,476,317	15,510	371	6,945	—
	2016	9,898,058	22,554	371	8,596	—
	2015	10,542,570	23,855	371	38,672	—
	2014	10,832,065	10,842	371	42,201	—
	2013	10,456,991	11,121	371	40,147	—
	2012	9,316,028	11,226	371	40,564	—
	2011	6,535,746	11,191	371	34,060	—
Victory RS Small Cap Growth Equity VIP Series	2018	20,212	10,035	—	30,838	2,912
	2017	20,003	12,907	—	36,425	3,230
	2016	19,608	11,436	—	36,587	3,230
	2015	22,411	13,232	—	38,547	3,231
	2014	24,045	13,115	—	40,240	3,231
	2013	22,673	23,215	—	44,272	3,231
	2012	20,537	18,973	—	36,823	—
	2011	16,243	7,056	—	6,890	—
Victory RS International VIP Series	2018	7,961	2,580	—	881	—
	2017	10,602	2,619	—	4,316	—
	2016	16,116	2,690	—	4,905	—
	2015	18,093	3,238	—	7,496	—
	2014	18,346	3,443	—	7,622	—
	2013	20,159	4,525	—	7,747	—
	2012	18,136	4,622	—	7,687	—
	2011	12,491	4,842	—	4,727	—
Victory Sophus Emerging Markets VIP Series	2018	29,994	15,389	631	89,993	—
	2017	35,652	31,917	631	117,589	—
	2016	46,090	31,358	631	119,471	—
	2015	53,167	32,346	631	126,827	—
	2014	52,625	29,939	631	126,803	—
	2013	56,477	28,435	631	116,435	—
	2012	63,552	18,956	632	111,946	—
	2011	60,278	15,889	632	59,150	—
Victory INCORE Investment Quality Bond VIP Series	2018	11,823,378	7,000	582	8,902	—
	2017	12,883,689	7,512	582	20,018	—
	2016	12,178,848	20,360	582	20,398	—
	2015	13,402,083	20,959	582	32,141	—
	2014	13,751,060	22,448	582	35,622	—
	2013	13,687,921	18,556	582	33,062	—
	2012	11,998,581	24,798	582	34,011	—
	2011	8,673,336	26,750	582	27,849	—
Value Line Strategic Asset Management Trust	2018	18,150	—	—	2,746	—
	2017	21,975	—	—	2,875	—
	2016	23,602	—	—	3,003	—
	2015	22,778	—	—	3,181	—
	2014	24,077	—	—	3,707	—
	2013	24,213	—	—	3,505	—
	2012	23,761	—	—	3,795	—
	2011	21,509	—	—	484	—
Invesco V.I. Global Real Estate Fund Series II	2018	7,730	325	—	6,225	—
	2017	10,942	325	—	5,432	—
	2016	12,652	326	—	3,599	—
	2015	12,606	1,680	—	4,281	—
	2014	10,896	1,771	—	4,004	—
	2013	11,026	2,520	—	4,418	—
	2012	13,998	2,412	—	6,589	—
	2011	9,415	2,102	—	3,415	—

102	PROSPECTUS	APPENDIX

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACTS with HAVDB (before 7/6/10) or EB	BASIC CONTRACTS with HAVDB (before 7/6/10) and EB	BASIC CONTRACTS with HAVDB (on or after 7/6/10)	BASIC CONTRACTS with HAVDB (on or after 7/6/10) and EB
Invesco V.I. Mid Cap Core Equity Fund Series II	2018	—	—	—	—	—
	2017	647,395	2,922	—	401	—
	2016	693,193	3,217	—	813	—
	2015	735,066	2,957	—	813	—
	2014	758,572	3,204	—	2,394	—
	2013	758,158	3,792	—	2,394	—
	2012	813,486	2,032	—	2,394	—
	2011	275,440	1,297	—	2,390	—
Invesco V.I. Core Equity Fund Series II	2018	—	—	—	—	—
	2017	2,091,930	247	—	422	—
	2016	2,154,815	247	—	1,658	—
	2015	2,294,331	247	—	1,658	—
	2014	2,314,287	247	—	1,236	—
	2013	2,382,979	247	—	1,236	—
	2012	2,544,010	247	—	2,696	—
	2011	902,350	248	—	1,237	—
Invesco V.I. International Growth Fund Series II	2018	—	—	—	—	—
	2017	3,682,600	2,166	—	8,936	—
	2016	3,970,815	2,321	—	11,094	—
	2015	3,992,670	2,486	—	15,395	—
	2014	3,983,262	2,659	—	16,700	—
	2013	3,800,233	416	—	1,202	—
	2012	3,808,568	441	—	1,592	—
	2011	1,472,707	—	—	1,022	—
Invesco V.I. Small Cap Equity Fund Series II	2018	1,126,454	—	—	4,161	—
	2017	1,189,048	—	—	5,014	—
	2016	1,324,837	—	—	3,425	—
	2015	1,300,002	—	—	3,199	—
	2014	1,369,283	124	—	4,749	—
	2013	1,355,353	124	—	5,520	—
	2012	1,498,911	—	—	3,600	—
	2011	530,888	—	—	691	—
Invesco V.I. Comstock Fund Series II	2018	—	—	—	—	—
	2017	3,098,181	—	—	1,447	—
	2016	3,555,036	—	—	3,237	—
	2015	3,640,167	—	—	3,238	—
	2014	3,758,744	—	—	3,292	—
	2013	3,957,337	—	—	1,844	—
	2012	4,349,361	—	—	1,792	—
	2011	1,640,515	—	—	1,793	—
Invesco V.I. American Value Fund Series II	2018	—	—	—	—	—
	2017	489,618	398	—	2,249	—
	2016	518,261	422	—	2,612	—
	2015	518,359	447	—	2,675	—
	2014	528,346	532	—	2,710	—
	2013	549,457	124	—	3,344	—
	2012	598,637	66	—	1,064	—
	2011	234,812	67	—	467	—
Alger Capital Appreciation Portfolio Class S	2018	—	—	—	—	—
	2017	14,132	6,546	—	4,207	212
	2016	14,928	7,432	—	6,269	212
	2015	16,693	7,510	—	6,192	213
	2014	14,993	8,887	—	5,936	213
	2013	16,987	10,384	—	6,208	213
	2012	14,840	7,209	—	8,424	—
	2011	8,430	8,184	—	3,969	—
AB VPS Growth and Income Portfolio Class B	2018	10,572,803	7,294	1,271	6,998	—
	2017	12,537,309	8,705	1,271	6,882	—
	2016	14,042,645	16,340	1,271	5,685	—

APPENDIX	PROSPECTUS	103

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACTS with HAVDB (before 7/6/10) or EB	BASIC CONTRACTS with HAVDB (before 7/6/10) and EB	BASIC CONTRACTS with HAVDB (on or after 7/6/10)	BASIC CONTRACTS with HAVDB (on or after 7/6/10) and EB
AB VPS International Value Portfolio Class B	2018	—	—	—	—	—
	2017	—	—	—	—	—
	2016	—	—	—	—	—
	2015	1,483,831	10,710	254	1,158	—
	2014	1,537,995	11,840	254	1,180	—
	2013	1,406,175	4,798	254	1,851	—
	2012	1,542,388	6,581	254	1,883	—
	2011	1,464,929	6,624	254	1,400	—
BlackRock Capital Appreciation V.I. Fund Class III	2018	3,637,408	—	—	9,783	—
	2017	4,301,235	—	—	8,884	—
	2016	4,986,754	—	—	6,216	—
	2015	4,961,638	—	—	6,841	—
	2014	5,436,099	—	—	10,006	—
	2013	5,781,642	—	—	5,831	—
	2012	6,132,241	—	—	6,850	—
	2011	2,593,960	—	—	555	—
BlackRock Global Allocation V.I. Fund Class III	2018	70,227	24,597	—	12,962	—
	2017	88,880	22,499	—	14,661	—
	2016	88,520	20,284	—	14,756	—
	2015	90,562	17,637	—	14,757	—
	2014	80,833	20,037	—	14,689	—
	2013	49,546	4,381	—	15,046	—
	2012	57,443	6,903	—	14,817	—
	2011	39,583	9,454	—	13,794	—
BlackRock Advantage Large Cap Core V.I. Fund Class III	2018	5,634,394	8,294	985	9,092	—
	2017	6,565,597	11,033	985	10,209	—
	2016	7,616,148	11,706	985	11,223	—
	2015	7,738,863	12,208	985	10,969	—
	2014	8,168,769	12,747	985	15,290	—
	2013	8,842,039	17,567	985	11,421	—
	2012	9,501,243	15,323	985	12,131	—
	2011	6,696,008	15,355	985	7,978	—
BlackRock Advantage Large Cap Value V.I. Fund Class III	2018	21,541	206	—	6,217	—
	2017	28,392	207	—	3,348	—
	2016	26,974	5,870	—	4,980	—
	2015	20,693	5,870	—	5,089	—
	2014	20,391	5,870	—	5,164	—
	2013	22,353	5,870	—	5,165	—
	2012	21,609	5,870	—	4,920	—
	2011	15,003	5,870	—	9,821	—
Columbia Variable Portfolio – Asset Allocation Fund Class 2	2018	10,381	—	—	1,502	—
	2017	10,954	—	—	1,503	—
	2016	13,146	—	—	1,503	—
	2015	13,863	—	—	1,504	—
	2014	14,284	—	—	208	—
	2013	14,348	—	—	209	—
	2012	12,129	—	—	209	—
	2011	8,097	—	—	91	—
Columbia Variable Portfolio – Small Cap Value Fund Class 2	2018	1,378,614	5,287	171	2,962	—
	2017	1,494,116	5,922	171	4,410	—
	2016	1,822,705	4,689	171	4,825	—
	2015	1,918,621	6,664	171	3,647	—
	2014	1,981,444	7,006	171	4,198	—
	2013	2,004,279	7,764	171	3,754	—
	2012	2,301,492	8,061	171	3,614	—
	2011	1,646,397	7,723	171	1,655	—

104	PROSPECTUS	APPENDIX

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACTS with HAVDB (before 7/6/10) or EB	BASIC CONTRACTS with HAVDB (before 7/6/10) and EB	BASIC CONTRACTS with HAVDB (on or after 7/6/10)	BASIC CONTRACTS with HAVDB (on or after 7/6/10) and EB
Columbia Variable Portfolio – Small Company Growth Fund Class 2	2018	5,656	141	—	2,752	—
	2017	5,445	134	—	2,907	—
	2016	5,259	126	—	2,788	—
	2015	8,968	115	—	2,497	—
	2014	6,496	110	—	3,114	—
	2013	5,233	104	—	3,317	—
	2012	4,626	99	—	2,277	—
	2011	6,435	92	—	2,221	—
Columbia Variable Portfolio – Large Cap Growth Fund Class 2	2018	—	—	—	—	—
	2017	2,041	3,453	—	—	—
	2016	2,136	302	—	—	—
	2015	2,247	3,074	—	—	—
	2014	3,357	3,057	—	—	—
	2013	2,240	3,690	—	—	—
	2012	2,166	3,690	—	—	—
	2011	1,844	3,690	—	—	—
CTIVP Loomis Sayles Growth Fund II (formerly Variable Portfolio – Loomis Sayles Growth Fund Class 2)	2018	—	—	—	—	—
	2017	3,973	430	—	292	—
	2016	4,518	430	—	292	—
	2015	5,816	716	—	292	—
	2014	5,084	716	—	—	—
	2013	4,991	1,195	—	—	—
	2012	4,984	1,269	—	1,341	—
	2011	4,726	1,042	—	—	—
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2	2018	—	—	—	—	—
	2017	—	—	—	—	—
	2016	—	—	—	—	—
	2015	1,390,797	5,523	161	10,219	—
	2014	1,634,487	5,456	161	9,533	—
	2013	1,916,088	5,469	161	8,815	—
	2012	1,959,538	11,174	161	9,494	—
	2011	1,321,319	9,292	161	9,253	—
Davis Financial Portfolio	2018	12,238	809	—	2,827	—
	2017	15,516	1,053	—	3,562	—
	2016	18,759	1,275	—	2,314	—
	2015	19,287	2,471	—	1,980	—
	2014	16,849	2,671	—	2,204	—
	2013	14,678	1,757	—	2,230	—
	2012	13,938	502	—	2,255	—
	2011	11,523	401	—	—	—
Wells Fargo VT International Equity Fund Class 2	2018	—	—	—	—	—
	2017	8,203,757	8,337	789	7,217	—
	2016	9,353,736	12,973	789	7,485	—
	2015	9,265,206	14,055	789	7,752	—
	2014	9,914,081	15,447	789	12,445	—
	2013	8,869,251	16,488	789	7,943	—
	2012	9,374,712	15,437	789	8,614	—
	2011	6,305,069	13,682	789	8,290	—

APPENDIX	PROSPECTUS	105

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACTS with HAVDB (before 7/6/10) or EB	BASIC CONTRACTS with HAVDB (before 7/6/10) and EB	BASIC CONTRACTS with HAVDB (on or after 7/6/10)	BASIC CONTRACTS with HAVDB (on or after 7/6/10) and EB
Wells Fargo VT Small Cap Value Fund Class 2	2018	—	—	—	—	—
	2017	—	—	—	—	—
	2016	—	—	—	—	—
	2015	3,741	2,109	—	397	—
	2014	3,372	2,104	—	160	—
	2013	3,402	2,480	—	160	—
	2012	3,239	1,355	—	160	—
	2011	1,430	833	—	161	—
Fidelity VIP Contrafund Portfolio Service Class 2	2018	5,099,017	40,017	861	74,632	—
	2017	5,800,745	62,399	861	93,173	—
	2016	6,571,195	69,416	861	97,043	—
	2015	6,743,969	77,201	861	102,672	—
	2014	7,027,355	75,332	861	108,323	—
	2013	7,605,718	76,953	861	106,595	—
	2012	8,158,816	82,199	861	97,436	—
	2011	5,984,225	73,365	861	41,473	—
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2018	36,672	6,129	1,145	11,217	—
	2017	41,419	6,468	1,145	5,094	—
	2016	43,785	6,692	1,145	5,995	—
	2015	46,584	6,932	1,145	17,837	—
	2014	49,586	7,182	1,145	19,523	—
	2013	53,030	3,361	1,146	19,166	—
	2012	62,909	8,333	1,146	21,414	—
	2011	40,921	8,894	1,147	3,013	—
Fidelity VIP Mid Cap Portfolio Service Class 2	2018	3,315,673	46,435	1,420	91,348	—
	2017	3,720,143	75,525	1,420	130,174	180
	2016	4,196,517	81,155	1,420	135,240	180
	2015	4,283,961	83,490	1,420	153,341	181
	2014	4,507,351	82,992	1,420	157,835	181
	2013	4,624,942	87,523	1,421	162,713	181
	2012	5,210,764	85,597	1,421	163,535	—
	2011	3,637,480	76,693	1,422	93,373	—
Fidelity VIP Overseas Portfolio Service Class 2	2018	4,165	—	—	2,817	—
	2017	7,695	—	—	522	—
	2016	8,178	243	—	522	—
	2015	7,018	243	—	522	—
	2014	9,284	285	—	—	—
	2013	6,274	285	—	—	—
	2012	5,634	495	—	672	—
	2011	4,021	553	—	—	—
Fidelity VIP Government Money Market Portfolio Service Class 2	2018	272,958	15,633	—	21,842	—
	2017	284,356	2,401	—	37,985	—
	2016	310,194	46,133	—	36,340	—
	2015	288,362	5,561	—	41,158	—
Templeton Global Bond VIP Fund Class 2	2018	118,858	28,868	—	49,299	3,587
	2017	164,259	40,797	—	49,885	4,138
	2016	173,493	43,529	—	52,901	4,139
	2015	187,487	45,272	—	58,159	4,139
	2014	197,949	40,002	—	58,402	4,140
	2013	222,280	38,545	—	64,120	4,141
	2012	228,232	20,973	—	62,626	—
	2011	190,920	23,518	—	49,387	—

106	PROSPECTUS	APPENDIX

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACTS with HAVDB (before 7/6/10) or EB	BASIC CONTRACTS with HAVDB (before 7/6/10) and EB	BASIC CONTRACTS with HAVDB (on or after 7/6/10)	BASIC CONTRACTS with HAVDB (on or after 7/6/10) and EB
Templeton Growth VIP Fund Class 2	2018	8,030	2,864	—	4,451	—
	2017	10,548	3,360	—	4,451	—
	2016	13,113	3,859	—	4,451	—
	2015	15,694	5,942	—	4,451	—
	2014	18,018	8,035	—	4,390	—
	2013	17,169	8,240	—	5,581	—
	2012	17,672	13,389	—	4,586	—
	2011	14,156	7,083	—	4,494	—
Franklin Income VIP Fund Class 2	2018	82,430	23,182	—	36,199	—
	2017	110,404	25,079	—	32,757	—
	2016	105,562	26,260	—	34,113	—
	2015	111,022	31,852	—	34,066	—
	2014	118,026	29,028	—	35,880	—
	2013	112,569	29,864	—	39,422	—
	2012	107,014	21,036	—	36,778	—
	2011	83,914	22,312	—	28,843	—
Franklin Mutual Shares VIP Fund Class 2	2018	30,677	15,721	—	40,308	—
	2017	34,622	26,425	—	59,033	—
	2016	41,819	26,066	—	61,359	—
	2015	44,226	26,100	—	63,752	—
	2014	45,074	25,853	—	64,914	—
	2013	44,643	24,973	—	71,331	—
	2012	44,665	20,630	—	69,715	—
	2011	41,571	17,188	—	41,786	—
Franklin U.S. Government Securities VIP Fund Class 2	2018	10,636,183	3,973	379	11,880	—
	2017	11,664,165	3,981	379	12,382	—
	2016	10,806,980	11,151	379	13,047	—
	2015	11,589,608	11,385	379	13,559	—
	2014	11,895,196	14,211	379	16,817	—
	2013	11,593,409	14,361	379	14,835	—
	2012	10,167,848	14,509	379	15,247	—
	2011	7,109,039	14,273	379	9,989	—
Templeton Foreign VIP Fund Class 2	2018	1,943,125	20,640	388	1,060	—
	2017	2,074,443	17,743	388	1,084	—
	2016	2,289,375	18,355	388	1,212	—
Franklin Small Cap Value VIP Fund Class 2	2018	1,182,470	7,318	1,090	3,189	—
	2017	1,280,220	7,194	1,090	6,858	—
	2016	1,424,680	7,824	1,090	6,642	—
	2015	1,603,244	8,182	1,091	8,556	—
	2014	1,572,760	9,260	1,091	9,348	—
	2013	1,541,381	12,843	1,091	8,888	—
	2012	1,805,667	9,405	1,092	9,005	—
	2011	1,357,419	7,379	1,092	7,924	—
Janus Henderson Global Technology Portfolio Service Shares	2018	2,282,358	10,285	462	18,252	—
	2017	2,733,933	11,644	462	19,899	—
	2016	3,567,994	15,432	462	19,868	—
MFS Total Return Bond Series Service Class	2018	—	—	—	—	—
	2017	2,684,060	11,520	—	2,070	—
	2016	2,450,648	12,979	—	2,263	—
	2015	2,672,963	13,851	—	2,483	—
	2014	2,698,194	—	—	4,040	—
	2013	2,648,972	—	—	2,688	—
	2012	2,304,298	—	—	4,666	—
	2011	458,000	—	—	—	—

APPENDIX	PROSPECTUS	107

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACTS with HAVDB (before 7/6/10) or EB	BASIC CONTRACTS with HAVDB (before 7/6/10) and EB	BASIC CONTRACTS with HAVDB (on or after 7/6/10)	BASIC CONTRACTS with HAVDB (on or after 7/6/10) and EB
MFS Growth Series Service Class	2018	—	—	—	—	—
	2017	7,700	1,756	—	4,845	—
	2016	17,158	1,757	—	6,489	—
	2015	17,873	1,757	—	6,528	—
	2014	15,394	1,757	—	6,216	—
	2013	15,645	1,758	—	9,000	—
	2012	9,737	1,676	—	11,342	—
	2011	12,200	2,045	—	8,899	—
MFS Utilities Series Service Class	2018	1,575,158	4,276	192	7,877	—
	2017	1,761,500	4,667	192	8,908	—
	2016	1,869,517	7,935	192	9,318	—
	2015	2,025,906	8,561	192	9,228	—
	2014	1,779,500	9,090	192	10,659	—
	2013	1,899,156	11,811	192	9,922	—
	2012	1,967,713	8,272	192	9,924	—
	2011	1,480,920	8,024	192	13,613	—
MFS Value Series Service Class	2018	—	—	—	—	—
	2017	13,693	3,213	—	7,552	—
	2016	16,608	3,633	—	8,189	—
	2015	14,150	3,514	—	7,673	—
	2014	13,156	4,008	—	7,196	—
	2013	20,876	5,573	—	8,537	—
	2012	17,561	5,276	—	8,466	—
	2011	16,130	8,066	—	6,845	—
Oppenheimer Capital Appreciation Fund/VA Service Class	2018	—	—	—	—	—
	2017	1,850,920	3,777	597	3,706	—
	2016	2,196,827	7,583	597	5,719	—
	2015	2,142,662	8,345	597	6,587	—
	2014	2,344,721	9,172	597	5,276	—
	2013	2,637,924	9,613	597	4,451	—
	2012	2,850,686	10,363	597	4,528	—
	2011	2,943,386	10,709	597	4,596	—
Oppenheimer International Growth Fund/VA Service Class	2018	—	—	—	—	—
	2017	14,535	6,470	—	6,810	—
	2016	19,956	5,619	—	6,955	—
	2015	21,654	6,653	—	9,640	—
	2014	23,523	7,803	—	9,154	—
	2013	22,872	2,924	—	8,982	—
	2012	21,686	2,668	—	9,981	—
	2011	14,620	2,644	—	8,882	—
Oppenheimer Main Street Small Cap Fund/VA Service Class	2018	2,358,684	6,643	396	6,304	1,857
	2017	2,712,536	6,816	396	9,725	2,084
	2016	3,154,774	9,465	396	9,961	2,085
	2015	3,214,516	9,997	396	10,645	2,085
	2014	3,282,537	10,574	396	13,193	2,085
	2013	3,463,252	10,345	396	12,350	2,086
	2012	4,109,544	10,484	396	10,580	—
	2011	3,037,999	10,530	396	11,628	—
Oppenheimer Global Strategic Income Fund/VA Service Class	2018	9,293,276	5,741	536	23,248	1,834
	2017	10,244,402	6,979	536	24,539	1,907
	2016	10,055,034	15,200	536	26,349	1,907
	2015	10,990,800	16,692	536	29,841	1,907
	2014	11,039,338	18,252	536	33,598	1,907
	2013	10,942,213	21,732	536	25,276	1,907
	2012	9,847,838	22,435	536	14,575	—
	2011	8,274,762	18,317	536	11,603	—

108	PROSPECTUS	APPENDIX

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACTS with HAVDB (before 7/6/10) or EB	BASIC CONTRACTS with HAVDB (before 7/6/10) and EB	BASIC CONTRACTS with HAVDB (on or after 7/6/10)	BASIC CONTRACTS with HAVDB (on or after 7/6/10) and EB
PIMCO Low Duration Portfolio Advisor Class	2018	35,707	952	—	11,227	—
	2017	54,136	953	—	9,715	—
	2016	72,278	977	—	10,153	—
	2015	75,140	7,244	—	10,192	—
	2014	84,773	7,232	—	10,232	—
	2013	110,107	10,255	—	11,692	—
	2012	95,642	11,028	—	11,769	—
	2011	84,138	10,141	—	9,250	—
PIMCO Real Return Portfolio Advisor Class	2018	70,186	2,209	—	8,176	—
	2017	91,367	3,285	—	8,824	—
	2016	97,338	4,337	—	10,940	—
	2015	100,380	7,592	—	16,104	—
	2014	106,026	8,455	—	16,956	—
	2013	120,369	9,108	—	17,393	—
	2012	133,911	10,973	—	17,823	—
	2011	73,415	10,946	—	16,834	—
PIMCO Total Return Portfolio Advisor Class	2018	16,011,757	58,357	459	61,305	1,981
	2017	17,179,038	65,630	459	65,691	2,060
	2016	16,205,283	70,459	459	71,821	2,060
	2015	17,772,228	79,508	459	83,837	2,060
	2014	18,308,602	67,443	459	93,981	2,060
	2013	17,877,540	96,758	459	85,303	2,060
	2012	15,564,088	120,338	459	148,212	—
	2011	9,694,484	135,643	459	87,806	—
Pioneer Disciplined Value VCT Portfolio Class II	2018	—	—	—	—	—
	2017	—	—	—	—	—
	2016	—	—	—	—	—
	2015	7,836,273	10,007	716	3,583	—
	2014	7,932,812	11,180	716	3,580	—
	2013	8,397,382	11,431	716	3,824	—
	2012	8,800,701	12,367	716	4,398	—
	2011	6,714,403	12,360	716	3,242	—
Pioneer Equity Income VCT Portfolio Class II	2018	—	—	—	—	—
	2017	18,421	944	—	12,507	—
	2016	18,244	945	—	10,726	—
	2015	14,411	1,657	—	9,829	—
	2014	14,305	1,657	—	8,741	—
	2013	11,613	1,622	—	9,642	—
	2012	7,564	1,727	—	11,160	—
	2011	7,109	1,103	—	5,882	—
Pioneer Fund VCT Portfolio Class II	2018	—	—	—	—	—
	2017	1,455	—	—	116	—
	2016	1,629	—	—	137	—
	2015	1,637	—	—	167	—
	2014	1,567	—	—	3,272	—
	2013	1,582	—	—	199	—
	2012	1,155	—	—	208	—
	2011	1,169	—	—	2,288	—
Pioneer Mid Cap Value VCT Portfolio Class II	2018	4,627,027	4,192	551	8,143	—
	2017	4,810,709	4,826	551	9,151	—
	2016	5,244,009	8,509	551	8,986	—
	2015	5,465,615	9,072	551	3,673	—
	2014	5,575,108	9,722	551	6,492	—
	2013	6,024,207	10,044	551	4,180	—
	2012	6,686,109	10,416	551	6,246	—
	2011	4,801,108	10,209	551	4,299	—

APPENDIX	PROSPECTUS	109

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

Variable Accumulation Unit value for an Accumulation Unit value outstanding throughout the period:

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACTS with HAVDB (before 7/6/10) or EB	BASIC CONTRACTS with HAVDB (before 7/6/10) and EB	BASIC CONTRACTS with HAVDB (on or after 7/6/10)	BASIC CONTRACTS with HAVDB (on or after 7/6/10) and EB
Guardian Core Plus Fixed Income VIP Fund	2018	$9.96	$9.94	$—	$9.93	$—
Guardian Diversified Research VIP Fund	2018	9.25	9.23	—	9.22	—
Guardian Growth & Income VIP Fund	2018	9.32	—	—	—	—
Guardian International Growth VIP Fund	2018	8.14	8.13	—	8.12	—
Guardian International Value VIP Fund	2018	8.58	8.56	8.55	8.55	—
Guardian Large Cap Disciplined Growth VIP Fund	2018	9.45	—	—	9.42	—
Guardian Large Cap Disciplined Value VIP Fund	2018	9.00	8.98	—	8.97	—
Guardian Large Cap Fundamental Growth VIP Fund	2018	9.53	9.51	9.49	9.50	—
Guardian Mid Cap Relative Value VIP Fund	2018	8.79	8.77	—	8.76	—
Victory RS Large Cap Alpha VIP Series	2018	26.05	25.41	24.78	20.53	20.10
	2017	29.00	28.36	27.73	22.95	22.52
	2016	24.76	24.27	23.80	19.67	19.35
	2015	23.01	22.62	22.23	18.35	18.10
	2014	23.79	23.44	23.10	19.05	18.84
	2013	21.22	20.96	20.71	17.06	16.92
	2012	15.50	15.35	15.20	12.51	—
	2011	13.48	13.38	13.28	10.93	—
Victory S&P 500 Index VIP Series	2018	32.01	31.22	—	24.68	—
	2017	34.01	33.26	—	26.33	—
	2016	28.34	27.78	—	22.03	—
	2015	25.69	25.25	—	20.05	—
	2014	25.77	25.39	—	20.19	—
	2013	23.02	22.73	—	18.11	—
	2012	17.67	17.49	—	13.95	—
	2011	15.47	15.36	—	12.27	—
Victory High Yield VIP Series	2018	20.26	19.76	—	14.65	—
	2017	20.46	20.01	—	14.86	—
	2016	18.86	18.49	—	13.75	—
	2015	16.55	16.27	—	12.11	—
	2014	17.57	17.32	—	12.92	—
	2013	17.96	17.74	—	13.25	—
	2012	17.01	16.85	—	12.60	—
	2011	15.05	14.94	—	11.19	—
Victory INCORE Low Duration Bond VIP Series	2018	10.88	10.61	10.35	9.85	—
	2017	10.91	10.67	10.43	9.92	—
	2016	10.88	10.66	10.45	9.93	—
	2015	10.80	10.61	10.43	9.90	—
	2014	10.89	10.73	10.57	10.03	—
	2013	10.93	10.80	10.67	10.11	—
	2012	11.05	10.94	10.84	10.25	—
	2011	10.85	10.78	10.70	10.11	—
Victory RS Small Cap Growth Equity VIP Series	2018	39.86	38.88	—	27.46	26.89
	2017	44.01	43.04	—	30.45	29.88
	2016	32.27	31.63	—	22.41	22.05
	2015	32.23	31.68	—	22.48	22.17
	2014	32.46	31.98	—	22.73	22.47
	2013	29.86	29.49	—	20.99	20.81
	2012	20.15	19.95	—	14.22	—
	2011	17.68	17.55	—	12.53	—

110	PROSPECTUS	APPENDIX

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACTS with HAVDB (before 7/6/10) or EB	BASIC CONTRACTS with HAVDB (before 7/6/10) and EB	BASIC CONTRACTS with HAVDB (on or after 7/6/10)	BASIC CONTRACTS with HAVDB (on or after 7/6/10) and EB
Victory RS International VIP Series	2018	$21.81	$21.27	$—	$14.96	$—
	2017	24.73	24.18	—	17.04	—
	2016	19.94	19.54	—	13.79	—
	2015	19.88	19.54	—	13.81	—
	2014	19.97	19.68	—	13.93	—
	2013	21.37	21.11	—	14.96	—
	2012	18.03	17.85	—	12.67	—
	2011	15.43	15.32	—	10.89	—
Victory Sophus Emerging Markets VIP Series	2018	21.81	21.27	20.75	10.33	—
	2017	27.27	26.66	26.07	12.97	—
	2016	19.34	18.96	18.58	9.24	—
	2015	17.56	17.26	16.96	8.42	—
	2014	20.39	20.09	19.79	9.82	—
	2013	21.45	21.19	20.93	10.37	—
	2012	22.52	22.30	22.08	10.93	—
	2011	20.09	19.94	19.79	9.79	—
Victory INCORE Investment Quality Bond VIP Series	2018	13.40	13.07	12.75	11.21	—
	2017	13.63	13.33	13.03	11.45	—
	2016	13.26	13.00	12.74	11.19	—
	2015	12.98	12.75	12.53	10.99	—
	2014	13.11	12.91	12.72	11.15	—
	2013	12.58	12.43	12.27	10.74	—
	2012	12.96	12.83	12.70	11.11	—
	2011	12.34	12.25	12.16	10.62	—
Value Line Strategic Asset Management Trust	2018	25.47	—	—	19.90	—
	2017	25.78	—	—	20.22	—
	2016	22.35	—	—	17.60	—
	2015	21.46	—	—	16.97	—
	2014	21.55	—	—	17.11	—
	2013	20.13	—	—	16.04	—
	2012	16.76	—	—	13.42	—
	2011	14.71	—	—	11.82	—
Invesco V.I. Global Real Estate Fund Series II	2018	23.20	22.63	—	15.86	—
	2017	25.09	24.54	—	17.23	—
	2016	22.55	22.11	—	15.54	—
	2015	22.44	22.06	—	15.53	—
	2014	23.14	22.80	—	16.08	—
	2013	20.51	20.25	—	14.30	—
	2012	20.28	20.08	—	14.20	—
	2011	16.07	15.96	—	11.30	—
Invesco V.I. Mid Cap Core Equity Fund Series II	2018	—	—	—	—	—
	2017	24.09	23.56	—	18.03	—
	2016	21.29	20.87	—	16.00	—
	2015	19.06	18.73	—	14.38	—
	2014	20.17	19.88	—	15.29	—
	2013	19.62	19.38	—	14.93	—
	2012	15.48	15.32	—	11.82	—
	2011	14.17	14.07	—	10.87	—
Invesco V.I. Core Equity Fund Series II	2018	—	—	—	—	—
	2017	24.74	24.19	—	19.10	—
	2016	22.20	21.77	—	17.21	—
	2015	20.45	20.10	—	15.91	—
	2014	22.04	21.71	—	17.22	—
	2013	20.71	20.45	—	16.24	—
	2012	16.27	16.11	—	12.82	—
	2011	14.51	14.40	—	11.47	—

APPENDIX	PROSPECTUS	111

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACTS with HAVDB (before 7/6/10) or EB	BASIC CONTRACTS with HAVDB (before 7/6/10) and EB	BASIC CONTRACTS with HAVDB (on or after 7/6/10)	BASIC CONTRACTS with HAVDB (on or after 7/6/10) and EB
Invesco V.I. International Growth Fund Series II	2018	$—	$—	$—	$—	$—
	2017	12.70	12.49	—	12.37	—
	2016	10.49	10.34	—	10.25	—
	2015	10.70	10.57	—	10.50	—
	2014	11.13	11.03	—	10.97	—
	2013	11.27	11.19	—	11.15	—
	2012	9.62	9.58	—	9.55	—
	2011	8.45	—	—	8.43	—
Invesco V.I. Small Cap Equity Fund Series II	2018	12.76	—	—	12.37	—
	2017	15.26	—	—	14.85	—
	2016	13.59	—	—	13.29	—
	2015	12.31	—	—	12.08	—
	2014	13.24	13.11	—	13.04	—
	2013	13.14	13.05	—	13.00	—
	2012	9.71	—	—	9.64	—
	2011	8.65	—	—	8.63	—
Invesco V.I. Comstock Fund Series II	2018	—	—	—	—	—
	2017	18.67	—	—	18.18	—
	2016	16.09	—	—	15.73	—
	2015	13.94	—	—	13.68	—
	2014	15.05	—	—	14.83	—
	2013	13.98	—	—	13.83	—
	2012	10.44	—	—	10.37	—
	2011	8.89	—	—	8.87	—
Invesco V.I. American Value Fund Series II	2018	—	—	—	—	—
	2017	32.45	31.73	—	21.45	—
	2016	29.98	29.39	—	19.90	—
	2015	26.36	25.91	—	17.57	—
	2014	29.46	29.03	—	19.71	—
	2013	27.27	26.93	—	18.32	—
	2012	20.63	20.43	—	13.91	—
	2011	17.85	17.72	—	12.09	—
Alger Capital Appreciation Portfolio Class S	2018	—	—	—	—	—
	2017	39.55	38.67	—	27.57	27.06
	2016	30.65	30.04	—	21.45	21.11
	2015	30.98	30.45	—	21.78	21.48
	2014	29.64	29.20	—	20.91	20.68
	2013	26.47	26.14	—	18.75	18.59
	2012	19.90	19.70	—	14.15	—
	2011	17.10	16.97	—	12.21	—
AB VPS Growth and Income Portfolio Class B	2018	11.71	11.63	11.56	11.59	—
	2017	12.60	12.55	12.50	12.52	—
	2016	10.77	10.75	10.73	10.74	—
AB VPS International Value Portfolio Class B	2018	—	—	—	—	—
	2017	—	—	—	—	—
	2016	—	—	—	—	—
	2015	16.04	15.76	15.49	12.37	—
	2014	15.87	15.64	15.41	12.29	—
	2013	17.19	16.98	16.77	13.37	—
	2012	14.19	14.05	13.91	11.08	—
	2011	12.59	12.50	12.41	9.87	—
BlackRock Capital Appreciation V.I. Fund Class III	2018	18.39	—	—	17.83	—
	2017	18.25	—	—	17.76	—
	2016	13.91	—	—	13.59	—
	2015	14.11	—	—	13.85	—
	2014	13.41	—	—	13.21	—
	2013	12.51	—	—	12.38	—
	2012	9.50	—	—	9.44	—
	2011	8.48	—	—	8.46	—

112	PROSPECTUS	APPENDIX

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACTS with HAVDB (before 7/6/10) or EB	BASIC CONTRACTS with HAVDB (before 7/6/10) and EB	BASIC CONTRACTS with HAVDB (on or after 7/6/10)	BASIC CONTRACTS with HAVDB (on or after 7/6/10) and EB
BlackRock Global Allocation V.I. Fund Class III	2018	$16.29	$15.89	$—	$13.32	$—
	2017	17.86	17.46	—	14.66	—
	2016	15.91	15.60	—	13.12	—
	2015	15.53	15.26	—	12.86	—
	2014	15.89	15.66	—	13.21	—
	2013	15.80	15.60	—	13.18	—
	2012	13.99	13.85	—	11.72	—
	2011	12.89	12.79	—	10.84	—
BlackRock Advantage Large Cap Core V.I. Fund Class III	2018	26.88	26.22	25.57	22.73	—
	2017	28.82	28.18	27.56	24.47	—
	2016	23.94	23.47	23.01	20.41	—
	2015	22.00	21.62	21.25	18.83	—
	2014	22.24	21.91	21.59	19.11	—
	2013	20.10	19.86	19.61	17.35	—
	2012	15.29	15.14	14.99	13.25	—
	2011	13.78	13.68	13.58	11.99	—
BlackRock Advantage Large Cap Value V.I. Fund Class III	2018	22.87	22.31	—	20.64	—
	2017	25.32	24.76	—	22.93	—
	2016	21.95	21.52	—	19.96	—
	2015	19.65	19.31	—	17.94	—
	2014	20.34	20.04	—	18.65	—
	2013	18.45	18.22	—	16.98	—
	2012	14.04	13.90	—	12.97	—
	2011	12.56	12.46	—	11.65	—
Columbia Variable Portfolio – Asset Allocation Fund Class 2	2018	21.81	—	—	16.83	—
	2017	23.21	—	—	17.99	—
	2016	20.39	—	—	15.86	—
	2015	19.66	—	—	15.36	—
	2014	19.77	—	—	15.50	—
	2013	18.24	—	—	14.36	—
	2012	15.68	—	—	12.39	—
	2011	14.09	—	—	11.18	—
Columbia Variable Portfolio – Small Cap Value Fund Class 2	2018	26.42	25.77	25.14	18.40	—
	2017	32.71	31.99	31.28	22.87	—
	2016	29.08	28.51	27.95	20.41	—
	2015	22.20	21.81	21.44	15.64	—
	2014	24.00	23.65	23.30	16.98	—
	2013	23.60	23.31	23.02	16.77	—
	2012	17.84	17.66	17.49	12.72	—
	2011	16.25	16.13	16.01	11.63	—
Columbia Variable Portfolio – Small Company Growth Fund Class 2	2018	31.84	31.06	—	23.59	—
	2017	32.92	32.19	—	24.48	—
	2016	25.89	25.38	—	19.33	—
	2015	23.31	22.90	—	17.47	—
	2014	22.80	22.46	—	17.16	—
	2013	24.28	23.98	—	18.35	—
	2012	17.57	17.40	—	13.33	—
	2011	15.94	15.82	—	12.14	—
Columbia Variable Portfolio – Large Cap Growth Fund Class 2	2018	—	—	—	—	—
	2017	29.34	28.69	—	—	—
	2016	23.25	22.79	—	—	—
	2015	23.90	23.48	—	—	—
	2014	23.91	23.56	—	—	—
	2013	22.26	21.99	—	—	—
	2012	15.88	15.73	—	—	—
	2011	14.48	14.38	—	—	—

APPENDIX	PROSPECTUS	113

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACTS with HAVDB (before 7/6/10) or EB	BASIC CONTRACTS with HAVDB (before 7/6/10) and EB	BASIC CONTRACTS with HAVDB (on or after 7/6/10)	BASIC CONTRACTS with HAVDB (on or after 7/6/10) and EB
CTIVP Loomis Sayles Growth Fund II (formerly Variable Portfolio – Loomis Sayles Growth Fund Class 2)	2018	$—	$—	$—	$—	$—
	2017	33.85	33.10	—	26.03	—
	2016	25.85	25.34	—	19.95	—
	2015	24.83	24.41	—	19.25	—
	2014	24.70	24.33	—	—	—
	2013	22.92	22.64	—	—	—
	2012	17.16	16.99	—	13.46	—
	2011	15.54	15.42	—	—	—
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2	2018	—	—	—	—	—
	2017	—	—	—	—	—
	2016	—	—	—	—	—
	2015	29.66	29.15	28.64	20.26	—
	2014	27.36	26.96	26.56	18.76	—
	2013	22.16	21.88	21.62	15.26	—
	2012	17.89	17.71	17.54	12.37	—
	2011	16.94	16.81	16.69	11.75	—
Davis Financial Portfolio	2018	32.33	31.54	—	21.23	—
	2017	36.67	35.86	—	24.17	—
	2016	30.60	30.00	—	20.25	—
	2015	27.14	26.67	—	18.03	—
	2014	26.96	26.56	—	17.98	—
	2013	24.20	23.90	—	16.21	—
	2012	18.68	18.50	—	12.56	—
	2011	15.93	15.81	—	—	—
Wells Fargo VT International Equity Fund Class 2	2018	—	—	—	—	—
	2017	19.77	19.33	18.90	16.46	—
	2016	16.11	15.79	15.48	13.46	—
	2015	15.80	15.53	15.26	13.26	—
	2014	15.73	15.49	15.27	13.25	—
	2013	16.84	16.63	16.42	14.24	—
	2012	14.27	14.13	13.99	12.12	—
	2011	12.74	12.65	12.56	10.86	—
Wells Fargo VT Small Cap Value Fund Class 2	2018	—	—	—	—	—
	2017	—	—	—	—	—
	2016	—	—	—	—	—
	2015	18.09	17.78	—	12.54	—
	2014	20.51	20.20	—	14.28	—
	2013	19.89	19.65	—	13.90	—
	2012	17.56	17.39	—	12.33	—
	2011	15.61	15.49	—	11.00	—
Fidelity VIP Contrafund Portfolio Service Class 2	2018	30.71	29.95	29.22	22.03	—
	2017	33.33	32.59	31.87	24.00	—
	2016	27.77	27.22	26.69	20.08	—
	2015	26.12	25.67	25.23	18.96	—
	2014	26.35	25.96	25.58	19.21	—
	2013	23.91	23.62	23.33	17.50	—
	2012	18.50	18.32	18.14	13.59	—
	2011	16.14	16.02	15.90	11.91	—
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2018	13.51	13.18	12.85	11.03	—
	2017	13.79	13.49	13.19	11.31	—
	2016	13.44	13.17	12.92	11.07	—
	2015	13.03	12.81	12.59	10.78	—
	2014	13.32	13.12	12.93	11.06	—
	2013	12.78	12.62	12.46	10.65	—
	2012	13.22	13.09	12.96	11.06	—
	2011	12.68	12.59	12.50	10.65	—

114	PROSPECTUS	APPENDIX

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACTS with HAVDB (before 7/6/10) or EB	BASIC CONTRACTS with HAVDB (before 7/6/10) and EB	BASIC CONTRACTS with HAVDB (on or after 7/6/10)	BASIC CONTRACTS with HAVDB (on or after 7/6/10) and EB
Fidelity VIP Mid Cap Portfolio Service Class 2	2018	$27.76	$27.07	$26.41	$18.27	$—
	2017	32.99	32.26	31.55	21.81	21.40
	2016	27.73	27.19	26.65	18.40	18.11
	2015	25.11	24.67	24.25	16.73	16.50
	2014	25.86	25.48	25.10	17.30	17.10
	2013	24.71	24.40	24.10	16.59	16.45
	2012	18.42	18.24	18.06	12.42	—
	2011	16.30	16.18	16.06	11.03	—
Fidelity VIP Overseas Portfolio Service Class 2	2018	18.32	—	—	14.44	—
	2017	21.86	21.37	—	17.29	—
	2016	17.04	16.70	—	13.53	—
	2015	18.22	17.91	—	14.53	—
	2014	17.87	17.61	—	—	—
	2013	19.74	19.50	—	—	—
	2012	15.37	15.22	—	12.40	—
	2011	12.94	12.84	—	—	—
Fidelity VIP Government Money Market Portfolio Service Class 2	2018	9.70	9.61	—	9.56	—
	2017	9.69	9.63	—	9.59	—
	2016	9.78	9.74	—	9.72	—
	2015	9.91	9.89	—	9.88	—
Templeton Global Bond VIP Fund Class 2	2018	14.19	13.84	—	11.52	11.28
	2017	14.11	13.79	—	11.50	11.28
	2016	14.02	13.75	—	11.48	11.29
	2015	13.80	13.56	—	11.34	11.19
	2014	14.61	14.40	—	12.06	11.92
	2013	14.54	14.36	—	12.04	11.94
	2012	14.49	14.35	—	12.05	—
	2011	12.76	12.67	—	10.66	—
Templeton Growth VIP Fund Class 2	2018	20.34	19.84	—	15.60	—
	2017	24.21	23.67	—	18.63	—
	2016	20.70	20.29	—	16.00	—
	2015	19.13	18.80	—	14.84	—
	2014	20.72	20.42	—	16.15	—
	2013	21.61	21.34	—	16.90	—
	2012	16.73	16.57	—	13.14	—
	2011	14.00	13.90	—	11.04	—
Franklin Income VIP Fund Class 2	2018	21.07	20.55	—	14.95	—
	2017	22.31	21.81	—	15.89	—
	2016	20.61	20.20	—	14.74	—
	2015	18.31	18.00	—	13.15	—
	2014	19.96	19.67	—	14.39	—
	2013	19.33	19.09	—	13.99	—
	2012	17.19	17.02	—	12.49	—
	2011	15.46	15.35	—	11.28	—
Franklin Mutual Shares VIP Fund Class 2	2018	22.03	21.49	—	17.03	—
	2017	24.55	24.00	—	19.05	—
	2016	22.95	22.50	—	17.88	—
	2015	20.04	19.69	—	15.68	—
	2014	21.36	21.04	—	16.77	—
	2013	20.20	19.95	—	15.93	—
	2012	15.96	15.80	—	12.63	—
	2011	14.15	14.05	—	11.25	—
Franklin U.S. Government Securities VIP Fund Class 2	2018	10.67	10.41	10.16	9.74	—
	2017	10.78	10.54	10.31	9.88	—
	2016	10.78	10.56	10.36	9.92	—
	2015	10.85	10.66	10.48	10.02	—
	2014	10.94	10.78	10.62	10.15	—
	2013	10.72	10.59	10.46	9.98	—
	2012	11.11	11.00	10.89	10.39	—
	2011	11.05	10.97	10.88	10.37	—

APPENDIX	PROSPECTUS	115

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACTS with HAVDB (before 7/6/10) or EB	BASIC CONTRACTS with HAVDB (before 7/6/10) and EB	BASIC CONTRACTS with HAVDB (on or after 7/6/10)	BASIC CONTRACTS with HAVDB (on or after 7/6/10) and EB
Templeton Foreign VIP Fund Class 2	2018	$9.85	$9.78	$9.72	$9.74	$—
	2017	11.80	11.75	11.70	11.72	—
	2016	10.25	10.23	10.21	10.22	—
Franklin Small Cap Value VIP Fund Class 2	2018	29.68	28.95	28.23	20.92	—
	2017	34.51	33.75	33.00	24.42	—
	2016	31.60	30.98	30.37	22.45	—
	2015	24.59	24.17	23.75	17.54	—
	2014	26.90	26.51	26.12	19.27	—
	2013	27.10	26.77	26.44	19.49	—
	2012	20.16	19.96	19.76	14.55	—
	2011	17.25	17.12	17.00	12.50	—
Janus Henderson Global Technology Portfolio Service Shares	2018	16.03	15.92	15.82	15.86	—
	2017	16.10	16.03	15.96	15.99	—
	2016	11.25	11.23	11.21	11.22	—
MFS Total Return Bond Series Service Class	2018	—	—	—	—	—
	2017	11.25	11.08	—	10.97	—
	2016	10.94	10.80	—	10.72	—
	2015	10.66	10.55	—	10.48	—
	2014	10.86	—	—	10.72	—
	2013	10.42	—	—	10.33	—
	2012	10.70	—	—	10.64	—
	2011	10.12	—	—	—	—
MFS Growth Series Service Class	2018	—	—	—	—	—
	2017	36.95	36.13	—	27.56	—
	2016	28.56	27.99	—	21.38	—
	2015	28.32	27.83	—	21.29	—
	2014	26.74	26.34	—	20.18	—
	2013	24.92	24.62	—	18.89	—
	2012	18.50	18.32	—	14.08	—
	2011	16.01	15.89	—	12.23	—
MFS Utilities Series Service Class	2018	24.51	23.91	23.32	18.94	—
	2017	24.63	24.09	23.55	19.11	—
	2016	21.80	21.37	20.95	16.98	—
	2015	19.86	19.51	19.18	15.53	—
	2014	23.60	23.25	22.91	18.53	—
	2013	21.26	21.00	20.74	16.76	—
	2012	17.92	17.74	17.57	14.19	—
	2011	16.04	15.92	15.80	12.75	—
MFS Value Series Service Class	2018	—	—	—	—	—
	2017	30.11	29.44	—	24.09	—
	2016	25.99	25.48	—	20.88	—
	2015	23.15	22.75	—	18.67	—
	2014	23.68	23.33	—	19.17	—
	2013	21.77	21.50	—	17.70	—
	2012	16.26	16.10	—	13.28	—
	2011	14.22	14.12	—	11.65	—
Oppenheimer Capital Appreciation Fund/VA Service Class	2018	—	—	—	—	—
	2017	31.26	30.57	29.89	23.21	—
	2016	25.04	24.55	24.06	18.66	—
	2015	26.00	25.55	25.11	19.46	—
	2014	25.51	25.13	24.76	19.17	—
	2013	22.45	22.17	21.90	16.94	—
	2012	17.57	17.40	17.23	13.31	—
	2011	15.65	15.53	15.42	11.90	—

116	PROSPECTUS	APPENDIX

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACTS with HAVDB (before 7/6/10) or EB	BASIC CONTRACTS with HAVDB (before 7/6/10) and EB	BASIC CONTRACTS with HAVDB (on or after 7/6/10)	BASIC CONTRACTS with HAVDB (on or after 7/6/10) and EB
Oppenheimer International Growth Fund/VA Service Class	2018	$—	$—	$—	$—	$—
	2017	26.10	25.52	—	18.09	—
	2016	20.91	20.50	—	14.55	—
	2015	21.78	21.41	—	15.22	—
	2014	21.40	21.09	—	15.01	—
	2013	23.36	23.07	—	16.45	—
	2012	18.82	18.64	—	13.31	—
	2011	15.67	15.56	—	11.13	—
Oppenheimer Main Street Small Cap Fund/VA Service Class	2018	33.79	32.96	32.15	22.08	21.61
	2017	38.26	37.42	36.59	25.10	24.64
	2016	34.03	33.36	32.71	22.42	22.06
	2015	29.30	28.80	28.30	19.38	19.12
	2014	31.62	31.15	30.69	20.99	20.76
	2013	28.69	28.34	27.99	19.13	18.96
	2012	20.67	20.47	20.27	13.84	—
	2011	17.80	17.67	17.54	11.96	—
Oppenheimer Global Strategic Income Fund/VA Service Class	2018	14.71	14.35	14.00	11.52	11.28
	2017	15.62	15.27	14.93	12.28	12.05
	2016	14.92	14.63	14.34	11.78	11.59
	2015	14.23	13.98	13.74	11.27	11.12
	2014	14.78	14.57	14.35	11.76	11.63
	2013	14.61	14.43	14.26	11.67	11.57
	2012	14.86	14.72	14.57	11.92	—
	2011	13.31	13.21	13.11	10.72	—
PIMCO Low Duration Portfolio Advisor Class	2018	11.51	11.23	—	9.79	—
	2017	11.64	11.38	—	9.94	—
	2016	11.65	11.42	—	9.98	—
	2015	11.65	11.45	—	10.02	—
	2014	11.78	11.60	—	10.18	—
	2013	11.84	11.70	—	10.27	—
	2012	12.03	11.91	—	10.48	—
	2011	11.52	11.44	—	10.08	—
PIMCO Real Return Portfolio Advisor Class	2018	13.02	12.70	—	10.41	—
	2017	13.50	13.20	—	10.84	—
	2016	13.21	12.95	—	10.65	—
	2015	12.74	12.52	—	10.31	—
	2014	13.28	13.08	—	10.79	—
	2013	13.06	12.90	—	10.65	—
	2012	14.59	14.45	—	11.95	—
	2011	13.61	13.51	—	11.19	—
PIMCO Total Return Portfolio Advisor Class	2018	13.25	12.93	12.61	10.99	10.76
	2017	13.51	13.21	12.92	11.25	11.04
	2016	13.06	12.80	12.55	10.92	10.74
	2015	12.90	12.68	12.46	10.83	10.68
	2014	13.03	12.83	12.64	10.98	10.85
	2013	12.67	12.51	12.36	10.72	10.63
	2012	13.11	12.98	12.85	11.13	—
	2011	12.13	12.04	11.95	10.34	—
Pioneer Disciplined Value VCT Portfolio Class II	2018	—	—	—	—	—
	2017	—	—	—	—	—
	2016	—	—	—	—	—
	2015	17.94	17.63	17.33	15.38	—
	2014	19.23	18.95	18.67	16.55	—
	2013	17.77	17.56	17.34	15.36	—
	2012	14.00	13.87	13.73	12.15	—
	2011	12.83	12.74	12.64	11.18	—

APPENDIX	PROSPECTUS	117

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACTS with HAVDB (before 7/6/10) or EB	BASIC CONTRACTS with HAVDB (before 7/6/10) and EB	BASIC CONTRACTS with HAVDB (on or after 7/6/10)	BASIC CONTRACTS with HAVDB (on or after 7/6/10) and EB
Pioneer Equity Income VCT Portfolio Class II	2018	$—	$—	$—	$—	$—
	2017	30.65	29.98	—	25.06	—
	2016	26.96	26.43	—	22.13	—
	2015	22.86	22.46	—	18.84	—
	2014	23.11	22.77	—	19.12	—
	2013	20.76	20.51	—	17.25	—
	2012	16.33	16.17	—	13.62	—
	2011	15.04	14.93	—	12.60	—
Pioneer Fund VCT Portfolio Class II	2018	—	—	—	—	—
	2017	28.63	—	—	22.75	—
	2016	23.90	—	—	19.07	—
	2015	22.09	—	—	17.70	—
	2014	22.47	—	—	18.07	—
	2013	20.55	—	—	16.59	—
	2012	15.66	—	—	12.69	—
	2011	14.43	—	—	11.74	—
Pioneer Mid Cap Value VCT Portfolio Class II	2018	21.90	21.36	20.83	16.84	—
	2017	27.56	26.95	26.35	21.28	—
	2016	24.74	24.25	23.77	19.18	—
	2015	21.56	21.19	20.83	16.79	—
	2014	23.33	22.99	22.65	18.24	—
	2013	20.59	20.34	20.09	16.16	—
	2012	15.71	15.56	15.41	12.38	—
	2011	14.37	14.26	14.16	11.37	—

118	PROSPECTUS	APPENDIX

APPENDIX B – INFORMATION ABOUT CONTRACTS ISSUED WITH A GLWB RIDER OPTION IN CONJUNCTION WITH APPLICATIONS DATED PRIOR TO SEPTEMBER 28, 2012

This Appendix provides information about the GLWB rider options for contracts that were issued in conjunction with applications dated prior to September 28, 2012. You should carefully review your contract, including any attached riders, for complete information on the benefits, conditions and limitations of your contract. The Guardian Target 300 GLWB rider option is no longer available for new sales of this contract.

Single Options
Guardian Target 300	Single Life with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 300% cumulative guarantee and step-ups.
Guardian Target 250:	Single life with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 250% cumulative guarantee and step-ups
Guardian Target 200:	Single life with 7% annual minimum guarantee, 10 year 200% cumulative guarantee and step-ups
Guardian Target Future:	Single life with 7% annual minimum guarantee and step-ups
Guardian Target Now:	Single life with step-ups only

Spousal Options
Guardian Target 300	Spousal with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 300% cumulative guarantee and step-ups.
Guardian Target 250:	Spousal with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 250% cumulative guarantee and step-ups
Guardian Target 200:	Spousal with 7% annual minimum guarantee, 10 year 200% cumulative guarantee and step-ups
Guardian Target Future:	Spousal with 7% annual minimum guarantee and step-ups
Guardian Target Now:	Spousal with step-ups only

APPENDIX	PROSPECTUS	119

APPENDIX B

Annual Fees For the GLWB Rider Deducted From Accumulation Value:

If you purchased a contract with a GLWB rider, you pay an annual fee (as a percentage of the adjusted guaranteed withdrawal balance*) as shown below, based on the type of rider you chose and when you purchased the rider, subject to state approval:

	Single	Single w/ Step-Up Death Benefit	Single w/ Return of Premium Death Benefit	Spousal	Spousal w/ Step-Up Death Benefit	Spousal w/ Return of Premium Death Benefit

Maximum** (for Guardian Target 300, Guardian Target 250, Guardian Target 200 and Guardian Target Future):	2.50%	3.00%	3.10%	3.50%	4.00%	4.10%

Maximum** (for Guardian Target Now):	1.00%	1.50%	N/A	2.00%	2.50%	N/A

Current charge for this rider for contracts issued in conjunction with applications dated:

12/23/08 through 6/7/09
Guardian Target 300	0.95%	1.30%	N/A	1.35%	1.70%	N/A
Guardian Target 200	0.70%	1.05%	N/A	1.00%	1.35%	N/A
Guardian Target Now	0.40%	0.75%	N/A	0.60%	0.95%	N/A

6/8/09 through 7/5/10
Guardian Target 300	1.20%	1.70%	N/A	1.60%	2.10%	N/A
Guardian Target 200	0.95%	1.45%	N/A	1.25%	1.75%	N/A
Guardian Target Future	0.75%	1.25%	N/A	N/A	N/A	N/A
Guardian Target Now	0.65%	1.15%	N/A	0.85%	1.35%	N/A

7/6/10 through 2/5/12
Guardian Target 300	1.35%	1.85%	1.95%	1.65%	2.15%	2.25%
Guardian Target 200	1.10%	1.60%	1.70%	1.30%	1.80%	1.90%

7/6/10 through 4/30/11
Guardian Target Future	0.90%	1.40%	N/A	1.15%	1.65%	N/A
Guardian Target Now	0.80%	1.30%	N/A	0.90%	1.40%	N/A

5/1/11 through 2/5/12
Guardian Target Future	1.00%	1.50%	N/A	1.25%	1.75%	N/A
Guardian Target Now	0.90%	1.40%	N/A	1.00%	1.50%	N/A

7/5/11 through 2/5/12
Guardian Target 250	1.25%	N/A	N/A	1.45%	N/A	N/A
*	The definition of “adjusted guaranteed withdrawal balance” for the GLWB rider options is the greater of total premium payments made under the contract or the guaranteed withdrawal balance on the preceding day plus any increase as a result of the application of the annual minimum guarantee or cumulative guarantee. Please see the GLWB rider section of the prospectus for more information.
**	We reserve the right to increase this fee to a maximum ranging from 1.00% to 4.10%, depending on the option chosen, if the guaranteed withdrawal balance is stepped up to equal the Accumulation Value of the contract.

Premiums:

If you selected the Guardian Target 300, Guardian Target 250 or Guardian Target 200, we will not accept premium payments that exceed $2 million ($3 million for contracts issued in conjunction with applications dated between December 23, 2008 and June 7, 2009), in the aggregate, in the first year.

120	PROSPECTUS	APPENDIX

Guaranteed Withdrawal Benefit:

On each annual Contract Anniversary (quarterly Contract Anniversary for contracts issued in conjunction with applications dated between December 23, 2008 and June 7, 2009) prior to the older covered person’s 90th birthday, a step-up will occur if the contract Accumulation Value is greater than the GWB on that date, after giving effect to any increase in the GWB on that date as a result of the application of any applicable annual minimum guarantee or cumulative guarantee. The overall GWB maximum for contracts is $6,000,000 ($5,000,000 for contracts issued in conjunction with applications dated prior to December 7, 2009).

On each Contract Anniversary, the GWB will equal the greater of (i) the GWB at the end of the day immediately preceding that Contract Anniversary less the amount of any withdrawal taken on that Contract Anniversary, or (ii) the annual minimum guarantee amount, if:

•	you have chosen the Guardian Target 300, Guardian Target 250, Guardian Target 200 or Guardian Target Future options of this rider (either single or spousal);

•	the Contract Anniversary is from the issue date of the contract up to the tenth Contract Anniversary;

•	no withdrawals were taken since the prior Contract Anniversary;

•	you have not taken more than one withdrawal since the issue date of the contract; and

•	the rider has not entered the settlement phase.

The annual minimum guarantee amount on any given Contract Anniversary is equal to the GWB on the prior Contract Anniversary plus premiums received after that anniversary and before the current anniversary, plus the result of the following:

the annual minimum guarantee basis on the prior Contract Anniversary, multiplied by 7%, which is the annual minimum guarantee percentage.

A cumulative guarantee may apply, if, on a Contract Anniversary:

•	you have chosen the Guardian Target 300, Guardian Target 250 or Guardian Target 200 options of this rider (either single or spousal);

•

the Contract Anniversary is an applicable Contract Anniversary for the cumulative guarantee (10th Contract Anniversary for the Guardian Target 200, and 10th and 15th contract anniversaries for the Guardian Target 250 and the Guardian Target 300);

•	no withdrawals have been taken during the period from the issue date of the contract to the applicable Contract Anniversary; and

•	the rider has not entered the settlement phase.

If this guarantee is applicable, the GWB on that Contract Anniversary will not be less than the sum of:

•

the cumulative guarantee percentage (200% for the Guardian Target 200, 200% and 250% for the Guardian Target 250, and 200% and 300% for the Guardian Target 300) multiplied by the total of all premiums received at our customer service center during the first 90 days (first contract year for contracts issued in conjunction with applications dated between December 23, 2008 and June 7, 2009) of the Basic Contract beginning with and including the issue date of the Basic Contract; plus

•

any premium payments received on or after the first 90 days (first contract year for contracts issued in conjunction with applications dated between December 23, 2008 and June 7, 2009) of the Basic Contract.

APPENDIX	PROSPECTUS	121

APPENDIX B

Lifetime Withdrawal Percentage:

Contracts issued in conjunction with applications dated December 23, 2008 through June 7, 2009:

Age of younger covered person at time of first withdrawal or upon entering the settlement phase	Applicable lifetime withdrawal percentage
59 and under	4%
60 – 69	5%
70 – 80	6%
81+	7%

Contracts issued in conjunction with applications dated June 8, 2009 through July 5, 2010:

Age of younger covered person at time of first withdrawal or upon entering the settlement phase	Applicable lifetime withdrawal percentage
59 and under	3%
60 – 64	4%
65 – 69	4.5%
70 – 79	5%
80+	6%

Contracts issued in conjunction with applications dated July 6, 2010 through September 27, 2012:

Age of younger covered person at time of first withdrawal or upon entering the settlement phase	Applicable lifetime withdrawal percentage
59 and under	3%
60 – 64	4%
65 – 79	5%
80+	6%

Allocation Models

During the entire time that your rider is in effect, you must invest all of your contract Accumulation Value in one of the following allocation models offered during the period of time you purchased your contract. You may allocate your entire Accumulation Value among the models offered under your contract at the time of purchase, subject to transfer restrictions under your contract.

Models available to contracts with Guardian Target GLWB options issued in conjunction with applications dated prior to 6/8/09:

	Aggressive	Moderate	Conservative
Victory RS Large Cap Alpha VIP Series or Victory S&P VIP Series	15%	10%	9%
Fidelity VIP Contrafund Portfolio	10%	10%	9%
Davis Value Portfolio	10%	7%	5%
Fidelity VIP Equity Income Portfolio	5%	5%	3%
Fidelity VIP Mid Cap Portfolio	15%	15%	7%
Franklin Small Cap Value Securities Fund	5%	8%	4%
Victory RS Small Cap Equity VIP Series	5%	0%	0%
Victory RS International VIP Series	15%	5%	3%
Victory High Yield VIP Series	3%	5%	10%
Victory INCORE Investment Quality Bond VIP Series	10%	15%	25%
Fidelity VIP Investment Grade Bond Portfolio	7%	20%	25%

122	PROSPECTUS	APPENDIX

Models available to contracts with Guardian Target GLWB options issued in conjunction with applications dated 6/8/09 through 12/6/09:

	Aggressive 80/20	Moderate 60/40	Conservative 40/60
Equity
Victory RS Large Cap Alpha VIP Series	16%	11%	8%
AB VPS Growth and Income Portfolio	11%	8%	6%
Guardian International Value VIP Fund	8%	5%	5%
Fidelity VIP Contrafund Portfolio	7%	5%	3%
Pioneer Mid Cap Value VCT Portfolio	6%	5%	4%
Fidelity VIP Mid Cap Portfolio	6%	4%	3%
BlackRock Large Cap Core V.I. Fund	5%	4%	4%
Guardian Large Cap Fundamental Growth VIP Fund	5%	4%	3%
Oppenheimer Main Street Small Cap Fund/VA	5%	4%	2%
Templeton Foreign VIP Fund	3%	2%	0%
Columbia Variable Portfolio – Small Cap Value Fund	2%	2%	2%
Franklin Small Cap Value Securities Fund	2%	2%	0%
MFS Utilities Series	2%	2%	0%
Janus Henderson Global Technology Portfolio	2%	2%	0%

Fixed Income
Oppenheimer Global Strategic Income Fund/VA	5%	10%	15%
Victory INCORE Investment Quality Bond VIP Series	5%	9%	13%
PIMCO Total Return Portfolio	4%	8%	13%
Franklin U.S. Government Fund	3%	7%	10%
Victory INCORE Low Duration Bond VIP Series	3%	6%	9%

Models available to contracts with Guardian Target GLWB options issued in conjunction with applications dated 12/7/09 through 4/30/11:

	Aggressive 80/20	Moderate 60/40	Conservative 40/60
Equity
Victory RS Large Cap Alpha VIP Series	10%	8%	6%
AB VPS Growth and Income Portfolio	7%	5%	4%
Guardian International Value VIP Fund	8%	5%	5%
Fidelity VIP Contrafund Portfolio	10%	7%	5%
Pioneer Mid Cap Value VCT Portfolio	6%	5%	4%
Fidelity VIP Mid Cap Portfolio	6%	4%	3%
BlackRock Large Cap Core V.I. Fund	10%	7%	5%
Guardian Large Cap Fundamental Growth VIP Fund	7%	5%	4%
Oppenheimer Main Street Small Cap Fund/VA	5%	4%	2%
Templeton Foreign VIP Fund	3%	2%	0%
Columbia Variable Portfolio – Small Cap Value Fund	2%	2%	2%
Franklin Small Cap Value Securities Fund	2%	2%	0%
MFS Utilities Series	2%	2%	0%
Janus Henderson Global Technology Portfolio	2%	2%	0%

Fixed Income
Oppenheimer Global Strategic Income Fund/VA	5%	10%	15%
Victory INCORE Investment Quality Bond VIP Series	5%	9%	13%
PIMCO Total Return Portfolio	4%	8%	13%
Franklin U.S. Government Fund	3%	7%	10%
Victory INCORE Low Duration Bond VIP Series	3%	6%	9%

APPENDIX	PROSPECTUS	123

APPENDIX B

Models available to contracts with Guardian Target GLWB options issued in conjunction with applications dated 5/1/11 through 10/2/11:

	Aggressive 80/20	Moderate 60/40	Conservative 40/60
Equity
Victory RS Large Cap Alpha VIP Series	10%	8%	6%
Fidelity VIP Contrafund Portfolio	10%	7%	5%
BlackRock Large Cap Core V.I. Fund	10%	7%	5%
AB VPS Growth and Income Portfolio	7%	5%	4%
BlackRock Capital Appreciation V.I. Fund	7%	5%	4%
Pioneer Mid Cap Value VCT Portfolio	6%	5%	4%
Fidelity VIP Mid Cap Value VCT Portfolio	6%	4%	3%
Oppenheimer Main Street Small Cap Fund/VA	5%	4%	2%
Columbia Variable Portfolio – Small Cap Value Fund	2%	2%	2%
Franklin Small Cap Value Securities Fund	2%	2%	0%
Janus Henderson Global Technology Portfolio	2%	2%	0%
MFS Utilities Series	2%	2%	0%

Fixed Income
Oppenheimer Global Strategic Income Fund/VA	5%	10%	15%
Victory INCORE Investment Quality Bond VIP Series	5%	9%	13%
PIMCO Total Return Portfolio	4%	8%	13%
Franklin U.S. Government Fund	3%	7%	10%
Victory INCORE Low Duration Bond VIP Series	3%	6%	9%

Contracts issued in conjunction with applications dated on or after October 3, 2011 may be allocated to the models listed on pages 73 and 74 of the prospectus.

All other terms and conditions that are not explained or modified in this Appendix B and that are described in the Guaranteed Lifetime Withdrawal Benefit Rider section of the prospectus are applicable to contracts issued in conjunction with applications dated prior to February 6, 2012. If you have any questions or concerns regarding the terms and conditions of your contract, please call us toll free at the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342), or write us at the following:

The Guardian Insurance Annuity & Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

124	PROSPECTUS	APPENDIX

INDIVIDUAL FLEXIBLE PREMIUM

DEFERRED VARIABLE

ANNUITY CONTRACT

Issued Through The Guardian Separate Account R of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated May 1, 2019

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account R (marketed under the name “The Guardian Investor Variable Annuity B Series”) dated May 1, 2019.

A free Prospectus is available upon request by writing:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office Contact Center

1-888-GUARDIAN (1-888-482-7342)

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

EB-014206    5/2017

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SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account R (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the Contract Owner.

GIAC issues variable annuity contracts and variable life insurance policies through several separate accounts all of which are registered as unit investment trusts under the 1940 Act (“Separate Accounts”). Prior to March 31, 2015, Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, served as principal underwriter for the Separate Accounts. Effective March 31, 2015, Park Avenue Securities LLC (PAS), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Accounts pursuant to a distribution and service agreement between GIAC and PAS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either PAS or of other broker-dealers which have selling agreements with PAS and GIAC. GIAC paid commissions through GIS to PAS with respect to sale of products issued by the Separate Accounts totaling $19,968,275 in 2015. Additionally, GIAC paid commissions PAS with respect to sale of products issued by the Separate Accounts totaling $73,917,420 in 2015, $73,044,799 in 2016, $52,187,526 in 2017 and $48,404,215 in 2018.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as Annuity Payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent Annuity Payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any Valuation Period, the value of an annuity unit is equal to the value for the immediately preceding Valuation Period multiplied by the annuity change factor for the current Valuation Period. The annuity unit value for a Valuation Period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same Valuation Period adjusted to neutralize the assumed investment return used in determining the Annuity Payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any payment due after the first payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the Valuation Period ending ten (10) days prior to the Valuation Period in which the payment is due.

Determination of the First Annuity Payment: At the time Annuity Payments begin, the value of the Contract Owner’s account is determined by multiplying the appropriate variable or fixed Accumulation Unit value on the Valuation Period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed Accumulation Units credited to the Contract Owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

Determination of the Second and Subsequent Variable Annuity Payments: The amount of the second and subsequent variable Annuity Payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the Valuation Period ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first variable annuity payment by the value of the appropriate annuity unit on the date of such

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payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of annuity units will be adjusted accordingly.

The assumed investment return under the contract is the measuring point for subsequent variable Annuity Payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return, the variable Annuity Payments will remain constant in amount. If the actual net investment return exceeds the assumed investment return selected, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return selected, variable Annuity Payments will decrease.

We may provide a Contract Owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the Contract Owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, Owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the Owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, such as the flexibility of an Owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, we believe that the Owner of a contract should not be treated as the Owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the contracts from being treated as the Owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the holder’s death. The designated Beneficiary refers to a natural person designated by the holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. The right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages under state law will be recognized for federal law purposes. Partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not

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denominated as marriage under the laws of that state may not continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses is not available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferral vehicle. Please consult with a tax advisor with questions regarding your tax situation.

Other rules may apply to qualified contracts.

TAX QUALIFIED DISTRIBUTIONS UNDER THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

For tax qualified distributions under the Guaranteed Lifetime Withdrawal Benefit Rider, the following requirement is applicable.

Your GWA will not be reset and your GWB will not be reduced in excess of the amount of the withdrawal, if withdrawals in a contract year are made solely pursuant to the following tax-qualified distribution program:

Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code (“Code”) Section 401 (a) (9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), an individual retirement account (Code Section 408 (a)), or an individual retirement annuity (Code Section 408 (b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401 (a) (9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401 (a) (9)-9, Q&A-3), and for distributions where the Owner dies before entire interest is distributed as described in Code Section 401 (a) (9) (B) (iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401 (a) (9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004). Only the proportional share allocable to this contract of any required minimum distribution is a tax qualified distribution.

Your right to make withdrawals pursuant to the tax-qualified distribution program described above is subject to the following requirements and limitations:

(a)	GIAC has been authorized to calculate and make monthly distributions of the tax qualified distributions for the calendar year.

(b)	Each tax qualified distribution is in the amount that GIAC calculates above, based on information that you provide to GIAC and GIAC’s understanding of the Code. GIAC reserves the right to make changes in its calculations as it determines to comply with the Code and Treasury Regulations; and

(c)	No withdrawals (other than tax qualified distributions) are made from the contract during the contract year.

Each tax qualified distribution will decrease your GWB by the amount withdrawn immediately following the tax qualified distribution. For purposes of this tax qualified distribution section, references to Owner also include the Beneficiary, as applicable. If both the Accumulation Value of the contract and the GWB are depleted, tax qualified distributions in excess of the GWA are no longer permitted.

CALCULATION OF YIELD QUOTATIONS FOR THE FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in the Fidelity VIP Government Money Market Portfolio represents the net change, exclusive of gains and losses realized by the Investment Division of the Fidelity VIP Government Money Market Portfolio and unrealized appreciation and depreciation with respect to the Fidelity VIP Government Money Market Portfolio’s portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one Accumulation Unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a Contract Owner, in proportion to the length of the base period and the Investment Division’s average contract size.

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Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result.

The current and effective yields of the Fidelity VIP Government Money Market Portfolio Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the Fidelity VIP Government Money Market Portfolio’s portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing Annuity Payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

QUALIFIED PLAN TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the Contract Owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the Contract Owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS

The statutory basis financial statements of GIAC as of December 31, 2018 and 2017 and for each of the two years in the period ended December 31, 2018, and the financial statements of Separate Account R of GIAC as of December 31, 2018 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

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FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT R

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Core Plus Fixed Income VIP	Guardian Diversified Research VIP

	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	35,627,151	12,469,230
Net asset value per share (NAV)	9.95	11.84

Total Assets ( Shares x NAV)	$354,490,149	$147,635,688

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	99,597	59,300

Net Assets	$354,390,552	$147,576,388

Net Assets: Total
Contract Value in accumulation period	$354,268,431	$147,547,492
Contracts in Payout (annuitization) period	122,121	28,896

Net Assets	$354,390,552	$147,576,388

Total Units Outstanding	36,702,396	14,160,754

Unit Value (Accumulation, Lowest to Highest)	$9.46 to $9.93	$10.52 to $11.26

Cost of Shares in Underlying Fund	$353,736,639	$154,734,484

(1) Portfolio liquidated as of April 6, 2018 (2) Portfolio liquidated as of March 20, 2017 STATEMENTS OF OPERATIONS

	Guardian Core Plus Fixed Income VIP	Guardian Diversified Research VIP

	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	4,014,380	1,819,625

Net investment income/(expense)	(4,014,380)	(1,819,625)

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(200,870)	1,857,946
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(200,870)	1,857,946
Net change in unrealized appreciation/(depreciation) of investments	390,146	(8,996,618)

Net realized and unrealized gain/(loss) from investments	189,276	(7,138,672)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(3,825,104)	$(8,958,297)

(1) Portfolio liquidated as of March 20, 2017 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

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Investment Options
Guardian Growth & Income VIP	Guardian Integrated Research VIP	Guardian International Growth VIP	Guardian International Value VIP	Guardian Large Cap Disciplined Growth VIP	Guardian Large Cap Disciplined Value VIP	Guardian Large Cap Fundamental Growth VIP

12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

13,722,427	871,974	12,811,026	20,792,007	6,482,276	16,183,681	17,384,945
11.81	11.26	10.24	10.01	12.52	11.45	12.51

$162,061,860	$9,818,430	$131,184,902	$208,127,991	$81,158,101	$185,303,149	$217,485,658

62,659	7,315	49,554	57,392	36,236	62,534	72,664

$161,999,201	$9,811,115	$131,135,348	$208,070,599	$81,121,865	$185,240,615	$217,412,994

$161,971,017	$9,811,115	$131,125,024	$208,063,110	$80,681,382	$185,228,046	$217,344,265
28,184	—	10,324	7,489	440,483	12,569	68,729

$161,999,201	$9,811,115	$131,135,348	$208,070,599	$81,121,865	$185,240,615	$217,412,994

15,583,295	900,514	14,478,989	24,142,148	8,380,194	16,774,855	19,827,593

$10.60 to $11.23	$10.25 to $10.81	$9.48 to $9.74	$8.53 to $9.73	$9.37 to $11.43	$8.93 to $10.20	$9.45 to $11.35

$171,117,296	$9,202,047	$157,701,162	$240,777,850	$81,749,295	$202,081,801	$221,596,908

Investment Options
Guardian Growth & Income VIP	Guardian Integrated Research VIP	Guardian International Growth VIP	Guardian International Value VIP	Guardian Large Cap Disciplined Growth VIP	Guardian Large Cap Disciplined Value VIP	Guardian Large Cap Fundamental Growth VIP

1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$—	$—	$—	$—	$—	$—	$—

2,011,265	156,306	1,524,278	2,438,688	1,078,182	2,331,091	2,719,300

(2,011,265)	(156,306)	(1,524,278)	(2,438,688)	(1,078,182)	(2,331,091)	(2,719,300)

1,910,253	219,727	11,099	(952,722)	1,759,277	1,994,384	4,388,734
—	—	—	—	—	—	—

1,910,253	219,727	11,099	(952,722)	1,759,277	1,994,384	4,388,734
(10,703,917)	(1,080,207)	(27,200,972)	(34,503,675)	(2,113,113)	(19,151,462)	(6,167,562)

(8,793,664)	(860,480)	(27,189,873)	(35,456,397)	(353,836)	(17,157,078)	(1,778,828)

$(10,804,929)	$(1,016,786)	$(28,714,151)	$(37,895,085)	$(1,432,018)	$(19,488,169)	$(4,498,128)

B-7

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Mid Cap Relative Value VIP	Guardian Mid Cap Traditional Growth VIP

	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	19,776,995	8,968,891
Net asset value per share (NAV)	10.28	12.27

Total Assets ( Shares x NAV)	$203,307,511	$110,048,296

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	71,224	36,160

Net Assets	$203,236,287	$110,012,136

Net Assets: Total
Contract Value in accumulation period	$203,219,079	$110,005,227
Contracts in Payout (annuitization) period	17,208	6,909

Net Assets	$203,236,287	$110,012,136

Total Units Outstanding	20,949,991	9,281,072

Unit Value (Accumulation, Lowest to Highest)	$9.21 to $9.77	$11.27 to $11.67

Cost of Shares in Underlying Fund	$227,260,489	$116,890,709

(1) Portfolio liquidated as of April 6, 2018 (2) Portfolio liquidated as of March 20, 2017 STATEMENTS OF OPERATIONS

	Guardian Mid Cap Relative Value VIP	Guardian Mid Cap Traditional Growth VIP

	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	2,497,528	1,393,236

Net investment income/(expense)	(2,497,528)	(1,393,236)

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	688,171	2,309,605
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	688,171	2,309,605
Net change in unrealized appreciation/(depreciation) of investments	(24,979,361)	(8,346,531)

Net realized and unrealized gain/(loss) from investments	(24,291,190)	(6,036,926)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(26,788,718)	$(7,430,162)

(1) Portfolio liquidated as of March 20, 2017 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-8

Investment Options
Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series

12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

7,197,498	2,901,102	1,556,358	24,647,435	1,014,654	2,007,955	792,964
43.45	16.92	6.84	10.27	15.29	15.47	13.59

$312,731,291	$49,086,646	$10,645,487	$253,129,158	$15,514,054	$31,063,064	$10,776,380

91,447	37,951	26,833	78,369	30,653	29,956	28,181

$312,639,844	$49,048,695	$10,618,654	$253,050,789	$15,483,401	$31,033,108	$10,748,199

$312,371,399	$48,948,376	$10,609,703	$253,037,803	$15,443,378	$30,862,541	$10,727,822
268,445	100,319	8,951	12,986	40,023	170,567	20,377

$312,639,844	$49,048,695	$10,618,654	$253,050,789	$15,483,401	$31,033,108	$10,748,199

12,318,481	1,883,217	583,451	24,388,405	575,517	1,704,365	690,805

$20.80 to $26.05	$18.40 to $32.01	$13.91 to $20.26	$9.39 to $10.88	$26.42 to $39.86	$14.21 to $21.81	$9.82 to $21.81

$308,523,725	$36,397,861	$10,993,227	$254,956,485	$16,671,033	$32,076,868	$11,743,600

Investment Options
Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series

1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$149,866	$71,060	$61,843	$1,315,567	$—	$301,554	$110,794

5,294,751	798,988	184,798	3,937,005	312,189	534,018	218,768

(5,144,885)	(727,928)	(122,955)	(2,621,438)	(312,189)	(232,464)	(107,974)

22,970,958	4,713,435	(150,779)	(987,010)	781,322	(46,220)	378,625
36,432,536	3,347,337	—	—	2,890,044	270,000	1,045,281

59,403,494	8,060,772	(150,779)	(987,010)	3,671,366	223,780	1,423,906
(88,639,088)	(10,300,090)	175,096	2,325,800	(4,794,118)	(4,313,554)	(4,119,634)

(29,235,594)	(2,239,318)	24,317	1,338,790	(1,122,752)	(4,089,774)	(2,695,728)

$(34,380,479)	$(2,967,246)	$(98,638)	$(1,282,648)	$(1,434,941)	$(4,322,238)	$(2,803,702)

B-9

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset

	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	37,838,035	291,341
Net asset value per share (NAV)	11.95	16.45

Total Assets ( Shares x NAV)	$452,164,524	$4,792,563

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	118,777	7,018

Net Assets	$452,045,747	$4,785,545

Net Assets: Total
Contract Value in accumulation period	$451,614,135	$4,785,392
Contracts in Payout (annuitization) period	431,612	153

Net Assets	$452,045,747	$4,785,545

Total Units Outstanding	36,346,267	213,870

Unit Value (Accumulation, Lowest to Highest)	$12.84 to $13.40	$21.03 to $22.67

Cost of Shares in Underlying Fund	$468,841,416	$6,182,806

(1) Portfolio liquidated as of April 6, 2018 (2) Portfolio liquidated as of March 20, 2017 STATEMENTS OF OPERATIONS

	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset

	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$2,918,286	$19,250
Expenses:
Mortality expense risk and administrative charges	7,018,982	95,424

Net investment income/(expense)	(4,100,696)	(76,174)

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(6,266,630)	65,686
Reinvested realized gain distributions	89,439	512,370

Net realized gain/(loss) on investments	(6,177,191)	578,056
Net change in unrealized appreciation/(depreciation) of investments	415,170	(1,224,682)

Net realized and unrealized gain/(loss) from investments	(5,762,021)	(646,626)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(9,862,717)	$(722,800)

(1)Portfolio liquidated as of March 20, 2017 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-10

Investment Options
Value Line Centurion	Value Line Strategic Asset Management Trust	Value Line VIP Equity Advantage	Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II

12/31/2018	12/31/2018	12/31/2018	(1)	12/31/2018	12/31/2018	12/31/2018

35,715	233,320	213,494	—	113,339	26,538	170,040
26.39	18.64	9.06	—	5.49	15.03	11.12

$942,516	$4,349,092	$1,934,252	$—	$622,230	$398,859	$1,890,844

6,176	17,949	8,463	—	5,698	8,128	6,370

$936,340	$4,331,143	$1,925,789	$—	$616,532	$390,731	$1,884,474

$932,120	$4,329,635	$1,925,789	$—	$611,183	$384,971	$1,745,104
4,220	1,508	—	—	5,349	5,760	139,370

$936,340	$4,331,143	$1,925,789	$—	$616,532	$390,731	$1,884,474

49,546	185,840	192,939	—	48,084	18,729	144,013

$17.67 to $19.05	$19.31 to $25.47	$9.60 to $9.73	—	$11.84 to $12.76	$21.84 to $23.20	$11.32 to $12.20

$598,452	$4,826,243	$2,212,697	$—	$704,790	$430,584	$2,027,878

Investment Options
Value Line Centurion	Value Line Strategic Asset Management Trust	Value Line VIP Equity Advantage	Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II

1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$2,207	$34,814	$135,240	$—	$—	$16,278	$39,109

14,865	71,937	29,088	29,459	10,569	6,390	32,092

(12,658)	(37,123)	106,152	(29,459)	(10,569)	9,888	7,017

54,575	23,908	120,516	2,535,359	(4,237)	(489)	(22,946)
—	530,763	165,776	—	79,230	5,428	—

54,575	554,671	286,292	2,535,359	74,993	4,939	(22,946)
(54,253)	(567,700)	(717,446)	(2,357,260)	(225,831)	(47,543)	(15,317)

322	(13,029)	(431,154)	178,099	(150,838)	(42,604)	(38,263)

$(12,336)	$(50,152)	$(325,002)	$148,640	$(161,407)	$(32,716)	$(31,246)

B-11

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II

	(1)	(1)

Assets:
Shares owned in underlying fund	—	—
Net asset value per share (NAV)	—	—

Total Assets ( Shares x NAV)	$—	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$—	$—

Net Assets: Total
Contract Value in accumulation period	$—	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$—

Total Units Outstanding	—	—

Unit Value (Accumulation, Lowest to Highest)	$—	$—

Cost of Shares in Underlying Fund	$—	$—

(1) Portfolio liquidated as of April 6, 2018 (2) Portfolio liquidated as of March 20, 2017 STATEMENTS OF OPERATIONS

	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II

	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018

2018 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	192,842	620,723

Net investment income/(expense)	(192,842)	(620,723)

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	644,362	4,696,475
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	644,362	4,696,475
Net change in unrealized appreciation/(depreciation) of investments	(2,469,212)	(8,709,207)

Net realized and unrealized gain/(loss) from investments	(1,824,850)	(4,012,732)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(2,017,692)	$(4,633,455)

(1) Portfolio liquidated as of March 20, 2017 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-12

Investment Options
Invesco V.I. International Growth Series II	Invesco V.I. Small Cap Equity Series II	Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S

(1)	12/31/2018	(1)	(1)	(1)	12/31/2018	(1)

—	2,999,388	—	—	—	763,943	—
—	15.07	—	—	—	9.34	—

$—	$45,200,781	$—	$—	$—	$7,135,231	$—

—	32,570	—	—	—	12,519	—

$—	$45,168,211	$—	$—	$—	$7,122,712	$—

$—	$45,168,211	$—	$—	$—	$7,122,712	$—
—	—	—	—	—	—	—

$—	$45,168,211	$—	$—	$—	$7,122,712	$—

—	3,370,349	—	—	—	635,480	—

—	$12.76 to $13.41	—	—	—	$9.88 to $10.78	—

$—	$56,651,516	$—	$—	$—	$8,003,412	$—

Investment Options
Invesco V.I. International Growth Series II	Invesco V.I. Small Cap Equity Series II	Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S

1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2018	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2018	1/1/2018 to 4/6/2018

$—	$—	$—	$—	$—	$108,090	$—

564,778	799,632	686,695	198,404	21,554	109,139	12,622

(564,778)	(799,632)	(686,695)	(198,404)	(21,554)	(1,049)	(12,622)

24,000,833	(686,670)	31,190,383	3,739,994	380,027	(303,852)	185,378
—	3,801,844	—	—	—	749,427	—

24,000,833	3,115,174	31,190,383	3,739,994	380,027	445,575	185,378
(26,376,175)	(11,120,458)	(36,710,734)	(3,691,214)	(563,059)	(1,098,465)	(157,506)

(2,375,342)	(8,005,284)	(5,520,351)	48,780	(183,032)	(652,890)	27,872

$(2,940,120)	$(8,804,916)	$(6,207,046)	$(149,624)	$(204,586)	$(653,939)	$15,250

B-13

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B

	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	6,942,024	35,123
Net asset value per share (NAV)	27.34	48.91

Total Assets ( Shares x NAV)	$189,794,932	$1,717,882

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	56,143	6,112

Net Assets	$189,738,789	$1,711,770

Net Assets: Total
Contract Value in accumulation period	$189,226,726	$1,697,983
Contracts in Payout (annuitization) period	512,063	13,787

Net Assets	$189,738,789	$1,711,770

Total Units Outstanding	16,155,677	64,426

Unit Value (Accumulation, Lowest to Highest)	$11.48 to $11.71	$24.64 to $26.55

Cost of Shares in Underlying Fund	$199,338,425	$1,718,866

(1) Portfolio liquidated as of April 6, 2018 (2) Portfolio liquidated as of March 20, 2017 STATEMENTS OF OPERATIONS

	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B

	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$1,645,253	$—
Expenses:
Mortality expense risk and administrative charges	3,207,490	30,841

Net investment income/(expense)	(1,562,237)	(30,841)

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	3,387,179	152,889
Reinvested realized gain distributions	25,009,418	238,678

Net realized gain/(loss) on investments	28,396,597	391,567
Net change in unrealized appreciation/(depreciation) of investments	(40,715,205)	(343,246)

Net realized and unrealized gain/(loss) from investments	(12,318,608)	48,321

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(13,880,845)	$17,480

(1) Portfolio liquidated as of March 20, 2017 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-14

Investment Options
AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B	AB VPS Value Class B	AB VPS Dynamic Asset Allocation Class B	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Advantage Large Cap Core V.I. Class III

12/31/2018	12/31/2018	(1)	12/31/2018	12/31/2018	12/31/2018	12/31/2018

35,381	333,692	—	244,277	12,865,508	307,250	12,118,821
26.33	8.28	—	11.82	7.13	12.95	22.60

$931,578	$2,762,973	$—	$2,887,359	$91,731,073	$3,978,894	$273,885,355

5,939	6,058	—	14,924	30,172	20,173	77,673

$925,639	$2,756,915	$—	$2,872,435	$91,700,901	$3,958,721	$273,807,682

$917,497	$2,745,841	$—	$2,729,300	$91,700,901	$3,958,721	$273,771,072
8,142	11,074	—	143,135	—	—	36,610

$925,639	$2,756,915	$—	$2,872,435	$91,700,901	$3,958,721	$273,807,682

67,141	101,566	—	239,092	5,023,250	280,070	11,152,509

$12.81 to $13.81	$24.52 to $27.43	—	$10.88 to $11.51	$17.02 to $18.39	$12.65 to $16.29	$17.78 to $26.88

$704,668	$3,164,318	$—	$2,859,446	$110,540,086	$4,469,856	$341,607,934

Investment Options
AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B	AB VPS Value Class B	AB VPS Dynamic Asset Allocation Class B	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Advantage Large Cap Core V.I. Class III

1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$—	$49,733	$—	$56,979	$—	$37,556	$3,727,049

17,287	45,733	3,223	43,547	1,894,168	67,764	4,634,463

(17,287)	4,000	(3,223)	13,432	(1,894,168)	(30,208)	(907,414)

96,719	(163,670)	243,700	45,590	16,442,167	4,515	10,278,246
—	119,654	—	4,543	29,840,835	191,052	39,623,503

96,719	(44,016)	243,700	50,133	46,283,002	195,567	49,901,749
(207,056)	(144,942)	(288,930)	(360,444)	(38,536,056)	(563,732)	(67,144,087)

(110,337)	(188,958)	(45,230)	(310,311)	7,746,946	(368,165)	(17,242,338)

$(127,624)	$(184,958)	$(48,453)	$(296,879)	$5,852,778	$(398,373)	$(18,149,752)

B-15

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	BlackRock Advantage Large Cap Value V.I. Class III	Columbia Variable Portfolio- Asset Allocation Class 2

	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	176,326	43,206
Net asset value per share (NAV)	8.24	13.94

Total Assets ( Shares x NAV)	$1,452,928	$602,289

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	12,010	11,261

Net Assets	$1,440,918	$591,028

Net Assets: Total
Contract Value in accumulation period	$1,440,918	$584,957
Contracts in Payout (annuitization) period	—	6,071

Net Assets	$1,440,918	$591,028

Total Units Outstanding	64,937	27,750

Unit Value (Accumulation, Lowest to Highest)	$20.02 to $22.87	$15.99 to $21.81

Cost of Shares in Underlying Fund	$1,850,538	$628,354

(1) Portfolio liquidated as of April 6, 2018 (2) Portfolio liquidated as of March 20, 2017 STATEMENTS OF OPERATIONS

	BlackRock Advantage Large Cap Value V.I. Class III	Columbia Variable Portfolio- Asset Allocation Class 2

	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$29,089	$7,736
Expenses:
Mortality expense risk and administrative charges	15,764	8,928

Net investment income/(expense)	13,325	(1,192)

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(85,317)	9,080
Reinvested realized gain distributions	168,377	45,435

Net realized gain/(loss) on investments	83,060	54,515
Net change in unrealized appreciation/(depreciation) of investments	(229,560)	(91,320)

Net realized and unrealized gain/(loss) from investments	(146,500)	(36,805)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(133,175)	$(37,997)

(1) Portfolio liquidated as of March 20, 2017 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-16

Investment Options
Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2	Columbia Variable Portfolio- Large Cap Growth Class 2	CTIVPSM - Loomis Sayles Growth Fund	CTIVPSM -AQR Managed Futures Strategy Fund	Davis Financial	Davis Real Estate

12/31/2018	12/31/2018	(1)	(1)	12/31/2018	12/31/2018	12/31/2018

6,507,451	27,218	—	—	6,270	144,124	159,565
14.12	14.91	—	—	7.14	11.55	13.02

$91,885,214	$405,821	$—	$—	$44,771	$1,664,632	$2,077,540

40,570	9,062	—	—	765	16,378	5,860

$91,844,644	$396,759	$—	$—	$44,006	$1,648,254	$2,071,680

$91,841,812	$396,647	$—	$—	$44,006	$1,641,189	$2,050,512
2,832	112	—	—	—	7,065	21,168

$91,844,644	$396,759	$—	$—	$44,006	$1,648,254	$2,071,680

4,426,401	13,341	—	—	4,817	76,274	118,769

$15.21 to $26.42	$23.59 to $31.84	—	—	$9.10 to $9.20	$20.59 to $32.33	$16.28 to $17.44

$110,103,526	$423,632	$—	$—	$47,300	$2,043,764	$1,932,276

Investment Options
Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2	Columbia Variable Portfolio- Large Cap Growth Class 2	CTIVPSM - Loomis Sayles Growth Fund	CTIVPSM -AQR Managed Futures Strategy Fund	Davis Financial	Davis Real Estate

1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$198,001	$—	$—	$—	$—	$24,128	$62,767

1,637,089	6,112	716	1,889	484	29,301	35,768

(1,439,088)	(6,112)	(716)	(1,889)	(484)	(5,173)	26,999

1,766,762	11,108	25,546	(54,509)	—	51,627	185,640
16,941,489	66,573	—	—	—	249,721	105,761

18,708,251	77,681	25,546	(54,509)	—	301,348	291,401
(39,089,413)	(90,048)	(24,242)	46,199	(3,747)	(532,986)	(474,707)

(20,381,162)	(12,367)	1,304	(8,310)	(3,747)	(231,638)	(183,306)

$(21,820,250)	$(18,479)	$588	$(10,199)	$(4,231)	$(236,811)	$(156,307)

B-17

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Davis Value	Wells Fargo VT International Equity Class 2

	12/31/2018	(1)

Assets:
Shares owned in underlying fund	4,455,900	—
Net asset value per share (NAV)	6.89	—

Total Assets ( Shares x NAV)	$30,701,150	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	11,660	—

Net Assets	$30,689,490	$—

Net Assets: Total
Contract Value in accumulation period	$30,492,447	$—
Contracts in Payout (annuitization) period	197,043	—

Net Assets	$30,689,490	$—

Total Units Outstanding	1,741,065	—

Unit Value (Accumulation, Lowest to Highest)	$16.38 to $17.55	—

Cost of Shares in Underlying Fund	$41,865,416	$—

(1) Portfolio liquidated as of April 6, 2018 (2) Portfolio liquidated as of March 20, 2017 STATEMENTS OF OPERATIONS

	Davis Value	Wells Fargo VT International Equity Class 2

	1/1/2018 to 12/31/2018	1/1/2018 to 4/6/2018

2018 Investment Income
Income:
Reinvested dividends	$314,322	$—
Expenses:
Mortality expense risk and administrative charges	557,792	895,154

Net investment income/(expense)	(243,470)	(895,154)

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(1,568,714)	25,778,230
Reinvested realized gain distributions	6,321,369	—

Net realized gain/(loss) on investments	4,752,655	25,778,230
Net change in unrealized appreciation/(depreciation) of investments	(9,696,523)	(27,008,071)

Net realized and unrealized gain/(loss) from investments	(4,943,868)	(1,229,841)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(5,187,338)	$(2,124,995)

(1) Portfolio liquidated as of March 20, 2017 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-18

Investment Options
Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Overseas Service Class 2

12/31/2018	12/31/2018	12/31/2018	(1)	12/31/2018	12/31/2018	12/31/2018

167,308	12,178,772	640,546	—	3,831,596	6,167,174	17,109
16.37	31.31	19.85	—	12.03	29.22	18.95

$2,738,825	$381,317,348	$12,714,847	$—	$46,094,099	$180,204,836	$324,208

6,085	101,441	8,145	—	26,236	52,986	8,087

$2,732,740	$381,215,907	$12,706,702	$—	$46,067,863	$180,151,850	$316,121

$2,732,304	$381,064,087	$12,649,871	$—	$46,031,567	$180,027,326	$316,121
436	151,820	56,831	—	36,296	124,524	—

$2,732,740	$381,215,907	$12,706,702	$—	$46,067,863	$180,151,850	$316,121

139,917	16,046,599	698,790	—	3,369,304	6,658,777	18,328

$17.64 to $19.73	$16.92 to $30.71	$16.28 to $18.21	—	$10.71 to $13.51	$17.35 to $27.76	$13.71 to $18.32

$2,727,984	$364,970,376	$13,397,448	$—	$48,544,406	$195,271,163	$366,745

Investment Options
Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Overseas Service Class 2

1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$39,049	$2,047,503	$296,425	$950	$1,099,585	$897,472	$5,003

48,629	6,805,881	224,242	9,515	761,278	3,250,738	4,539

(9,580)	(4,758,378)	72,183	(8,565)	338,307	(2,353,266)	464

87,319	39,259,359	614,054	245,502	(20,106)	7,473,866	29,333
166,200	48,030,331	748,345	327,795	347,015	20,344,320	—

253,519	87,289,690	1,362,399	573,297	326,909	27,818,186	29,333
(412,232)	(114,602,038)	(2,842,051)	(537,377)	(1,962,407)	(58,965,627)	(92,882)

(158,713)	(27,312,348)	(1,479,652)	35,920	(1,635,498)	(31,147,441)	(63,549)

$(168,293)	$(32,070,726)	$(1,407,469)	$27,355	$(1,297,191)	$(33,500,707)	$(63,085)

B-19

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Fidelity VIP Government Money Market Service Class 2	Fidelity VIP Growth Opportunities Service Class 2

	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	20,109,609	660,153
Net asset value per share (NAV)	1.00	37.46

Total Assets ( Shares x NAV)	$20,109,609	$24,729,332

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	224,915	15,126

Net Assets	$19,884,694	$24,714,206

Net Assets: Total
Contract Value in accumulation period	$19,655,965	$24,714,206
Contracts in Payout (annuitization) period	228,729	—

Net Assets	$19,884,694	$24,714,206

Total Units Outstanding	2,039,219	1,274,650

Unit Value (Accumulation, Lowest to Highest)	$9.35 to $10.05	$13.22 to $18.85

Cost of Shares in Underlying Fund	$20,109,609	$20,634,194

(1) Portfolio liquidated as of April 6, 2018 (2) Portfolio liquidated as of March 20, 2017 STATEMENTS OF OPERATIONS

	Fidelity VIP Government Money Market Service Class 2	Fidelity VIP Growth Opportunities Service Class 2

	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$283,835	$23,477
Expenses:
Mortality expense risk and administrative charges	301,993	351,745

Net investment income/(expense)	(18,158)	(328,268)

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	—	437,844
Reinvested realized gain distributions	—	1,497,027

Net realized gain/(loss) on investments	—	1,934,871
Net change in unrealized appreciation/(depreciation) of investments	—	1,191,692

Net realized and unrealized gain/(loss) from investments	—	3,126,563

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(18,158)	$2,798,295

(1) Portfolio liquidated as of March 20, 2017 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-20

Investment Options
Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2	Franklin Rising Dividends VIP Class 2

12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

384,259	212,596	13,267,399	281,507	112,200	24,074,876	400,468
16.83	12.21	12.74	14.74	17.40	11.79	25.04

$6,467,086	$2,595,801	$169,026,667	$4,149,414	$1,952,288	$283,842,788	$10,027,707

23,326	16,884	54,068	11,971	11,947	78,232	7,497

$6,443,760	$2,578,917	$168,972,599	$4,137,443	$1,940,341	$283,764,556	$10,020,210

$6,434,908	$2,528,938	$168,965,423	$4,110,618	$1,915,931	$283,748,345	$9,968,777
8,852	49,979	7,176	26,825	24,410	16,211	51,433

$6,443,760	$2,578,917	$168,972,599	$4,137,443	$1,940,341	$283,764,556	$10,020,210

535,334	165,361	12,652,625	208,820	96,897	28,064,073	438,634

$10.94 to $14.19	$13.71 to $20.34	$9.85 to $13.91	$14.20 to $21.07	$16.52 to $22.03	$9.09 to $10.67	$20.58 to $23.03

$6,770,519	$2,759,063	$192,764,617	$4,349,778	$2,132,591	$302,729,681	$9,914,614

Investment Options
Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2	Franklin Rising Dividends VIP Class 2

1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$—	$66,258	$4,994,671	$233,402	$54,134	$8,139,889	$156,325

112,347	47,286	2,761,735	71,846	36,515	4,319,507	181,586

(112,347)	18,972	2,232,936	161,556	17,619	3,820,382	(25,261)

(198,608)	220,993	(369,335)	109,147	174,217	(6,177,975)	906,962
—	280,615	—	—	84,293	—	757,159

(198,608)	501,608	(369,335)	109,147	258,510	(6,177,975)	1,664,121
334,687	(1,039,425)	(35,556,413)	(516,112)	(502,889)	(1,396,703)	(2,266,110)

136,079	(537,817)	(35,925,748)	(406,965)	(244,379)	(7,574,678)	(601,989)

$23,732	$(518,845)	$(33,692,812)	$(245,409)	$(226,760)	$(3,754,296)	$(627,250)

B-21

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Franklin Small Cap Value VIP Class 2	Franklin Growth & Income VIP Class 2

	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	4,887,811	1,860,041
Net asset value per share (NAV)	14.60	14.51

Total Assets ( Shares x NAV)	$71,362,042	$26,989,190

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	31,190	16,064

Net Assets	$71,330,852	$26,973,126

Net Assets: Total
Contract Value in accumulation period	$71,304,479	$26,973,126
Contracts in Payout (annuitization) period	26,373	—

Net Assets	$71,330,852	$26,973,126

Total Units Outstanding	2,568,832	1,923,627

Unit Value (Accumulation, Lowest to Highest)	$19.87 to $29.68	$10.58 to $13.62

Cost of Shares in Underlying Fund	$89,472,079	$28,477,882

(1)Portfolio liquidated as of April 6, 2018 (2)Portfolio liquidated as of March 20, 2017 STATEMENTS OF OPERATIONS

	Franklin Small Cap Value VIP Class 2	Franklin Growth & Income VIP Class 2

	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$771,554	$746,451
Expenses:
Mortality expense risk and administrative charges	1,244,268	401,788

Net investment income/(expense)	(472,714)	344,663

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(198,253)	(233,865)
Reinvested realized gain distributions	13,139,793	823,362

Net realized gain/(loss) on investments	12,941,540	589,497
Net change in unrealized appreciation/(depreciation) of investments	(24,091,408)	(2,556,974)

Net realized and unrealized gain/(loss) from investments	(11,149,868)	(1,967,477)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(11,622,582)	$(1,622,814)

(1)Portfolio liquidated as of March 20, 2017 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-22

Investment Options
MFS Total Return Bond Service Class	MFS Core Equity Service Class	MFS Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Series Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class
(1)	(1)	(1)	(1)	12/31/2018	12/31/2018	12/31/2018

—	—	—	—	2,313,675	48,484	294,647
—	—	—	—	15.91	9.19	21.38

$—	$—	$—	$—	$36,810,562	$445,568	$6,299,550

—	—	—	—	25,019	6,001	6,748

$—	$—	$—	$—	$36,785,543	$439,567	$6,292,802

$—	$—	$—	$—	$36,773,638	$439,567	$6,234,134
—	—	—	—	11,905	—	58,668

$—	$—	$—	$—	$36,785,543	$439,567	$6,292,802

—	—	—	—	1,324,953	29,978	366,328

—	—	—	—	$26.62 to $27.98	$13.94 to $15.02	$15.41 to $17.24

$—	$—	$—	$—	$35,749,907	$470,161	$6,213,358

Investment Options
MFS Total Return Bond Service Class	MFS Core Equity Service Class	MFS Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Series Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class

1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$—	$—	$—	$—	$—	$15,295	$145,256

483,443	1,041	7,816	1,379	648,166	6,430	113,035

(483,443)	(1,041)	(7,816)	(1,379)	(648,166)	8,865	32,221

(3,464,053)	75,833	375,419	39,139	1,152,165	(3,208)	512,123
—	—	—	—	5,936,354	—	334,477

(3,464,053)	75,833	375,419	39,139	7,088,519	(3,208)	846,600
1,404,056	(79,667)	(318,400)	(43,247)	(7,031,741)	(21,950)	(1,408,164)

(2,059,997)	(3,834)	57,019	(4,108)	56,778	(25,158)	(561,564)

$(2,543,440)	$(4,875)	$49,203	$(5,487)	$(591,388)	$(16,293)	$(529,343)

B-23

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	MFS Utilities Service Class	MFS Value Service Class

	12/31/2018	(1)

Assets:
Shares owned in underlying fund	2,952,193	—
Net asset value per share (NAV)	28.86	—

Total Assets ( Shares x NAV)	$85,200,298	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	39,292	—

Net Assets	$85,161,006	$—

Net Assets: Total
Contract Value in accumulation period	$85,147,507	$—
Contracts in Payout (annuitization) period	13,499	—

Net Assets	$85,161,006	$—

Total Units Outstanding	4,202,241	—

Unit Value (Accumulation, Lowest to Highest)	$14.45 to $24.51	—

Cost of Shares in Underlying Fund	$85,816,045	$—

(1)Portfolio liquidated as of April 6, 2018 (2)Portfolio liquidated as of March 20, 2017 STATEMENTS OF OPERATIONS

	MFS Utilities Service Class	MFS Value Service Class

	1/1/2018 to 12/31/2018	1/1/2018 to 4/6/2018

2018 Investment Income
Income:
Reinvested dividends	$783,662	$—
Expenses:
Mortality expense risk and administrative charges	1,337,563	4,253

Net investment income/(expense)	(553,901)	(4,253)

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	1,165,925	108,384
Reinvested realized gain distributions	358,263	—

Net realized gain/(loss) on investments	1,524,188	108,384
Net change in unrealized appreciation/(depreciation) of investments	(1,382,660)	(149,518)

Net realized and unrealized gain/(loss) from investments	141,528	(41,134)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(412,373)	$(45,387)

(1)Portfolio liquidated as of March 20, 2017 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-24

Investment Options
MFS Technology Service Class	MFS International Value Service Class	MFS Blended Research Core Equity Service Class	Oppenheimer Capital Appreciation/VA Service Class	Oppenheimer International Growth/VA Service Class	Oppenheimer Main Street Small Cap/VA Service Class	Oppenheimer Global Strategic Income/VA Service Class

12/31/2018	12/31/2018	12/31/2018	(1)	12/31/2018	12/31/2018	12/31/2018

1,526,401	318,680	959,380	—	2,255,247	10,375,943	65,904,021
16.44	24.60	44.87	—	2.12	20.03	4.80

$25,094,033	$7,839,523	$43,047,393	$—	$4,781,124	$207,830,146	$316,339,300

16,150	12,648	20,463	—	11,963	63,665	85,059

$25,077,883	$7,826,875	$43,026,930	$—	$4,769,161	$207,766,481	$316,254,241

$25,074,384	$7,826,875	$43,026,930	$—	$4,769,161	$207,748,091	$316,244,348
3,499	—	—	—	—	18,390	9,893

$25,077,883	$7,826,875	$43,026,930	$—	$4,769,161	$207,766,481	$316,254,241

1,433,302	588,577	3,887,357	—	464,901	8,587,228	24,503,902

$16.72 to $17.58	$10.45 to $12.82	$10.82 to $11.08	—	$9.27 to $9.86	$20.97 to $33.79	$10.10 to $14.71

$18,000,915	$7,386,146	$46,189,942	$—	$5,313,471	$236,593,826	$350,617,453

Investment Options
MFS Technology Service Class	MFS International Value Service Class	MFS Blended Research Core Equity Service Class	Oppenheimer Capital Appreciation/VA Service Class	Oppenheimer International Growth/VA Service Class	Oppenheimer Main Street Small Cap/VA Service Class	Oppenheimer Global Strategic Income/VA Service Class

1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$—	$81,140	$560,629	$—	$36,056	$150,888	$15,636,337

439,323	115,923	706,211	350,694	79,312	3,694,310	4,965,144

(439,323)	(34,783)	(145,582)	(350,694)	(43,256)	(3,543,422)	10,671,193

3,085,567	145,541	(83,537)	11,674,774	152,998	6,605,806	(9,034,384)
1,648,151	100,878	4,235,038	—	114,283	32,932,479	—

4,733,718	246,419	4,151,501	11,674,774	267,281	39,538,285	(9,034,384)
(3,738,762)	(1,186,656)	(8,278,477)	(13,578,397)	(1,511,789)	(62,085,778)	(22,659,509)

994,956	(940,237)	(4,126,976)	(1,903,623)	(1,244,508)	(22,547,493)	(31,693,893)

$555,633	$(975,020)	$(4,272,558)	$(2,254,317)	$(1,287,764)	$(26,090,915)	$(21,022,700)

B-25

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	PIMCO Low Duration Advisor Class	PIMCO Real Return Advisor Class

	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	145,354	122,872
Net asset value per share (NAV)	10.08	11.85

Total Assets ( Shares x NAV)	$1,465,172	$1,456,032

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	15,788	17,024

Net Assets	$1,449,384	$1,439,008

Net Assets: Total
Contract Value in accumulation period	$1,449,384	$1,439,008
Contracts in Payout (annuitization) period	—	—

Net Assets	$1,449,384	$1,439,008

Total Units Outstanding	130,761	113,457

Unit Value (Accumulation, Lowest to Highest)	$9.50 to $11.51	$9.89 to $13.02

Cost of Shares in Underlying Fund	$1,497,669	$1,639,206

(1) Portfolio liquidated as of April 6, 2018 (2) Portfolio liquidated as of March 20, 2017 STATEMENTS OF OPERATIONS

	PIMCO Low Duration Advisor Class	PIMCO Real Return Advisor Class
	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$36,097	$37,057
Expenses:
Mortality expense risk and administrative charges	31,830	22,248

Net investment income/(expense)	4,267	14,809

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(66,106)	(96,859)
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(66,106)	(96,859)
Net change in unrealized appreciation/(depreciation) of investments	35,939	20,823

Net realized and unrealized gain/(loss) from investments	(30,167)	(76,036)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(25,900)	$(61,227)

(1) Portfolio liquidated as of March 20, 2017 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-26

Investment Options
PIMCO Total Return Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class	Pioneer Equity Income VCT Class II	Pioneer Fund VCT Class II	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II

12/31/2018	12/31/2018	12/31/2018	(1)	(1)	12/31/2018	12/31/2018

29,781,992	128,728	194,806	—	—	9,838,641	6,052,847
10.48	8.92	10.35	—	—	15.35	10.59

$312,115,274	$1,148,258	$2,016,240	$—	$—	$151,023,139	$64,099,654

94,378	9,608	16,113	—	—	41,103	43,770

$312,020,896	$1,138,650	$2,000,127	$—	$—	$150,982,036	$64,055,884

$312,010,614	$1,138,650	$2,000,127	$—	$—	$150,972,881	$64,055,884
10,282	—	—	—	—	9,155	—

$312,020,896	$1,138,650	$2,000,127	$—	$—	$150,982,036	$64,055,884

23,828,459	103,999	195,156	—	—	6,979,086	6,311,045

$10.44 to $13.25	$10.53 to $11.14	$9.90 to $10.23	—	—	$16.00 to $21.90	$9.99 to $10.25

$330,320,986	$1,224,667	$1,971,002	$—	$—	$185,186,162	$66,595,886

Investment Options
PIMCO Total Return Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class	Pioneer Equity Income VCT Class II	Pioneer Fund VCT Class II	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II

1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$9,358,472	$15,336	$53,268	$927,008	$96	$835,444	$2,062,518

5,677,637	17,139	26,863	798,517	96	2,571,967	938,480

3,680,835	(1,803)	26,405	128,491	—	(1,736,523)	1,124,038

(10,211,435)	35,764	(417)	22,050,292	(4,571)	4,939,160	(294,403)
3,773,575	144,553	—	—	—	15,260,893	186,852

(6,437,860)	180,317	(417)	22,050,292	(4,571)	20,200,053	(107,551)
(8,410,633)	(262,364)	(34,778)	(28,971,725)	3,572	(57,509,869)	(2,687,212)

(14,848,493)	(82,047)	(35,195)	(6,921,433)	(999)	(37,309,816)	(2,794,763)

$(11,167,658)	$(83,850)	$(8,790)	$(6,792,942)	$(999)	$(39,046,339)	$(1,670,725)

B-27

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II

	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	712,890	876,598
Net asset value per share (NAV)	18.32	9.64

Total Assets ( Shares x NAV)	$13,060,149	$8,450,401

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	13,629	13,109

Net Assets	$13,046,520	$8,437,292

Net Assets: Total
Contract Value in accumulation period	$13,046,520	$8,437,292
Contracts in Payout (annuitization) period	—	—

Net Assets	$13,046,520	$8,437,292

Total Units Outstanding	950,856	870,570

Unit Value (Accumulation, Lowest to Highest)	$9.29 to $13.62	$9.30 to $9.81

Cost of Shares in Underlying Fund	$14,036,500	$8,872,912

(1) Portfolio liquidated as of April 6, 2018 (2) Portfolio liquidated as of March 20, 2017 STATEMENTS OF OPERATIONS

	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II

	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$767,098	$247,191
Expenses:
Mortality expense risk and administrative charges	717,332	114,870

Net investment income/(expense)	49,766	132,321

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	11,171,694	(39,717)
Reinvested realized gain distributions	8,829,919	—

Net realized gain/(loss) on investments	20,001,613	(39,717)
Net change in unrealized appreciation/(depreciation) of investments	(27,464,163)	(453,628)

Net realized and unrealized gain/(loss) from investments	(7,462,550)	(493,345)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(7,412,784)	$(361,024)

(1) Portfolio liquidated as of March 20, 2017 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-28

Investment Options
Ivy VIP Mid Cap Growth Class II	Ivy VIP Global Bond Class II	Ivy VIP High Income Class II	Putnam VT Equity Income Class IB	Putnam VT Multi Asset Absolute Return Class IB	Putnam VT Small Cap Value Class IB	Putnam VT Multi Cap Core Fund Class IB

(1)	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

—	1,108,958	2,364,621	4,961,824	181,578	748,062	6,044,008
—	4.81	3.34	23.12	9.47	8.86	16.86

$—	$5,331,315	$7,887,430	$114,717,374	$1,719,547	$6,627,825	$101,901,979

—	11,854	12,201	34,884	8,321	17,674	31,549

$—	$5,319,461	$7,875,229	$114,682,490	$1,711,226	$6,610,151	$101,870,430

$—	$5,319,461	$7,875,229	$114,664,289	$1,711,226	$6,610,151	$101,863,909
—	—	—	18,201	—	—	6,521

$—	$5,319,461	$7,875,229	$114,682,490	$1,711,226	$6,610,151	$101,870,430

—	512,928	694,532	4,497,171	174,917	599,740	8,930,195

—	$9.97 to $10.08	$10.03 to $10.95	$24.35 to $25.59	$9.39 to $9.95	$8.40 to $11.43	$11.11 to $11.43

$—	$5,372,855	$8,336,643	$106,988,811	$1,866,044	$9,797,055	$98,074,918

Investment Options
Ivy VIP Mid Cap Growth Class II	Ivy VIP Global Bond Class II	Ivy VIP High Income Class II	Putnam VT Equity Income Class IB	Putnam VT Multi Asset Absolute Return Class IB	Putnam VT Small Cap Value Class IB	Putnam VT Multi Cap Core Fund Class IB

1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$—	$153,501	$546,856	$924,914	$7,087	$33,367	$1,298,543

491,799	72,896	112,333	1,942,197	23,680	107,761	1,730,284

(491,799)	80,605	434,523	(1,017,283)	(16,593)	(74,394)	(431,741)

22,383,564	(25,071)	(90,454)	5,936,886	(6,446)	(161,776)	2,923,275
—	—	—	5,932,379	73,236	2,547,529	11,206,366

22,383,564	(25,071)	(90,454)	11,869,265	66,790	2,385,753	14,129,641
(18,866,158)	(139,880)	(617,464)	(23,012,255)	(221,681)	(4,053,430)	(23,226,548)

3,517,406	(164,951)	(707,918)	(11,142,990)	(154,891)	(1,667,677)	(9,096,907)

$3,025,607	$(84,346)	$(273,395)	$(12,160,273)	$(171,484)	$(1,742,071)	$(9,528,648)

B-29

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	ALPS/ Alerian Energy Infrastructure Class III	ALPS/ Red Rocks Listed Private Equity Class III

	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	278,342	198,949
Net asset value per share (NAV)	7.57	11.07

Total Assets ( Shares x NAV)	$2,107,051	$2,202,365

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	9,492	6,357

Net Assets	$2,097,559	$2,196,008

Net Assets: Total
Contract Value in accumulation period	$2,097,559	$2,196,008
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,097,559	$2,196,008

Total Units Outstanding	256,293	203,321

Unit Value (Accumulation, Lowest to Highest)	$7.85 to $7.85	$10.50 to $10.93

Cost of Shares in Underlying Fund	$2,450,824	$2,149,361

(1) Portfolio liquidated as of April 6, 2018 (2) Portfolio liquidated as of March 20, 2017 STATEMENTS OF OPERATIONS

	ALPS/ Alerian Energy Infrastructure Class III	ALPS/ Red Rocks Listed Private Equity Class III

	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$44,771	$133,884
Expenses:
Mortality expense risk and administrative charges	31,559	32,630

Net investment income/(expense)	13,212	101,254

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(117,518)	32,087
Reinvested realized gain distributions	—	6,766

Net realized gain/(loss) on investments	(117,518)	38,853
Net change in unrealized appreciation/(depreciation) of investments	(434,040)	(488,699)

Net realized and unrealized gain/(loss) from investments	(551,558)	(449,846)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(538,346)	$(348,592)

(1) Portfolio liquidated as of March 20, 2017 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-30

Investment Options
DWS Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Service Shares	Janus Henderson Global Technology Service Shares	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi- Strategy VIT Class II	Western Asset Core Plus VIT Class II

12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

39,146	150,731	5,257,316	477,943	438,567	76,653	7,866,674
12.09	62.99	11.19	11.61	22.81	12.03	5.43

$473,277	$9,494,571	$58,829,368	$5,548,912	$10,003,709	$922,136	$42,716,038

6,369	12,859	33,488	11,765	18,844	7,357	19,532

$466,908	$9,481,712	$58,795,880	$5,537,147	$9,984,865	$914,779	$42,696,506

$466,908	$9,481,712	$58,795,880	$5,537,147	$9,984,865	$914,779	$42,696,506
—	—	—	—	—	—	—

$466,908	$9,481,712	$58,795,880	$5,537,147	$9,984,865	$914,779	$42,696,506

49,622	530,966	3,622,377	445,103	693,898	84,661	4,284,806

$9.03 to $9.35	$17.10 to $18.13	$12.52 to $15.71	$10.50 to $11.94	$12.02 to $14.52	$10.37 to $10.97	$9.82 to $9.97

$519,261	$8,690,045	$43,238,460	$5,685,717	$9,358,301	$932,755	$45,090,168

Investment Options
DWS Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Service Shares	Janus Henderson Global Technology Service Shares	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi- Strategy VIT Class II	Western Asset Core Plus VIT Class II

1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$9,534	$14,152	$735,859	$78,222	$—	$16,313	$1,487,282

5,715	136,441	985,854	79,622	160,201	16,082	617,260

3,819	(122,289)	(249,995)	(1,400)	(160,201)	231	870,022

(8,536)	203,095	5,919,451	48,014	533,659	632	(67,078)
—	520,376	2,221,615	354,077	1,230,818	—	—

(8,536)	723,471	8,141,066	402,091	1,764,477	632	(67,078)
(49,922)	(736,005)	(7,021,792)	(866,448)	(1,225,036)	(93,257)	(2,615,523)

(58,458)	(12,534)	1,119,274	(464,357)	539,441	(92,625)	(2,682,601)

$(54,639)	$(134,823)	$869,279	$(465,757)	$379,240	$(92,394)	$(1,812,579)

B-31

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Merger Fund VL	Mariner Managed Futures Strategy Class II

	12/31/2018	(2)

Assets:
Shares owned in underlying fund	221,883	—
Net asset value per share (NAV)	11.36	—

Total Assets ( Shares x NAV)	$2,520,591	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	7,818	—

Net Assets	$2,512,773	$—

Net Assets: Total
Contract Value in accumulation period	$2,512,773	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,512,773	$—

Total Units Outstanding	231,944	—

Unit Value (Accumulation, Lowest to Highest)	$10.39 to $10.70	—

Cost of Shares in Underlying Fund	$2,390,985	$—

(1) Portfolio liquidated as of April 6, 2018 (2) Portfolio liquidated as of March 20, 2017 STATEMENTS OF OPERATIONS

	Merger Fund VL	Mariner Managed Futures Strategy Class II

	1/1/2018 to 12/31/2018	(1)

2018 Investment Income
Income:
Reinvested dividends	$17,241	$—
Expenses:
Mortality expense risk and administrative charges	31,896	—

Net investment income/(expense)	(14,655)	—

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	4,367	—
Reinvested realized gain distributions	27,621	—

Net realized gain/(loss) on investments	31,988	—
Net change in unrealized appreciation/(depreciation) of investments	118,692	—

Net realized and unrealized gain/(loss) from investments	150,680	—

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$136,025	$—

(1) Portfolio liquidated as of March 20, 2017 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-32

Investment Options
Guggenheim VT Multi- Hedge Strategies	Guggenheim VT Long Short Equity	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Blue Chip Growth Portfolio II	Morgan Stanley Emerging Markets Equity Portfolio Class II	Morgan Stanley Global Infrastructure Portfolio Class II	VanEck VIP Global Hard Assets Service Class

12/31/2018	12/31/2018	12/31/2018	(1)	12/31/2018	12/31/2018	12/31/2018

35,992	113,296	199,912	—	238,286	5,858	65,202
23.57	13.19	38.62	—	14.44	6.76	16.37

$848,323	$1,494,380	$7,720,594	$—	$3,440,855	$39,597	$1,067,357

7,404	7,791	12,744	—	9,804	468	8,536

$840,919	$1,486,589	$7,707,850	$—	$3,431,051	$39,129	$1,058,821

$840,919	$1,486,589	$7,707,850	$—	$3,431,051	$39,129	$1,058,821
—	—	—	—	—	—	—

$840,919	$1,486,589	$7,707,850	$—	$3,431,051	$39,129	$1,058,821

86,396	140,048	407,315	—	348,268	4,021	182,364

$9.32 to $9.88	$10.17 to $10.78	$11.45 to $18.68	—	$9.45 to $9.78	$9.67 to $9.77	$5.53 to $7.47

$858,024	$1,711,485	$7,664,240	$—	$3,276,125	$45,028	$1,368,663

Investment Options
Guggenheim VT Multi- Hedge Strategies	Guggenheim VT Long Short Equity	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Blue Chip Growth Portfolio II	Morgan Stanley Emerging Markets Equity Portfolio Class II	Morgan Stanley Global Infrastructure Portfolio Class II	VanEck VIP Global Hard Assets Service Class

1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$—	$—	$—	$—	$16,609	$1,176	$—

10,811	21,043	118,942	201,504	51,042	353	16,861

(10,811)	(21,043)	(118,942)	(201,504)	(34,433)	823	(16,861)

3,405	9,724	85,962	16,494,704	22,170	—	(23,623)
—	236,503	467,834	—	—	1,600	—

3,405	246,227	553,796	16,494,704	22,170	1,600	(23,623)
(48,837)	(477,123)	(366,892)	(14,659,919)	(796,784)	(5,797)	(405,297)

(45,432)	(230,896)	186,904	1,834,785	(774,614)	(4,197)	(428,920)

$(56,243)	$(251,939)	$67,962	$1,633,281	$(809,047)	$(3,374)	$(445,781)

B-33

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Virtus Duff & Phelps Real Estate Securities Series	American Funds Insurance Series Asset Allocation Class 4

	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	210,579	76,224
Net asset value per share (NAV)	16.40	20.99

Total Assets ( Shares x NAV)	$3,453,503	$1,599,950

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	10,385	5,398

Net Assets	$3,443,118	$1,594,552

Net Assets: Total
Contract Value in accumulation period	$3,443,118	$1,594,552
Contracts in Payout (annuitization) period	—	—

Net Assets	$3,443,118	$1,594,552

Total Units Outstanding	271,772	154,728

Unit Value (Accumulation, Lowest to Highest)	$9.41 to $12.32	$10.23 to $10.33

Cost of Shares in Underlying Fund	$4,592,805	$1,711,519

(1) Portfolio liquidated as of April 6, 2018 (2) Portfolio liquidated as of March 20, 2017 STATEMENTS OF OPERATIONS

	Virtus Duff & Phelps Real Estate Securities Series	American Funds Insurance Series Asset Allocation Class 4

	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$60,816	$21,415
Expenses:
Mortality expense risk and administrative charges	51,349	10,831

Net investment income/(expense)	9,467	10,584

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(284,563)	240
Reinvested realized gain distributions	282,522	57,595

Net realized gain/(loss) on investments	(2,041)	57,835
Net change in unrealized appreciation/(depreciation) of investments	(315,442)	(148,803)

Net realized and unrealized gain/(loss) from investments	(317,483)	(90,968)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(308,016)	$(80,384)

(1) Portfolio liquidated as of March 20, 2017 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-34

Investment Options
American Funds Insurance Series Bond Class 4	American Funds Insurance Series Global Growth Class 4	American Funds Insurance Series Global Growth and Income Class 4	American Funds Insurance Series Growth Class 4	American Funds Insurance Series Growth and Income Class 4	American Funds Insurance Series US Government/ AAA-Rated Securities Class 4

12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

16,698	13,427	16,686	10,671	13,537	19,003
10.33	25.39	12.81	68.64	44.47	11.84

$172,492	$340,899	$213,744	$732,465	$602,006	$224,991

1,359	3,564	2,658	5,793	6,906	1,347

$171,133	$337,335	$211,086	$726,672	$595,100	$223,644

$171,133	$337,335	$211,086	$726,672	$595,100	$223,644
—	—	—	—	—	—

$171,133	$337,335	$211,086	$726,672	$595,100	$223,644

17,314	31,785	20,365	63,450	53,900	22,724

$9.86 to $9.94	$10.56 to $10.66	$10.31 to $10.42	$11.40 to $11.50	$10.89 to $11.12	$9.82 to $9.90

$176,206	$387,717	$255,154	$792,915	$664,462	$227,708

Investment Options
American Funds Insurance Series Bond Class 4	American Funds Insurance Series Global Growth Class 4	American Funds Insurance Series Global Growth and Income Class 4	American Funds Insurance Series Growth Class 4	American Funds Insurance Series Growth and Income Class 4	American Funds Insurance Series US Government/ AAA-Rated Securities Class 4

1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$3,693	$1,799	$3,537	$2,092	$9,063	$3,338

1,275	2,763	2,109	7,571	7,435	1,139

2,418	(964)	1,428	(5,479)	1,628	2,199

(40)	—	—	(4,315)	550	(25)
158	23,484	17,832	78,517	46,945	—

118	23,484	17,832	74,202	47,495	(25)
(3,049)	(60,962)	(45,996)	(88,463)	(85,334)	(1,019)

(2,931)	(37,478)	(28,164)	(14,261)	(37,839)	(1,044)

$(513)	$(38,442)	$(26,736)	$(19,740)	$(36,211)	$1,155

B-35

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Core Plus Fixed Income VIP	Guardian Diversified Research VIP

	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(162,930)	$(149,025)
Net realized gain/(loss) from sale of investments	2,281	129,151
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	399,852	1,790,776

Net increase/(decrease) resulting from operations	239,203	1,770,902

2017 Contract Transactions
Contract purchase payments	6,358,392	5,693,162
Transfers between investment divisions, net	1,263,992	(355,062)
Transfers on account of death	(41,456)	(35,680)
Transfers for annuity benefits, surrenders and partial withdrawals	(132,526)	(130,211)
Contract fees	(315)	(264)
Transfers–rider fees and other	(78,689)	(70,723)

Net increase/(decrease) from contract transactions	7,369,398	5,101,222

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	7,608,601	6,872,124
Net Assets at December 31, 2016	5,416,882	4,944,302

Net Assets at December 31, 2017	$13,025,483	$11,816,426

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(4,014,380)	$(1,819,625)
Net realized gain/(loss) from sale of investments	(200,870)	1,857,946
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	390,146	(8,996,618)

Net increase/(decrease) resulting from operations	(3,825,104)	(8,958,297)

2018 Contract Transactions
Contract purchase payments	898,421	192,664
Transfers between investment divisions, net	363,348,746	152,747,347
Transfers on account of death	(2,167,624)	(460,425)
Transfers for annuity benefits, surrenders and partial withdrawals	(12,553,434)	(5,693,105)
Contract fees	(21,230)	(9,665)
Transfers–rider fees and other	(4,314,706)	(2,058,557)

Net increase/(decrease) from contract transactions	345,190,173	144,718,259

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	341,365,069	135,759,962
Net Assets at December 31, 2017	13,025,483	11,816,426

Net Assets at December 31, 2018	$354,390,552	$147,576,388

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-36

Investment Options
Guardian Growth & Income VIP	Guardian Integrated Research VIP	Guardian International Growth VIP	Guardian International Value VIP	Guardian Large Cap Disciplined Growth VIP	Guardian Large Cap Disciplined Value VIP	Guardian Large Cap Fundamental Growth VIP

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$(122,208)	$(141,911)	$(42,942)	$(137,173)	$(101,488)	$(186,436)	$(144,286)
101,636	70,206	72,714	83,218	119,961	131,878	123,810
—	—	—	—	—	—	—
1,502,969	1,632,779	686,099	1,861,189	1,522,474	2,149,874	2,022,358

1,482,397	1,561,074	715,871	1,807,234	1,540,947	2,095,316	2,001,882

4,694,910	5,438,360	1,653,144	5,280,031	3,889,210	7,156,599	5,477,084
43,600	2,879	(357,800)	(391,037)	(440,827)	(18,736)	(367,879)
(27,662)	(32,756)	(10,055)	(29,333)	(22,431)	(42,910)	(32,898)
(110,526)	(129,151)	(36,886)	(126,419)	(91,694)	(168,797)	(129,317)
(215)	(247)	(71)	(236)	(173)	(329)	(254)
(58,353)	(67,719)	(19,756)	(65,041)	(47,480)	(88,529)	(68,901)

4,541,754	5,211,366	1,228,576	4,667,965	3,286,605	6,837,298	4,877,835

—	—	—	—	—	—	—

6,024,151	6,772,440	1,944,447	6,475,199	4,827,552	8,932,614	6,879,717
4,100,017	4,666,394	1,360,440	4,460,210	3,235,804	6,285,119	4,678,701

$10,124,168	$11,438,834	$3,304,887	$10,935,409	$8,063,356	$15,217,733	$11,558,418

$(2,011,265)	$(156,306)	$(1,524,278)	$(2,438,688)	$(1,078,182)	$(2,331,091)	$(2,719,300)
1,910,253	219,727	11,099	(952,722)	1,759,277	1,994,384	4,388,734
—	—	—	—	—	—	—
(10,703,917)	(1,080,207)	(27,200,972)	(34,503,675)	(2,113,113)	(19,151,462)	(6,167,562)

(10,804,929)	(1,016,786)	(28,714,151)	(37,895,085)	(1,432,018)	(19,488,169)	(4,498,128)

236,696	45,037	322,837	308,175	458,278	819,631	528,469
172,091,177	(378,955)	163,433,646	252,159,059	87,741,534	198,837,359	227,718,008
(505,982)	(4,880)	(369,254)	(675,824)	(322,556)	(756,431)	(1,618,765)
(6,908,575)	(122,282)	(5,142,149)	(14,277,862)	(12,791,123)	(6,805,335)	(13,529,548)
(11,499)	(577)	(7,370)	(10,880)	(13,080)	(10,944)	(15,833)
(2,221,855)	(149,276)	(1,693,098)	(2,472,393)	(582,526)	(2,573,229)	(2,729,627)

162,679,962	(610,933)	156,544,612	235,030,275	74,490,527	189,511,051	210,352,704

—	—	—	—	—	—	—

151,875,033	(1,627,719)	127,830,461	197,135,190	73,058,509	170,022,882	205,854,576
10,124,168	11,438,834	3,304,887	10,935,409	8,063,356	15,217,733	11,558,418

$161,999,201	$9,811,115	$131,135,348	$208,070,599	$81,121,865	$185,240,615	$217,412,994

B-37

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Mid Cap Relative Value VIP	Guardian Mid Cap Traditional Growth VIP

	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(120,503)	$(102,277)
Net realized gain/(loss) from sale of investments	38,283	145,840
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	870,656	1,485,806

Net increase/(decrease) resulting from operations	788,436	1,529,369

2017 Contract Transactions
Contract purchase payments	4,658,179	3,937,944
Transfers between investment divisions, net	536,862	(538,070)
Transfers on account of death	(27,676)	(22,321)
Transfers for annuity benefits, surrenders and partial withdrawals	(110,566)	(92,510)
Contract fees	(214)	(176)
Transfers–rider fees and other	(58,073)	(48,004)

Net increase/(decrease) from contract transactions	4,998,512	3,236,863

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	5,786,948	4,766,232
Net Assets at December 31, 2016	4,103,278	3,273,578

Net Assets at December 31, 2017	$9,890,226	$8,039,810

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(2,497,528)	$(1,393,236)
Net realized gain/(loss) from sale of investments	688,171	2,309,605
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(24,979,361)	(8,346,531)

Net increase/(decrease) resulting from operations	(26,788,718)	(7,430,162)

2018 Contract Transactions
Contract purchase payments	549,650	401,210
Transfers between investment divisions, net	231,096,062	115,188,886
Transfers on account of death	(747,373)	(406,707)
Transfers for annuity benefits, surrenders and partial withdrawals	(8,031,843)	(4,334,077)
Contract fees	(12,852)	(6,080)
Transfers–rider fees and other	(2,718,865)	(1,440,744)

Net increase/(decrease) from contract transactions	220,134,779	109,402,488

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	193,346,061	101,972,326
Net Assets at December 31, 2017	9,890,226	8,039,810

Net Assets at December 31, 2018	$203,236,287	$110,012,136

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-38

Investment Options
Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$(1,549,164)	$179,079	$575,054	$(30,726)	$(310,279)	$130,869	$(124,191)
15,074,232	5,941,852	(188,717)	(499,398)	884,318	(564,744)	(437,442)
—	123,344	—	—	—	—	—
47,246,073	3,974,881	702,682	984,203	5,248,612	9,484,110	5,676,251

60,771,141	10,219,156	1,089,019	454,079	5,822,651	9,050,235	5,114,618

1,096,913	288,598	117,167	1,279,855	100,830	178,652	107,556
(16,554,241)	595,700	863,455	36,452,128	(722,681)	(3,166,410)	(208,577)
(1,402,681)	(182,442)	(61,288)	(1,387,738)	(45,090)	(157,758)	(99,907)
(27,297,246)	(6,458,362)	(2,346,288)	(14,086,193)	(2,373,831)	(7,953,657)	(1,980,135)
(33,076)	(9,365)	(2,581)	(23,663)	(4,143)	(6,967)	(4,621)
(5,233,249)	(226,480)	(101,212)	(3,973,670)	(49,263)	(349,507)	(11,393)

(49,423,580)	(5,992,351)	(1,530,747)	18,260,719	(3,094,178)	(11,455,647)	(2,197,077)

—	—	—	—	—	—	—

11,347,561	4,226,805	(441,728)	18,714,798	2,728,473	(2,405,412)	2,917,541
387,477,677	54,116,650	13,653,691	261,236,824	17,461,775	42,148,752	13,388,929

$398,825,238	$58,343,455	$13,211,963	$279,951,622	$20,190,248	$39,743,340	$16,306,470

$(5,144,885)	$(727,928)	$(122,955)	$(2,621,438)	$(312,189)	$(232,464)	$(107,974)
22,970,958	4,713,435	(150,779)	(987,010)	781,322	(46,220)	378,625
36,432,536	3,347,337	—	—	2,890,044	270,000	1,045,281
(88,639,088)	(10,300,090)	175,096	2,325,800	(4,794,118)	(4,313,554)	(4,119,634)

(34,380,479)	(2,967,246)	(98,638)	(1,282,648)	(1,434,941)	(4,322,238)	(2,803,702)

716,218	262,002	34,981	693,118	78,417	111,676	61,006
(10,412,082)	(787,050)	(461,692)	454,315	(509,932)	1,797,274	(226,697)
(1,723,222)	(175,072)	(65,170)	(1,734,605)	(54,236)	(226,005)	(28,048)
(35,125,334)	(5,405,547)	(1,909,600)	(20,966,215)	(2,725,779)	(5,760,461)	(2,546,311)
(30,587)	(8,834)	(2,329)	(22,497)	(4,214)	(6,121)	(4,289)
(5,229,908)	(213,013)	(90,861)	(4,042,301)	(56,162)	(304,357)	(10,230)

(51,804,915)	(6,327,514)	(2,494,671)	(25,618,185)	(3,271,906)	(4,387,994)	(2,754,569)

—	—	—	—	—	—	—

(86,185,394)	(9,294,760)	(2,593,309)	(26,900,833)	(4,706,847)	(8,710,232)	(5,558,271)
398,825,238	58,343,455	13,211,963	279,951,622	20,190,248	39,743,340	16,306,470

$312,639,844	$49,048,695	$10,618,654	$253,050,789	$15,483,401	$31,033,108	$10,748,199

B-39

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset

	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$4,535,434	$(90,490)
Net realized gain/(loss) from sale of investments	(2,396,411)	302,111
Reinvested realized gain distributions	—	778,009
Net change in unrealized appreciation/(depreciation) of investments	11,274,447	182,529

Net increase/(decrease) resulting from operations	13,413,470	1,172,159

2017 Contract Transactions
Contract purchase payments	1,918,470	29,996
Transfers between investment divisions, net	62,270,724	(42,457)
Transfers on account of death	(2,422,393)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(44,432,062)	(1,032,530)
Contract fees	(47,980)	(2,750)
Transfers–rider fees and other	(6,736,854)	(9,082)

Net increase/(decrease) from contract transactions	10,549,905	(1,056,823)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	23,963,375	115,336
Net Assets at December 31, 2016	479,580,658	6,719,186

Net Assets at December 31, 2017	$503,544,033	$6,834,522

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(4,100,696)	$(76,174)
Net realized gain/(loss) from sale of investments	(6,266,630)	65,686
Reinvested realized gain distributions	89,439	512,370
Net change in unrealized appreciation/(depreciation) of investments	415,170	(1,224,682)

Net increase/(decrease) resulting from operations	(9,862,717)	(722,800)

2018 Contract Transactions
Contract purchase payments	938,684	24,385
Transfers between investment divisions, net	14,512,293	(340,481)
Transfers on account of death	(3,131,848)	(290)
Transfers for annuity benefits, surrenders and partial withdrawals	(47,222,055)	(999,507)
Contract fees	(44,230)	(2,580)
Transfers–rider fees and other	(6,688,413)	(7,704)

Net increase/(decrease) from contract transactions	(41,635,569)	(1,326,177)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(51,498,286)	(2,048,977)
Net Assets at December 31, 2017	503,544,033	6,834,522

Net Assets at December 31, 2018	$452,045,747	$4,785,545

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-40

Investment Options
Value Line Centurion	Value Line Strategic Asset Management Trust	Value Line VIP Equity Advantage	Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 4/6/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$(14,139)	$(60,704)	$(22,883)	$(111,755)	$(14,322)	$7,659	$8,096
158,767	665,915	46,673	1,001,466	(11,446)	17,069	(15,907)
—	450,558	66,275	571,464	—	8,177	—
23,002	(195,307)	313,155	201,702	156,688	18,359	13,460

167,630	860,462	403,220	1,662,877	130,920	51,264	5,649

3,695	36,293	373,615	6,587	10,404	56,026	36,415
(27,395)	(235,437)	186,164	(505,888)	(33,146)	(5,658)	(96,803)
—	—	(224,187)	(16,130)	(24,986)	(8,465)	(15,194)
(291,268)	(2,125,515)	(70,305)	(909,717)	(185,511)	(42,423)	(486,589)
(247)	(2,377)	—	(1,934)	(321)	(124)	(1,195)
(3,099)	(12,582)	30	(37,095)	(1,908)	(779)	(17,867)

(318,314)	(2,339,618)	265,317	(1,464,177)	(235,468)	(1,423)	(581,233)

—	—	—	—	—	—	—

(150,684)	(1,479,156)	668,537	198,700	(104,548)	49,841	(575,584)
1,115,590	6,536,466	1,814,782	7,020,829	957,082	443,559	2,945,575

$964,906	$5,057,310	$2,483,319	$7,219,529	$852,534	$493,400	$2,369,991

$(12,658)	$(37,123)	$106,152	$(29,459)	$(10,569)	$9,888	$7,017
54,575	23,908	120,516	2,535,359	(4,237)	(489)	(22,946)
—	530,763	165,776	—	79,230	5,428	—
(54,253)	(567,700)	(717,446)	(2,357,260)	(225,831)	(47,543)	(15,317)

(12,336)	(50,152)	(325,002)	148,640	(161,407)	(32,716)	(31,246)

820	28,251	97,351	4,450	4,224	6,930	9,106
25,315	26,988	(73,909)	(6,983,813)	(5,797)	36,518	(12,343)
—	—	(185,388)	—	—	—	(13,909)
(39,935)	(724,029)	(69,782)	(381,923)	(71,396)	(112,516)	(418,974)
(201)	(1,990)	—	(529)	(309)	(124)	(984)
(2,229)	(5,235)	(800)	(6,354)	(1,317)	(761)	(17,167)

(16,230)	(676,015)	(232,528)	(7,368,169)	(74,595)	(69,953)	(454,271)

—	—	—	—	—	—	—

(28,566)	(726,167)	(557,530)	(7,219,529)	(236,002)	(102,669)	(485,517)
964,906	5,057,310	2,483,319	7,219,529	852,534	493,400	2,369,991

$936,340	$4,331,143	$1,925,789	$—	$616,532	$390,731	$1,884,474

B-41

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II

	1/1/2017 to 4/6/2018	1/1/2017 to 4/6/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(574,109)	$(1,046,180)
Net realized gain/(loss) from sale of investments	146,337	2,736,964
Reinvested realized gain distributions	1,047,762	8,310,823
Net change in unrealized appreciation/(depreciation) of investments	5,483,285	6,946,700

Net increase/(decrease) resulting from operations	6,103,275	16,948,307

2017 Contract Transactions
Contract purchase payments	175,218	430,491
Transfers between investment divisions, net	(1,677,517)	1,146,856
Transfers on account of death	(136,943)	(453,872)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,666,877)	(4,644,015)
Contract fees	(4,759)	(12,803)
Transfers–rider fees and other	(772,078)	(2,560,234)

Net increase/(decrease) from contract transactions	(4,082,956)	(6,093,577)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	2,020,319	10,854,730
Net Assets at December 31, 2016	48,909,861	153,365,699

Net Assets at December 31, 2017	$50,930,180	$164,220,429

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(192,842)	$(620,723)
Net realized gain/(loss) from sale of investments	644,362	4,696,475
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(2,469,212)	(8,709,207)

Net increase/(decrease) resulting from operations	(2,017,692)	(4,633,455)

2018 Contract Transactions
Contract purchase payments	35,178	101,744
Transfers between investment divisions, net	(48,036,479)	(156,910,499)
Transfers on account of death	(67,610)	(225,875)
Transfers for annuity benefits, surrenders and partial withdrawals	(614,750)	(1,791,428)
Contract fees	(1,269)	(3,606)
Transfers–rider fees and other	(227,558)	(757,310)

Net increase/(decrease) from contract transactions	(48,912,488)	(159,586,974)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(50,930,180)	(164,220,429)
Net Assets at December 31, 2017	50,930,180	164,220,429

Net Assets at December 31, 2018	$—	$—

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-42

Investment Options
Invesco V.I. International Growth Series II	Invesco V.I. Small Cap Equity Series II	Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S

1/1/2017 to 4/6/2018	1/1/2017 to 12/31/2018	1/1/2017 to 4/6/2018	1/1/2017 to 4/6/2018	1/1/2017 to 4/6/2018	1/1/2017 to 12/31/2018	1/1/2017 to 4/6/2018

$(343,558)	$(830,603)	$865,153	$(429,205)	$(17,413)	$207,988	$(47,071)
4,481,251	(715,666)	10,022,032	743,025	627,776	(74,704)	257,031
—	2,664,687	7,532,855	589,775	237,176	463,341	181,689
23,257,305	5,405,049	7,917,714	3,072,198	(170,660)	85,060	334,749

27,394,998	6,523,467	26,337,754	3,975,793	676,879	681,685	726,398

467,008	187,009	466,546	143,577	23,610	404,116	15,628
(6,211,279)	(4,077,402)	(17,426,039)	(1,135,070)	(222,732)	(23,786)	34,123
(436,872)	(159,441)	(499,882)	(135,060)	(20,317)	(621,021)	—
(3,837,028)	(1,587,051)	(5,153,225)	(1,402,780)	(1,030,070)	(105,652)	(576,268)
(10,443)	(4,701)	(14,084)	(4,213)	(2,102)	—	(1,131)
(2,238,191)	(898,179)	(2,827,574)	(765,917)	(17,022)	910	(3,128)

(12,266,805)	(6,539,765)	(25,454,258)	(3,299,463)	(1,268,633)	(345,433)	(530,776)

—	—	—	—	—	—	—

15,128,193	(16,298)	883,496	676,330	(591,754)	336,252	195,622
133,399,097	57,955,912	182,372,579	51,252,976	6,142,904	8,389,561	2,730,066

$148,527,290	$57,939,614	$183,256,075	$51,929,306	$5,551,150	$8,725,813	$2,925,688

$(564,778)	$(799,632)	$(686,695)	$(198,404)	$(21,554)	$(1,049)	$(12,622)
24,000,833	(686,670)	31,190,383	3,739,994	380,027	(303,852)	185,378
—	3,801,844	—	—	—	749,427	—
(26,376,175)	(11,120,458)	(36,710,734)	(3,691,214)	(563,059)	(1,098,465)	(157,506)

(2,940,120)	(8,804,916)	(6,207,046)	(149,624)	(204,586)	(653,939)	15,250

111,787	108,348	106,610	34,739	3,543	279,561	5,479
(143,537,758)	(259,405)	(174,123,034)	(50,938,006)	(4,968,577)	(716,464)	(2,843,479)
(162,480)	(237,884)	(250,654)	(69,179)	—	(393,118)	(13,822)
(1,381,612)	(2,647,831)	(1,946,409)	(575,834)	(377,401)	(119,447)	(87,647)
(2,734)	(4,514)	(3,991)	(1,220)	(565)	—	(227)
(614,373)	(925,201)	(831,551)	(230,182)	(3,564)	306	(1,242)

(145,587,170)	(3,966,487)	(177,049,029)	(51,779,682)	(5,346,564)	(949,162)	(2,940,938)

—	—	—	—	—	—	—

(148,527,290)	(12,771,403)	(183,256,075)	(51,929,306)	(5,551,150)	(1,603,101)	(2,925,688)
148,527,290	57,939,614	183,256,075	51,929,306	5,551,150	8,725,813	2,925,688

$—	$45,168,211	$—	$—	$—	$7,122,712	$—

B-43

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B

	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(537,747)	$(29,819)
Net realized gain/(loss) from sale of investments	1,824,072	194,885
Reinvested realized gain distributions	20,083,332	108,281
Net change in unrealized appreciation/(depreciation) of investments	14,972,993	210,129

Net increase/(decrease) resulting from operations	36,342,650	483,476

2017 Contract Transactions
Contract purchase payments	468,382	2,208
Transfers between investment divisions, net	(9,581,810)	44,182
Transfers on account of death	(825,174)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(13,010,999)	(345,478)
Contract fees	(17,254)	(489)
Transfers–rider fees and other	(3,324,256)	(6,180)

Net increase/(decrease) from contract transactions	(26,291,111)	(305,757)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	10,051,539	177,719
Net Assets at December 31, 2016	231,081,762	1,702,339

Net Assets at December 31, 2017	$241,133,301	$1,880,058

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,562,237)	$(30,841)
Net realized gain/(loss) from sale of investments	3,387,179	152,889
Reinvested realized gain distributions	25,009,418	238,678
Net change in unrealized appreciation/(depreciation) of investments	(40,715,205)	(343,246)

Net increase/(decrease) resulting from operations	(13,880,845)	17,480

2018 Contract Transactions
Contract purchase payments	385,375	7,258
Transfers between investment divisions, net	(13,978,182)	109,433
Transfers on account of death	(977,080)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(19,591,715)	(294,909)
Contract fees	(16,072)	(546)
Transfers–rider fees and other	(3,335,993)	(7,004)

Net increase/(decrease) from contract transactions	(37,513,667)	(185,768)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(51,394,512)	(168,288)
Net Assets at December 31, 2017	241,133,301	1,880,058

Net Assets at December 31, 2018	$189,738,789	$1,711,770

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-44

Investment Options
AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B	AB VPS Value Class B	AB VPS Dynamic Asset Allocation Class B	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Advantage Large Cap Core V.I. Class III

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 4/6/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$(15,076)	$893	$(5,102)	$15,715	$(2,887,385)	$(15,475)	$(1,458,422)
58,360	(294,866)	136,415	7,467	4,668,583	6,883	15,182,496
—	188,805	—	—	21,844,305	56,362	90,396,727
279,193	269,637	(29,343)	384,432	29,271,275	500,946	(43,354,773)

322,477	164,469	101,970	407,614	52,896,778	548,716	60,766,028

4,588	28,161	8,097	48,553	633,853	143,910	858,002
50,282	(169,921)	(109,435)	125,521	(22,335,587)	(37,863)	(28,451,653)
—	(16,071)	(10,539)	(35,162)	(639,363)	(232,021)	(1,148,196)
(73,064)	(415,760)	(128,001)	(44,500)	(5,797,706)	(183,261)	(14,159,640)
(426)	(1,300)	(266)	(160)	(12,928)	(1,325)	(23,687)
(3,339)	(7,131)	(4,291)	(9,666)	(2,985,510)	1,636	(4,878,298)

(21,959)	(582,022)	(244,435)	84,586	(31,137,241)	(308,924)	(47,803,472)

—	—	—	—	—	—	—

300,518	(417,553)	(142,465)	492,200	21,759,537	239,792	12,962,556
948,587	3,711,056	1,056,517	3,146,082	179,514,680	4,649,136	326,209,196

$1,249,105	$3,293,503	$914,052	$3,638,282	$201,274,217	$4,888,928	$339,171,752

$(17,287)	$4,000	$(3,223)	$13,432	$(1,894,168)	$(30,208)	$(907,414)
96,719	(163,670)	243,700	45,590	16,442,167	4,515	10,278,246
—	119,654	—	4,543	29,840,835	191,052	39,623,503
(207,056)	(144,942)	(288,930)	(360,444)	(38,536,056)	(563,732)	(67,144,087)

(127,624)	(184,958)	(48,453)	(296,879)	5,852,778	(398,373)	(18,149,752)

3,387	28,715	2,750	266,775	286,044	145,075	641,106
(22,933)	51,780	(856,296)	(14,311)	(106,583,970)	6,575	(17,514,932)
(8,484)	(9,272)	—	(640,492)	(485,286)	(45,012)	(1,356,468)
(162,682)	(416,115)	(11,542)	(69,409)	(6,634,347)	(637,378)	(24,024,650)
(415)	(1,136)	(61)	(139)	(7,572)	(1,089)	(22,407)
(4,715)	(5,602)	(450)	(11,392)	(2,000,963)	(5)	(4,936,967)

(195,842)	(351,630)	(865,599)	(468,968)	(115,426,094)	(531,834)	(47,214,318)

—	—	—	—	—	—	—

(323,466)	(536,588)	(914,052)	(765,847)	(109,573,316)	(930,207)	(65,364,070)
1,249,105	3,293,503	914,052	3,638,282	201,274,217	4,888,928	339,171,752

$925,639	$2,756,915	$—	$2,872,435	$91,700,901	$3,958,721	$273,807,682

B-45

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	BlackRock Advantage Large Cap Value V.I. Class III	Columbia Variable Portfolio- Asset Allocation Class 2

	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(4,899)	$487
Net realized gain/(loss) from sale of investments	58,308	122,827
Reinvested realized gain distributions	281,591	1,510
Net change in unrealized appreciation/(depreciation) of investments	(164,924)	32,210

Net increase/(decrease) resulting from operations	170,076	157,034

2017 Contract Transactions
Contract purchase payments	6,033	22,023
Transfers between investment divisions, net	(27,294)	(42,245)
Transfers on account of death	—	(13,624)
Transfers for annuity benefits, surrenders and partial withdrawals	(279,028)	(697,483)
Contract fees	(315)	(502)
Transfers–rider fees and other	160	(798)

Net increase/(decrease) from contract transactions	(300,444)	(732,629)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(130,368)	(575,595)
Net Assets at December 31, 2016	1,265,083	1,239,167

Net Assets at December 31, 2017	$1,134,715	$663,572

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$13,325	$(1,192)
Net realized gain/(loss) from sale of investments	(85,317)	9,080
Reinvested realized gain distributions	168,377	45,435
Net change in unrealized appreciation/(depreciation) of investments	(229,560)	(91,320)

Net increase/(decrease) resulting from operations	(133,175)	(37,997)

2018 Contract Transactions
Contract purchase payments	14,547	1,935
Transfers between investment divisions, net	708,405	46,806
Transfers on account of death	—	(8,079)
Transfers for annuity benefits, surrenders and partial withdrawals	(283,410)	(73,964)
Contract fees	(276)	(413)
Transfers–rider fees and other	112	(832)

Net increase/(decrease) from contract transactions	439,378	(34,547)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	306,203	(72,544)
Net Assets at December 31, 2017	1,134,715	663,572

Net Assets at December 31, 2018	$1,440,918	$591,028

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-46

Investment Options
Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2	Columbia Variable Portfolio- Large Cap Growth Class 2	CTIVPSM - Loomis Sayles Growth Fund	CTIVPSM -AQR Managed Futures Strategy Fund	Davis Financial	Davis Real Estate

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 4/6/2018	1/1/2017 to 4/6/2018	5/1/2018 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$(1,351,667)	$(6,863)	$(2,787)	$(9,805)	$(192)	$(20,420)	$(9,542)
5,120,837	2,084	(3,815)	(4,285)	—	201,783	259,637
7,869,111	23,134	—	—	—	191,076	87,861
2,468,664	79,256	40,004	166,905	1,218	32,570	(162,029)

14,106,945	97,611	33,402	152,815	1,026	405,009	175,927

391,837	45,902	442	920	46,651	41,275	18,251
(15,786,102)	19,979	84,611	6,371	—	79,598	(44,117)
(530,651)	(6,231)	—	—	—	—	—
(5,115,965)	(72,427)	(10,609)	(179,501)	—	(446,550)	(462,210)
(8,898)	(135)	(80)	(89)	—	(789)	(1,254)
(1,691,535)	(539)	—	(1,313)	—	(1,794)	(5,047)

(22,741,314)	(13,451)	74,364	(173,612)	46,651	(328,260)	(494,377)

—	—	—	—	—	—	—

(8,634,369)	84,160	107,766	(20,797)	47,677	76,749	(318,450)
129,019,664	345,528	77,577	519,895	—	2,196,071	2,987,248

$120,385,295	$429,688	$185,343	$499,098	$47,677	$2,272,820	$2,668,798

$(1,439,088)	$(6,112)	$(716)	$(1,889)	$(484)	$(5,173)	$26,999
1,766,762	11,108	25,546	(54,509)	—	51,627	185,640
16,941,489	66,573	—	—	—	249,721	105,761
(39,089,413)	(90,048)	(24,242)	46,199	(3,747)	(532,986)	(474,707)

(21,820,250)	(18,479)	588	(10,199)	(4,231)	(236,811)	(156,307)

263,616	531	139	—	560	5,798	17,070
3,212,499	38,117	(182,827)	(454,900)	—	(35,362)	(99,229)
(573,482)	(1,339)	—	—	—	—	—
(7,918,409)	(51,366)	(3,227)	(33,557)	—	(353,697)	(352,556)
(8,378)	(124)	(16)	(28)	—	(616)	(1,050)
(1,696,247)	(269)	—	(414)	—	(3,878)	(5,046)

(6,720,401)	(14,450)	(185,931)	(488,899)	560	(387,755)	(440,811)

—	—	—	—	—	—	—

(28,540,651)	(32,929)	(185,343)	(499,098)	(3,671)	(624,566)	(597,118)
120,385,295	429,688	185,343	499,098	47,677	2,272,820	2,668,798

$91,844,644	$396,759	$—	$—	$44,006	$1,648,254	$2,071,680

B-47

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Davis Value	Wells Fargo VT International Equity Class 2

	1/1/2017 to 12/31/2018	1/1/2017 to 4/6/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(359,396)	$3,163,911
Net realized gain/(loss) from sale of investments	(773,473)	626,172
Reinvested realized gain distributions	3,380,320	—
Net change in unrealized appreciation/(depreciation) of investments	6,044,981	43,733,105

Net increase/(decrease) resulting from operations	8,292,432	47,523,188

2017 Contract Transactions
Contract purchase payments	140,665	479,675
Transfers between investment divisions, net	(2,723,005)	(15,763,050)
Transfers on account of death	(161,473)	(821,243)
Transfers for annuity benefits, surrenders and partial withdrawals	(8,629,517)	(11,337,317)
Contract fees	(6,655)	(16,075)
Transfers–rider fees and other	(375,797)	(3,463,941)

Net increase/(decrease) from contract transactions	(11,755,782)	(30,921,951)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(3,463,350)	16,601,237
Net Assets at December 31, 2016	45,673,988	222,974,923

Net Assets at December 31, 2017	$42,210,638	$239,576,160

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(243,470)	$(895,154)
Net realized gain/(loss) from sale of investments	(1,568,714)	25,778,230
Reinvested realized gain distributions	6,321,369	—
Net change in unrealized appreciation/(depreciation) of investments	(9,696,523)	(27,008,071)

Net increase/(decrease) resulting from operations	(5,187,338)	(2,124,995)

2018 Contract Transactions
Contract purchase payments	75,718	178,526
Transfers between investment divisions, net	754,562	(232,286,596)
Transfers on account of death	(153,620)	(249,232)
Transfers for annuity benefits, surrenders and partial withdrawals	(6,677,277)	(3,968,832)
Contract fees	(5,916)	(4,376)
Transfers–rider fees and other	(327,277)	(1,120,655)

Net increase/(decrease) from contract transactions	(6,333,810)	(237,451,165)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(11,521,148)	(239,576,160)
Net Assets at December 31, 2017	42,210,638	239,576,160

Net Assets at December 31, 2018	$30,689,490	$—

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-48

Investment Options
Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Overseas Service Class 2

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 4/6/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$(11,948)	$(3,986,823)	$(18,787)	$(33,674)	$362,501	$(2,399,805)	$(1,353)
192,781	38,317,596	1,466,173	281,532	(195,643)	10,357,560	23,572
94,678	30,227,867	382,703	166,199	298,844	11,376,907	307
209,318	35,835,505	(3,922)	207,379	1,102,462	22,471,311	55,049

484,829	100,394,145	1,826,167	621,436	1,568,164	41,805,973	77,575

25,299	1,969,482	60,719	19,368	168,056	694,126	1,799
(35,823)	(33,762,094)	(155,538)	(6,514)	6,302,807	(12,441,404)	100,661
(37,105)	(2,223,868)	(35,909)	—	(293,593)	(873,817)	(51,927)
(777,985)	(44,370,683)	(3,611,622)	(514,868)	(14,250,491)	(24,404,012)	(29,903)
(1,513)	(52,962)	(3,428)	(853)	(7,717)	(23,757)	(159)
(3,268)	(7,190,731)	(142,189)	(4,668)	(531,406)	(2,991,877)	—

(830,395)	(85,630,856)	(3,887,967)	(507,535)	(8,612,344)	(40,040,741)	20,471

—	—	—	—	—	—	—

(345,566)	14,763,289	(2,061,800)	113,901	(7,044,180)	1,765,232	98,046
3,699,157	543,188,417	18,867,112	2,065,089	63,139,956	244,476,675	250,441

$3,353,591	$557,951,706	$16,805,312	$2,178,990	$56,095,776	$246,241,907	$348,487

$(9,580)	$(4,758,378)	$72,183	$(8,565)	$338,307	$(2,353,266)	$464
87,319	39,259,359	614,054	245,502	(20,106)	7,473,866	29,333
166,200	48,030,331	748,345	327,795	347,015	20,344,320	—
(412,232)	(114,602,038)	(2,842,051)	(537,377)	(1,962,407)	(58,965,627)	(92,882)

(168,293)	(32,070,726)	(1,407,469)	27,355	(1,297,191)	(33,500,707)	(63,085)

9,290	1,229,319	28,092	2,113	97,106	487,210	10,567
47,966	(101,467,592)	(185,989)	(2,108,717)	1,758,862	(3,369,433)	145,567
(9,821)	(2,097,547)	(89,654)	—	(336,318)	(1,201,302)	(17,860)
(496,176)	(35,548,276)	(2,318,679)	(98,904)	(9,780,432)	(25,548,203)	(107,443)
(1,391)	(37,371)	(3,067)	(213)	(6,811)	(21,964)	(112)
(2,426)	(6,743,606)	(121,844)	(624)	(463,129)	(2,935,658)	—

(452,558)	(144,665,073)	(2,691,141)	(2,206,345)	(8,730,722)	(32,589,350)	30,719

—	—	—	—	—	—	—

(620,851)	(176,735,799)	(4,098,610)	(2,178,990)	(10,027,913)	(66,090,057)	(32,366)
3,353,591	557,951,706	16,805,312	2,178,990	56,095,776	246,241,907	348,487

$2,732,740	$381,215,907	$12,706,702	$—	$46,067,863	$180,151,850	$316,121

B-49

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Fidelity VIP Government Money Market Service Class 2	Fidelity VIP Growth Opportunities Service Class 2

	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(223,238)	$(271,949)
Net realized gain/(loss) from sale of investments	—	19,460
Reinvested realized gain distributions	—	2,649,797
Net change in unrealized appreciation/(depreciation) of investments	—	3,535,899

Net increase/(decrease) resulting from operations	(223,238)	5,933,207

2017 Contract Transactions
Contract purchase payments	1,259,574	2,050,368
Transfers between investment divisions, net	978,727	293,700
Transfers on account of death	(1,460,563)	(619,969)
Transfers for annuity benefits, surrenders and partial withdrawals	(2,257,360)	(483,100)
Contract fees	(6,465)	—
Transfers–rider fees and other	36,862	3,970

Net increase/(decrease) from contract transactions	(1,449,225)	1,244,969

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	44,485	—

Total Increase/(Decrease) in Net Assets	(1,627,978)	7,178,176
Net Assets at December 31, 2016	21,053,565	17,526,834

Net Assets at December 31, 2017	$19,425,587	$24,705,010

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(18,158)	$(328,268)
Net realized gain/(loss) from sale of investments	—	437,844
Reinvested realized gain distributions	—	1,497,027
Net change in unrealized appreciation/(depreciation) of investments	—	1,191,692

Net increase/(decrease) resulting from operations	(18,158)	2,798,295

2018 Contract Transactions
Contract purchase payments	1,672,712	769,257
Transfers between investment divisions, net	7,415,717	(1,550,746)
Transfers on account of death	(4,195,451)	(1,235,249)
Transfers for annuity benefits, surrenders and partial withdrawals	(4,495,319)	(764,428)
Contract fees	(5,957)	—
Transfers–rider fees and other	984	(7,933)

Net increase/(decrease) from contract transactions	392,686	(2,789,099)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	84,579	—

Total Increase/(Decrease) in Net Assets	459,107	9,196
Net Assets at December 31, 2017	19,425,587	24,705,010

Net Assets at December 31, 2018	$19,884,694	$24,714,206

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-50

Investment Options
Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2	Franklin Rising Dividends VIP Class 2

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$(130,798)	$2,223	$2,095,554	$141,784	$17,863	$3,628,193	$1,857
(148,172)	333,854	919,032	50,343	56,374	(2,280,088)	1,776,731
26,798	—	—	—	119,652	—	509,770
290,339	258,166	23,584,100	217,397	216	(1,688,815)	88,074

38,167	594,243	26,598,686	409,524	194,105	(340,710)	2,376,432

308,749	41,601	836,473	319,765	43,966	1,290,131	44,209
(100,297)	(70,195)	(182,924)	(19,065)	1,489	45,925,542	(490,288)
(255,958)	(81,856)	(488,080)	(47,013)	(10,312)	(1,562,534)	(139,420)
(581,850)	(669,237)	(6,584,595)	(503,708)	(348,870)	(14,608,915)	(2,439,263)
(1,119)	(1,427)	(12,840)	(944)	(330)	(24,136)	(2,628)
(530)	(3,915)	(2,752,547)	(3,537)	(3,439)	(4,413,248)	(60,967)

(631,005)	(785,029)	(9,184,513)	(254,502)	(317,496)	26,606,840	(3,088,357)

—	—	—	—	—	—	—

(592,838)	(190,786)	17,414,173	155,022	(123,391)	26,266,130	(711,925)
8,336,626	3,882,602	181,492,038	5,173,229	3,023,496	280,495,698	13,846,286

$7,743,788	$3,691,816	$198,906,211	$5,328,251	$2,900,105	$306,761,828	$13,134,361

$(112,347)	$18,972	$2,232,936	$161,556	$17,619	$3,820,382	$(25,261)
(198,608)	220,993	(369,335)	109,147	174,217	(6,177,975)	906,962
—	280,615	—	—	84,293	—	757,159
334,687	(1,039,425)	(35,556,413)	(516,112)	(502,889)	(1,396,703)	(2,266,110)

23,732	(518,845)	(33,692,812)	(245,409)	(226,760)	(3,754,296)	(627,250)

52,200	27,833	570,381	4,387	774	676,497	11,051
66,102	(64,115)	17,159,900	126,740	(156,861)	8,862,641	(62,425)
(161,244)	—	(902,657)	(54,130)	—	(1,888,692)	(34,430)
(1,278,645)	(546,451)	(10,274,880)	(1,017,752)	(573,123)	(22,376,775)	(2,339,287)
(907)	(1,341)	(12,109)	(952)	(316)	(23,228)	(2,283)
(1,266)	(9,980)	(2,781,435)	(3,692)	(3,478)	(4,493,419)	(59,527)

(1,323,760)	(594,054)	3,759,200	(945,399)	(733,004)	(19,242,976)	(2,486,901)

—	—	—	—	—	—	—

(1,300,028)	(1,112,899)	(29,933,612)	(1,190,808)	(959,764)	(22,997,272)	(3,114,151)
7,743,788	3,691,816	198,906,211	5,328,251	2,900,105	306,761,828	13,134,361

$6,443,760	$2,578,917	$168,972,599	$4,137,443	$1,940,341	$283,764,556	$10,020,210

B-51

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Franklin Small Cap Value VIP Class 2	Franklin Growth & Income VIP Class 2

	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(886,886)	$1,303,352
Net realized gain/(loss) from sale of investments	5,449,779	(65,747)
Reinvested realized gain distributions	6,679,447	1,756,120
Net change in unrealized appreciation/(depreciation) of investments	(3,115,228)	851,916

Net increase/(decrease) resulting from operations	8,127,112	3,845,641

2017 Contract Transactions
Contract purchase payments	246,213	3,470,079
Transfers between investment divisions, net	(3,417,303)	15,411
Transfers on account of death	(392,813)	(369,735)
Transfers for annuity benefits, surrenders and partial withdrawals	(11,768,041)	(512,137)
Contract fees	(8,849)	—
Transfers–rider fees and other	(1,183,497)	4,301

Net increase/(decrease) from contract transactions	(16,524,290)	2,607,919

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(8,397,178)	6,453,560
Net Assets at December 31, 2016	101,027,523	24,803,818

Net Assets at December 31, 2017	$92,630,345	$31,257,378

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(472,714)	$344,663
Net realized gain/(loss) from sale of investments	(198,253)	(233,865)
Reinvested realized gain distributions	13,139,793	823,362
Net change in unrealized appreciation/(depreciation) of investments	(24,091,408)	(2,556,974)

Net increase/(decrease) resulting from operations	(11,622,582)	(1,622,814)

2018 Contract Transactions
Contract purchase payments	195,410	577,199
Transfers between investment divisions, net	2,036,663	(733,537)
Transfers on account of death	(506,444)	(1,654,688)
Transfers for annuity benefits, surrenders and partial withdrawals	(10,247,864)	(848,680)
Contract fees	(8,022)	—
Transfers–rider fees and other	(1,146,654)	(1,732)

Net increase/(decrease) from contract transactions	(9,676,911)	(2,661,438)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(21,299,493)	(4,284,252)
Net Assets at December 31, 2017	92,630,345	31,257,378

Net Assets at December 31, 2018	$71,330,852	$26,973,126

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-52

Investment Options
MFS Total Return Bond Service Class	MFS Core Equity Service Class	MFS Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Series Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class

1/1/2017 to 4/6/2018	1/1/2017 to 4/6/2018	1/1/2017 to 4/6/2018	1/1/2017 to 4/6/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$2,172,357	$(2,753)	$(33,778)	$(4,004)	$(644,677)	$11,021	$52,028
(69,511)	35,561	250,079	8,403	(3,948,030)	(5,712)	1,051,369
—	16,022	82,514	15,236	885,904	—	253,244
1,155,121	11,536	250,767	54,384	13,179,895	11,922	(425,508)

3,257,967	60,366	549,582	74,019	9,473,092	17,231	931,133

5,982,872	—	10,781	4,800	203,461	2,250	30,670
15,343,238	(1,307)	28,412	(7,969)	(4,593,933)	80,068	13,877
(521,966)	—	(13,958)	—	(155,017)	—	(15,628)
(4,009,512)	(72,520)	(914,654)	(29,126)	(1,262,588)	(57,758)	(2,711,774)
(8,867)	(106)	(814)	(356)	(3,121)	(213)	(3,751)
(1,748,312)	(90)	(4,085)	(1,563)	(599,509)	(205)	(21,241)

15,037,453	(74,023)	(894,318)	(34,214)	(6,410,707)	24,142	(2,707,847)

—	—	—	—	—	—	—

18,295,420	(13,657)	(344,736)	39,805	3,062,385	41,373	(1,776,714)
108,885,721	300,915	2,120,570	358,965	41,590,242	435,303	10,169,052

$127,181,141	$287,258	$1,775,834	$398,770	$44,652,627	$476,676	$8,392,338

$(483,443)	$(1,041)	$(7,816)	$(1,379)	$(648,166)	$8,865	$32,221
(3,464,053)	75,833	375,419	39,139	1,152,165	(3,208)	512,123
—	—	—	—	5,936,354	—	334,477
1,404,056	(79,667)	(318,400)	(43,247)	(7,031,741)	(21,950)	(1,408,164)

(2,543,440)	(4,875)	49,203	(5,487)	(591,388)	(16,293)	(529,343)

93,075	—	5,676	—	125,134	2,750	13,808
(122,868,893)	(281,866)	(1,722,628)	(335,879)	(4,694,082)	19,206	12,979
(199,103)	—	—	—	(166,365)	—	(18,964)
(1,110,855)	(398)	(107,145)	(57,077)	(1,911,211)	(42,354)	(1,561,762)
(2,563)	(37)	(254)	(34)	(3,066)	(194)	(3,286)
(549,362)	(82)	(686)	(293)	(626,106)	(224)	(12,968)

(124,637,701)	(282,383)	(1,825,037)	(393,283)	(7,275,696)	(20,816)	(1,570,193)

—	—	—	—	—	—	—

(127,181,141)	(287,258)	(1,775,834)	(398,770)	(7,867,084)	(37,109)	(2,099,536)
127,181,141	287,258	1,775,834	398,770	44,652,627	476,676	8,392,338

$—	$—	$—	$—	$36,785,543	$439,567	$6,292,802

B-53

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	MFS Utilities Service Class	MFS Value Service Class

	1/1/2017 to 12/31/2018	1/1/2017 to 4/6/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,426,717	$1,189
Net realized gain/(loss) from sale of investments	908,113	73,994
Reinvested realized gain distributions	—	47,681
Net change in unrealized appreciation/(depreciation) of investments	7,945,459	47,493

Net increase/(decrease) resulting from operations	11,280,289	170,357

2017 Contract Transactions
Contract purchase payments	394,611	27,779
Transfers between investment divisions, net	457,005	(36,350)
Transfers on account of death	(322,093)	(47,662)
Transfers for annuity benefits, surrenders and partial withdrawals	(4,154,355)	(69,223)
Contract fees	(7,184)	(235)
Transfers–rider fees and other	(1,342,942)	(2)

Net increase/(decrease) from contract transactions	(4,974,958)	(125,693)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	6,305,331	44,664
Net Assets at December 31, 2016	88,081,973	1,174,165

Net Assets at December 31, 2017	$94,387,304	$1,218,829

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(553,901)	$(4,253)
Net realized gain/(loss) from sale of investments	1,165,925	108,384
Reinvested realized gain distributions	358,263	—
Net change in unrealized appreciation/(depreciation) of investments	(1,382,660)	(149,518)

Net increase/(decrease) resulting from operations	(412,373)	(45,387)

2018 Contract Transactions
Contract purchase payments	199,996	12,921
Transfers between investment divisions, net	(386,672)	(999,066)
Transfers on account of death	(516,989)	(17,432)
Transfers for annuity benefits, surrenders and partial withdrawals	(6,742,414)	(169,437)
Contract fees	(6,723)	(59)
Transfers–rider fees and other	(1,361,123)	(369)

Net increase/(decrease) from contract transactions	(8,813,925)	(1,173,442)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(9,226,298)	(1,218,829)
Net Assets at December 31, 2017	94,387,304	1,218,829

Net Assets at December 31, 2018	$85,161,006	$—

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-54

Investment Options
MFS Technology Service Class	MFS International Value Service Class	MFS Blended Research Core Equity Service Class	Oppenheimer Capital Appreciation/VA Service Class	Oppenheimer International Growth/VA Service Class	Oppenheimer Main Street Small Cap/VA Service Class	Oppenheimer Global Strategic Income/VA Service Class

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 4/6/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$(443,659)	$(3,812)	$(76,288)	$(1,339,772)	$(15,947)	$(2,125,357)	$1,952,382
2,955,683	99,496	(337,546)	5,515,418	37,662	10,405,938	(461,206)
621,602	7,979	1,018,993	8,345,163	—	13,654,844	—
5,863,838	1,707,535	7,607,079	7,786,004	1,411,746	8,290,908	13,978,225

8,997,464	1,811,198	8,212,238	20,306,813	1,433,461	30,226,333	15,469,401

150,395	485,927	408,861	176,101	576,234	4,620,935	5,565,971
(4,261,924)	78,679	(1,452,252)	(6,497,094)	312,091	(21,093,427)	35,861,726
(94,123)	(285,097)	(95,242)	(365,814)	(103,742)	(821,831)	(2,039,800)
(902,258)	(158,027)	(464,258)	(6,706,468)	(274,340)	(10,503,913)	(18,251,401)
(2,201)	—	(2,806)	(7,928)	(281)	(18,166)	(27,780)
(420,149)	1,944	(636,361)	(1,286,520)	(1,032)	(3,675,453)	(5,073,992)

(5,530,260)	123,426	(2,242,058)	(14,687,723)	508,930	(31,491,855)	16,034,724

—	—	—	—	—	—	—

3,467,204	1,934,624	5,970,180	5,619,090	1,942,391	(1,265,522)	31,504,125
25,804,935	7,065,697	44,886,590	87,351,458	5,512,042	265,290,692	328,405,643

$29,272,139	$9,000,321	$50,856,770	$92,970,548	$7,454,433	$264,025,170	$359,909,768

$(439,323)	$(34,783)	$(145,582)	$(350,694)	$(43,256)	$(3,543,422)	$10,671,193
3,085,567	145,541	(83,537)	11,674,774	152,998	6,605,806	(9,034,384)
1,648,151	100,878	4,235,038	—	114,283	32,932,479	—
(3,738,762)	(1,186,656)	(8,278,477)	(13,578,397)	(1,511,789)	(62,085,778)	(22,659,509)

555,633	(975,020)	(4,272,558)	(2,254,317)	(1,287,764)	(26,090,915)	(21,022,700)

83,637	318,810	178,174	52,311	223,369	582,014	753,983
(2,686,857)	125,268	(2,075,844)	(87,766,277)	(1,070,132)	(9,272,102)	11,896,996
(118,024)	(425,648)	(119,901)	(97,041)	(330,774)	(1,053,827)	(1,969,141)
(1,596,452)	(215,525)	(852,172)	(2,503,995)	(217,949)	(16,577,918)	(28,130,133)
(2,178)	—	(2,747)	(2,105)	(133)	(17,504)	(26,547)
(430,015)	(1,331)	(684,792)	(399,124)	(1,889)	(3,828,437)	(5,157,985)

(4,749,889)	(198,426)	(3,557,282)	(90,716,231)	(1,397,508)	(30,167,774)	(22,632,827)

—	—	—	—	—	—	—

(4,194,256)	(1,173,446)	(7,829,840)	(92,970,548)	(2,685,272)	(56,258,689)	(43,655,527)
29,272,139	9,000,321	50,856,770	92,970,548	7,454,433	264,025,170	359,909,768

$25,077,883	$7,826,875	$43,026,930	$—	$4,769,161	$207,766,481	$316,254,241

B-55

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	PIMCO Low Duration Advisor Class	PIMCO Real Return Advisor Class

	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(6,298)	$16,353
Net realized gain/(loss) from sale of investments	(9,432)	(51,581)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	9,582	76,756

Net increase/(decrease) resulting from operations	(6,148)	41,528

2017 Contract Transactions
Contract purchase payments	11,154	4,947
Transfers between investment divisions, net	(42,662)	575
Transfers on account of death	(14,614)	(5,152)
Transfers for annuity benefits, surrenders and partial withdrawals	(370,131)	(203,274)
Contract fees	(392)	(464)
Transfers–rider fees and other	8	(2)

Net increase/(decrease) from contract transactions	(416,637)	(203,370)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(422,785)	(161,842)
Net Assets at December 31, 2016	2,291,798	2,109,516

Net Assets at December 31, 2017	$1,869,013	$1,947,674

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$4,267	$14,809
Net realized gain/(loss) from sale of investments	(66,106)	(96,859)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	35,939	20,823

Net increase/(decrease) resulting from operations	(25,900)	(61,227)

2018 Contract Transactions
Contract purchase payments	409	2,786
Transfers between investment divisions, net	75,434	67,209
Transfers on account of death	(71,423)	(7,655)
Transfers for annuity benefits, surrenders and partial withdrawals	(397,782)	(509,390)
Contract fees	(366)	(417)
Transfers–rider fees and other	(1)	28

Net increase/(decrease) from contract transactions	(393,729)	(447,439)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(419,629)	(508,666)
Net Assets at December 31, 2017	1,869,013	1,947,674

Net Assets at December 31, 2018	$1,449,384	$1,439,008

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-56

Investment Options
PIMCO Total Return Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class	Pioneer Equity Income VCT Class II	Pioneer Fund VCT Class II	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 4/6/2018	1/1/2017 to 4/6/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$2,729,367	$(10,922)	$4,403	$(33,295)	$(618)	$(1,551,313)	$794,256
(1,682,266)	4,179	(230)	5,838,788	(1,619)	5,000,942	(19,611)
—	—	—	16,296,066	8,174	15,063,711	233,906
17,481,281	184,502	61,815	3,152,293	3,983	2,229,883	407,155

18,528,382	177,759	65,988	25,253,852	9,920	20,743,223	1,415,706

2,264,020	21,471	118,246	1,049,376	—	393,352	10,043,722
68,212,293	(21,746)	(107,544)	(5,114,169)	—	(3,945,069)	6,369,348
(2,591,053)	(38,281)	—	(530,465)	—	(728,387)	(223,263)
(25,338,363)	(7,557)	(20,777)	(4,951,653)	(10,761)	(9,637,147)	(780,670)
(47,923)	—	—	(13,144)	(29)	(13,584)	(2,403)
(8,626,614)	232	—	(2,830,559)	—	(2,770,590)	(522,195)

33,872,360	(45,881)	(10,075)	(12,390,614)	(10,790)	(16,701,425)	14,884,539

—	—	—	—	—	—	—

52,400,742	131,878	55,913	12,863,238	(870)	4,041,798	16,300,245
526,108,292	1,405,380	1,886,938	195,702,428	57,335	193,032,754	52,967,795

$578,509,034	$1,537,258	$1,942,851	$208,565,666	$56,465	$197,074,552	$69,268,040

$3,680,835	$(1,803)	$26,405	$128,491	$—	$(1,736,523)	$1,124,038
(10,211,435)	35,764	(417)	22,050,292	(4,571)	4,939,160	(294,403)
3,773,575	144,553	—	—	—	15,260,893	186,852
(8,410,633)	(262,364)	(34,778)	(28,971,725)	3,572	(57,509,869)	(2,687,212)

(11,167,658)	(83,850)	(8,790)	(6,792,942)	(999)	(39,046,339)	(1,670,725)

736,221	13,605	35,262	162,257	—	302,807	425,961
(217,489,356)	(981)	148,923	(199,464,212)	(55,460)	11,557,927	152,205
(2,119,936)	(228,680)	(40,773)	(198,843)	—	(785,824)	(2,080,471)
(30,379,894)	(98,704)	(77,377)	(1,734,500)	—	(15,328,699)	(1,403,139)
(31,711)	—	—	(2,587)	(6)	(12,586)	(2,762)
(6,035,804)	2	31	(534,839)	—	(2,779,802)	(633,225)

(255,320,480)	(314,758)	66,066	(201,772,724)	(55,466)	(7,046,177)	(3,541,431)

—	—	—	—	—	—	—

(266,488,138)	(398,608)	57,276	(208,565,666)	(56,465)	(46,092,516)	(5,212,156)
578,509,034	1,537,258	1,942,851	208,565,666	56,465	197,074,552	69,268,040

$312,020,896	$1,138,650	$2,000,127	$—	$—	$150,982,036	$64,055,884

B-57

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II

	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(107,057)	$113,733
Net realized gain/(loss) from sale of investments	3,862,126	(23,742)
Reinvested realized gain distributions	2,716,001	—
Net change in unrealized appreciation/(depreciation) of investments	6,906,643	102,971

Net increase/(decrease) resulting from operations	13,377,713	192,962

2017 Contract Transactions
Contract purchase payments	3,106,260	1,032,226
Transfers between investment divisions, net	114,696	448,622
Transfers on account of death	(617,710)	(118,281)
Transfers for annuity benefits, surrenders and partial withdrawals	(3,381,769)	(200,842)
Contract fees	(8,361)	—
Transfers–rider fees and other	(1,743,707)	158

Net increase/(decrease) from contract transactions	(2,530,591)	1,161,883

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	10,847,122	1,354,845
Net Assets at December 31, 2016	137,749,443	7,670,726

Net Assets at December 31, 2017	$148,596,565	$9,025,571

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$49,766	$132,321
Net realized gain/(loss) from sale of investments	11,171,694	(39,717)
Reinvested realized gain distributions	8,829,919	—
Net change in unrealized appreciation/(depreciation) of investments	(27,464,163)	(453,628)

Net increase/(decrease) resulting from operations	(7,412,784)	(361,024)

2018 Contract Transactions
Contract purchase payments	926,139	432,421
Transfers between investment divisions, net	(126,392,124)	(79,644)
Transfers on account of death	(869,178)	(352,011)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,469,256)	(228,462)
Contract fees	(1,661)	—
Transfers–rider fees and other	(331,181)	441

Net increase/(decrease) from contract transactions	(128,137,261)	(227,255)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(135,550,045)	(588,279)
Net Assets at December 31, 2017	148,596,565	9,025,571

Net Assets at December 31, 2018	$13,046,520	$8,437,292

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-58

Investment Options
Ivy VIP Mid Cap Growth Class II	Ivy VIP Global Bond Class II	Ivy VIP High Income Class II	Putnam VT Equity Income Class IB	Putnam VT Multi Asset Absolute Return Class IB	Putnam VT Small Cap Value Class IB	Putnam VT Multi Cap Core Fund Class IB

1/1/2017 to 4/6/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$(1,754,313)	$77,431	$340,601	$245,571	$(24,976)	$(53,935)	$(469,503)
2,242,629	(14,839)	(29,937)	5,614,603	(206)	3,170	1,308,567
3,421,858	—	—	3,894,065	—	307,980	6,229,035
22,029,351	85,028	93,514	11,091,956	125,718	248,506	15,480,524

25,939,525	147,620	404,178	20,846,195	100,536	505,721	22,548,623

631,090	581,536	1,147,398	695,805	303,001	1,889,040	641,519
(8,568,123)	84,210	297,178	(6,125,700)	3,005	413,332	(9,437,789)
(325,525)	(29,298)	(28,696)	(354,484)	—	(245,855)	(298,267)
(2,917,311)	(115,937)	(240,153)	(3,264,685)	(29,922)	(174,985)	(2,649,432)
(7,552)	—	—	(8,529)	—	(85)	(7,620)
(1,581,380)	7	(37)	(1,896,100)	—	(19,243)	(1,674,057)

(12,768,801)	520,518	1,175,690	(10,953,693)	276,084	1,862,204	(13,425,646)

—	—	—	—	—	—	—

13,170,724	668,138	1,579,868	9,892,502	376,620	2,367,925	9,122,977
109,507,604	4,894,682	7,169,069	128,250,620	1,575,398	6,286,912	114,607,665

$122,678,328	$5,562,820	$8,748,937	$138,143,122	$1,952,018	$8,654,837	$123,730,642

$(491,799)	$80,605	$434,523	$(1,017,283)	$(16,593)	$(74,394)	$(431,741)
22,383,564	(25,071)	(90,454)	5,936,886	(6,446)	(161,776)	2,923,275
—	—	—	5,932,379	73,236	2,547,529	11,206,366
(18,866,158)	(139,880)	(617,464)	(23,012,255)	(221,681)	(4,053,430)	(23,226,548)

3,025,607	(84,346)	(273,395)	(12,160,273)	(171,484)	(1,742,071)	(9,528,648)

97,226	172,942	163,807	465,432	17,186	124,703	369,686
(124,385,194)	(21,908)	(137,399)	(3,779,795)	(843)	(48,914)	(6,115,341)
(96,590)	(188,548)	(281,734)	(617,456)	(63,210)	(171,000)	(514,240)
(1,012,845)	(121,552)	(345,100)	(5,411,835)	(22,483)	(163,176)	(4,333,917)
(1,673)	—	—	(8,223)	—	(182)	(7,381)
(304,859)	53	113	(1,948,482)	42	(44,046)	(1,730,371)

(125,703,935)	(159,013)	(600,313)	(11,300,359)	(69,308)	(302,615)	(12,331,564)

—	—	—	—	—	—	—

(122,678,328)	(243,359)	(873,708)	(23,460,632)	(240,792)	(2,044,686)	(21,860,212)
122,678,328	5,562,820	8,748,937	138,143,122	1,952,018	8,654,837	123,730,642

$—	$5,319,461	$7,875,229	$114,682,490	$1,711,226	$6,610,151	$101,870,430

B-59

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	ALPS/ Alerian Energy Infrastructure Class III	ALPS/ Red Rocks Listed Private Equity Class III

	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$18,847	$27,875
Net realized gain/(loss) from sale of investments	(91,641)	9,902
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	5,707	440,890

Net increase/(decrease) resulting from operations	(67,087)	478,667

2017 Contract Transactions
Contract purchase payments	277,040	120,665
Transfers between investment divisions, net	303,244	121,388
Transfers on account of death	(98,693)	(2,631)
Transfers for annuity benefits, surrenders and partial withdrawals	(102,300)	(35,921)
Contract fees	—	—
Transfers–rider fees and other	227	(8)

Net increase/(decrease) from contract transactions	379,518	203,493

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	312,431	682,160
Net Assets at December 31, 2016	2,635,047	1,954,891

Net Assets at December 31, 2017	$2,947,478	$2,637,051

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$13,212	$101,254
Net realized gain/(loss) from sale of investments	(117,518)	32,087
Reinvested realized gain distributions	—	6,766
Net change in unrealized appreciation/(depreciation) of investments	(434,040)	(488,699)

Net increase/(decrease) resulting from operations	(538,346)	(348,592)

2018 Contract Transactions
Contract purchase payments	89,684	27,645
Transfers between investment divisions, net	(144,648)	(395)
Transfers on account of death	(183,231)	(87,409)
Transfers for annuity benefits, surrenders and partial withdrawals	(73,319)	(32,061)
Contract fees	—	—
Transfers–rider fees and other	(59)	(231)

Net increase/(decrease) from contract transactions	(311,573)	(92,451)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(849,919)	(441,043)
Net Assets at December 31, 2017	2,947,478	2,637,051

Net Assets at December 31, 2018	$2,097,559	$2,196,008

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-60

Investment Options
DWS Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Service Shares	Janus Henderson Global Technology Service Shares	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi- Strategy VIT Class II	Western Asset Core Plus VIT Class II

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$3,834	$(71,127)	$(710,695)	$(79,954)	$(135,877)	$(1,176)	$1,108,628
(894)	40,430	5,432,503	19,716	49,068	(2,418)	44,220
—	576,644	3,963,451	334,543	234,569	—	—
27,469	1,495,515	16,149,458	724,426	1,788,460	163,336	521,193

30,409	2,041,462	24,834,717	998,731	1,936,220	159,742	1,674,041

47,819	1,007,749	507,791	107,047	2,576,148	19,230	5,941,142
9,239	(1,749)	(13,132,830)	47,006	(178,864)	(27,214)	4,826,669
—	(12,344)	(266,803)	(85,287)	(94,668)	(12,318)	(96,602)
(9,042)	(185,976)	(3,728,540)	(38,880)	(207,112)	(28,739)	(470,508)
—	—	(5,080)	—	(73)	—	(2,220)
—	2,087	(946,905)	334	(18,733)	—	(482,926)

48,016	809,767	(17,572,367)	30,220	2,076,698	(49,041)	9,715,555

—	—	—	—	—	—	—

78,425	2,851,229	7,262,350	1,028,951	4,012,918	110,701	11,389,596
507,431	7,486,196	62,570,771	5,285,533	7,109,008	1,309,914	32,140,832

$585,856	$10,337,425	$69,833,121	$6,314,484	$11,121,926	$1,420,615	$43,530,428

$3,819	$(122,289)	$(249,995)	$(1,400)	$(160,201)	$231	$870,022
(8,536)	203,095	5,919,451	48,014	533,659	632	(67,078)
—	520,376	2,221,615	354,077	1,230,818	—	—
(49,922)	(736,005)	(7,021,792)	(866,448)	(1,225,036)	(93,257)	(2,615,523)

(54,639)	(134,823)	869,279	(465,757)	379,240	(92,394)	(1,812,579)

20,551	87,820	428,747	61,764	262,818	21,562	144,895
39,696	(147,591)	(5,313,531)	(2,057)	(1,030,153)	998	2,435,123
(56,308)	(297,691)	(407,881)	(151,585)	(399,301)	(404,899)	(191,833)
(68,236)	(363,732)	(5,649,896)	(219,619)	(304,881)	(31,654)	(809,353)
—	—	(4,852)	—	(191)	—	(2,575)
(12)	304	(959,107)	(83)	(44,593)	551	(597,600)

(64,309)	(720,890)	(11,906,520)	(311,580)	(1,516,301)	(413,442)	978,657

—	—	—	—	—	—	—

(118,948)	(855,713)	(11,037,241)	(777,337)	(1,137,061)	(505,836)	(833,922)
585,856	10,337,425	69,833,121	6,314,484	11,121,926	1,420,615	43,530,428

$466,908	$9,481,712	$58,795,880	$5,537,147	$9,984,865	$914,779	$42,696,506

B-61

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Merger Fund VL	Mariner Managed Futures Strategy Class II

	1/1/2017 to 12/31/2018	1/1/2017 to 3/20/2017

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(30,698)	$169,129
Net realized gain/(loss) from sale of investments	(8,825)	(267,655)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	67,773	171,147

Net increase/(decrease) resulting from operations	28,250	72,621

2017 Contract Transactions
Contract purchase payments	208,875	15,630
Transfers between investment divisions, net	14,094	(1,283,603)
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(97,712)	(18,428)
Contract fees	—	—
Transfers–rider fees and other	34	(3,695)

Net increase/(decrease) from contract transactions	125,291	(1,290,096)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	153,541	(1,217,475)
Net Assets at December 31, 2016	2,268,673	1,217,475

Net Assets at December 31, 2017	$2,422,214	$—

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(14,655)	$—
Net realized gain/(loss) from sale of investments	4,367	—
Reinvested realized gain distributions	27,621	—
Net change in unrealized appreciation/(depreciation) of investments	118,692	—

Net increase/(decrease) resulting from operations	136,025	—

2018 Contract Transactions
Contract purchase payments	43,216	—
Transfers between investment divisions, net	73,331	—
Transfers on account of death	(74,643)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(87,372)	—
Contract fees	—	—
Transfers–rider fees and other	2	—

Net increase/(decrease) from contract transactions	(45,466)	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	90,559	—
Net Assets at December 31, 2017	2,422,214	—

Net Assets at December 31, 2018	$2,512,773	$—

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-62

Investment Options
Guggenheim VT Multi- Hedge Strategies	Guggenheim VT Long Short Equity	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Blue Chip Growth Portfolio II	Morgan Stanley Emerging Markets Equity Portfolio Class II	Morgan Stanley Global Infrastructure Portfolio Class II	VanEck VIP Global Hard Assets Service Class

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 4/6/2018	1/1/2017 to 12/31/2018	5/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$(11,951)	$(15,893)	$(108,918)	$(723,361)	$(24,878)	$(114)	$(23,606)
3,300	9,075	30,651	1,781,413	2,019	—	(35,794)
—	—	358,302	599,823	—	—	—
29,169	222,500	1,436,231	12,638,042	1,064,295	365	11,058

20,518	215,682	1,716,266	14,295,917	1,041,436	251	(48,342)

19,939	146,798	685,481	457,417	370,411	31,947	202,910
(30,396)	116,970	(6,973)	(7,233,360)	155,243	2,598	143,631
—	—	(197,308)	(80,897)	(108,199)	—	—
(28,582)	(37,055)	(156,971)	(495,225)	(107,266)	—	(22,135)
—	—	—	(2,972)	—	—	—
(3)	186	157	(654,577)	192	—	—

(39,042)	226,899	324,386	(8,009,614)	310,381	34,545	324,406

—	—	—	—	—	—	—

(18,524)	442,581	2,040,652	6,286,303	1,351,817	34,796	276,064
928,543	1,389,638	6,584,237	44,531,431	2,968,584	—	1,637,084

$910,019	$1,832,219	$8,624,889	$50,817,734	$4,320,401	$34,796	$1,913,148

$(10,811)	$(21,043)	$(118,942)	$(201,504)	$(34,433)	$823	$(16,861)
3,405	9,724	85,962	16,494,704	22,170	—	(23,623)
—	236,503	467,834	—	—	1,600	—
(48,837)	(477,123)	(366,892)	(14,659,919)	(796,784)	(5,797)	(405,297)

(56,243)	(251,939)	67,962	1,633,281	(809,047)	(3,374)	(445,781)

50,842	74,290	393,652	44,127	66,882	7,707	82,907
(14,029)	(30,275)	(586,708)	(52,122,051)	104,956	—	(345,249)
(25,423)	(98,767)	(496,076)	(24,381)	(140,516)	—	(84,247)
(24,247)	(38,865)	(289,891)	(258,463)	(111,185)	—	(62,581)
—	—	—	(477)	—	—	—
—	(74)	(5,978)	(89,770)	(440)	—	624

(12,857)	(93,691)	(985,001)	(52,451,015)	(80,303)	7,707	(408,546)

—	—	—	—	—	—	—

(69,100)	(345,630)	(917,039)	(50,817,734)	(889,350)	4,333	(854,327)
910,019	1,832,219	8,624,889	50,817,734	4,320,401	34,796	1,913,148

$840,919	$1,486,589	$7,707,850	$—	$3,431,051	$39,129	$1,058,821

B-63

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Virtus Duff & Phelps Real Estate Securities Series	American Funds Insurance Series Asset Allocation Class 4

	1/1/2017 to 12/31/2018	5/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$6,244	$8,961
Net realized gain/(loss) from sale of investments	(111,527)	—
Reinvested realized gain distributions	410,204	—
Net change in unrealized appreciation/(depreciation) of investments	(118,162)	37,234

Net increase/(decrease) resulting from operations	186,759	46,195

2017 Contract Transactions
Contract purchase payments	668,082	982,826
Transfers between investment divisions, net	(126,805)	175,946
Transfers on account of death	(77,676)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(86,603)	—
Contract fees	—	—
Transfers–rider fees and other	1,646	(36)

Net increase/(decrease) from contract transactions	378,644	1,158,736

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	565,403	1,204,931
Net Assets at December 31, 2016	3,764,795	—

Net Assets at December 31, 2017	$4,330,198	$1,204,931

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$9,467	$10,584
Net realized gain/(loss) from sale of investments	(284,563)	240
Reinvested realized gain distributions	282,522	57,595
Net change in unrealized appreciation/(depreciation) of investments	(315,442)	(148,803)

Net increase/(decrease) resulting from operations	(308,016)	(80,384)

2018 Contract Transactions
Contract purchase payments	53,494	453,762
Transfers between investment divisions, net	(202,757)	16,967
Transfers on account of death	(287,861)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(142,073)	(724)
Contract fees	—	—
Transfers–rider fees and other	133	—

Net increase/(decrease) from contract transactions	(579,064)	470,005

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(887,080)	389,621
Net Assets at December 31, 2017	4,330,198	1,204,931

Net Assets at December 31, 2018	$3,443,118	$1,594,552

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-64

Investment Options
American Funds Insurance Series Bond Class 4	American Funds Insurance Series Global Growth Class 4	American Funds Insurance Series Global Growth and Income Class 4	American Funds Insurance Series Growth Class 4	American Funds Insurance Series Growth and Income Class 4	American Funds Insurance Series US Government/ AAA-Rated Securities Class 4

5/1/2017 to 12/31/2018	5/1/2017 to 12/31/2018	5/1/2017 to 12/31/2018	5/1/2017 to 12/31/2018	5/1/2017 to 12/31/2018	5/1/2017 to 12/31/2018

$635	$313	$2,783	$(190)	$2,285	$437
—	—	—	—	—	—
—	—	—	9,475	—	—
(665)	14,144	4,585	28,012	22,878	(1,698)

(30)	14,457	7,368	37,297	25,163	(1,261)

11,247	169,260	143,728	475,783	188,441	—
53,588	63,747	46,278	136,512	201,166	79,726
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	3	(16)	(14)	—

64,835	233,007	190,009	612,279	389,593	79,726

—	—	—	—	—	—

64,805	247,464	197,377	649,576	414,756	78,465
—	—	—	—	—	—

$64,805	$247,464	$197,377	$649,576	$414,756	$78,465

$2,418	$(964)	$1,428	$(5,479)	$1,628	$2,199
(40)	—	—	(4,315)	550	(25)
158	23,484	17,832	78,517	46,945	—
(3,049)	(60,962)	(45,996)	(88,463)	(85,334)	(1,019)

(513)	(38,442)	(26,736)	(19,740)	(36,211)	1,155

93,161	113,509	23,940	109,588	149,648	137,271
14,804	14,804	16,505	(4,623)	66,907	7,402
—	—	—	—	—	—
(1,124)	—	—	(8,156)	—	(649)
—	—	—	—	—	—
—	—	—	27	—	—

106,841	128,313	40,445	96,836	216,555	144,024

—	—	—	—	—	—

106,328	89,871	13,709	77,096	180,344	145,179
64,805	247,464	197,377	649,576	414,756	78,465

$171,133	$337,335	$211,086	$726,672	$595,100	$223,644

B-65

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (December 31, 2018)

NOTE 1 — ORGANIZATION

The Guardian Separate Account R (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on March 12, 2003, and commenced operations on March 8, 2004. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the various investment options based on the selected contract within the Account, or the FRO. However, based on the selected contract, a contract owner may invest in up to twenty or twenty-five investment options, including FRO, at any time. The contract will pay a death benefit if the owner dies before annuity payments begin. In addition, contract owners who qualify may purchase or elect other optional riders, which may provide greater benefits than the proceeds payable under the basic contract.

The one hundred-ten investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Guardian Core Plus Fixed Income VIP Fund

Guardian Diversified Research VIP Fund

Guardian Growth & Income VIP Fund

Guardian Integrated Research VIP Fund

Guardian International Growth VIP Fund

Guardian International Value VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian Large Cap Disciplined Value VIP Fund

Guardian Large Cap Fundamental Growth VIP Fund

Guardian Mid Cap Relative Value VIP Fund

Guardian Mid Cap Traditional Growth VIP Fund

Victory RS Large Cap Alpha VIP Series

Victory S&P 500 Index VIP Series

Victory High Yield VIP Series

Victory INCORE Low Duration Bond VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory INCORE Investment Quality Bond VIP Series

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Value Line VIP Equity Advantage Fund

Invesco V.I. Value Opportunities Fund Series II

Invesco V.I. Global Real Estate Fund Series II

Invesco V.I. Government Securities Fund Series II

Invesco V.I. Small Cap Equity Fund Series II

Invesco V.I. Balanced-Risk Allocation Fund Series II

AB VPS Growth and Income Portfolio Class B

AB VPS Large Cap Growth Portfolio Class B

AB VPS Global Thematic Growth Portfolio Class B

AB VPS Real Estate Investment Portfolio Class B

AB VPS Dynamic Asset Allocation Portfolio Class Class B

BlackRock Capital Appreciation V.I. Fund Class III

BlackRock Global Allocation V.I. Fund Class III

BlackRock Advantage Large Cap Core V.I. Fund Class III

BlackRock Advantage Large Cap Value V.I. Fund Class III

Columbia Variable Portfolio — Asset Allocation Fund Class 2

Columbia Variable Portfolio — Small Cap Value Fund Class 2

Columbia Variable Portfolio — Small Company Growth Fund Class 2

CTIVPSM — AQR Managed Futures Strategy Fund
(formerly Columbia VP AQR Managed Futures Strategy Class 2)

Davis Financial Portfolio

Davis Real Estate Portfolio Davis Value Portfolio

Fidelity VIP Balanced Portfolio Service Class 2

Fidelity VIP Contrafund Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Investment Grade Bond Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Overseas Portfolio Service Class 2

Fidelity VIP Government Money Market Portfolio Service Class 2

Fidelity VIP Growth Opportunities Portfolio Service Class 2

Templeton Global Bond VIP Fund Class 2

Templeton Growth VIP Fund Class 2

Templeton Foreign VIP Fund Class 2

Franklin Income VIP Fund Class 2

Franklin Mutual Shares VIP Fund Class 2

Franklin U.S. Government Securities VIP Fund Class 2

Franklin Rising Dividends VIP Fund Class 2

Franklin Small Cap Value VIP Fund Class 2

Franklin Growth & Income VIP Fund Class 2

MFS New Discovery Series Service Class

MFS Strategic Income Portfolio Service Class

MFS Total Return Series Service Class

MFS Utilities Series Service Class

MFS Technology Portfolio Service Class

B-66

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

MFS International Value Portfolio Service Class

MFS Blended Research Core Equity Portfolio Service Class

Oppenheimer International Growth Fund/VA Service Class

Oppenheimer Main Street Small Cap Fund/VA Service Class

Oppenheimer Global Strategic Income Fund/VA Service Class

PIMCO Low Duration Portfolio Advisor Class

PIMCO Real Return Portfolio Advisor Class

PIMCO Total Return Portfolio Advisor Class

PIMCO VIT Balanced Allocation Portfolio Advisor Class

PIMCO Dynamic Bond Portfolio Adviser Class
(formerly PIMCO VIT Unconstrained Bond Portfolio Advisor Class)

Pioneer Mid Cap Value VCT Portfolio Class II

Pioneer Bond VCT Portfolio Class II

American Century VP Mid Cap Value Fund Class II

American Century VP Inflation Protection Fund Class II

Ivy VIP Global Bond Fund Class II
(formerly Ivy VIP Global Bond Fund)

Ivy VIP High Income Fund Class II
(formerly Ivy VIP High Income Fund)

Putnam VT Equity Income Fund Class IB

Putnam VT Multi Asset Absolute Return Class IB
(formerly Putnam VT Absolute Return 500 Fund Class IB)

Putnam VT Small Cap Value Fund Class IB

Putnam VT Multi-Cap Core Fund Class IB
(formerly Putnam VT Investors Fund Class IB)

ALPS/Alerian Energy Infrastructure Portfolio Class III

ALPS/Red Rocks Listed Private Equity Portfolio Class III

DWS Alternative Asset Allocation VIP Class B
(formerly Deutsche Alternative Asset Allocation VIP Class B)

Janus Henderson Enterprise Portfolio Service Shares

Janus Henderson Global Technology Portfolio Service Shares

Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares

ClearBridge Variable Small Cap Growth Portfolio Class II

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II

Western Asset Core Plus VIT Portfolio Class II

The Merger Fund VL

Guggenheim VT Multi-Hedge Strategies Fund

Guggenheim VT Long Short Equity Fund

T. Rowe Price Health Sciences Portfolio II

Morgan Stanley VIF Emerging Markets Equity Portfolio Class II

Morgan Stanley VIF Global Infrastructure Portfolio Class II

VanEck VIP Global Hard Assets Service Class

Virtus Duff & Phelps Real Estate Securities Series

American Funds Insurance Series Asset Allocation Fund Class 4

American Funds Insurance Series Bond Fund Class 4

American Funds Insurance Series Global Growth Fund Class 4

American Funds Insurance Series Global Growth and Income Fund Class 4

American Funds Insurance Series Growth Fund
Class 4

American Funds Insurance Series Growth and
Income Fund Class 4

American Funds Insurance Series U.S Government/ AAA-Rated Securities Fund Class 4

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee, guaranteed minimum income benefit or guaranteed minimum withdrawal benefit) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

B-67

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2018, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2018, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, and unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2018, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $6,637,476,416.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2018, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

B-68

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

There were no financial instrument liabilities held by the Account as of December 31, 2018, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to March 20, 2019, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983, 2000, and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 2.75% - 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Account to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the general account of GIAC. These amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statement of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts. The Tax Cuts and Jobs Act which was enacted into law on December 22, 2017 does not contain any provisions which would impact the status of this policy.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-69

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2018, were as follows:

	Purchases	Sales
Guardian Core Plus Fixed Income VIP Fund	$380,644,018	$39,376,845
Guardian Diversified Research VIP Fund	158,481,487	15,531,228
Guardian Growth & Income VIP Fund	180,292,085	19,568,121
Guardian Integrated Research VIP Fund	258,695	1,026,629
Guardian International Growth VIP Fund	163,773,670	8,710,057
Guardian International Value VIP Fund	252,164,387	19,523,113
Guardian Large Cap Disciplined Growth VIP Fund	92,891,566	19,451,037
Guardian Large Cap Disciplined Value VIP Fund	204,091,727	16,857,675
Guardian Large Cap Fundamental Growth VIP Fund	239,636,964	31,938,260
Guardian Mid Cap Relative Value VIP Fund	232,906,139	15,205,360
Guardian Mid Cap Traditional Growth VIP Fund	120,913,855	12,875,367
Victory RS Large Cap Alpha VIP Series	47,668,975	68,201,488
Victory S&P 500 Index VIP Series	5,342,366	9,049,483
Victory High Yield VIP Series	428,339	3,045,167
Victory INCORE Low Duration Bond VIP Series	18,906,287	47,150,907
Victory RS Small Cap Growth Equity VIP Series	3,393,397	4,086,258
Victory RS International VIP Series	2,456,585	6,800,026
Victory Sophus Emerging Markets VIP Series	1,649,065	3,465,559
Victory INCORE Investment Quality Bond VIP Series	39,106,540	84,764,384
Gabelli Capital Asset Fund	554,934	1,444,489
Value Line Centurion Fund	70,756	98,778
Value Line Strategic Asset Management Trust	656,282	834,720
Value Line VIP Equity Advantage Fund	637,095	596,607
Invesco V.I. American Franchise Fund Series II	4,038	7,408,780
Invesco V.I. Value Opportunities Fund Series II	103,779	110,144
Invesco V.I. Global Real Estate Fund Series II	67,804	119,052
Invesco V.I. Government Securities Fund Series II	58,784	505,945
Invesco V.I. Mid Cap Core Equity Fund Series II	681,359	49,824,831
Invesco V.I. Core Equity Fund Series II	1,597,876	161,862,909
Invesco V.I. International Growth Fund Series II	608,011	146,812,409
Invesco V.I. Small Cap Equity Fund Series II	6,470,464	7,436,108
Invesco V.I. Comstock Fund Series II	1,756,633	179,550,593
Invesco V.I. American Value Fund Series II	483,159	52,494,072
Invesco V.I. Growth and Income Fund Series II	29,558	5,404,574
Invesco V.I. Balanced-Risk Allocation Fund Series II	1,250,230	1,450,875
Alger Capital Appreciation Portfolio Class S	77,797	3,047,629
AB VPS Growth and Income Portfolio Class B	31,244,569	45,329,565
AB VPS Large Cap Growth Portfolio Class B	470,056	448,147
AB VPS Global Thematic Growth Portfolio Class B	19,321	232,162
AB VPS Real Estate Investment Portfolio Class B	253,256	481,499
AB VPS Value Portfolio Class B	14,287	888,520
AB VPS Dynamic Asset Allocation Portfolio Class B	474,801	922,246
BlackRock Capital Appreciation V.I. Fund Class III	31,673,518	119,184,777
BlackRock Global Allocation V.I. Fund Class III	584,519	953,745
BlackRock Advantage Large Cap Core V.I. Fund Class III	46,349,986	54,859,751
BlackRock Advantage Large Cap Value V.I. Fund Class III	967,842	343,996
Columbia Variable Portfolio — Asset Allocation Fund Class 2	116,466	102,843
Columbia Variable Portfolio — Small Cap Value Fund Class 2	24,116,758	15,339,668
Columbia Variable Portfolio — Small Company Growth Fund Class 2	126,344	75,221
Columbia Variable Portfolio — Large Cap Growth Fund Class 2	108	189,383
CTIVPSM — Loomis Sayles Growth Fund (formerly Columbia Variable Portfolio — Loomis Sayles Growth Fund Class 2)	69,744	565,067

B-70

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

	Purchases	Sales
CTIVPSM — AQR Managed Futures Strategy Fund (formerly Columbia VP AQR Managed Futures Strategy Class 2)	$560	$—
Davis Financial Portfolio	345,228	486,134
Davis Real Estate Portfolio	208,237	516,521
Davis Value Portfolio	8,795,374	9,053,492
Wells Fargo VT International Equity Fund Class 2	35,144	238,439,944
Fidelity VIP Balanced Portfolio Service Class 2	260,657	556,965
Fidelity VIP Contrafund Portfolio Service Class 2	57,324,984	158,756,388
Fidelity VIP Equity-Income Portfolio Service Class 2	1,520,590	3,391,960
Fidelity VIP Growth Portfolio Service Class 2	383,323	2,275,954
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	5,350,701	13,397,823
Fidelity VIP Mid Cap Portfolio Service Class 2	28,239,222	42,850,779
Fidelity VIP Overseas Portfolio Service Class 2	173,051	137,330
Fidelity VIP Government Money Market Portfolio Service Class 2	11,415,278	11,038,756
Fidelity VIP Growth Opportunities Portfolio Service Class 2	2,203,349	3,823,944
Templeton Global Bond VIP Fund Class 2	322,822	1,756,583
Templeton Growth VIP Fund Class 2	407,873	697,054
Templeton Foreign VIP Fund Class 2	22,601,264	16,618,394
Franklin Income VIP Fund Class 2	391,879	1,175,877
Franklin Mutual Shares VIP Fund Class 2	139,089	767,666
Franklin U.S. Government Securities VIP Fund Class 2	32,022,185	47,450,272
Franklin Rising Dividends VIP Fund Class 2	1,077,531	2,832,947
Franklin Small Cap Value VIP Fund Class 2	18,650,532	15,664,097
Franklin Growth & Income VIP Fund Class 2	2,140,274	3,634,899
MFS Total Return Bond Series Service Class	6,272,732	131,446,288
MFS Core Equity Portfolio Service Class	—	286,180
MFS Growth Series Service Class	83,982	1,930,423
MFS Investors Trust Series Service Class	—	397,955
MFS New Discovery Series Service Class	7,007,415	8,995,757
MFS Strategic Income Portfolio Service Class	77,833	87,354
MFS Total Return Series Service Class	551,848	1,756,307
MFS Utilities Series Service Class	6,059,945	15,070,946
MFS Value Series Service Class	103,562	1,291,611
MFS Technology Portfolio Service Class	2,673,078	6,214,815
MFS International Value Portfolio Service Class	636,469	768,877
MFS Blended Research Core Equity Portfolio Service Class	5,885,760	5,354,375
Oppenheimer Capital Appreciation Fund/VA Service Class	57,798	91,153,393
Oppenheimer International Growth Fund/VA Service Class	557,189	1,892,837
Oppenheimer Main Street Small Cap Fund/VA Service Class	44,912,526	45,701,933
Oppenheimer Global Strategic Income Fund/VA Service Class	38,694,351	50,664,840
PIMCO Low Duration Portfolio Advisor Class	866,640	1,254,772
PIMCO Real Return Portfolio Advisor Class	126,340	555,722
PIMCO Total Return Portfolio Advisor Class	51,490,292	299,410,068
PIMCO VIT Balanced Allocation Portfolio Advisor Class	173,007	342,877
PIMCO Dynamic Bond Portfolio Adviser Class (formerly PIMCO VIT Unconstrained Bond Portfolio Advisor Class)	237,420	140,586
Pioneer Equity Income VCT Portfolio Class II	998,167	202,580,357
Pioneer Fund VCT Portfolio Class II	96	57,962
Pioneer Mid Cap Value VCT Portfolio Class II	30,880,979	24,410,817
Pioneer Bond VCT Portfolio Class II	6,347,772	8,580,834
American Century VP Mid Cap Value Fund Class II	10,377,215	129,673,501
American Century VP Inflation Protection Fund Class II	1,054,737	1,149,801
Ivy VIP Mid Cap Growth Fund Class II (formerly Ivy VIP Mid Cap Growth Fund)	57,599	126,289,243
Ivy VIP Global Bond Fund Class II (formerly Ivy VIP Global Bond Fund)	334,315	412,827

B-71

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

	Purchases	Sales
Ivy Funds VIP High Income Fund Class II (formerly Ivy VIP High Income Fund)	$730,927	$897,384
Putnam VT Equity Income Fund Class IB	10,042,668	16,431,735
Putnam VT Multi Asset Absolute Return Class IB (formerly Putnam VT Absolute Return 500 Fund Class IB)	95,184	107,168
Putnam VT Small Cap Value Fund Class IB	2,869,899	697,619
Putnam VT Multi Cap Core Fund Class IB (formerly Putnam VT Investors Fund Class IB)	15,104,355	16,666,009
ALPS/Alerian Energy Infrastructure Portfolio Class III	166,153	461,954
ALPS/Red Rocks Listed Private Equity Portfolio Class III	168,183	152,985
DWS Alternative Asset Allocation VIP Class B (formerly Deutsche Alternative Asset Allocation VIP Class B)	70,191	127,965
Janus Henderson Enterprise Portfolio Service Shares	681,797	1,001,159
Janus Henderson Global Technology Portfolio Service Shares	5,023,255	14,957,301
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	492,525	451,806
ClearBridge Variable Small Cap Growth Portfolio Class II	1,585,186	2,029,669
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	38,034	451,163
Western Asset Core Plus VIT Portfolio Class II	5,111,765	3,263,825
The Merger Fund VL	170,459	202,063
Guggenheim VT Multi-Hedge Strategies Fund	49,842	72,699
Guggenheim VT Long Short Equity Fund	313,129	190,315
T. Rowe Price Health Sciences Portfolio II	822,663	1,458,831
T. Rowe Price Blue Chip Growth Portfolio II	41,650	52,714,637
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	187,181	299,875
Morgan Stanley VIF Global Infrastucture Portfolio Class II	10,484	—
VanEck VIP Global Hard Assets Service Class	135,829	560,375
Virtus Duff & Phelps Real Estate Securities Series	396,537	681,264
American Funds Insurance Series Asset Allocation Fund Class 4	549,739	9,724
American Funds Insurance Series Bond Fund Class 4	111,816	1,124
American Funds Insurance Series Global Growth Fund Class 4	153,596	—
American Funds Insurance Series Global Growth and Income Fund Class 4	61,813	—
American Funds Insurance Series Growth Fund Class 4	227,209	53,765
American Funds Insurance Series Growth and Income Fund Class 4	354,565	84,003
American Funds Insurance Series U.S. Government/AAA-Rated Fund Class 4	148,010	649

Total	$2,753,039,137	$3,132,770,169

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

For the Guardian Investor Asset Builder Variable Annuity (GIAB), Guardian Investor Variable Annuity B and L Series (B Series and L Series), and Guardian Investor II Variable Annuity B and L Series (B Series 2012 and L Series 2012), a fixed annual contract fee of $35 (lower where required by State law) is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. The contract fee may be waived if the accumulation value is $100,000 or more on the anniversary date when the charge is deducted. These charges are assessed through redemption of units. For the years ended December 31, 2017 and 2018, contract fees amounted to $644,069 and $609,709, respectively.

B-72

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

Expense Charges

(1)	A mortality and expense risk charge is deducted through a reduction of the unit value and is a daily charge based on an annual rate as shown below by each series of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option based on series, calculated as a percentage of average daily net asset value of the applicable contracts as shown below:

•	For GIAB, an annual rate of 1.25%

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .20%;

b)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .45%;

c)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .70%;

d)	Contracts with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR) or Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%;

e)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .50%;

f)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .75%;

g)	Guaranteed Minimum Death Benefit (GMDB), with an annual rate of .30%;

h)	Guaranteed Minimum Death Benefit (GMDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .55%;

i)	Guaranteed Minimum Death Benefit (GMDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .80%.

•	For B Series, an annual rate of 1.10% or L Series, an annual rate of 1.45%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% (.25% before 7/6/10) or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65% (.50% before 7/6/10).

•	For B Series 2012, an annual rate of 1.15% or L Series 2012, an annual rate of 1.50%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65%.

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in an amount equal to .20% on an annual basis for GIAB, B Series and L Series or .25% on an annual basis for B Series 2012 and L Series 2012.

(3)	A combined mortality and expense charge and administrative expense charge is applied as a reduction to the unit value and is calculated daily at an annual rate of 1.00% for contracts issued in conjunction with applications signed prior to May 1, 2017 and 0.75% for contracts issued in conjunction with applications signed after May 1, 2017 for Guardian Investor ProFreedom Variable Annuity (B Share), 0.60% for Guardian Investor ProStrategies Variable Annuity (I Share), or 1.70% for Guardian Investor ProFreedom Variable Annuity (C Share). There are additional charges applied for each optional rider, calculated as a percentage of the average daily net asset value of the applicable contracts as shown below:

•	For B Share and C Share

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .30% for contracts issued in conjunction with applications signed prior to May 1, 2017; .35% for contracts issued in conjunction with applications signed on or after May 1, 2017;

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December 31, 2018 (continued)

b)	Return of Premium Death Benefit Basic Rider (ROPDB Basic), with an annual rate of .25%;

c)	Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .30% for contracts issued in conjunction with applications signed prior to May 1, 2017; .45% for contracts issued in conjunction with applications signed on or after May 1, 2017;

d)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .35% for contracts issued in conjunction with applications signed prior to May 1, 2017; .50% for contracts issued in conjunction with applications signed on or after May 1, 2017.

•	For I Share

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .30%;

b)	Return of Premium Death Benefit Basic Rider (ROPDB Basic), with an annual rate of .25%;

c)	Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .30%;

d)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .35%.

There were no sales of I Share contracts during 2017.

(4)	Additional optional benefit riders deducted as follows:

a)	Annual Guaranteed Minimum Income Benefit Rider (GMIB), with an anniversary and upon termination rate of .50% of the accumulation value for GIAB.

b)	Guaranteed Lifetime Withdrawal Benefit Rider (GLWB)/Guaranteed Minimum Withdrawal Benefit Rider (GMWB), with an annual rate ranging from .40% to 1.65% of the adjusted Guaranteed Withdrawal Balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract, depending on the option chosen. For the years ended December 31, 2017 and 2018, these rider fees amounted to $93,147,302 and $95,783,693, respectively, and are included in the “Transfers-rider fees and other” in the Statements of Changes in Net Assets. The availability of the GLWB and GMWB riders is dependent on the type of contract selected. Effective February 17, 2017, Variable Annuity with GLWB rider was no longer available for sale.

c)	The Deferred Income Annuity Payout Option rider (DIA) is available to B Share, I Share, and C Share contract owners at no additional cost.

(5)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

• Guardian Core Plus Fixed Income VIP Fund

• Guardian Diversified Research VIP Fund

• Guardian Growth & Income VIP Fund

• Guardian Integrated Research VIP Fund

• Guardian International Growth VIP Fund

• Guardian International Value VIP Fund

• Guardian Large Cap Disciplined Growth VIP Fund

• Guardian Large Cap Disciplined Value VIP Fund

• Guardian Large Cap Fundamental Growth VIP Fund

• Guardian Mid Cap Relative Value VIP Fund

• Guardian Mid Cap Traditional Growth VIP Fund

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December 31, 2018 (continued)

GIAC has administrative service fee agreements with, Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., Fred Alger Management, Inc., AllianceBernstein, L.P., BlackRock Advisors, LLC, Columbia Management Investment Advisers, LLC, Davis Selected Advisers, LP, , Fidelity Management & Research Company, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Massachusetts Financial Services Company, OFI Global Asset Management, Inc., PIMCO, Amundi Pioneer Asset Management, Inc., Templeton Global Advisers Limited, Templeton Investment Counsel, LLC, Ivy Investment Management Company, American Century Investment Management, Inc., Putnam Investment Management, LLC, EULAV Asset Management, LLC, ALPS Advisors, Inc., Westchester Capital Management, LLC, Deutsche Investment Management Americas Inc., Guggenheim Investments, Janus Henderson Group PLC, Lazard Asset Management LLC, Legg Mason Partners Fund Advisor, LLC, Morgan Stanley Investment Management Inc., T. Rowe Price Associates, Inc., VanEck Associates Corporation, Virtus Investment Partners and Capital Group, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through a redemption in units and paid to GIAC during the following years:

	Contingent Deferred Sales Charge Percentage Per Number of Contract Years Completed
Product	0	1	2	3	4		5	6	7
GIAB	8.0%	7.0%	6.0%	5.0%	4.0%		3.0%	2.0%	0%	*
B Series	8.0%	8.0%	7.0%	6.0%	5.0%		4.0%	3.0%	0%	*
L Series	8.0%	8.0%	7.0%	6.0%	0%	*	—	—	—
B Series 2012	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
L Series 2012	8.0%	7.5%	6.5%	5.5%	0%	*	—	—	—
B Share	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
I Share	None
C Share	None

*0%	and thereafter

For the years ended December 31, 2017 and 2018, contingent deferred sales charges were $2,775,489 and $2,986,363.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2018 and 2017, were as follows:

	2018			2017
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Guardian Core Plus Fixed Income VIP Fund	37,385,227	1,999,500	35,385,727	782,996	25,677	757,319
Guardian Diversified Research VIP Fund	13,939,374	730,608	13,208,766	523,542	50,595	472,947
Guardian Growth & Income VIP Fund	15,646,343	866,166	14,780,177	435,599	17,470	418,129
Guardian Integrated Research VIP Fund	3,761	52,432	(48,671)	511,633	20,303	491,330
Guardian International Growth VIP Fund	14,920,862	709,163	14,211,699	161,987	36,783	125,204
Guardian International Value VIP Fund	25,025,214	1,827,398	23,197,816	534,611	55,625	478,986
Guardian Large Cap Disciplined Growth VIP Fund	9,080,636	1,349,380	7,731,256	372,566	53,688	318,878
Guardian Large Cap Disciplined Value VIP Fund	16,394,332	826,603	15,567,729	647,377	26,039	621,338
Guardian Large Cap Fundamental Growth VIP Fund	20,468,031	1,564,912	18,903,119	514,039	50,880	463,159

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NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

	2018			2017
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Guardian Mid Cap Relative Value VIP Fund	21,168,103	1,056,547	20,111,556	474,512	17,451	457,061
Guardian Mid Cap Traditional Growth VIP Fund	9,108,012	471,505	8,636,507	375,089	59,757	315,332
Victory RS Large Cap Alpha VIP Series	27,192	1,810,093	(1,782,901)	63,439	1,998,069	(1,934,630)
Victory S&P 500 Index VIP Series	20,770	267,213	(246,443)	54,152	313,128	(258,976)
Victory High Yield VIP Series	5,362	136,487	(131,125)	63,025	145,216	(82,191)
Victory INCORE Low Duration Bond VIP Series	142,525	2,583,957	(2,441,432)	3,646,069	1,871,647	1,774,422
Victory RS Small Cap Growth Equity VIP Series	7,632	107,008	(99,376)	10,211	120,366	(110,155)
Victory RS International VIP Series	99,177	315,967	(216,790)	11,293	612,430	(601,137)
Victory Sophus Emerging Markets VIP Series	12,238	141,826	(129,588)	11,095	118,830	(107,735)
Victory INCORE Investment Quality Bond VIP Series	1,288,631	4,474,516	(3,185,885)	5,224,575	4,065,897	1,158,678
Gabelli Capital Asset Fund	1,077	55,550	(54,473)	1,400	45,431	(44,031)
Value Line Centurion Fund	1,335	2,174	(839)	215	18,496	(18,281)
Value Line Strategic Asset Management Trust	3,535	31,664	(28,129)	1,642	106,652	(105,010)
Value Line VIP Equity Advantage Fund	15,235	35,668	(20,433)	52,709	26,881	25,828
Invesco V.I. American Franchise Fund Series II	242	398,494	(398,252)	425	86,964	(86,539)
Invesco V.I. Value Opportunities Fund Series II	263	5,022	(4,759)	736	16,603	(15,867)
Invesco V.I. Global Real Estate Fund Series II	2,676	5,185	(2,509)	2,991	2,348	643
Invesco V.I. Government Securities Fund Series II	1,935	38,384	(36,449)	7,616	54,532	(46,916)
Invesco V.I. Mid Cap Core Equity Fund Series II	1,896	2,693,011	(2,691,115)	10,498	239,722	(229,224)
Invesco V.I. Core Equity Fund Series II	5,426	8,609,726	(8,604,300)	81,350	416,534	(335,184)
Invesco V.I. International Growth Fund Series II	8,155	10,783,733	(10,775,578)	36,694	969,949	(933,255)
Invesco V.I. Small Cap Equity Fund Series II	8,970	250,701	(241,731)	12,747	450,945	(438,198)
Invesco V.I. Comstock Fund Series II	5,927	9,541,382	(9,535,455)	27,462	1,490,397	(1,462,935)
Invesco V.I. American Value Fund Series II	1,686	2,489,745	(2,488,059)	7,977	174,649	(166,672)
Invesco V.I. Growth and Income Fund Series II	144	230,299	(230,155)	1,055	57,472	(56,417)
Invesco V.I. Balanced-Risk Allocation Fund Series II	36,862	117,280	(80,418)	53,325	82,999	(29,674)
Alger Capital Appreciation Portfolio Class S	142	80,412	(80,270)	2,638	19,316	(16,678)
AB VPS Growth and Income Portfolio Class B	34,774	2,947,204	(2,912,430)	45,467	2,332,562	(2,287,095)
AB VPS Large Cap Growth Portfolio Class B	4,257	11,157	(6,900)	1,870	14,325	(12,455)
AB VPS Global Thematic Growth Portfolio Class B	225	13,261	(13,036)	5,415	6,914	(1,499)
AB VPS Real Estate Investment Portfolio Class B	3,068	15,353	(12,285)	1,005	21,519	(20,514)
AB VPS Value Portfolio Class B	161	53,683	(53,522)	518	16,148	(15,630)
AB VPS Dynamic Asset Allocation Portfolio Class B	78,159	117,968	(39,809)	20,786	12,610	8,176
BlackRock Capital Appreciation V.I. Fund Class III	16,953	5,601,861	(5,584,908)	38,923	1,829,818	(1,790,895)
BlackRock Global Allocation V.I. Fund Class III	21,143	50,961	(29,818)	11,987	33,295	(21,308)
BlackRock Advantage Large Cap Core V.I. Fund Class III	27,124	1,717,124	(1,690,000)	41,444	2,032,553	(1,991,109)
BlackRock Advantage Large Cap Value V.I. Fund Class III	31,172	11,824	19,348	2,799	16,016	(13,217)
Columbia Variable Portfolio — Asset Allocation Fund Class 2	2,207	3,627	(1,420)	1,069	34,590	(33,521)
Columbia Variable Portfolio — Small Cap Value Fund Class 2	159,064	383,539	(224,475)	25,666	956,582	(930,916)
Columbia Variable Portfolio — Small Company Growth Fund Class 2	1,542	2,127	(585)	2,788	3,034	(246)

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NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

	2018			2017
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Columbia Variable Portfolio — Large Cap Growth Fund Class 2	4	6,518	(6,514)	3,454	398	3,056
CTIVPSM — Loomis Sayles Growth Fund (formerly Columbia Variable Portfolio — Loomis Sayles Growth Fund Class 2)	—	14,861	(14,861)	236	5,690	(5,454)
CTIVPSM — AQR Managed Futures Strategy Fund (formerly Columbia VP AQR Managed Futures Strategy Class 2)	57	—	57	4,760	—	4,760
Davis Financial Portfolio	2,464	19,467	(17,003)	6,531	18,062	(11,531)
Davis Real Estate Portfolio	954	25,516	(24,562)	1,028	28,888	(27,860)
Davis Value Portfolio	53,190	351,645	(298,455)	7,860	636,945	(629,085)
Wells Fargo VT International Equity Fund Class 2	8,907	12,254,299	(12,245,392)	27,534	1,752,564	(1,725,030)
Wells Fargo VT Small Cap Value Fund Class 2	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2	5,373	27,147	(21,774)	1,361	43,411	(42,050)
Fidelity VIP Contrafund Portfolio Service Class 2	51,586	5,277,641	(5,226,055)	96,744	3,533,144	(3,436,400)
Fidelity VIP Equity-Income Portfolio Service Class 2	1,529	135,614	(134,085)	3,413	208,117	(204,704)
Fidelity VIP Growth Portfolio Service Class 2	85	91,582	(91,497)	998	24,871	(23,873)
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	142,918	781,648	(638,730)	505,373	1,122,741	(617,368)
Fidelity VIP Mid Cap Portfolio Service Class 2	15,882	1,022,552	(1,006,670)	24,628	1,405,870	(1,381,242)
Fidelity VIP Overseas Portfolio Service Class 2	8,277	6,341	1,936	5,497	4,170	1,327
Fidelity VIP Government Money Market Portfolio Service Class 2	974,709	935,047	39,662	434,739	605,755	(171,016)
Fidelity VIP Growth Opportunities Portfolio Service Class 2	65,999	195,406	(129,407)	197,440	101,400	96,040
Templeton Global Bond VIP Fund Class 2	23,131	123,110	(99,979)	28,957	78,142	(49,185)
Templeton Growth VIP Fund Class 2	1,700	35,227	(33,527)	2,756	48,575	(45,819)
Templeton Foreign VIP Fund Class 2	1,166,625	997,219	169,406	67,540	728,798	(661,258)
Franklin Income VIP Fund Class 2	8,709	50,801	(42,092)	15,371	28,194	(12,823)
Franklin Mutual Shares VIP Fund Class 2	33	34,340	(34,307)	2,282	16,068	(13,786)
Franklin U.S. Government Securities VIP Fund Class 2	966,677	2,868,593	(1,901,916)	4,634,512	2,016,421	2,618,091
Franklin Rising Dividends VIP Fund Class 2	1,379	99,719	(98,340)	2,094	137,472	(135,378)
Franklin Small Cap Value VIP Fund Class 2	79,886	390,642	(310,756)	14,630	593,358	(578,728)
Franklin Growth & Income VIP Fund Class 2	91,824	260,980	(169,156)	302,544	92,628	209,916
MFS Total Return Bond Series Service Class	9,767	11,600,926	(11,591,159)	2,003,653	587,545	1,416,108
MFS Core Equity Portfolio Service Class	—	11,624	(11,624)	—	3,342	(3,342)
MFS Growth Series Service Class	146	55,497	(55,351)	1,685	31,527	(29,842)
MFS Investors Trust Series Service Class	—	15,738	(15,738)	231	1,656	(1,425)
MFS New Discovery Series Service Class	7,427	240,034	(232,607)	8,439	257,471	(249,032)
MFS Strategic Income Portfolio Service Class	3,859	4,960	(1,101)	6,416	4,596	1,820
MFS Total Return Series Service Class	3,097	89,638	(86,541)	8,570	162,155	(153,585)
MFS Utilities Series Service Class	14,998	424,393	(409,395)	54,105	286,094	(231,989)
MFS Value Series Service Class	447	43,880	(43,433)	1,320	6,079	(4,759)
MFS Technology Portfolio Service Class	4,404	245,162	(240,758)	10,473	352,848	(342,375)
MFS International Value Portfolio Service Class	40,087	53,989	(13,902)	57,463	44,914	12,549
MFS Blended Research Core Equity Portfolio Service Class	14,521	294,496	(279,975)	37,342	237,865	(200,523)
Oppenheimer Capital Appreciation Fund/VA Service Class	1,648	3,012,186	(3,010,538)	6,270	522,200	(515,930)
Oppenheimer International Growth Fund/VA Service Class	39,825	107,998	(68,173)	85,323	37,432	47,891

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NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

	2018			2017
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Oppenheimer Main Street Small Cap Fund/VA Service Class	23,515	982,796	(959,281)	243,609	1,348,871	(1,105,262)
Oppenheimer Global Strategic Income Fund/VA Service Class	944,408	2,552,382	(1,607,974)	3,175,077	1,824,122	1,350,955
PIMCO Low Duration Portfolio Advisor Class	6,933	41,647	(34,714)	1,057	37,445	(36,388)
PIMCO Real Return Portfolio Advisor Class	5,908	42,281	(36,373)	2,331	18,154	(15,823)
PIMCO Total Return Portfolio Advisor Class	820,093	24,733,786	(23,913,693)	5,960,032	3,030,373	2,929,659
PIMCO VIT Balanced Allocation Portfolio Advisor Class	2,747	29,403	(26,656)	2,424	6,556	(4,132)
PIMCO Dynamic Bond Portfolio Adviser Class (formerly PIMCO VIT Unconstrained Bond Portfolio Advisor Class)	18,242	11,678	6,564	16,772	17,702	(930)
Pioneer Disciplined Value VCT Portfolio Class II	6	6	—	42	42	—
Pioneer Equity Income VCT Portfolio Class II	8,575	10,415,446	(10,406,871)	60,380	737,339	(676,959)
Pioneer Fund VCT Portfolio Class II	—	2,080	(2,080)	—	434	(434)
Pioneer Mid Cap Value VCT Portfolio Class II	485,843	736,223	(250,380)	16,048	665,573	(649,525)
Pioneer Bond VCT Portfolio Class II	241,629	579,027	(337,398)	1,645,918	186,287	1,459,631
American Century VP Mid Cap Value Fund Class II	78,123	4,894,569	(4,816,446)	231,292	273,076	(41,784)
American Century VP Inflation Protection Fund Class II	80,344	104,017	(23,673)	157,753	40,689	117,064
Ivy VIP Mid Cap Growth Fund Class II (formerly Ivy VIP Mid Cap Growth Fund)	6,972	8,787,917	(8,780,945)	54,797	1,074,163	(1,019,366)
Ivy VIP Global Bond Fund Class II (formerly Ivy VIP Global Bond Fund)	24,723	39,986	(15,263)	66,228	16,210	50,018
Ivy Funds VIP High Income Fund Class II (formerly Ivy VIP High Income Fund)	27,774	78,120	(50,346)	128,938	23,334	105,604
Putnam VT Equity Income Fund Class IB	17,028	406,055	(389,027)	27,309	451,126	(423,817)
Putnam VT Multi Asset Absolute Return Class IB (formerly Putnam VT Absolute Return 500 Fund Class IB)	4,025	10,597	(6,572)	29,688	2,872	26,816
Putnam VT Small Cap Value Fund Class IB	16,323	34,321	(17,998)	198,647	44,558	154,089
Putnam VT Multi Cap Core Fund Class IB (formerly Putnam VT Investors Fund Class IB)	30,527	974,357	(943,830)	57,933	1,258,117	(1,200,184)
ALPS/Alerian Energy Infrastructure Portfolio Class III	20,595	52,484	(31,889)	55,831	19,646	36,185
ALPS/Red Rocks Listed Private Equity Portfolio Class III	3,440	10,931	(7,491)	21,539	3,481	18,058
DWS Alternative Asset Allocation VIP Class B (formerly Deutsche Alternative Asset Allocation VIP Class B)	6,005	12,104	(6,099)	5,678	926	4,752
Janus Henderson Enterprise Portfolio Service Shares	8,237	45,053	(36,816)	86,258	34,455	51,803
Janus Henderson Global Technology Portfolio Service Shares	33,380	690,485	(657,105)	40,931	1,258,559	(1,217,628)
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	31,044	54,531	(23,487)	16,038	13,614	2,424
ClearBridge Variable Small Cap Growth Portfolio Class II	23,216	117,569	(94,353)	241,891	57,814	184,077
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	6,685	42,475	(35,790)	1,749	6,080	(4,331)
Western Asset Core Plus VIT Portfolio Class II	257,645	165,703	91,942	1,072,755	105,719	967,036
The Merger Fund VL	12,383	16,786	(4,403)	27,274	14,960	12,314

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NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

	2018			2017
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Mariner Managed Futures Strategy Portfolio Class II	—	—	—	1,716	139,215	(137,499)
Guggenheim VT Multi-Hedge Strategies Fund	5,087	6,378	(1,291)	1,951	5,852	(3,901)
Guggenheim VT Long Short Equity Fund	8,124	16,537	(8,413)	24,724	3,938	20,786
T. Rowe Price Health Sciences Portfolio II	31,862	70,239	(38,377)	56,496	34,291	22,205
T. Rowe Price Blue Chip Growth Portfolio II	3,057	3,783,988	(3,780,931)	62,518	717,502	(654,984)
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	15,721	24,520	(8,799)	54,122	24,100	30,022
Morgan Stanley VIF Global Infrastucture Portfolio Class II	759	—	759	3,262	—	3,262
VanEck VIP Global Hard Assets Service Class	16,143	67,249	(51,106)	43,043	3,988	39,055
Virtus Duff & Phelps Real Estate Securities Series	11,077	54,226	(43,149)	57,131	25,752	31,379
American Funds Insurance Series Asset Allocation Fund Class 4	44,555	65	44,490	110,238	—	110,238
American Funds Insurance Series Bond Fund Class 4	11,002	114	10,888	6,426	—	6,426
American Funds Insurance Series Global Growth Fund Class 4	10,844	—	10,844	20,941	—	20,941
American Funds Insurance Series Global Growth and Income Fund Class 4	3,385	—	3,385	16,980	—	16,980
American Funds Insurance Series Growth Fund Class 4	11,772	4,204	7,568	55,882	—	55,882
American Funds Insurance Series Growth and Income Fund Class 4	24,789	7,228	17,561	36,339	—	36,339
American Funds Insurance Series U.S. Government/AAA-Rated Securities Fund Class 4	14,870	67	14,803	7,921	—	7,921

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. The differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following schedule was developed, for each of the five years ending December 31, by determining which products offered by GIAC and funded by the Account that have the lowest and highest expense ratio. Only product designs within each investment option that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the lowest and highest contract charges potentially offered by GIAC as contract owners may not have selected all available and applicable contract options. The net assets disclosed in the table below represent only net assets in accumulation.

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian Core Plus Fixed Income VIP Fund(7)(9)	2018	36,702,396	$9.46	to	$9.93	$354,268,431	0.75%	to	2.15%	0.00%	-3.41%	-2.03%
	2017	1,316,669	9.89	to	10.14	13,025,483	0.75%	to	1.40%	0.00%	1.39%	2.15%
	2016	559,350	9.68	to	9.68	5,416,882	1.40%	to	1.40%	0.00%	-3.16%	-3.16%
Guardian Diversified Research VIP Fund(7)(9)	2018	14,160,754	$10.52	to	$11.26	$147,547,492	0.75%	to	2.15%	0.00%	-8.41%	-7.11%
	2017	951,988	11.33	to	12.36	11,816,426	0.75%	to	1.75%	0.00%	13.26%	19.85%
	2016	479,041	10.32	to	10.32	4,944,302	1.40%	to	1.40%	0.00%	3.21%	3.21%
Guardian Growth & Income VIP Fund(7)(9)	2018	15,583,295	$10.60	to	$11.23	$161,971,017	0.75%	to	2.15%	0.00%	-10.06%	-8.78%
	2017	803,118	11.58	to	12.55	10,124,168	1.25%	to	1.75%	0.00%	15.80%	17.99%
	2016	384,989	10.64	to	10.65	4,100,017	1.40%	to	1.75%	0.00%	6.37%	6.50%
Guardian Integrated Research VIP Fund(9)	2018	900,514	$10.25	to	$10.81	$9,811,115	1.00%	to	1.75%	0.00%	-9.91%	-9.22%
	2017	949,185	11.99	to	12.05	11,438,834	1.40%	to	1.75%	0.00%	17.82%	18.24%
	2016	457,855	10.19	to	10.19	4,666,394	1.40%	to	1.40%	0.00%	1.92%	1.92%

B-79

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian International Growth VIP Fund(7)(9)	2018	14,478,989	$9.48	to	$9.74	$131,125,024	0.75%	to	2.15%	0.00%	-20.54%		-19.40%
	2017	267,290	11.77	to	12.38	3,304,887	0.75%	to	1.40%	0.00%	17.67%		29.25%
	2016	142,086	9.57	to	9.57	1,360,440	1.40%	to	1.40%	0.00%	-4.25%		-4.25%
Guardian International Value VIP Fund(7)(9)	2018	24,142,148	$8.53	to	$9.73	$208,063,110	0.75%	to	2.05%	0.00%	-15.81%		-14.72%
	2017	944,332	11.55	to	11.58	10,935,409	0.75%	to	1.40%	0.00%	15.53%		20.82%
	2016	465,346	9.58	to	9.58	4,460,210	1.40%	to	1.40%	0.00%	-4.15%		-4.15%
Guardian Large Cap Disciplined Growth VIP Fund(7)(9)	2018	8,380,194	$9.37	to	$11.43	$80,681,382	0.75%	to	2.30%	0.00%	-6.28%		-1.93%
	2017	648,938	11.66	to	12.38	8,063,356	0.75%	to	1.75%	0.00%	16.59%		26.38%
	2016	330,060	9.80	to	9.80	3,235,804	1.40%	to	1.40%	0.00%	-1.96%		-1.96%
Guardian Large Cap Disciplined Value VIP Fund(7)(9)	2018	16,774,855	$8.93	to	$10.20	$185,228,046	0.75%	to	2.30%	0.00%	-11.56%		-10.68%
	2017	1,207,126	11.54	to	12.55	15,217,733	0.75%	to	1.75%	0.00%	15.37%		17.12%
	2016	585,788	10.73	to	10.73	6,285,119	1.40%	to	1.40%	0.00%	7.29%		7.29%
Guardian Large Cap Fundamental Growth VIP Fund(7)(9)	2018	19,827,593	$9.45	to	$11.35	$217,344,265	0.75%	to	2.30%	0.00%	-5.49%		-2.54%
	2017	924,474	12.50	to	12.50	11,558,418	1.40%	to	1.40%	0.00%	23.28%		23.28%
	2016	461,315	10.14	to	10.14	4,678,701	1.40%	to	1.40%	0.00%	1.42%		1.42%
Guardian Mid Cap Relative Value VIP Fund(7)(9)	2018	20,949,991	$9.21	to	$9.77	$203,219,079	0.75%	to	2.15%	0.00%	-16.31%		-15.12%
	2017	838,435	10.85	to	11.80	9,890,226	0.75%	to	1.40%	0.00%	8.50%		9.64%
	2016	381,374	10.76	to	10.76	4,103,278	1.40%	to	1.40%	0.00%	7.59%		7.59%
Guardian Mid Cap Traditional Growth VIP Fund(7)(9)	2018	9,281,072	$11.27	to	$11.67	$110,005,227	0.75%	to	2.15%	0.00%	-5.61%		-4.26%
	2017	644,565	11.77	to	12.42	8,039,810	0.75%	to	1.75%	0.00%	17.71%		25.10%
	2016	329,233	9.94	to	9.94	3,273,578	1.40%	to	1.40%	0.00%	-0.57%		-0.57%
Victory RS Large Cap Alpha VIP Series	2018	12,318,481	$20.80	to	$26.05	$312,371,399	1.30%	to	2.20%	0.04%	-10.99%	to	-10.18%
	2017	14,101,382	23.37	to	29.00	398,463,936	1.30%	to	2.20%	1.05%	16.07%	to	17.12%
	2016	16,036,012	20.13	to	24.76	387,125,627	1.30%	to	2.20%	1.15%	6.64%	to	7.61%
	2015	16,700,367	18.88	to	23.01	374,880,390	1.30%	to	2.20%	1.29%	-4.15%	to	-3.28%
	2014	17,298,108	16.57	to	23.79	401,843,680	1.30%	to	2.15%	1.23%	11.15%	to	12.10%
Victory S&P 500 Index VIP Series	2018	1,883,217	$18.40	to	$32.01	$48,948,376	1.30%	to	2.15%	0.13%	-6.69%	to	-5.89%
	2017	2,129,660	19.72	to	34.01	58,248,841	1.30%	to	2.15%	1.77%	19.00%	to	20.02%
	2016	2,388,636	16.58	to	28.34	53,999,860	1.30%	to	2.15%	2.01%	9.35%	to	10.29%
	2015	2,582,880	15.16	to	25.69	52,689,579	1.30%	to	2.15%	1.77%	-1.14%	to	-0.29%
	2014	2,835,392	15.33	to	25.77	57,650,129	1.30%	to	2.15%	1.68%	10.99%	to	11.95%
Victory High Yield VIP Series	2018	583,451	$13.91	to	$20.26	$10,609,703	1.30%	to	2.30%	0.50%	-2.00%	to	-1.01%
	2017	714,576	14.20	to	20.46	13,202,214	1.30%	to	2.30%	5.73%	7.43%	to	8.52%
	2016	796,767	13.22	to	18.86	13,644,037	1.30%	to	2.30%	6.25%	12.79%	to	13.94%
	2015	938,376	11.72	to	16.55	14,187,827	1.30%	to	2.30%	6.28%	-6.77%	to	-5.82%
	2014	1,023,323	12.57	to	17.57	16,526,017	1.30%	to	2.30%	6.26%	-3.11%	to	-2.13%
Victory INCORE Low Duration Bond VIP Series	2018	24,388,405	$9.39	to	$10.88	$253,037,803	1.30%	to	2.15%	0.48%	-1.15%	to	-0.30%
	2017	26,829,837	9.50	to	10.91	279,934,119	1.30%	to	2.15%	1.43%	-0.54%	to	0.32%
	2016	25,055,415	9.55	to	10.88	261,229,982	1.30%	to	2.15%	1.33%	-0.15%	to	0.71%
	2015	25,256,521	9.56	to	10.80	262,704,105	1.30%	to	2.15%	1.35%	-1.69%	to	-0.84%
	2014	23,625,790	9.73	to	10.89	249,779,890	1.30%	to	2.15%	1.76%	-1.24%	to	-0.39%
Victory RS Small Cap Growth Equity VIP Series	2018	575,517	$26.42	to	$39.86	$15,443,378	1.30%	to	2.20%	0.00%	-10.26%	to	-9.45%
	2017	674,893	29.44	to	44.01	20,143,305	1.30%	to	2.20%	0.00%	35.17%	to	36.40%
	2016	785,048	21.78	to	32.27	17,416,131	1.30%	to	2.20%	0.00%	-0.79%	to	0.12%
	2015	828,511	21.95	to	32.23	18,675,008	1.30%	to	2.20%	0.00%	-1.58%	to	-0.69%
	2014	902,767	22.30	to	32.46	20,933,712	1.30%	to	2.20%	0.00%	7.72%	to	8.70%
Victory RS International VIP Series	2018	1,704,365	$14.21	to	$21.81	$30,862,541	1.30%	to	2.30%	0.83%	-12.71%	to	-11.82%
	2017	1,921,155	16.28	to	24.73	39,527,481	1.30%	to	2.30%	1.82%	22.81%	to	24.05%
	2016	2,522,292	13.26	to	19.94	41,941,521	1.30%	to	2.30%	2.09%	-0.73%	to	0.27%
	2015	2,709,520	13.35	to	19.88	44,977,713	1.30%	to	2.30%	1.98%	-1.47%	to	-0.47%
	2014	3,007,222	13.55	to	19.97	50,267,154	1.30%	to	2.30%	2.03%	-7.47%	to	-6.53%

B-80

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Victory Sophus Emerging Markets VIP Series	2018	690,805	$9.82	to	$21.81	$10,727,822	1.30%	to	2.30%	0.79%	-20.82%	to	-20.02%
	2017	820,393	12.40	to	27.27	16,280,945	1.30%	to	2.30%	0.86%	39.61%	to	41.02%
	2016	928,128	8.88	to	19.34	13,376,279	1.30%	to	2.30%	0.88%	9.01%	to	10.12%
	2015	982,551	8.15	to	17.56	13,082,735	1.30%	to	2.30%	0.43%	-14.74%	to	-13.87%
	2014	981,446	9.55	to	20.39	15,996,048	1.30%	to	2.30%	1.04%	-5.91%	to	-4.96%
Victory INCORE Investment Quality Bond VIP Series	2018	36,346,267	$12.84	to	$13.40	$451,614,135	1.30%	to	2.20%	0.60%	-2.59%	to	-1.71%
	2017	39,532,152	13.19	to	13.63	503,046,738	1.30%	to	2.20%	2.34%	1.87%	to	2.80%
	2016	38,373,474	12.94	to	13.26	478,971,336	1.30%	to	2.20%	2.37%	1.26%	to	2.18%
	2015	41,022,666	12.78	to	12.98	505,301,325	1.30%	to	2.20%	2.53%	-1.87%	to	-0.98%
	2014	40,659,283	10.16	to	13.11	514,168,321	1.30%	to	2.15%	2.99%	3.29%	to	4.18%
RS Money Market VIP Series(8)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	—	—		—	—	—		—	—	—		—
	2014	2,060,561	9.01	to	9.26	19,562,625	1.30%	to	2.30%	0.01%	-2.29%	to	-1.30%
Gabelli Capital Asset Fund	2018	213,870	$21.03	to	$22.67	$4,785,392	1.45%	to	1.95%	0.31%	-12.81%	to	-12.38%
	2017	268,343	24.13	to	25.87	6,834,346	1.45%	to	1.95%	0.26%	18.15%	to	18.74%
	2016	312,374	20.42	to	21.79	6,711,672	1.45%	to	1.95%	0.57%	12.03%	to	12.59%
	2015	363,528	18.23	to	19.35	6,946,428	1.45%	to	1.95%	0.41%	-10.58%	to	-10.13%
	2014	449,020	19.34	to	21.53	9,554,167	1.45%	to	2.00%	0.41%	-1.44%	to	-0.89%
Value Line Centurion Fund	2018	49,546	$17.67	to	$19.05	$932,120	1.45%	to	1.95%	0.23%	-1.72%	to	-1.23%
	2017	50,385	17.98	to	19.28	960,633	1.45%	to	1.95%	0.20%	17.39%	to	17.98%
	2016	68,666	15.32	to	16.35	1,111,968	1.45%	to	1.95%	0.20%	4.78%	to	5.31%
	2015	76,910	14.62	to	15.52	1,184,421	1.45%	to	1.95%	0.35%	-0.88%	to	-0.39%
	2014	74,386	14.75	to	15.58	1,150,335	1.45%	to	1.95%	0.22%	7.13%	to	7.67%
Value Line Strategic Asset Management Trust	2018	185,840	$19.31	to	$25.47	$4,329,635	1.30%	to	2.05%	0.73%	-1.94%	to	-1.20%
	2017	213,969	19.69	to	25.78	5,055,781	1.30%	to	2.05%	0.51%	14.50%	to	15.37%
	2016	318,979	17.20	to	22.35	6,535,139	1.30%	to	2.05%	0.59%	3.35%	to	4.14%
	2015	360,763	16.64	to	21.46	7,109,128	1.30%	to	2.05%	0.69%	-1.18%	to	-0.43%
	2014	390,550	16.84	to	21.55	7,735,625	1.30%	to	2.05%	0.48%	6.29%	to	7.10%
Value Line VIP Equity Advantage Fund(5)	2018	192,939	$9.60	to	$9.73	$1,925,789	0.75%	to	2.00%	5.84%	-14.77%	to	-13.68%
	2017	213,372	11.12	to	11.41	2,483,319	0.75%	to	2.00%	0.36%	11.24%	to	19.53%
	2016	187,544	9.55	to	9.74	1,814,782	1.00%	to	2.00%	0.72%	7.08%	to	8.18%
	2015	71,713	8.92	to	9.00	643,027	1.00%	to	2.00%	0.00%	-10.82%	to	-10.00%
Invesco V.I. American Franchise Fund Series II(7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	398,252	16.92	to	18.14	7,210,017	1.45%	to	1.95%	0.00%	24.56%	to	25.19%
	2016	484,791	13.58	to	14.49	7,012,281	1.45%	to	1.95%	0.00%	0.03%	to	0.53%
	2015	564,645	13.58	to	14.41	8,123,788	1.45%	to	1.95%	0.00%	2.72%	to	3.23%
	2014	702,718	13.22	to	13.96	9,788,659	1.45%	to	1.95%	0.00%	6.07%	to	6.60%
Invesco V.I. Value Opportunities Fund Series II
	2018	48,084	$11.84	to	$12.76	$611,183	1.45%	to	1.95%	0.00%	-20.92%	to	-20.52%
	2017	52,843	14.97	to	16.05	845,508	1.45%	to	1.95%	0.01%	14.95%	to	15.53%
	2016	68,710	13.02	to	13.89	950,740	1.45%	to	1.95%	0.08%	15.63%	to	16.21%
	2015	105,179	11.26	to	11.95	1,233,207	1.45%	to	1.95%	2.26%	-12.39%	to	-11.95%
	2014	116,408	12.85	to	13.58	1,553,732	1.45%	to	1.95%	1.16%	4.32%	to	4.84%
Invesco V.I. Global Real Estate Fund Series II	2018	18,729	$21.84	to	$23.20	$384,971	1.30%	to	1.90%	3.54%	-8.11%	to	-7.55%
	2017	21,238	23.77	to	25.09	486,375	1.30%	to	1.90%	3.08%	10.59%	to	11.26%
	2016	20,595	21.49	to	22.55	436,521	1.30%	to	1.90%	1.24%	-0.12%	to	0.49%
	2015	27,867	15.23	to	22.44	573,790	1.30%	to	2.05%	3.44%	-3.75%	to	-3.02%
	2014	31,647	15.82	to	23.14	668,219	1.30%	to	2.05%	1.40%	12.01%	to	12.86%
Invesco V.I. Government Securities Fund Series II	2018	144,013	$11.32	to	$12.20	$1,745,104	1.45%	to	1.95%	1.83%	-1.65%	to	-1.16%
	2017	180,462	11.51	to	12.35	2,214,646	1.45%	to	1.95%	1.81%	-0.26%	to	0.25%
	2016	227,378	11.59	to	12.32	2,785,304	1.45%	to	2.00%	1.77%	-1.01%	to	-0.47%
	2015	258,832	11.71	to	12.37	3,186,657	1.45%	to	2.00%	1.78%	-1.93%	to	-1.39%
	2014	335,094	11.94	to	12.55	4,178,166	1.45%	to	2.00%	2.70%	1.81%	to	2.37%

B-81

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Invesco V.I. Mid Cap Core Equity Fund Series II(7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	2,691,115	15.61	to	24.09	50,918,673	1.30%	to	2.15%	0.32%	12.20%	to	13.16%
	2016	2,920,339	13.91	to	21.29	48,899,244	1.30%	to	2.15%	0.00%	10.73%	to	11.69%
	2015	3,058,145	12.56	to	19.06	46,026,399	1.30%	to	2.15%	0.10%	-6.33%	to	-5.52%
	2014	2,892,289	13.41	to	20.17	46,821,661	1.30%	to	2.15%	0.00%	1.94%	to	2.82%
Invesco V.I. Core Equity Fund Series II(7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	8,604,300	15.62	to	24.74	164,209,542	1.30%	to	2.15%	0.80%	10.46%	to	11.41%
	2016	8,939,484	14.14	to	22.20	153,354,945	1.30%	to	2.15%	0.49%	7.66%	to	8.59%
	2015	9,375,084	13.13	to	20.45	148,657,292	1.30%	to	2.15%	0.93%	-8.02%	to	-7.22%
	2014	8,597,858	14.28	to	22.04	149,448,232	1.30%	to	2.15%	0.71%	5.54%	to	6.44%
Invesco V.I. International Growth Fund Series II(7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	10,775,578	12.70	to	14.29	148,523,457	1.30%	to	2.15%	1.23%	20.10%	to	21.13%
	2016	11,708,833	10.49	to	11.90	133,399,097	1.30%	to	2.15%	1.19%	-2.83%	to	-1.99%
	2015	11,299,507	10.70	to	12.24	131,031,492	1.30%	to	2.15%	1.35%	-4.70%	to	-3.88%
	2014	10,091,560	11.13	to	12.85	120,698,479	1.30%	to	2.15%	1.44%	-2.05%	to	-1.21%
Invesco V.I. Small Cap Equity Fund Series II	2018	3,370,349	$12.76	to	$13.41	$45,168,211	1.30%	to	2.15%	0.00%	-17.09%	to	-16.37%
	2017	3,612,080	15.26	to	16.18	57,939,614	1.30%	to	2.15%	0.00%	11.29%	to	12.25%
	2016	4,050,278	13.59	to	14.54	57,955,912	1.30%	to	2.15%	0.00%	9.44%	to	10.38%
	2015	3,926,252	12.31	to	13.28	50,938,490	1.30%	to	2.15%	0.00%	-7.76%	to	-6.97%
	2014	3,830,575	13.24	to	14.40	53,264,736	1.30%	to	2.15%	0.00%	-0.10%	to	0.76%
Invesco V.I. Comstock Fund Series II(7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	9,535,455	18.67	to	19.04	183,256,075	1.30%	to	2.15%	1.96%	15.06%	to	16.05%
	2016	10,998,390	16.09	to	16.55	182,372,579	1.30%	to	2.15%	1.32%	14.47%	to	15.46%
	2015	11,117,635	13.94	to	14.45	159,820,853	1.30%	to	2.15%	1.72%	-8.20%	to	-7.41%
	2014	10,622,341	15.05	to	15.75	164,717,733	1.30%	to	2.15%	1.15%	6.76%	to	7.68%
Invesco V.I. American Value Fund Series II(7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	2,488,059	15.90	to	32.45	51,929,306	1.30%	to	2.15%	0.60%	7.33%	to	8.26%
	2016	2,654,731	14.81	to	29.98	51,252,976	1.30%	to	2.15%	0.12%	12.74%	to	13.72%
	2015	2,610,688	13.14	to	26.36	44,562,340	1.30%	to	2.15%	0.01%	-11.30%	to	-10.54%
	2014	2,380,756	14.81	to	29.46	46,697,335	1.30%	to	2.15%	0.21%	7.13%	to	8.05%
Invesco V.I. Growth and Income Fund Series II(7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	230,155	22.63	to	24.27	5,522,757	1.45%	to	1.95%	1.23%	11.82%	to	12.38%
	2016	286,572	20.24	to	21.60	6,115,377	1.45%	to	1.95%	0.87%	17.10%	to	17.69%
	2015	324,636	17.28	to	18.35	5,889,018	1.45%	to	1.95%	2.56%	-5.19%	to	-4.71%
	2014	385,978	16.58	to	19.26	7,351,534	1.45%	to	2.00%	1.45%	7.78%	to	8.37%
Invesco V.I. Balanced-Risk Allocation Fund Series II	2018	635,480	$9.88	to	$10.78	$7,122,712	0.75%	to	2.05%	1.31%	-8.62%	to	-7.41%
	2017	715,898	11.80	to	12.38	8,725,813	1.00%	to	2.05%	3.81%	7.58%	to	8.73%
	2016	745,572	10.97	to	11.39	8,389,561	1.00%	to	2.05%	0.22%	9.22%	to	10.40%
	2015	497,868	10.04	to	10.31	5,093,530	1.00%	to	2.05%	4.96%	-6.36%	to	-5.36%
	2014	86,344	10.73	to	10.90	936,688	1.00%	to	2.05%	0.00%	3.54%	to	4.65%
Alger Capital Appreciation Portfolio Class S(7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	80,270	26.35	to	39.55	2,912,381	1.30%	to	2.30%	0.00%	27.75%	to	29.04%
	2016	96,948	20.62	to	30.65	2,718,811	1.30%	to	2.30%	0.00%	-2.08%	to	-1.09%
	2015	114,050	21.06	to	30.98	3,246,705	1.30%	to	2.30%	0.00%	3.49%	to	4.54%
	2014	121,497	20.35	to	29.64	3,330,853	1.30%	to	2.30%	0.00%	10.85%	to	11.97%
AB VPS Growth and Income Portfolio Class B(13)	2018	16,155,677	$11.48	to	$11.71	$189,226,726	1.30%	to	2.05%	0.73%	-7.77%	to	-7.07%
	2017	19,068,107	12.44	to	12.60	240,584,384	1.30%	to	2.05%	1.25%	16.17%	to	17.06%
	2016	21,355,202	10.71	to	10.77	230,569,121	1.30%	to	2.05%	1.23%	7.11%	to	7.68%
	2015	104,550	15.54	to	17.55	1,820,862	1.45%	to	2.00%	1.17%	-0.59%	to	-0.04%
	2014	121,286	15.63	to	17.56	2,113,400	1.45%	to	2.00%	1.11%	7.11%	to	7.71%

B-82

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
AB VPS International Value Portfolio Class B(10)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	2,415,670	12.13	to	16.04	38,373,067	1.30%	to	2.05%	2.24%	0.31%	to	1.07%
	2014	2,536,870	12.10	to	15.87	39,907,001	1.30%	to	2.05%	3.54%	-8.37%	to	-7.68%
AB VPS Large Cap Growth Portfolio Class B	2018	64,426	$24.64	to	$26.55	$1,697,983	1.45%	to	1.95%	0.00%	0.34%	to	0.84%
	2017	71,326	24.55	to	26.33	1,864,389	1.45%	to	1.95%	0.00%	29.12%	to	29.76%
	2016	83,781	19.02	to	20.29	1,689,323	1.45%	to	1.95%	0.00%	0.36%	to	0.87%
	2015	104,869	18.95	to	20.12	2,086,142	1.45%	to	1.95%	0.00%	8.70%	to	9.25%
	2014	108,832	17.43	to	18.41	1,993,550	1.45%	to	1.95%	0.00%	11.63%	to	12.19%
AB VPS Global Thematic Growth Portfolio Class B	2018	67,141	$12.81	to	$13.81	$917,497	1.45%	to	1.95%	0.00%	-11.73%	to	-11.29%
	2017	80,177	14.52	to	15.57	1,237,959	1.45%	to	1.95%	0.29%	33.65%	to	34.32%
	2016	81,676	10.86	to	11.59	939,393	1.45%	to	1.95%	0.00%	-2.81%	to	-2.32%
	2015	94,266	11.18	to	11.87	1,110,215	1.45%	to	1.95%	0.00%	0.65%	to	1.16%
	2014	98,970	11.10	to	11.73	1,158,187	1.45%	to	1.95%	0.00%	2.77%	to	3.29%
AB VPS Real Estate Investment Portfolio Class B	2018	101,566	$24.52	to	$27.43	$2,745,841	1.45%	to	2.20%	1.65%	-6.54%	to	-5.83%
	2017	113,851	26.23	to	29.13	3,279,963	1.45%	to	2.20%	1.56%	4.04%	to	4.83%
	2016	134,365	25.21	to	27.79	3,697,048	1.45%	to	2.20%	1.37%	5.03%	to	5.82%
	2015	160,152	24.00	to	26.26	4,167,612	1.45%	to	2.20%	1.28%	-1.54%	to	-0.80%
	2014	178,485	24.38	to	26.47	4,674,168	1.45%	to	2.20%	2.56%	22.22%	to	23.14%
AB VPS Value Portfolio Class B(7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	53,522	15.97	to	17.12	906,047	1.45%	to	1.95%	1.06%	11.09%	to	11.65%
	2016	69,152	14.37	to	15.34	1,048,382	1.45%	to	1.95%	1.41%	9.12%	to	9.67%
	2015	75,796	13.17	to	13.98	1,047,744	1.45%	to	1.95%	1.83%	-8.97%	to	-8.52%
	2014	93,261	14.47	to	15.29	1,403,499	1.45%	to	1.95%	1.54%	8.62%	to	9.17%
AB VPS Dynamic Asset Allocation Portfolio Class B	2018	239,092	$10.88	to	$11.51	$2,729,300	1.00%	to	2.00%	1.65%	-9.20%	to	-8.27%
	2017	278,901	11.99	to	12.55	3,468,700	1.00%	to	2.00%	1.82%	12.04%	to	13.18%
	2016	270,725	10.70	to	11.09	2,984,193	1.00%	to	2.00%	0.61%	1.29%	to	2.33%
	2015	227,325	10.56	to	10.83	2,466,215	1.00%	to	2.00%	0.75%	-3.27%	to	-2.29%
	2014	56,102	10.92	to	11.09	631,371	1.00%	to	2.00%	0.44%	2.12%	to	3.16%
BlackRock Capital Appreciation V.I. Fund Class III	2018	5,023,250	$17.02	to	$18.39	$91,700,901	1.30%	to	2.30%	0.00%	-0.21%	to	0.80%
	2017	10,608,158	17.06	to	18.25	201,264,461	1.30%	to	2.30%	0.00%	29.90%	to	31.22%
	2016	12,399,053	13.13	to	13.91	179,514,680	1.30%	to	2.30%	0.00%	-2.43%	to	-1.44%
	2015	12,324,914	13.46	to	14.11	181,094,004	1.30%	to	2.30%	0.00%	4.17%	to	5.22%
	2014	12,873,888	12.92	to	13.41	179,564,489	1.30%	to	2.30%	0.00%	6.07%	to	7.14%
BlackRock Global Allocation V.I. Fund Class III	2018	280,070	$12.65	to	$16.29	$3,958,721	1.30%	to	2.30%	0.82%	-9.69%	to	-8.78%
	2017	309,888	14.01	to	17.86	4,888,928	1.30%	to	2.30%	1.25%	11.11%	to	12.23%
	2016	331,196	12.61	to	15.91	4,649,136	1.30%	to	2.30%	1.23%	1.42%	to	2.45%
	2015	333,336	12.43	to	15.53	4,668,557	1.30%	to	2.30%	1.07%	-3.27%	to	-2.29%
	2014	306,683	12.85	to	15.89	4,483,472	1.30%	to	2.30%	2.29%	-0.40%	to	0.61%
BlackRock Advantage Large Cap Core V.I. Fund Class III	2018	11,152,509	$17.78	to	$26.88	$273,771,072	1.30%	to	2.15%	1.15%	-7.53%	to	-6.74%
	2017	12,842,509	19.22	to	28.82	339,125,500	1.30%	to	2.15%	1.01%	19.35%	to	20.38%
	2016	14,833,618	16.11	to	23.94	326,172,418	1.30%	to	2.15%	0.98%	7.89%	to	8.82%
	2015	15,022,652	14.93	to	22.00	304,582,846	1.30%	to	2.15%	0.85%	-1.92%	to	-1.07%
	2014	15,522,725	15.22	to	22.24	320,777,884	1.30%	to	2.15%	0.71%	9.67%	to	10.62%
BlackRock Advantage Large Cap Value V.I. Fund Class III	2018	64,937	$20.02	to	$22.87	$1,440,918	1.30%	to	2.05%	2.56%	-10.33%	to	-9.65%
	2017	45,589	22.33	to	25.32	1,134,715	1.30%	to	2.05%	1.16%	14.47%	to	15.34%
	2016	58,806	19.51	to	21.95	1,265,083	1.30%	to	2.05%	0.91%	10.86%	to	11.70%
	2015	64,566	17.60	to	19.65	1,241,970	1.30%	to	2.05%	0.81%	-4.11%	to	-3.38%
	2014	67,610	18.35	to	20.34	1,348,304	1.30%	to	2.05%	0.82%	9.43%	to	10.26%

B-83

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Columbia Variable Portfolio – Asset Allocation Fund Class 2
	2018	27,750	$15.99	to	$21.81	$584,957	1.30%	to	2.30%	1.22%	-6.98%	to	-6.04%
	2017	29,170	17.19	to	23.21	656,284	1.30%	to	2.30%	1.77%	12.73%	to	13.87%
	2016	62,691	15.25	to	20.39	1,232,005	1.30%	to	2.30%	1.95%	2.65%	to	3.69%
	2015	72,208	14.85	to	19.66	1,375,792	1.30%	to	2.30%	1.93%	-1.55%	to	-0.55%
	2014	60,310	15.09	to	19.77	1,163,472	1.30%	to	2.30%	2.29%	7.29%	to	8.38%
Columbia Variable Portfolio – Small Cap Value Fund Class 2	2018	4,426,401	$15.21	to	$26.42	$91,841,812	1.30%	to	2.15%	0.17%	-19.92%	to	-19.23%
	2017	4,650,876	19.00	to	32.71	120,381,383	1.30%	to	2.15%	0.33%	11.54%	to	12.50%
	2016	5,581,792	17.03	to	29.08	129,019,664	1.30%	to	2.15%	0.39%	29.89%	to	31.01%
	2015	5,472,745	13.11	to	22.20	98,538,370	1.30%	to	2.15%	0.57%	-8.33%	to	-7.54%
	2014	4,890,601	14.30	to	24.00	99,369,438	1.30%	to	2.15%	0.46%	0.84%	to	1.71%
Columbia Variable Portfolio – Small Company Growth Fund Class 2	2018	13,341	$23.59	to	$31.84	$396,647	1.30%	to	1.70%	0.00%	-3.66%	to	-3.27%
	2017	13,926	24.48	to	32.92	428,179	1.30%	to	1.70%	0.00%	26.65%	to	27.16%
	2016	14,172	19.33	to	25.89	344,188	1.30%	to	1.70%	0.00%	10.62%	to	11.07%
	2015	17,503	17.47	to	23.31	389,954	1.30%	to	1.70%	0.00%	1.81%	to	2.21%
	2014	15,380	17.16	to	22.80	330,397	1.30%	to	1.70%	0.00%	-6.48%	to	-6.10%
Columbia Variable Portfolio – Large Cap Growth Fund Class 2(7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	6,514	20.89	to	29.34	185,343	1.30%	to	2.05%	0.00%	25.23%	to	26.18%
	2016	3,458	16.68	to	23.25	77,577	1.30%	to	2.05%	0.00%	-3.43%	to	-2.70%
	2015	6,813	17.28	to	23.90	158,623	1.30%	to	2.05%	0.00%	-0.81%	to	-0.06%
	2014	9,271	17.42	to	23.91	212,224	1.30%	to	2.05%	0.00%	6.60%	to	7.41%
CTIVPSM – Loomis Sayles Growth Fund (formerly Columbia Variable Portfolio –Loomis Sayles Growth Fund Class 2)(7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	14,861	24.87	to	33.85	488,475	1.30%	to	2.30%	0.00%	29.65%	to	30.96%
	2016	20,315	19.18	to	25.85	510,846	1.30%	to	2.30%	0.18%	3.03%	to	4.08%
	2015	22,734	18.62	to	24.83	551,713	1.30%	to	2.30%	0.00%	-0.45%	to	0.55%
	2014	68,449	18.70	to	24.70	1,656,684	1.30%	to	2.30%	0.04%	6.67%	to	7.75%
CTIVPSM – AQR Managed Futures Strategy Fund (formerly Columbia VP AQR Managed Futures Strategy Class 2)(15)	2018	4,817	$9.10	to	$9.20	$44,006	0.75%	to	1.35%	0.00%	-9.00%	to	-8.44%
	2017	4,760	10.00	to	10.04	47,677	0.75%	to	1.35%	0.41%	0.02%	to	0.45%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2(12)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	2,101,071	19.86	to	29.66	61,693,142	1.30%	to	2.05%	0.00%	7.57%	to	8.39%
	2014	2,496,276	18.47	to	27.36	67,715,279	1.30%	to	2.05%	0.00%	22.56%	to	23.49%
Davis Financial Portfolio	2018	76,274	$20.59	to	$32.33	$1,641,189	1.30%	to	2.05%	1.14%	-12.50%	to	-11.83%
	2017	93,277	23.53	to	36.67	2,262,770	1.30%	to	2.05%	0.68%	18.94%	to	19.84%
	2016	104,808	19.79	to	30.60	2,186,638	1.30%	to	2.05%	0.97%	11.91%	to	12.76%
	2015	127,804	17.68	to	27.14	2,317,463	1.30%	to	2.05%	0.88%	-0.08%	to	0.68%
	2014	135,362	17.70	to	26.96	2,392,588	1.30%	to	2.05%	1.20%	10.54%	to	11.38%
Davis Real Estate Portfolio	2018	118,769	$16.28	to	$17.44	$2,050,512	1.45%	to	1.95%	2.65%	-6.66%	to	-6.20%
	2017	143,331	17.44	to	18.59	2,643,141	1.45%	to	1.95%	1.20%	6.15%	to	6.68%
	2016	171,191	16.33	to	17.42	2,960,880	1.45%	to	2.00%	1.69%	7.51%	to	8.10%
	2015	187,422	15.19	to	16.12	2,998,329	1.45%	to	2.00%	1.57%	-0.37%	to	0.18%
	2014	210,242	15.25	to	16.09	3,357,377	1.45%	to	2.00%	1.19%	25.01%	to	25.70%
Davis Value Portfolio	2018	1,741,065	$16.38	to	$17.55	$30,492,447	1.45%	to	1.95%	0.83%	-15.28%	to	-14.86%
	2017	2,039,520	19.22	to	20.61	41,947,687	1.45%	to	2.00%	0.69%	20.19%	to	20.85%
	2016	2,668,605	15.99	to	17.06	45,421,382	1.45%	to	2.00%	1.21%	9.65%	to	10.26%
	2015	3,026,152	14.58	to	15.47	46,715,555	1.45%	to	2.00%	0.74%	-0.43%	to	0.12%
	2014	3,525,875	14.64	to	15.45	54,371,376	1.45%	to	2.00%	0.89%	3.95%	to	4.52%

B-84

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Wells Fargo VT International Equity Fund Class 2(7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	12,245,392	16.02	to	19.77	239,564,120	1.30%	to	2.05%	2.80%	21.80%	to	22.72%
	2016	13,970,422	13.15	to	16.11	222,963,956	1.30%	to	2.05%	2.83%	1.18%	to	1.95%
	2015	13,909,740	13.00	to	15.80	217,979,268	1.30%	to	2.05%	3.78%	-0.28%	to	0.48%
	2014	14,997,304	13.04	to	15.73	234,142,726	1.30%	to	2.05%	2.69%	-7.29%	to	-6.58%
Wells Fargo VT Small Cap Value Fund Class 2(14)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	12,286	12.30	to	18.09	215,606	1.30%	to	2.05%	0.24%	-12.46%	to	-11.80%
	2014	14,376	14.05	to	20.51	273,154	1.30%	to	2.05%	0.34%	2.32%	to	3.10%
Fidelity VIP Balanced Portfolio Service Class 2	2018	139,917	$17.64	to	$19.73	$2,732,304	1.45%	to	2.20%	1.22%	-6.53%	to	-5.83%
	2017	161,691	18.87	to	20.95	3,353,128	1.45%	to	2.20%	1.23%	13.58%	to	14.43%
	2016	203,741	16.61	to	18.31	3,698,752	1.45%	to	2.20%	1.16%	4.63%	to	5.42%
	2015	224,748	15.88	to	17.37	3,874,042	1.45%	to	2.20%	1.23%	-1.83%	to	-1.09%
	2014	279,268	16.63	to	17.56	4,871,778	1.45%	to	2.00%	1.29%	7.83%	to	8.42%
Fidelity VIP Contrafund Portfolio Service Class 2	2018	16,046,599	$16.92	to	$30.71	$381,064,087	1.30%	to	2.15%	0.43%	-8.64%	to	-7.85%
	2017	21,272,654	24.96	to	33.33	557,251,134	1.30%	to	2.20%	0.76%	18.93%	to	20.01%
	2016	24,709,054	20.99	to	27.77	542,510,489	1.30%	to	2.20%	0.63%	5.37%	to	6.33%
	2015	24,749,023	19.92	to	26.12	518,238,702	1.30%	to	2.20%	0.81%	-1.78%	to	-0.89%
	2014	24,226,790	15.03	to	26.35	527,316,425	1.30%	to	2.15%	0.73%	9.26%	to	10.20%
Fidelity VIP Equity-Income Portfolio Service Class 2	2018	698,790	$16.28	to	$18.21	$12,649,871	1.45%	to	2.20%	1.96%	-10.54%	to	-9.86%
	2017	832,875	18.19	to	20.20	16,734,061	1.45%	to	2.20%	1.40%	10.19%	to	11.02%
	2016	1,037,579	16.51	to	18.20	18,795,287	1.45%	to	2.20%	1.99%	15.13%	to	16.00%
	2015	1,253,592	14.34	to	15.69	19,559,161	1.45%	to	2.20%	2.90%	-6.33%	to	-5.63%
	2014	1,362,045	15.31	to	16.62	22,518,263	1.45%	to	2.20%	2.48%	6.11%	to	6.91%
Fidelity VIP Growth Portfolio Service Class 2(7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	91,497	23.54	to	24.09	2,167,487	1.45%	to	2.00%	0.09%	32.13%	to	32.86%
	2016	115,370	17.72	to	18.24	2,055,499	1.45%	to	2.00%	0.00%	-1.46%	to	-0.91%
	2015	135,519	17.88	to	18.51	2,435,887	1.45%	to	2.00%	0.03%	4.78%	to	5.35%
	2014	146,808	16.97	to	17.66	2,492,690	1.45%	to	2.00%	0.00%	8.80%	to	9.40%
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2018	3,369,304	$10.71	to	$13.51	$46,031,567	1.30%	to	2.05%	2.12%	-2.81%	to	-2.08%
	2017	4,008,034	11.02	to	13.79	56,050,082	1.30%	to	2.05%	2.06%	1.87%	to	2.64%
	2016	4,625,402	10.81	to	13.44	63,108,654	1.30%	to	2.05%	2.15%	2.34%	to	3.12%
	2015	5,229,295	10.57	to	13.03	69,252,685	1.30%	to	2.05%	2.31%	-2.88%	to	-2.14%
	2014	5,924,921	10.88	to	13.32	80,296,736	1.30%	to	2.05%	1.90%	3.46%	to	4.24%
Fidelity VIP Mid Cap Portfolio Service Class 2	2018	6,658,777	$17.35	to	$27.76	$180,027,326	1.30%	to	2.30%	0.40%	-16.72%	to	-15.88%
	2017	7,665,447	20.84	to	32.99	246,082,177	1.30%	to	2.30%	0.48%	17.78%	to	18.97%
	2016	9,046,689	17.69	to	27.73	244,330,617	1.30%	to	2.30%	0.31%	9.36%	to	10.46%
	2015	9,451,697	16.18	to	25.11	231,234,872	1.30%	to	2.30%	0.25%	-3.88%	to	-2.91%
	2014	10,197,269	16.83	to	25.86	257,231,116	1.30%	to	2.30%	0.02%	3.61%	to	4.65%
Fidelity VIP Overseas Portfolio Service Class 2	2018	18,328	$13.71	to	$18.32	$316,121	1.30%	to	2.30%	1.34%	-17.00%	to	-16.16%
	2017	16,392	16.52	to	21.86	348,487	1.30%	to	2.30%	1.21%	27.01%	to	28.30%
	2016	15,065	13.01	to	17.04	250,441	1.30%	to	2.30%	1.25%	-7.44%	to	-6.50%
	2015	15,907	14.05	to	18.22	282,785	1.30%	to	2.30%	1.13%	0.93%	to	1.95%
	2014	18,005	13.92	to	17.87	317,094	1.30%	to	2.30%	1.11%	-10.40%	to	-9.49%
Fidelity VIP Government Money Market Portfolio Service Class 2(4)(6)(8)	2018	2,039,219	$9.35	to	$10.05	$19,655,965	0.75%	to	2.30%	1.39%	-0.94%	to	0.62%
	2017	1,999,557	9.43	to	9.75	19,277,326	1.00%	to	2.30%	0.42%	-1.89%	to	-0.59%
	2016	2,170,573	9.62	to	9.81	21,145,923	1.00%	to	2.30%	0.01%	-2.29%	to	-1.00%
	2015	1,850,002	9.84	to	9.91	18,299,018	1.00%	to	2.30%	0.01%	-1.59%	to	-0.90%

B-85

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Fidelity VIP Growth Opportunities Portfolio Service Class 2	2018	1,274,650	$13.22	to	$18.85	$24,714,206	0.75%	to	2.05%	0.09%	9.91%	to	11.37%
	2017	1,404,057	11.87	to	17.15	24,705,010	0.75%	to	2.05%	0.10%	18.67%	to	31.43%
	2016	1,308,017	13.05	to	13.55	17,526,834	1.00%	to	2.05%	0.05%	-1.99%	to	-0.94%
	2015	847,218	13.31	to	13.67	11,492,789	1.00%	to	2.05%	0.00%	3.18%	to	4.29%
	2014	211,294	12.90	to	13.11	2,757,502	1.00%	to	2.05%	0.00%	9.65%	to	10.83%
Templeton Global Bond VIP Fund Class 2	2018	535,334	$10.94	to	$14.19	$6,434,908	1.30%	to	2.30%	0.00%	-0.39%	to	0.61%
	2017	635,313	10.99	to	14.11	7,734,568	1.30%	to	2.30%	0.00%	-0.41%	to	0.60%
	2016	684,498	11.03	to	14.02	8,327,040	1.30%	to	2.30%	0.00%	0.58%	to	1.60%
	2015	731,145	10.97	to	13.80	8,900,889	1.30%	to	2.30%	7.82%	-6.49%	to	-5.55%
	2014	731,345	11.73	to	14.61	9,537,905	1.30%	to	2.30%	5.14%	-0.50%	to	0.51%
Templeton Growth VIP Fund Class 2	2018	165,361	$13.71	to	$20.34	$2,528,938	1.30%	to	1.95%	1.99%	-16.50%	to	-15.96%
	2017	198,888	18.14	to	24.21	3,618,606	1.30%	to	2.05%	1.62%	16.08%	to	16.96%
	2016	244,707	15.63	to	20.70	3,820,715	1.30%	to	2.05%	2.07%	7.37%	to	8.19%
	2015	302,510	14.56	to	19.13	4,371,183	1.30%	to	2.05%	2.64%	-8.40%	to	-7.70%
	2014	372,367	15.89	to	20.72	5,842,344	1.30%	to	2.05%	1.37%	-4.80%	to	-4.08%
Templeton Foreign VIP Fund Class 2(10)	2018	12,652,625	$9.85	to	$13.91	$168,965,423	1.30%	to	2.15%	2.62%	-17.25%	to	-16.54%
	2017	12,483,219	11.80	to	16.81	198,896,670	1.30%	to	2.15%	2.57%	14.19%	to	15.18%
	2016	13,144,477	10.25	to	14.72	181,492,038	1.30%	to	2.15%	2.10%	2.48%	to	4.87%
	2015	8,370,186	14.04	to	14.43	120,447,598	1.40%	to	2.15%	2.93%	-8.50%	to	-7.80%
	2014	5,437,717	15.34	to	15.65	84,907,303	1.40%	to	2.15%	1.77%	-13.04%	to	-12.38%
Franklin Income VIP Fund Class 2	2018	208,820	$14.20	to	$21.07	$4,110,618	1.30%	to	2.30%	4.86%	-6.49%	to	-5.55%
	2017	250,912	15.18	to	22.31	5,296,219	1.30%	to	2.30%	4.19%	7.16%	to	8.25%
	2016	263,735	14.17	to	20.61	5,140,165	1.30%	to	2.30%	4.96%	11.41%	to	12.54%
	2015	297,468	12.72	to	18.31	5,132,373	1.30%	to	2.30%	4.59%	-9.18%	to	-8.26%
	2014	308,165	14.00	to	19.96	5,789,954	1.30%	to	2.30%	5.06%	2.22%	to	3.26%
Franklin Mutual Shares VIP Fund Class 2	2018	96,897	$16.52	to	$22.03	$1,915,931	1.30%	to	2.05%	2.21%	-10.92%	to	-10.25%
	2017	131,204	18.55	to	24.55	2,869,430	1.30%	to	2.05%	2.17%	6.13%	to	6.94%
	2016	144,990	17.48	to	22.95	2,991,445	1.30%	to	2.05%	2.04%	13.68%	to	14.55%
	2015	170,404	15.37	to	20.04	3,046,263	1.30%	to	2.05%	3.11%	-6.88%	to	-6.17%
	2014	173,069	16.51	to	21.36	3,304,555	1.30%	to	2.05%	1.99%	4.93%	to	5.73%
Franklin U.S. Government Securities VIP Fund Class 2	2018	28,064,073	$9.09	to	$10.67	$283,748,345	1.30%	to	2.15%	2.72%	-1.81%	to	-0.97%
	2017	29,965,989	9.25	to	10.78	306,740,962	1.30%	to	2.15%	2.64%	-0.83%	to	0.02%
	2016	27,347,898	9.33	to	10.78	280,487,142	1.30%	to	2.15%	2.51%	-1.50%	to	-0.65%
	2015	27,545,334	9.47	to	10.85	285,923,819	1.30%	to	2.15%	2.50%	-1.68%	to	-0.83%
	2014	25,559,996	9.63	to	10.94	269,857,838	1.30%	to	2.15%	2.66%	1.17%	to	2.04%
Franklin Rising Dividends VIP Fund Class 2	2018	438,634	$20.58	to	$23.03	$9,968,777	1.45%	to	2.20%	1.30%	-7.15%	to	-6.45%
	2017	536,974	22.17	to	24.61	13,074,732	1.45%	to	2.20%	1.55%	17.92%	to	18.81%
	2016	672,352	18.80	to	20.72	13,802,551	1.45%	to	2.20%	1.40%	13.50%	to	14.36%
	2015	844,435	16.56	to	18.12	15,129,219	1.45%	to	2.20%	1.44%	-5.76%	to	-5.05%
	2014	1,054,856	17.57	to	19.08	19,930,109	1.45%	to	2.20%	1.34%	6.35%	to	7.15%
Franklin Small Cap Value VIP Fund Class 2	2018	2,568,832	$19.87	to	$29.68	$71,304,479	1.30%	to	2.30%	0.89%	-14.87%	to	-14.01%
	2017	2,879,588	23.34	to	34.51	92,590,745	1.30%	to	2.30%	0.52%	8.12%	to	9.21%
	2016	3,458,316	21.58	to	31.60	100,988,739	1.30%	to	2.30%	0.82%	27.20%	to	28.49%
	2015	4,055,365	16.97	to	24.59	91,924,463	1.30%	to	2.30%	0.63%	-9.51%	to	-8.59%
	2014	4,166,358	18.75	to	26.90	102,956,163	1.30%	to	2.30%	0.61%	-1.73%	to	-0.74%
Franklin Growth & Income VIP Fund Class 2	2018	1,923,627	$10.58	to	$13.62	$26,973,126	0.75%	to	2.05%	2.45%	-6.54%	to	-5.29%
	2017	2,092,783	11.18	to	14.57	31,257,378	0.75%	to	2.05%	5.94%	11.76%	to	13.48%
	2016	1,882,867	12.84	to	13.33	24,803,818	1.00%	to	2.05%	2.45%	9.33%	to	10.50%
	2015	1,169,369	11.75	to	12.06	13,977,894	1.00%	to	2.05%	2.83%	-2.94%	to	-1.90%
	2014	297,507	12.10	to	12.30	3,640,029	1.00%	to	2.05%	1.15%	6.90%	to	8.04%
MFS Total Return Bond Series Service Class (7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	11,591,159	10.39	to	11.25	127,060,373	1.30%	to	2.15%	3.20%	1.95%	to	2.83%
	2016	10,175,051	10.19	to	10.94	108,764,774	1.30%	to	2.15%	3.35%	1.77%	to	2.65%
	2015	9,666,177	10.01	to	10.66	100,992,958	1.30%	to	2.15%	3.29%	-2.71%	to	-1.87%
	2014	8,200,358	10.29	to	10.86	87,806,076	1.30%	to	2.15%	2.79%	3.36%	to	4.25%
	2006	310,644	10.26	to	10.49	3,244,702	1.45%	to	2.20%	3.89%	1.52%	to	2.29%

B-86

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
MFS Core Equity Portfolio Service Class (7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	11,624	23.71	to	24.56	285,182	1.45%	to	1.70%	0.64%	22.39%	to	22.70%
	2016	14,966	19.06	to	20.01	299,221	1.45%	to	1.75%	0.49%	9.12%	to	9.45%
	2015	15,727	17.46	to	18.29	287,306	1.45%	to	1.75%	0.96%	-2.16%	to	-1.87%
	2014	17,984	17.85	to	18.63	334,774	1.45%	to	1.75%	0.54%	9.04%	to	9.36%
MFS Growth Series Service Class (7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	55,351	26.33	to	36.95	1,762,325	1.30%	to	2.30%	0.00%	28.09%	to	29.38%
	2016	85,193	20.56	to	28.56	2,109,168	1.30%	to	2.30%	0.00%	-0.17%	to	0.85%
	2015	127,194	20.59	to	28.32	3,175,955	1.30%	to	2.30%	0.00%	4.85%	to	5.91%
	2014	108,884	19.64	to	26.74	2,492,725	1.30%	to	2.30%	0.00%	6.20%	to	7.27%
MFS Investors Trust Series Service Class (7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	15,738	22.68	to	24.83	388,587	1.45%	to	1.75%	0.55%	20.88%	to	21.24%
	2016	17,163	18.76	to	20.48	349,597	1.45%	to	1.75%	0.52%	6.42%	to	6.74%
	2015	32,565	17.63	to	19.18	621,801	1.45%	to	1.75%	0.65%	-1.79%	to	-1.50%
	2014	42,139	17.52	to	19.48	816,496	1.45%	to	2.00%	0.79%	8.51%	to	9.11%
MFS New Discovery Series Service Class	2018	1,324,953	$26.62	to	$27.98	$36,773,638	1.40%	to	2.15%	0.00%	-3.82%	to	-3.09%
	2017	1,557,560	27.67	to	28.87	44,634,703	1.40%	to	2.15%	0.00%	23.63%	to	24.56%
	2016	1,806,592	22.39	to	23.18	41,578,565	1.40%	to	2.15%	0.00%	6.46%	to	7.27%
	2015	1,565,971	21.03	to	21.61	33,564,333	1.40%	to	2.15%	0.00%	-4.24%	to	-3.52%
	2014	1,167,687	17.92	to	18.93	25,772,303	1.40%	to	2.15%	0.00%	-9.29%	to	-8.84%
MFS Strategic Income Portfolio Service Class	2018	29,978	$13.94	to	$15.02	$439,567	1.45%	to	1.95%	3.57%	-4.01%	to	-3.53%
	2017	31,079	14.52	to	15.57	476,676	1.45%	to	1.95%	4.12%	3.83%	to	4.35%
	2016	29,259	13.99	to	14.93	435,303	1.45%	to	1.95%	2.85%	5.90%	to	6.43%
	2015	31,021	13.21	to	14.02	433,300	1.45%	to	1.95%	5.20%	-3.96%	to	-3.48%
	2014	42,385	13.75	to	14.53	613,517	1.45%	to	1.95%	2.67%	0.99%	to	1.49%
MFS Total Return Series Service Class	2018	366,328	$15.41	to	$17.24	$6,234,134	1.45%	to	2.20%	1.96%	-7.93%	to	-7.24%
	2017	452,869	16.74	to	18.59	8,325,285	1.45%	to	2.20%	2.09%	9.58%	to	10.40%
	2016	606,454	15.27	to	16.83	10,104,489	1.45%	to	2.20%	2.63%	6.43%	to	7.23%
	2015	724,763	14.35	to	15.70	11,275,546	1.45%	to	2.20%	2.28%	-2.75%	to	-2.02%
	2014	883,914	14.76	to	16.02	14,043,387	1.45%	to	2.20%	1.66%	5.87%	to	6.67%
MFS Utilities Series Service Class	2018	4,202,241	$14.45	to	$24.51	$85,147,507	1.30%	to	2.15%	0.85%	-1.35%	to	-0.50%
	2017	4,611,636	14.65	to	24.63	94,372,063	1.30%	to	2.15%	4.04%	12.04%	to	13.01%
	2016	4,843,625	13.07	to	21.80	88,070,613	1.30%	to	2.15%	3.61%	8.85%	to	9.79%
	2015	5,188,134	12.01	to	19.86	86,452,258	1.30%	to	2.15%	4.13%	-16.58%	to	-15.87%
	2014	4,400,070	14.40	to	23.60	88,416,966	1.30%	to	2.15%	1.93%	10.06%	to	11.00%
MFS Value Series Service Class (7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	43,433	23.45	to	30.11	1,218,829	1.30%	to	2.05%	1.73%	14.95%	to	15.82%
	2016	48,192	20.40	to	25.99	1,174,165	1.30%	to	2.05%	1.98%	11.45%	to	12.29%
	2015	53,903	18.31	to	23.15	1,161,006	1.30%	to	2.05%	2.10%	-2.96%	to	-2.22%
	2014	54,424	18.87	to	23.68	1,202,273	1.30%	to	2.05%	1.40%	7.95%	to	8.77%
MFS Technology Portfolio Service Class	2018	1,433,302	$16.72	to	$17.58	$25,074,384	1.40%	to	2.15%	0.00%	-0.65%	to	0.10%
	2017	1,674,060	16.83	to	17.56	29,268,260	1.40%	to	2.15%	0.00%	35.68%	to	36.71%
	2016	2,016,435	12.40	to	12.84	25,804,935	1.40%	to	2.15%	0.00%	6.06%	to	6.86%
	2015	2,159,542	11.70	to	12.02	25,882,086	1.40%	to	2.15%	0.00%	8.16%	to	8.98%
	2014	2,202,438	10.81	to	11.03	24,238,887	1.40%	to	2.15%	0.00%	8.04%	to	8.86%
MFS International Value Portfolio Service Class	2018	588,577	$10.45	to	$12.82	$7,826,875	0.75%	to	2.05%	0.92%	-11.57%	to	-10.40%
	2017	602,479	11.66	to	14.50	9,000,321	0.75%	to	2.05%	1.33%	16.61%	to	24.22%
	2016	589,930	11.67	to	12.12	7,065,697	1.00%	to	2.05%	1.24%	1.71%	to	2.80%
	2015	434,063	11.48	to	11.79	5,071,134	1.00%	to	2.05%	2.21%	4.14%	to	5.26%
	2014	110,416	11.03	to	11.20	1,231,551	1.00%	to	2.00%	2.33%	-0.89%	to	0.12%
MFS Blended Research Core Equity Portfolio Service Class (6)	2018	3,887,357	$10.82	to	$11.08	$43,026,930	1.40%	to	2.06%	1.13%	-9.87%	to	-9.28%
	2017	4,167,332	12.00	to	12.21	50,856,770	1.40%	to	2.06%	1.29%	18.01%	to	18.78%
	2016	4,367,855	10.15	to	10.28	44,886,590	1.40%	to	2.15%	1.37%	5.85%	to	6.66%
	2015	2,806,600	9.62	to	9.64	27,047,462	1.40%	to	1.75%	2.13%	-3.84%	to	-3.61%

B-87

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Oppenheimer Capital Appreciation Fund/VA Service Class (7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	3,010,538	22.60	to	31.26	92,949,366	1.30%	to	2.05%	0.01%	23.92%	to	24.86%
	2016	3,526,468	18.24	to	25.04	87,332,497	1.30%	to	2.05%	0.12%	-4.43%	to	-3.70%
	2015	3,452,198	19.08	to	26.00	88,886,050	1.30%	to	2.05%	0.00%	1.16%	to	1.93%
	2014	3,828,972	18.86	to	25.51	96,823,830	1.30%	to	2.05%	0.19%	12.78%	to	13.63%
Oppenheimer International Growth Fund/VA Service Class	2018	464,901	$9.27	to	$9.86	$4,769,161	0.75%	to	2.05%	0.57%	-21.20%	to	-20.15%
	2017	533,074	12.52	to	13.13	7,443,625	1.00%	to	2.05%	1.16%	23.85%	to	25.18%
	2016	485,183	10.10	to	10.49	5,502,365	1.00%	to	2.05%	0.83%	-4.72%	to	-3.69%
	2015	366,791	10.60	to	10.89	4,614,916	1.00%	to	2.05%	0.87%	0.99%	to	2.08%
	2014	186,807	10.67	to	14.77	2,667,046	1.00%	to	2.05%	0.89%	-9.05%	to	-8.08%
Oppenheimer Main Street Small Cap Fund/VA Service Class	2018	8,587,228	$20.97	to	$33.79	$207,748,091	1.30%	to	2.30%	0.06%	-12.59%	to	-11.70%
	2017	9,546,509	23.99	to	38.26	264,000,286	1.30%	to	2.30%	0.64%	11.30%	to	12.43%
	2016	10,651,771	21.55	to	34.03	265,273,548	1.30%	to	2.30%	0.25%	14.97%	to	16.14%
	2015	9,820,343	18.75	to	29.30	217,433,281	1.30%	to	2.30%	0.63%	-8.24%	to	-7.31%
	2014	8,472,725	20.43	to	31.62	214,458,768	1.30%	to	2.30%	0.63%	9.10%	to	10.20%
Oppenheimer Global Strategic Income Fund/VA Service Class	2018	24,503,902	$10.10	to	$14.71	$316,244,348	1.30%	to	2.15%	4.52%	-6.58%	to	-5.78%
	2017	26,111,876	10.81	to	15.62	359,893,887	1.30%	to	2.15%	2.00%	3.76%	to	4.66%
	2016	24,760,921	10.42	to	14.92	328,400,646	1.30%	to	2.15%	4.60%	3.98%	to	4.88%
	2015	25,137,865	10.02	to	14.23	323,208,207	1.30%	to	2.15%	5.40%	-4.58%	to	-3.76%
	2014	23,031,828	10.50	to	14.78	314,696,385	1.30%	to	2.15%	3.87%	0.30%	to	1.16%
PIMCO Low Duration Portfolio Advisor Class	2018	130,761	$9.50	to	$11.51	$1,449,384	1.30%	to	2.05%	1.79%	-1.81%	to	-1.07%
	2017	165,475	9.67	to	11.64	1,869,013	1.30%	to	2.05%	1.24%	-0.82%	to	-0.07%
	2016	201,863	9.75	to	11.65	2,291,798	1.30%	to	2.05%	1.39%	-0.77%	to	-0.02%
	2015	216,914	9.83	to	11.65	2,469,904	1.30%	to	2.05%	3.24%	-1.83%	to	-1.08%
	2014	246,884	10.01	to	11.78	2,848,484	1.30%	to	2.05%	1.02%	-1.31%	to	-0.56%
PIMCO Real Return Portfolio Advisor Class	2018	113,457	$9.89	to	$13.02	$1,439,008	1.30%	to	2.30%	2.35%	-4.54%	to	-3.58%
	2017	149,830	10.36	to	13.50	1,947,674	1.30%	to	2.30%	2.27%	1.18%	to	2.21%
	2016	165,653	10.24	to	13.21	2,109,516	1.30%	to	2.30%	2.17%	2.68%	to	3.72%
	2015	181,788	9.97	to	12.74	2,227,825	1.30%	to	2.30%	3.71%	-5.03%	to	-4.07%
	2014	213,050	10.50	to	13.28	2,732,397	1.30%	to	2.30%	1.30%	0.64%	to	1.66%
PIMCO Total Return Portfolio Advisor Class	2018	23,828,459	$10.44	to	$13.25	$312,010,614	1.30%	to	2.30%	2.37%	-2.91%	to	-1.93%
	2017	47,742,152	10.75	to	13.51	578,478,178	1.30%	to	2.30%	1.92%	2.41%	to	3.45%
	2016	44,812,493	10.50	to	13.06	526,091,024	1.30%	to	2.30%	1.98%	0.23%	to	1.24%
	2015	48,688,308	10.47	to	12.90	566,325,510	1.30%	to	2.30%	4.88%	-1.95%	to	-0.96%
	2014	47,577,236	10.68	to	13.03	563,647,866	1.30%	to	2.30%	2.15%	1.79%	to	2.82%
PIMCO VIT Balanced Allocation Portfolio Advisor Class	2018	103,999	$10.53	to	$11.14	$1,138,650	1.00%	to	2.00%	1.13%	-7.56%	to	-6.62%
	2017	130,655	11.37	to	11.93	1,537,258	1.00%	to	2.05%	0.61%	11.97%	to	13.17%
	2016	134,787	10.15	to	10.54	1,405,380	1.00%	to	2.05%	0.67%	2.83%	to	3.93%
	2015	98,189	9.87	to	10.14	988,655	1.00%	to	2.05%	1.99%	-3.30%	to	-2.27%
	2014	31,339	10.27	to	10.38	323,986	1.00%	to	1.70%	6.23%	3.08%	to	3.82%
PIMCO Dynamic Bond Portfolio Adviser Class (formerly PIMCO VIT Unconstrained Bond Portfolio Advisor Class)	2018	195,156	$9.90	to	$10.23	$2,000,127	0.75%	to	2.00%	2.75%	-1.10%	to	0.16%
	2017	188,592	10.01	to	10.48	1,942,851	1.00%	to	2.00%	1.61%	2.81%	to	3.86%
	2016	189,522	9.72	to	10.09	1,886,938	1.00%	to	2.05%	1.63%	2.48%	to	3.58%
	2015	106,840	9.50	to	9.74	1,030,673	1.00%	to	2.00%	4.52%	-3.74%	to	-2.76%
	2014	42,523	9.87	to	10.02	422,533	1.00%	to	2.00%	1.20%	0.89%	to	1.92%
Pioneer Disciplined Value VCT Portfolio Class II(13)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	12,015,558	15.08	to	17.94	213,740,946	1.30%	to	2.05%	0.74%	-7.39%	to	-6.69%
	2014	12,257,363	16.29	to	19.23	233,929,161	1.30%	to	2.05%	1.10%	7.37%	to	8.18%

B-88

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Pioneer Equity Income VCT Portfolio Class II(7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	10,406,871	23.95	to	30.65	208,549,990	1.30%	to	2.30%	1.47%	12.54%	to	13.68%
	2016	11,083,830	21.28	to	26.96	195,702,428	1.30%	to	2.30%	1.84%	16.79%	to	17.97%
	2015	10,553,098	18.22	to	22.86	157,950,595	1.30%	to	2.30%	1.93%	-2.07%	to	-1.08%
	2014	7,674,043	18.61	to	23.11	116,331,774	1.30%	to	2.30%	2.83%	10.18%	to	11.30%
Pioneer Fund VCT Portfolio Class II(7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	2,080	22.15	to	28.63	56,465	1.30%	to	2.05%	0.95%	18.88%	to	19.78%
	2016	2,514	18.63	to	23.90	57,335	1.30%	to	2.05%	1.05%	7.37%	to	8.19%
	2015	2,617	17.35	to	22.09	55,188	1.30%	to	2.05%	0.76%	-2.41%	to	-1.67%
	2014	5,570	17.78	to	22.47	108,937	1.30%	to	2.05%	1.02%	8.52%	to	9.34%
Pioneer Mid Cap Value VCT Portfolio Class II	2018	6,979,086	$16.00	to	$21.90	$150,972,881	1.30%	to	2.30%	0.46%	-21.34%	to	-20.54%
	2017	7,229,466	20.34	to	27.56	197,061,556	1.30%	to	2.30%	0.62%	10.29%	to	11.40%
	2016	7,878,991	18.44	to	24.74	193,019,720	1.30%	to	2.30%	0.47%	13.56%	to	14.71%
	2015	8,246,654	16.24	to	21.56	176,331,100	1.30%	to	2.30%	0.55%	-8.50%	to	-7.57%
	2014	8,481,034	17.75	to	23.33	196,386,650	1.30%	to	2.30%	0.65%	12.17%	to	13.31%
Pioneer Bond VCT Portfolio Class II	2018	6,311,045	$9.99	to	$10.25	$64,055,884	0.75%	to	2.05%	3.06%	-3.02%	to	-1.73%
	2017	6,648,443	10.16	to	10.57	69,268,040	0.75%	to	2.05%	2.61%	1.52%	to	1.61%
	2016	5,188,812	10.41	to	10.81	52,967,795	1.00%	to	2.05%	2.54%	1.79%	to	2.89%
	2015	2,719,533	10.23	to	10.50	27,107,672	1.00%	to	2.05%	2.42%	-1.97%	to	-0.92%
	2014	196,921	10.43	to	10.60	2,076,616	1.00%	to	2.05%	2.93%	3.63%	to	4.74%
American Century VP Mid Cap Value Fund Class II	2018	950,856	$9.29	to	$13.62	$13,046,520	0.75%	to	2.05%	1.54%	-14.75%	to	-13.61%
	2017	5,767,302	10.75	to	26.69	148,586,896	0.75%	to	2.15%	1.40%	7.53%	to	9.08%
	2016	5,809,086	15.19	to	24.47	137,749,443	1.00%	to	2.15%	1.56%	20.08%	to	21.49%
	2015	5,280,039	12.50	to	20.38	105,193,903	1.00%	to	2.15%	1.49%	-3.69%	to	-2.56%
	2014	3,597,679	12.83	to	21.16	75,748,637	1.00%	to	2.15%	1.04%	13.75%	to	15.08%
American Century VP Inflation Protection Fund Class II	2018	870,570	$9.30	to	$9.81	$8,437,292	0.75%	to	2.05%	2.85%	-4.81%	to	-3.55%
	2017	894,243	9.77	to	10.17	9,025,571	0.75%	to	2.05%	2.67%	1.55%	to	1.68%
	2016	777,179	9.62	to	9.99	7,670,726	1.00%	to	2.05%	1.82%	2.24%	to	3.34%
	2015	477,942	9.41	to	9.67	4,579,502	1.00%	to	2.05%	1.62%	-4.47%	to	-3.44%
	2014	209,152	9.85	to	10.01	2,081,355	1.00%	to	2.05%	1.44%	1.18%	to	2.27%
Dreyfus Appreciation Portfolio Service Class(11)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	1,217,339	48.04	to	49.36	59,916,192	1.40%	to	2.15%	1.48%	-4.80%	to	-4.08%
	2014	1,097,168	50.46	to	51.45	56,340,596	1.40%	to	2.15%	1.67%	5.52%	to	6.32%
Ivy VIP Mid Cap Growth Fund Class II (formerly Ivy VIP Mid Cap Growth Fund)(7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	8,780,945	13.45	to	14.03	122,670,391	1.40%	to	2.15%	0.00%	24.18%	to	25.12%
	2016	9,800,311	10.83	to	11.21	109,507,604	1.40%	to	2.15%	0.00%	3.84%	to	4.63%
	2015	8,567,886	10.43	to	10.72	91,551,483	1.40%	to	2.15%	0.00%	-7.80%	to	-7.10%
	2014	5,942,586	11.31	to	11.54	68,387,293	1.40%	to	2.15%	0.00%	5.56%	to	6.36%
Ivy VIP Global Bond Fund Class II (formerly Ivy VIP Global Bond Fund)	2018	512,928	$9.97	to	$10.08	$5,319,461	0.75%	to	2.05%	2.84%	-2.22%	to	-0.93%
	2017	528,191	10.17	to	10.20	5,562,820	0.75%	to	2.05%	2.81%	1.70%	to	2.13%
	2016	478,173	9.99	to	10.37	4,894,682	1.00%	to	2.05%	3.40%	4.84%	to	5.96%
	2015	339,352	9.53	to	9.78	3,289,588	1.00%	to	2.05%	2.49%	-4.65%	to	-3.63%
	2014	87,884	10.00	to	10.15	887,655	1.00%	to	2.00%	0.90%	-1.82%	to	-0.82%
Ivy VIP High Income Fund Class II (formerly Ivy VIP High Income Fund)	2018	694,532	$10.03	to	$10.95	$7,875,229	0.75%	to	2.05%	6.37%	-4.12%	to	-2.85%
	2017	744,878	10.32	to	11.42	8,748,937	0.75%	to	2.05%	5.49%	3.23%	to	4.49%
	2016	639,274	10.93	to	11.35	7,169,069	1.00%	to	2.05%	6.52%	13.80%	to	15.02%
	2015	407,419	9.61	to	9.87	3,985,414	1.00%	to	2.05%	4.76%	-8.42%	to	-7.44%
	2014	194,762	10.49	to	10.66	2,063,326	1.00%	to	2.05%	1.65%	-0.18%	to	0.89%

B-89

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Putnam VT Equity Income Fund Class IB	2018	4,497,171	$24.35	to	$25.59	$114,664,289	1.40%	to	2.15%	0.70%	-10.45%	to	-9.77%
	2017	4,886,198	27.19	to	28.36	138,121,454	1.40%	to	2.15%	1.67%	16.23%	to	17.11%
	2016	5,310,015	23.39	to	24.22	128,240,058	1.40%	to	2.15%	1.82%	11.20%	to	12.05%
	2015	4,815,996	21.04	to	21.62	103,842,408	1.40%	to	2.15%	1.43%	-5.12%	to	-4.40%
	2014	3,387,913	22.17	to	22.61	76,446,338	1.40%	to	2.15%	1.56%	10.25%	to	11.08%
Putnam VT Multi Asset Absolute Return Class IB (formerly Putnam VT Absolute Return 500 Fund Class IB)	2018	174,917	$9.39	to	$9.95	$1,711,226	1.00%	to	2.05%	0.38%	-9.73%	to	-8.76%
	2017	181,489	10.40	to	10.91	1,952,018	1.00%	to	2.05%	0.00%	4.79%	to	5.91%
	2016	154,673	9.92	to	10.30	1,575,398	1.00%	to	2.05%	3.75%	-1.37%	to	-0.31%
	2015	129,597	10.06	to	10.33	1,325,172	1.00%	to	2.05%	0.06%	-2.58%	to	-1.53%
	2014	18,089	10.33	to	10.49	189,172	1.00%	to	2.00%	0.00%	1.78%	to	2.82%
Putnam VT Small Cap Value Fund Class IB	2018	599,740	$8.40	to	$11.43	$6,610,151	0.75%	to	2.05%	0.40%	-21.57%	to	-20.53%
	2017	617,738	10.57	to	14.57	8,654,837	0.75%	to	2.05%	0.69%	5.66%	to	5.74%
	2016	463,649	13.79	to	14.31	6,286,912	1.00%	to	2.05%	0.97%	24.87%	to	26.21%
	2015	233,009	11.04	to	11.34	2,619,225	1.00%	to	2.05%	0.60%	-6.20%	to	-5.20%
	2014	95,889	11.77	to	11.96	1,141,786	1.00%	to	2.05%	0.03%	1.31%	to	2.40%
Putnam VT Multi Cap Core Fund Class IB (formerly Putnam VT Investors Fund Class IB)(6)(11)	2018	8,930,195	$11.11	to	$11.43	$101,863,909	1.40%	to	2.15%	1.09%	-9.61%	to	-8.93%
	2017	9,874,025	12.30	to	12.55	123,722,700	1.40%	to	2.15%	1.08%	20.22%	to	21.14%
	2016	11,074,209	10.23	to	10.36	114,607,665	1.40%	to	2.15%	0.55%	9.64%	to	10.48%
	2015	2,973,680	9.35	to	9.38	27,875,549	1.40%	to	1.75%	0.00%	-6.47%	to	-6.24%
ALPS/Alerian Energy Infrastructure Portfolio Class III	2018	256,293	$7.85	to	$7.85	$2,097,559	0.75%	to	2.05%	1.71%	-20.62%	to	-19.57%
	2017	288,182	9.76	to	9.89	2,947,478	0.75%	to	2.05%	1.97%	-2.87%	to	-2.36%
	2016	251,997	10.18	to	10.57	2,635,047	1.00%	to	2.05%	2.56%	37.90%	to	39.39%
	2015	167,892	7.38	to	7.58	1,262,873	1.00%	to	2.05%	1.07%	-39.20%	to	-38.54%
	2014	65,285	12.15	to	12.34	801,521	1.00%	to	2.00%	0.29%	9.67%	to	10.79%
ALPS/Red Rocks Listed Private Equity Portfolio Class III(5)	2018	203,321	$10.50	to	$10.93	$2,196,008	1.00%	to	2.00%	5.18%	-14.28%	to	-13.41%
	2017	210,812	12.25	to	12.62	2,637,051	1.00%	to	2.00%	2.52%	22.46%	to	23.71%
	2016	192,754	9.99	to	10.20	1,954,891	1.00%	to	2.05%	0.90%	5.75%	to	6.89%
	2015	124,718	9.46	to	9.54	1,186,917	1.00%	to	2.00%	0.26%	-5.45%	to	-4.58%
DWS Alternative Asset Allocation VIP Class B (formerly Deutsche Alternative Asset Allocation VIP Class B)	2018	49,622	$9.03	to	$9.35	$466,908	0.75%	to	2.00%	1.90%	-11.16%	to	-10.03%
	2017	55,721	10.14	to	10.39	585,856	0.75%	to	2.05%	1.96%	3.88%	to	4.82%
	2016	50,969	9.67	to	10.04	507,431	1.00%	to	2.05%	1.87%	2.83%	to	3.94%
	2015	45,993	9.41	to	9.66	441,679	1.00%	to	2.05%	2.25%	-8.46%	to	-7.48%
	2014	23,271	10.39	to	10.44	242,318	1.00%	to	1.35%	0.45%	1.84%	to	2.20%
Janus Henderson Enterprise Portfolio Service Shares	2018	530,966	$17.10	to	$18.13	$9,481,712	1.00%	to	2.05%	0.13%	-2.70%	to	-1.66%
	2017	567,782	17.57	to	18.43	10,337,425	1.00%	to	2.05%	0.54%	24.48%	to	25.82%
	2016	515,979	14.11	to	14.65	7,486,196	1.00%	to	2.05%	0.69%	9.80%	to	10.98%
	2015	354,420	12.86	to	13.20	4,646,655	1.00%	to	2.05%	0.82%	1.64%	to	2.73%
	2014	151,513	12.65	to	12.85	1,939,485	1.00%	to	2.05%	0.03%	9.94%	to	11.12%
Janus Henderson Global Technology Portfolio Service Shares(12)	2018	3,622,377	$12.52	to	$15.71	$58,795,880	0.75%	to	2.05%	1.06%	-1.16%	to	0.15%
	2017	4,279,482	15.89	to	22.19	69,833,121	1.00%	to	2.05%	0.44%	41.94%	to	43.46%
	2016	5,497,110	14.90	to	15.47	62,570,771	1.00%	to	2.05%	0.12%	11.51%	to	12.71%
	2015	123,545	13.37	to	13.73	1,682,436	1.00%	to	2.05%	0.45%	2.50%	to	3.60%
	2014	22,943	13.06	to	13.25	302,546	1.00%	to	1.95%	0.00%	7.22%	to	8.25%
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	2018	445,103	$10.50	to	$11.94	$5,537,147	0.75%	to	2.05%	1.29%	-8.48%	to	-7.27%
	2017	468,590	11.32	to	13.05	6,314,484	0.75%	to	2.05%	0.00%	13.19%	to	18.06%
	2016	466,166	11.06	to	11.48	5,285,533	1.00%	to	2.05%	0.26%	1.18%	to	2.27%
	2015	408,243	10.93	to	11.22	4,543,588	1.00%	to	2.05%	0.00%	-2.49%	to	-1.44%
	2014	25,868	11.26	to	11.39	293,401	1.00%	to	1.70%	1.18%	0.95%	to	1.67%

B-90

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
ClearBridge Variable Small Cap Growth Portfolio Class II	2018	693,898	$12.02	to	$14.52	$9,984,865	0.75%	to	2.05%	0.00%	1.09%	to	2.43%
	2017	788,251	11.74	to	14.36	11,121,926	0.75%	to	2.05%	0.00%	17.39%	to	21.37%
	2016	604,174	11.83	to	12.28	7,109,008	1.00%	to	2.05%	0.00%	3.37%	to	4.48%
	2015	276,769	11.45	to	11.76	3,225,605	1.00%	to	2.05%	0.00%	-6.55%	to	-5.55%
	2014	94,235	12.25	to	12.45	1,167,276	1.00%	to	2.05%	0.00%	1.66%	to	2.75%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	2018	84,661	$10.37	to	$10.97	$914,779	1.00%	to	2.00%	1.26%	-9.10%	to	-8.18%
	2017	120,451	11.41	to	11.95	1,420,615	1.00%	to	2.00%	1.24%	11.54%	to	12.68%
	2016	124,782	10.23	to	10.60	1,309,914	1.00%	to	2.00%	1.05%	-2.47%	to	-1.47%
	2015	94,534	10.49	to	10.76	1,010,416	1.00%	to	2.00%	1.65%	-7.33%	to	-6.39%
	2014	18,151	11.37	to	11.50	207,815	1.00%	to	1.70%	2.76%	4.57%	to	5.31%
Western Asset Core Plus VIT Portfolio Class II(6)	2018	4,284,806	$9.82	to	$9.97	$42,696,506	1.40%	to	1.80%	3.43%	-4.39%	to	-4.00%
	2017	4,192,864	10.27	to	10.39	43,530,428	1.40%	to	1.80%	4.13%	3.79%	to	4.21%
	2016	3,225,828	9.90	to	9.97	32,140,832	1.40%	to	1.80%	2.66%	2.30%	to	2.71%
	2015	1,694,910	9.68	to	9.70	16,443,134	1.40%	to	1.75%	3.54%	-3.20%	to	-2.97%
The Merger Fund VL	2018	231,944	$10.39	to	$10.70	$2,512,773	0.75%	to	2.05%	0.70%	4.90%	to	6.29%
	2017	236,347	9.91	to	10.07	2,422,214	0.75%	to	2.05%	0.00%	0.46%	to	0.69%
	2016	224,033	9.86	to	10.23	2,268,673	1.00%	to	2.05%	0.81%	0.34%	to	1.42%
	2015	172,787	9.83	to	10.09	1,730,843	1.00%	to	2.05%	4.04%	-2.94%	to	-1.90%
	2014	43,600	10.12	to	10.29	446,358	1.00%	to	2.05%	3.44%	-0.70%	to	0.36%
Mariner Managed Futures Strategy Portfolio Class II(4)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	137,499	8.62	to	8.95	1,217,475	1.00%	to	2.05%	0.00%	-10.02%	to	-9.06%
	2015	88,302	9.58	to	9.84	862,418	1.00%	to	2.05%	9.35%	-8.54%	to	-7.56%
	2014	31,572	10.48	to	10.65	334,695	1.00%	to	2.00%	0.00%	5.39%	to	6.46%
Guggenheim VT Multi-Hedge Strategies Fund	2018	86,396	$9.32	to	$9.88	$840,919	1.00%	to	2.05%	0.00%	-7.02%	to	-6.02%
	2017	87,687	10.02	to	10.52	910,019	1.00%	to	2.05%	0.00%	1.55%	to	2.64%
	2016	91,588	9.87	to	10.25	928,543	1.00%	to	2.05%	0.10%	-2.53%	to	-1.48%
	2015	53,918	10.13	to	10.40	556,345	1.00%	to	2.05%	0.65%	-0.24%	to	0.83%
	2014	28,281	10.15	to	10.31	290,321	1.00%	to	2.05%	0.00%	2.51%	to	3.61%
Guggenheim VT Long Short Equity Fund	2018	140,048	$10.17	to	$10.78	$1,486,589	1.00%	to	2.05%	0.00%	-14.72%	to	-13.81%
	2017	148,461	11.92	to	12.51	1,832,219	1.00%	to	2.05%	0.37%	12.50%	to	13.70%
	2016	127,675	10.60	to	11.00	1,389,638	1.00%	to	2.05%	0.00%	-1.41%	to	-0.35%
	2015	107,591	10.75	to	11.04	1,175,865	1.00%	to	2.05%	0.00%	-0.82%	to	0.25%
	2014	37,066	10.84	to	11.01	406,382	1.00%	to	2.00%	0.00%	0.74%	to	1.77%
T. Rowe Price Health Sciences Portfolio II	2018	407,315	$11.45	to	$18.68	$7,707,850	0.75%	to	2.05%	0.00%	-1.21%	to	0.10%
	2017	445,692	11.44	to	18.91	8,624,889	0.75%	to	2.05%	0.00%	14.37%	to	24.70%
	2016	423,487	15.16	to	15.74	6,584,237	1.00%	to	2.05%	0.00%	-12.55%	to	-11.61%
	2015	298,070	17.34	to	17.81	5,259,998	1.00%	to	2.05%	0.00%	10.17%	to	11.35%
	2014	60,847	15.74	to	15.99	967,608	1.00%	to	2.05%	0.00%	28.53%	to	29.91%
T.Rowe Price Blue Chip Growth Portfolio II(6)(7)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	3,780,931	13.21	to	13.45	50,804,890	1.40%	to	2.06%	0.00%	33.06%	to	33.93%
	2016	4,435,915	9.93	to	10.04	44,521,410	1.40%	to	2.06%	0.00%	-1.52%	to	-0.87%
	2015	2,746,112	10.10	to	10.13	27,810,326	1.40%	to	1.75%	0.00%	1.05%	to	1.30%
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	2018	348,268	$9.45	to	$9.78	$3,431,051	0.75%	to	2.05%	0.41%	-19.21%	to	-18.13%
	2017	357,067	11.70	to	11.94	4,320,401	0.75%	to	2.05%	0.73%	19.42%	to	32.30%
	2016	327,045	8.84	to	9.18	2,968,584	1.00%	to	2.05%	0.43%	4.43%	to	5.55%
	2015	212,241	8.47	to	8.70	1,830,638	1.00%	to	2.05%	0.74%	-12.54%	to	-11.60%
	2014	90,415	9.70	to	9.84	885,341	1.00%	to	1.95%	0.30%	-6.42%	to	-5.51%
Morgan Stanley VIF Global Infrastructure Portfolio Class II(15)	2018	4,021	$9.67	to	$9.77	$39,129	0.75%	to	1.30%	2.92%	-9.09%	to	-8.58%
	2017	3,262	10.64	to	10.68	34,796	0.75%	to	1.30%	0.00%	6.41%	to	6.82%

B-91

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
VanEck VIP Global Hard Assets Service Class	2018	182,364	$5.53	to	$7.47	$1,058,821	0.75%	to	2.05%	0.00%	-29.89%	to	-28.96%
	2017	233,470	7.89	to	10.51	1,913,148	0.75%	to	2.05%	0.00%	-3.98%	to	5.13%
	2016	194,415	8.21	to	8.53	1,637,084	1.00%	to	2.05%	0.37%	40.47%	to	41.98%
	2015	158,462	5.85	to	6.00	942,782	1.00%	to	2.05%	0.02%	-34.99%	to	-34.29%
	2014	60,736	8.99	to	9.14	552,141	1.00%	to	2.05%	0.00%	-21.00%	to	-20.15%
Virtus Duff & Phelps Real Estate Securities Series	2018	271,772	$9.41	to	$12.32	$3,443,118	0.75%	to	2.00%	1.52%	-8.40%	to	-7.23%
	2017	314,921	10.15	to	13.42	4,330,198	0.75%	to	2.05%	1.47%	1.46%	to	3.79%
	2016	283,542	12.93	to	13.42	3,764,795	1.00%	to	2.05%	2.27%	4.62%	to	5.75%
	2015	120,346	12.36	to	12.69	1,516,553	1.00%	to	2.05%	1.72%	0.28%	to	1.35%
	2014	48,250	12.33	to	12.52	601,492	1.00%	to	2.05%	1.90%	28.93%	to	30.31%
American Funds Insurance Series Asset Allocation Fund Class 4(15)	2018	154,728	$10.23	to	$10.33	$1,594,552	0.75%	to	1.35%	1.64%	-6.12%	to	-5.55%
	2017	110,238	10.89	to	10.94	1,204,931	0.75%	to	1.35%	2.31%	8.92%	to	9.38%
American Funds Insurance Series Bond Fund Class 4(15)	2018	17,314	$9.86	to	$9.94	$171,133	0.75%	to	1.25%	3.11%	-2.12%	to	-1.63%
	2017	6,426	10.08	to	10.10	64,805	0.75%	to	1.10%	4.40%	0.80%	to	1.05%
American Funds Insurance Series Global Growth Fund Class 4(15)	2018	31,785	$10.56	to	$10.66	$337,335	0.75%	to	1.30%	0.55%	-10.42%	to	-9.92%
	2017	20,941	11.78	to	11.83	247,464	0.75%	to	1.30%	1.24%	17.85%	to	18.30%
American Funds Insurance Series Global Growth and Income Fund Class 4(15)	2018	20,365	$10.31	to	$10.42	$211,086	0.75%	to	1.35%	1.54%	-11.11%	to	-10.57%
	2017	16,980	11.61	to	11.65	197,377	0.75%	to	1.25%	4.62%	16.08%	to	16.49%
American Funds Insurance Series Growth Fund Class 4(15)	2018	63,450	$11.40	to	$11.50	$726,672	0.75%	to	1.25%	0.27%	-1.75%	to	-1.25%
	2017	55,882	11.59	to	11.64	649,576	0.75%	to	1.35%	0.94%	15.95%	to	16.44%
American Funds Insurance Series Growth and Income Fund Class 4(15)	2018	53,900	$10.89	to	$11.12	$595,100	0.75%	to	1.95%	1.35%	-3.97%	to	-2.79%
	2017	36,339	11.39	to	11.44	414,756	0.75%	to	1.35%	2.07%	13.89%	to	14.37%
American Funds Insurance Series U.S. Government/AAA-Rated Securities Fund Class 4(15)	2018	22,724	$9.82	to	$9.90	$223,644	0.75%	to	1.25%	3.17%	-0.75%	to	-0.25%
	2017	7,921	9.90	to	9.91	78,465	1.00%	to	1.10%	1.56%	-0.99%	to	-0.92%

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)

As of March 20, 2017, the Mariner Managed Futures Strategy Portfolio Class II was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Mariner Managed Futures Strategy Portfolio Class II was transferred to the Fidelity VIP Government Money Market Portfolio.

(5)	Portfolio commenced operations February 9, 2015
(6)	Portfolio commenced operations May 1, 2015
(7)

As of April 6, 2018, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund.

B-92

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

(8)

As of April 30, 2015, the RS Money Market VIP Series was liquidated and no longer available as an investment allocation option under this contract. The contract owner had the option to transfer the accumulation value to another investment option by the liquidation date. After the liquidation date, any accumulation value remaining in the RS Money Market VIP Series was transferred to the Fidelity VIP Government Money Market Portfolio.

(9)	Portfolio commenced operations September 1, 2016. Refer to Note 4 of the Notes to Financial Statements.
(10)

As of April 29, 2016, the AB VPS International Value Portfolio Class B was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the AB VPS International Value Portfolio Class B was transferred to the Templeton Foreign VIP Fund Class 2.

(11)

As of April 29, 2016, the Dreyfus Variable Investment Fund Appreciation Portfolio Service Class was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Dreyfus Variable Investment Fund Appreciation Portfolio Service Class was transferred to the Putnam VT Investors Fund IB.

(12)

As of April 29, 2016, the Columbia Variable Portfolio Seligman Global Technology Fund Class 2 was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Columbia Variable Portfolio Seligman Global Technology Fund Class 2 was transferred to the Janus Aspen Global Technology Portfolio Service Shares.

(13)

As of April 29, 2016, the Pioneer Disciplined Value VCT Portfolio Class II was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Pioneer Disciplined Value VCT Portfolio Class II was transferred to the AB VPS Growth & Income Portfolio Class B.

(14)	As of April 29, 2016, the Wells Fargo VT Small Cap Value Fund Class 2 was liquidated and no longer available as an investment allocation option under this contract.
(15)	Portfolio commenced operations May 1, 2017.

B-93

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account R

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account R indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options in The Guardian Separate Account R as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Guardian Core Plus Fixed Income VIP Fund(1)

Guardian Diversified Research VIP Fund(1)

Guardian Growth & Income VIP Fund(1)

Guardian Integrated Research VIP Fund(1)

Guardian International Growth VIP Fund(1)

Guardian International Value VIP Fund(1)

Guardian Large Cap Disciplined Growth VIP Fund(1)

Guardian Large Cap Disciplined Value VIP Fund(1)

Guardian Large Cap Fundamental Growth VIP Fund(1)

Guardian Mid Cap Relative Value VIP Fund(1)

Guardian Mid Cap Traditional Growth VIP Fund(1)

Victory RS Large Cap Alpha VIP Series(1)

Victory S&P 500 Index VIP Series(1)

Victory High Yield VIP Series(1)

Victory INCORE Low Duration Bond VIP Series(1)

Victory RS Small Cap Growth Equity VIP Series(1)

Victory RS International VIP Series(1)

Victory Sophus Emerging Markets VIP Series(1)

Victory INCORE Investment Quality Bond VIP Series(1)

Gabelli Capital Asset Fund(1)

Value Line Centurion Fund(1)

Value Line Strategic Asset Management Trust(1)

Value Line VIP Equity Advantage Fund(1)

Invesco V.I. American Franchise Fund Series II(4)

Invesco V.I. Value Opportunities Fund Series II(1)

Invesco V.I. Global Real Estate Fund Series II(1)

Invesco V.I. Government Securities Fund Series II(1)

Invesco V.I. Mid Cap Core Equity Fund Series II(4)

Invesco V.I. Core Equity Fund Series II(4)

Invesco V.I. International Growth Fund Series II(4)

Invesco V.I. Small Cap Equity Fund Series II(1)

Invesco V.I. Comstock Fund Series II(4)

Invesco V.I. American Value Fund Series II(4)

Invesco V.I. Growth and Income Fund Series II(4)

Invesco V.I. Balanced-Risk Allocation Fund Series II(1)

Alger Capital Appreciation Class S(4)

AB VPS Growth and Income Portfolio Class B(1)

AB VPS Large Cap Growth Portfolio Class B(1)

AB VPS Global Thematic Growth Portfolio Class B(1)

AB VPS Real Estate Investment Portfolio Class B(1)

AB VPS Value Class B(4)

AB VPS Dynamic Asset Allocation Portfolio Class B(1)

Oppenheimer Capital Appreciation/VA Service Class(4)

American Funds Insurance Series Growth Fund Class 4(2)

BlackRock Capital Appreciation V.I. Fund Class III(1)

BlackRock Global Allocation V.I. Fund Class III(1)

BlackRock Advantage Large Cap Core V.I. Fund Class III(1)

BlackRock Advantage Large Cap Value V.I. Fund Class III(1)

Columbia Variable Portfolio — Asset Allocation Fund Class 2(1)

Columbia Variable Portfolio — Small Cap Value Fund Class 2(1)

Columbia Variable Portfolio — Small Company Growth Fund Class 2(1)

Columbia Variable Portfolio — Large Cap Growth Fund Class 2(4)

CTIVPSM — Loomis Sayles Growth Fund(4)

CTIVPSM — AQR Managed Futures Strategy Fund (formerly Columbia VP AQR Managed Futures Strategy Class 2)(2)

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

Davis Value Portfolio(1)

Wells Fargo VT International Equity Class 2(4)

Fidelity VIP Balanced Portfolio Service Class 2(1)

Fidelity VIP Contrafund Portfolio Service Class 2(1)

Fidelity VIP Equity-Income Portfolio Service Class 2(1)

Fidelity VIP Growth Portfolio Service Class 2(4)

Fidelity VIP Investment Grade Bond Portfolio Service Class 2(1)

Fidelity VIP Mid Cap Portfolio Service Class 2(1)

Fidelity VIP Overseas Portfolio Service Class 2(1)

Fidelity VIP Government Money Market Portfolio Service Class 2(1)

Fidelity VIP Growth Opportunities Portfolio Service Class 2(1)

Templeton Global Bond VIP Fund Class 2(1)

Templeton Growth VIP Fund Class 2(1)

Templeton Foreign VIP Fund Class 2(1)

B-94

Franklin Income VIP Fund Class 2(1)

Franklin Mutual Shares VIP Fund Class 2(1)

Franklin U.S. Government Securities VIP Fund Class 2(1)

Franklin Rising Dividends VIP Fund Class 2(1)

Franklin Small Cap Value VIP Fund Class 2(1)

Franklin Growth & Income VIP Fund Class 2(1)

MFS Total Return Bond Series Service Class(4)

MFS Core Equity Service Class(4)

MFS Growth Service Class(4)

MFS Investors Trust Service Class(4)

MFS New Discovery Series Service Class(1)

MFS Strategic Income Portfolio Service Class(1)

MFS Total Return Series Service Class(1)

MFS Utilities Series Service Class(1)

MFS Value Service Class(4)

MFS Technology Portfolio Service Class(1)

MFS International Value Portfolio Service Class(1)

MFS Blended Research Core Equity Portfolio Service Class(1)

American Funds Insurance Series Growth and Income Fund Class 4(2)

Oppenheimer International Growth/VA Service Class(1)

Oppenheimer Main Street Small Cap/VA Service Class(1)

Oppenheimer Global Strategic Income/VA Service Class(1)

PIMCO Low Duration Portfolio Advisor Class(1)

PIMCO Real Return Portfolio Advisor Class(1)

PIMCO Total Return Portfolio Advisor Class(1)

PIMCO VIT Balanced Allocation Portfolio Advisor Class(1)

PIMCO Dynamic Bond Portfolio Advisor Class (formerly PIMCO VIT Unconstrained Bond Portfolio Advisor Class)(1)

Pioneer Equity Income VCT Portfolio Class II(4)

Pioneer Fund VCT Portfolio Class II(4)

Pioneer Mid Cap Value VCT Portfolio Class II(1)

Pioneer Bond VCT Portfolio Class II(1)

American Century VP Mid Cap Value Fund Class II(1)

American Century VP Inflation Protection Fund Class II(1)

Ivy VIP Mid Cap Growth Fund Class II (formerly Ivy VIP Mid Cap Growth Fund)(4)

Ivy VIP Global Bond Fund Class II (formerly Ivy VIP Global Bond Fund)(1)

Ivy VIP High Income Fund Class II (formerly Ivy VIP High Income Fund)(1)

Putnam VT Equity Income Fund Class IB(1)

Putnam VT Multi Asset Absolute Return Class IB (formerly Putnam VT Absolute Return 500 Fund Class IB)(1)

Putnam VT Small Cap Value Fund Class IB(1)

Putnam VT Multi Cap Core Fund Class IB (formerly Putnam VT Investors Fund Class IB)(1)

ALPS/Alerian Energy Infrastructure Portfolio Class III(1)

ALPS/Red Rocks Listed Private Equity Portfolio Class III(1)

DWS Alternative Asset Allocation VIP Class B (formerly Deutsche Alternative Asset Allocation VIP Class B)(1)

Janus Henderson Enterprise Portfolio Service Shares(1)

Janus Henderson Global Technology Portfolio Service Shares(1)

Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares(1)

Clear Bridge Variable Small Cap Growth Portfolio Class II(1)

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II(1)

Western Asset Core Plus VIT Portfolio Class II(1)

The Merger Fund VL(1)

Mariner Managed Futures Strategy Portfolio Class II(3)

Guggenheim VT Multi-Hedge Strategies Fund(1)

Guggenheim VT Long Short Equity Fund(1)

T. Rowe Price Health Sciences Portfolio II(1)

T. Rowe Price Blue Chip Growth Portfolio II(4)

Morgan Stanley VIF Emerging Markets Equity Portfolio Class II(1)

Morgan Stanley VIF Global Infrastructure Portfolio Class II(2)

VanEck VIP Global Hard Assets Service Class(1)

Virtus Duff & Phelps Real Estate Securities Series(1)

American Funds Insurance Series Asset Allocation Fund Class 4(2)

American Funds Insurance Series Bond Fund Class 4(2)

American Funds Insurance Series Global Growth Fund Class 4(2)

American Funds Insurance Series Global Growth and Income Fund Class 4(2)

American Funds Insurance Series US Government/AAA-Rated Securities Fund Class 4(2)

(1)	Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017.
(2)

Statement of operations for the year ended December 31, 2018 and statements of changes in net assets for the year ended December 31, 2018 and the period May 1, 2017 (commencement of operations) through December 31, 2017.

(3)	Statement of changes in net assets for the period January 1, 2017 to March 20, 2017 (date of liquidation).
(4)

Statement of operations for the period January 1, 2018 through April 6, 2018 (date of liquidation) and statement of changes in net assets for the period January 1, 2018 through April 6, 2018 (date of liquidation) and the year ended December 31, 2017.

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options in The Guardian Separate Account R

B-95

based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options in The Guardian Separate Account R in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 20, 2019

We have served as the auditor of one or more of the Investment Options in The Guardian Separate Account R since 2004.

B-96

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Audited Statutory Basis

Financial Statements and Supplemental Schedules

December 31, 2018 and 2017

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS BALANCE SHEETS

(In Millions)

	As of December 31,
	2018	2017
Admitted assets
Bonds	$3,226	$2,920
Common stocks	—	28
Mortgage loans	516	407
Policy loans	80	81
Other invested assets	108	77
Cash, cash equivalents and short-term investments	280	112
Receivable for securities	—	8

Total invested assets	4,210	3,633

Due and accrued investment income	35	32
Net deferred tax asset	15	41
Income tax receivable	14	2
Other assets	9	20
Separate accounts assets	9,027	13,632

Total admitted assets	$13,310	$17,360

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$3,941	$3,570
Asset valuation reserve	39	38
Due to parent and affiliates	6	8
Payable for securities	7	6
Other liabilities	17	36
Transfers from separate account due or accrued	(179)	(237)
Separate accounts liabilities	9,024	13,629

Total liabilities	12,855	17,050

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	582	532
Unassigned deficit	(129)	(224)

Total capital and surplus	455	310

Total liabilities, capital and surplus	$13,310	$17,360

See notes to statutory basis financial statements.

B-98

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF OPERATIONS

(In Millions)

	For the Years Ended December 31,
	2018	2017
Revenues
Premiums and annuity considerations
Direct	$710	$754
Ceded	1,444	(304)

Net premiums and annuity considerations	2,154	450
Reserve adjustments on reinsurance ceded	(1,871)	(12)
Net investment income	136	122
Service fees	318	339
Commissions and expense allowances on reinsurance ceded and other income	(26)	(392)

Total revenues	711	507

Benefits and expenses
Policyholder benefits	1,523	1,065
Net transfers (from) to separate accounts	(1,082)	(1,017)
General insurance expenses	69	84
Commissions and other expenses	73	261

Total benefits and expenses	583	393

Income from operations before federal income taxes and realized capital losses from investments	128	114
Federal income tax benefit	26	43

Income from operations, net of federal income taxes and before net realized capital losses	154	157
Net realized capital losses, net of tax and transfers to IMR	(6)	(131)

Net income	$148	$26

See notes to statutory basis financial statements.

B-99

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(In Millions)

	For the Years Ended December 31,
	2018	2017

Beginning of year balance	$310	$260

Adjustments to surplus
Net income	148	26
Change in net unrealized capital gains (loss), net of tax	50	(7)
Change in non-admitted assets	4	45
Change in net deferred taxes	(21)	(45)
Change in asset valuation reserve	(1)	(9)
Additional paid-in capital and contributed surplus	50	50
Loss in surplus as a result of reinsurance, net of tax	(19)	(10)
Change in reserve valuation basis	(66)	—

Net adjustments to surplus	145	50

End of year balance	$455	$310

See notes to statutory basis financial statements.

B-100

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CASH FLOWS

(In Millions)

	For the Years Ended December 31,
	2018	2017
Cash flows from operating activities
Net premiums and annuity considerations	$734	$733
Investment income received	139	129
Service fees and other income received	302	(54)
Benefits and loss related payments	(1,596)	(1,511)
Net transfers from separate accounts	1,141	1,055
Commissions, expenses and taxes paid	(138)	(168)
Federal income taxes recovered	11	36
Other	(104)	(12)

Net cash provided by operating activities	489	208

Cash flows from investing activities
Proceeds from investments sold or matured:
Bonds	401	373
Stocks	28	91
Derivatives, brokers and miscellaneous applications	133	38
Mortgage loans	9	14
Other invested assets	2	—

Proceeds from investments sold or matured	573	516

Cost of investments acquired:
Bonds	719	463
Mortgage loans	119	107
Other invested assets	27	30
Derivatives, brokers and miscellaneous applications	69	205

Cost of investments acquired	934	805

Net decrease in policy loans, net of repayments	(1)	(1)

Net cash used in investing activities	(360)	(288)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	50	50
Intercompany borrowed funds	—	(148)
Net deposits on deposit-type contracts and other insurance liabilities	(11)	164

Net cash provided by financing and miscellaneous activities	39	66

Net increase (decrease) in cash, cash equivalents and short-term investments	168	(14)
Cash, cash equivalents and short-term investments, beginning of year	112	126

Cash, cash equivalents and short-term investments, end of year	$280	$112

See notes to statutory basis financial statements.

B-101

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 1—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and operates as the distributor and principal underwriter for GIAC’s variable products.

Hanover Square Funding, LLC (“HSF”), a wholly owned subsidiary of the Company, facilitates loans to entities established as a Corporation or Limited Liability Company for the purpose of acquiring a General Agency.

Effective September 1, 2016, the Company entered into an indemnity reinsurance arrangement relating to its Group 401(k) in-force business to Ameritas Life Insurance Corp., a Nebraska Corporation (“Ameritas” or “Buyer”) with the intent to novate this business to Ameritas. The Company effected the sale through an indemnity reinsurance agreement with the Buyer until the Buyer can obtain all of the required regulatory and contract holder approvals to novate the GIAC Group 401(k) in-force contracts through assumption reinsurance. In addition, GIAC entered into a transition services agreement, where the Buyer reimburses GIAC for certain accounting, IT, and other administrative services provided to the Buyer. During 2018, GIAC completed novation of certain Group 401(k) contracts with Ameritas through Assumption Reinsurance (See Note 7).

Insurance Separate Accounts:

The Company has fourteen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note 9).

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Delaware Department of Insurance (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the NAIC and the Department as of December 31, 2018 and 2017. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

B-102

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus; only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; 10) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 11) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 13.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $16 million and $21 million at December 31, 2018 and 2017, respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents are charged directly to unassigned surplus.

Investments:

See Note 3 and Note 4 regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, common stock, mortgage loans and derivatives.

B-103

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Policy Loans:

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since most loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Other Invested Assets

Other invested assets consist of investments in subsidiaries (PAS and HSF) of $37 million and $34 million and private equities of $48 million and $20 million as of December 31, 2018 and 2017, respectively. Other invested assets also include investments in surplus notes of $24 million and $23 million as of December 31, 2018 and 2017, respectively, which are carried at amortized cost.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short term investments are stated at amortized cost and consist primarily of investments having maturities greater than three months from the date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value because of the relatively short period of time between their origination and expected maturity and collectability.

Other Assets:

Other assets consist primarily of receivables for service fees and mutual fund receivable.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2018 and 2017, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. There were no related premium tax offsets included in “Other assets” as of December 31, 2018 and 2017, respectively.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 3.00%
Dollar Cost Averaging	1.00% to 3.00%
Variable Life	3.00% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 5.00%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	2.25% to 6.00%
Deferred Income Annuity, Fixed	3.00% to 4.50%

B-104

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Fixed Payout Annuity Reserves:

During 2018, the Company’s fixed payout annuity base statutory reserves were strengthened with an update to the mortality basis for policies issued prior to 2015 to the 2012 Individual Annuity Reserve Table (2012 IAR Table), including mortality improvement with Scale G2, which resulted in an increase of $66 million. Fixed payout annuities affected include single premium immediate annuities (“SPIA”), deferred income annuities (“DIA”) and life contingent annuitizations. The reserve strengthening was included in “Change in reserve valuation basis” in the Statutory Basis Statements of Changes in the Capital and Surplus.

Additionally, cash flow testing reserves decreased by $57 million during 2018 as a result of the reserves strengthening. This change was included in the “Reserves for policy benefits, deposit-type contracts and other contract liabilities” of the Statutory Basis Balance Sheets.

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The Company issued the following guaranteed living benefits until February 2017:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate.

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of a 5.00% roll-up rate or the contract anniversary account value. This base can only be accessed in duration ten or later in the form of a payout annuity.

GMAB

The Guaranteed Minimum Accumulation Benefit (“GMAB”) or Living Benefits Rider (“LBR”) contracts guarantee the return of investment on the maturity date.

Actuarial Guideline XLIII (VACARVM) provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The guideline requires the reserve to be calculated using two approaches, the standard scenario approach and the stochastic scenario approach, the final reserve being the greater of the two. The Standard Scenario amount is based on a deterministic projection with stipulated assumptions. The stochastic amount is based on the results of stochastically generated interest rate and equity scenarios. Management’s prudent best estimate assumptions along with margins for uncertainty are used to calculate the stochastic amount. Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. In addition, a method for projecting interest rates

B-105

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility, and swap interest rates. At December 31, 2018 and 2017, the Stochastic Scenario amount was the greater of the two measures and was used as the final reserve.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2018 and 2017, the Company had $410 million and $562 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $28 million and $31 million as of December 31, 2018 and 2017, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches – a One-Year Term reserve recognizing a one third drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

B-106

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

The Company issued group deposit-type contracts funding agreements for qualified retirement plans for Group 401(k) business. The funding agreements were issued through the general account and the deposits received on these contracts were recorded as liabilities and were not treated as premiums or as revenue under SAP. Effective September 1, 2016, the liabilities of the funding agreements were 100% ceded to Ameritas on a Coinsurance basis (See Note 1 related to changes in Group 401(k) business).

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit- related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for fixed income investments and amortizes these net realized capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non- admitted asset.

Other Liabilities:

Other liabilities consist primarily of remittances, contingent tax liabilities, reinsurance payables, commissions payable, deferred and uncollected premiums ceded and accrued expenses.

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (“VACARVM”- Variable Annuity Commissioners’ Annuity Reserve Method) of $120 million and $177 million and fees receivables of $59 million and $60 million as of December 31, 2018 and 2017, respectively.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers from separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note 6).

The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

B-107

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note 7).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made, while investment income greater than 90 days past due is non-admitted and charged directly to surplus. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

NOTE 3—INVESTMENTS

Bonds and Common Stocks:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company- derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses).

There were no securities with a 5GI NAIC designation as of December 31, 2018 and 2017.

Valuation methods for the various types of investments held are as follows:

Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates. There were seventeen securities that were sold, redeemed or disposed of with an aggregate amount of $1 million in investment income from prepayment penalties and acceleration fees as of December 31, 2018. There were twenty securities that were sold, redeemed or disposed of with an aggregate amount of $2 million in investment income from prepayment penalties and acceleration fees as of December 31, 2017.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest

B-108

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

rates and the economic environment. There were no securities that were sold, redeemed or disposed of with no investment income from prepayment penalties and acceleration fees as of December 31, 2018. There were two securities that were sold, redeemed or disposed of with no investment income from prepayment penalties and acceleration fees as of December 31, 2017.

The Company changes from the retrospective method to the prospective method when an other than temporary impairment has been recorded on a structured loan-backed security.

Common stocks are stated at fair value, which is based on quoted market price. Common stocks represents initial seed money to commence investment activities and general operations of various mutual funds (See Note 8). Unrealized appreciation or depreciation on common stocks are reflected as unrealized capital gains and losses directly in surplus.

The amortized cost basis and estimated fair value of bonds and common stocks at December 31, 2018 and 2017 were as follows:

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2018		Gains	(Losses)
		(In millions)
U.S. Government	$94	$—	$(1)	$93
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	6	1	—	7
Industrial and Miscellaneous	3,123	29	(98)	3,054
Hybrid	2	—	—	2

Total Bonds	$3,226	$30	$(99)	$3,157

Common stocks	$—	$—	$—	$—

Total Common Stock	$—	$—	$—	$—

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2017		Gains	(Losses)
		(In millions)
U.S. Government	$62	$—	$—	$62
States, Territories and Possessions	2	—	—	2
U.S. Special Revenue	22	2	—	24
Industrial and Miscellaneous	2,832	135	(12)	2,955
Hybrid	2	—	—	2

Total Bonds	$2,920	$137	$(12)	$3,045

Common stocks	$24	$4	$—	$28

Total Common Stock	$24	$4	$—	$28

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2018, approximately 2.91% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 0.81% of the portfolio at December 31, 2018.

B-109

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2018
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$199	$199
Due after one year through five years	925	915
Due after five years through ten years	504	494
Due after ten years	1,354	1,305
Sinking fund bonds, mortgage-backed securities and asset-backed securities	244	244

Total	$3,226	$3,157

The net change in unrealized capital gain (losses) included in surplus for the years ended December 31, 2018 and 2017 are summarized as follows:

	2018	2017
	(In millions)
Changes in net unrealized capital gains (losses) attributable to:
Derivatives	$60	$(15)
Common stocks unaffiliated	(4)	3
Investments in subsidiaries	7	1
Tax effect on unrealized capital (losses) gains	(13)	4

Total change in net unrealized capital gains (losses), net of tax	$50	$(7)

Proceeds from sales, maturities and all other bond cash dispositions amounted to $401 million and $373 million in 2018 and 2017, respectively. Gross gains of $2 million and $1.4 million and gross losses of $5.5 million and $6.1 million were realized on sales of bonds in 2018 and 2017, respectively. These amounts are pre-tax and pre-IMR.

Proceeds from sales of investments in common stocks amounted to $28 million and $91 million in 2018 and 2017, respectively. In 2018, gross gains of $4 million and gross losses of less than a million were realized on sales of common stocks. In 2017, gross gains of $15 million and no gross losses were realized on sales of common stocks.

During 2018 and 2017, the Company had non-cash transactions related to the exchange or conversion of bonds that it held as investments in the amount of $110 million and $51 million.

During 2018 and 2017, the Company had no non-cash transactions related to the exchange or merger activity related to common stock that it held as investments.

B-110

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2018	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$2	$—	$43	$(1)	$45	$(1)
U.S. Special Revenue	—	—	—	—	—	—
States, Territories and Possessions	—	—	—	—	—	—
Industrial and Miscellaneous	1,583	(71)	561	(27)	2,144	(98)

Total Bonds	1,585	(71)	604	(28)	2,189	(99)
Common stocks	—	—	—	—	—	—

Total Temporarily Impaired Securities	$1,585	$(71)	$604	$(28)	$2,189	$(99)

December 31, 2017	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$51	$—	$2	$—	$53	$—
States, Territories and Possessions	—	—	—	—	—	—
U.S. Special Revenue	—	—	—	—	—	—
Industrial and Miscellaneous	491	(4)	282	(8)	773	(12)

Total Bonds	542	(4)	284	(8)	826	(12)
Common stocks	—	—	—	—	—	—

Total Temporarily Impaired Securities	$542	$(4)	$284	$(8)	$826	$(12)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were three hundred and eleven securities in an unrealized loss position for greater than 12 months with a book value of $632 million and a fair value of $604 million as of December 31, 2018. There were one hundred and thirty one securities in an unrealized loss position for greater than 12 months with a book value of $292 million and a fair value of $284 million as of December 31, 2017.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2018 and December 31, 2017, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans in December 31, 2018 or 2017.

The Company’s $516 million and $407 million of investments in mortgage loans on real estate on December 31, 2018 and December 31, 2017, respectively, consisted of loans on commercial real estate properties. Of these amounts, $509 million and $400 million were mortgage loans in which the Company was a participant at December 31, 2018 and December 31, 2017, respectively. The Company was not a co-lender in any mortgage loans at December 31, 2018 or December 31, 2017.

The largest concentrations of commercial real estate mortgage loans are for properties located in California and Texas ($139 million or 26.96% and $74 million or 14.29%) at December 31, 2018. The largest concentrations of commercial

B-111

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

real estate mortgage loans are for properties located in California and Texas ($128 million or 31.58% and $50 million or 12.26%) at December 31, 2017. The Company estimates the fair value of mortgage loans on real estate to be $511 million and $413 million at December 31, 2018 and December 31, 2017, respectively. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.56% and 4.34% originated during 2018. The maximum percentage of any single mortgage loan to the value of the security originated in 2018 was 58.47%.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgage loans with principal or interest payments that were past due for more than thirty days at December 31, 2018 and 2017, respectively.

There were no restructured mortgage loans as of December 31, 2018 or December 31, 2017.

The following table set forth the credit quality indicators as of December 31, 2018 and December 31, 2017, based upon the recorded investment gross of allowance for credit losses.

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2018
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$94	$7	$14	$5	$—	$—	$120
50% - 59.99%	148	35	33	5	—	—	221
60% - 69.99%	122	14	22	9	—	—	167
70% - 79.99%	6	—	—	2	—	—	8
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$370	$56	$69	$21	$—	$—	$516

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2017
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$73	$—	$9	$—	$—	$—	$82
50% - 59.99%	111	27	19	2	—	—	159
60% - 69.99%	95	—	25	20	—	—	140
70% - 79.99%	16	8	—	2	—	—	26
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$295	$35	$53	$24	$—	$—	$407

B-112

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Investment in Subsidiaries:

Investments in affiliated limited liability subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and HSF which are included in “Other invested assets” in the Statutory Basis Balance Sheet. Undistributed earnings or losses of subsidiaries and unrealized appreciation and depreciation are reflected as unrealized capital gains or losses directly in surplus. Distributed dividends of subsidiaries are recorded in net investment income.

The following table provides additional information of the Company’s significant subsidiaries at December 31, 2018 and 2017:

December 31, 2018

Description of SCA Investment (Per SSAP No. 97)	% of SCA Ownership	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)	Code
(In millions)
PAS	100%	$25	$—	$25	n/a	n/a	n/a	$—	no	n/a
HSF	100%	12	—	12	n/a	n/a	n/a	—	no	n/a

Aggregate Total		$37	$—	$37				$—

December 31, 2017

Description of SCA Investment (Per SSAP No. 97)	% of SCA Ownership	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)	Code
(In millions)
PAS	100%	$23	$—	$23	n/a	n/a	n/a	$—	no	n/a
HSF	100%	11	—	11	n/a	n/a	n/a	—	no	n/a

Aggregate Total		$34	$—	$34				$—

There were no dividends received from PAS and HSF in 2018 or 2017.

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2018	2017
	(In millions)
Bonds	$115	$107
Mortgage loans	17	14
Policy loans	5	7
Other	6	3

Total gross investment income	143	131
Less: investment expenses	(7)	(9)

Net investment income	$136	$122

B-113

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2018	2017
	(In millions)
Bonds	$(7)	$(4)
Investments in affiliated mutual funds	3	15
Derivatives and other	(5)	(141)

Total net realized capital losses	(9)	(130)
Transfer from (to) IMR	3	3
Capital gain federal income tax expense	—	4

Net realized capital losses, net of tax and transfers to IMR	$(6)	$(131)

As of December 31, 2018, there were $4 million decline in fair value of investments that were considered to be other-than-temporary in the bond portfolio. The Company did not record any impairment in 2017.

Derivative Financial Instruments:

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the Company’s exposure to default by the counterparty. The Company’s off-balance sheet risk for the derivative instruments as of December 31, 2018 and 2017 were $76.7 million and $53 million, respectively. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments. The Company also does not have any derivatives contracts with financing premiums.

B-114

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Hedging—Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liabilities. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

Equity index futures are used to minimize the volatility associated with Guaranteed Minimum Benefit liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefine price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2018
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$516	$—	$—	$34	$(63)	$—
Equity index futures	1,238	—	—	26	58	—

Total Derivatives	$1,754	$—	$—	$60	$(5)	$—

December 31, 2017
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$563	$—	$—	$4	$34	$—
Equity index futures	1,039	—	—	(19)	(175)	—

Total Derivatives	$1,602	$—	$—	$(15)	$(141)	$—

Restricted Assets and Special Deposits:

The Company had admitted restricted assets of $85 million and $60 million at December 31, 2018 and 2017, respectively. Of these amounts, there were deposits with states as required by certain insurance laws of $4 million and $4 million in 2018 and 2017, respectively, and pledged as collateral for futures trading of $81 million and $57 million in 2018 and 2017, respectively. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets. Total admitted restricted assets were 0.63% and 0.35% of the Company’s total admitted assets at December 31, 2018 and 2017, respectively. There were no non-admitted restricted assets in 2018 and 2017.

B-115

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2018 and 2017.

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are quoted market prices available in active markets for identical assets or liabilities on the reporting date.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1, non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2 and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2018 and 2017, none of the Separate Account investments are considered to be Level 3.

B-116

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2018 and 2017:

December 31, 2018	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
	(In millions)
Assets at Fair Value
Impaired bonds	$—	$7	$—	$7	$—	$7
Separate accounts assets	8,971	56	—	9,027	—	9,027

Total Assets at Fair Value	$8,971	$63	$—	$9,034		$9,034

December 31, 2017	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
	(In millions)
Assets at Fair Value
Common stocks	$—	$28	$—	$28	$—	$28
Separate accounts assets	12,402	1,230	—	13,632	—	13,632

Total Assets at Fair Value	$12,402	$1,258	$—	$13,660	$—	$13,660

Transfers into and out of Level 3 are recognized at the end of the reporting period. During 2018 and 2017, there were no securities transferred into and out of Level 3. Transfers in and out of level 3 are determined by the observable/unobservable inputs used in pricing the securities.

NOTE 5—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian (See Note 7). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2018 and 2017 were as follows:

2018
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	2	2
Group life renewal	—	—

2017
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	2	2
Group life renewal	—	—

B-117

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 6—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America,

•	First Commonwealth, Inc., and its subsidiaries,

•	Reed Group Ltd,

•	GIS Canada Holdings Corp,

•	Guardian Abbey LLC,

•	STX Healthcare Management Services, Inc., and

•	Vital Smiles, Inc.

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur, or to recoup its net operating or capital losses carried forward as an offset to future net income or capital gains subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes.

The Tax Cuts and Jobs Act (“the Act”) was enacted into law on December 22, 2017. Effective January 1, 2018, the Act reduces the corporate tax rate to 21%. The Act also included several provisions that impact life insurance companies, including the elimination of the net operating loss carryback and changing the calculation of life insurance tax reserves.

The Company included reasonable estimates for certain effects of the Act and recorded provisional amounts as of December 31, 2017. The Company recorded provisional amounts for tax reserves which resulted in an increase in both deferred tax assets and deferred tax liabilities of $28 million. There was no impact to unassigned surplus as a result of the Act.

As of December 31, 2018, the Company completed the evaluation of the impact to tax reserves and recorded additional $3 million to gross DTA and gross DTL. Changes to these amounts are recognized as a change in accounting estimate.

B-118

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2018
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$73	$1	$74
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	73	1	74
Deferred Tax Assets Nonadmitted	8	—	8

Subtotal Net Admitted Deferred Tax Asset	65	1	66
Deferred Tax Liabilities (DTLs)	50	1	51

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$15	$—	$15

	December 31, 2017
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$125	$—	$125
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	125	—	125
Deferred Tax Assets Nonadmitted	16	—	16

Subtotal Net Admitted Deferred Tax Asset	109	—	109
Deferred Tax Liabilities	67	1	68

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$42	$(1)	$41

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(52)	$1	$(51)
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	(52)	1	(51)
Deferred Tax Assets Nonadmitted	(8)	—	(8)

Subtotal Net Admitted Deferred Tax Asset	(44)	1	(43)
Deferred Tax Liabilities	(17)	—	(17)

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$(27)	$1	$(26)

As a result of the new tax law and rate, gross DTAs and DTLs were reduced by $84 million and $46 million in 2017, respectively.

A valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

B-119

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101 – Income Taxes, a replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 include a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2018 and 2017.

Description	December 31, 2018
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$1	$1
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	27	—	27
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	27	—	27
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	66
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	38	—	38

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$65	$1	$66

	December 31, 2017
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	41	—	41
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	67	—	67
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	41
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	68	—	68

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$109	$—	$109

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$1	$1
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	(14)	—	(14)
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	(40)	—	(40)
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	25
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	(30)	—	(30)

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$(44)	$1	$(43)

B-120

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description
(In millions)	2018	2017
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	706%	564%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$479	$308

Impact of Tax Planning Strategies

Description	December 31, 2018
(In millions), except percentages	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	$73	$1
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	1%
(3) Net Admitted Adjusted Gross DTAs	65	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	1%

	December 31, 2017
	Ordinary	Capital
(1) Adjusted Gross DTAs	$125	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	32%	0%
(3) Net Admitted Adjusted Gross DTAs	109	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	37%	0%

	Change
	Ordinary	Capital
(1) Adjusted Gross DTAs	$(52)	$1
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	-32%	1%
(3) Net Admitted Adjusted Gross DTAs	(44)	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	-37%	1%
Does the Company’s tax-planning strategies include the use of reinsurance? Yes No X

All DTL were recognized as of December 31, 2018 and 2017.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components:

Description	2018	2017
	(In millions)
Federal income tax benefit on operations	$(17)	$(9)
Prior year underaccrual (overaccrual)	(8)	(22)
Contingent tax	—	(11)
Foreign tax	(1)	(1)

Current federal operations income tax benefit	(26)	(43)
Current federal capital gains income tax expense	—	4

Total current federal income tax benefit	$(26)	$(39)

B-121

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2018 and 2017 were as follows:

Description	2018	2017	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$62	$72	$(10)
GMWB Hedge	3	38	(35)
Policy acquisition costs	8	9	(1)
Ceding commission—Group 401(k)	—	6	(6)

Gross ordinary DTAs—(admitted and nonadmitted)	$73	$125	$(52)

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	8	16	(8)

Admitted ordinary DTAs	$65	$109	$(44)
Capital:
Impaired securities	$1	$—	$1

Gross capital DTAs—(admitted and nonadmitted)	$1	$—	$1

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	—	—	—

Admitted capital DTAs	1	—	1

Total admitted DTAs	$66	$109	$(43)

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$1	$1	$—
Reserves Transition Adjustment (8 Year)	27	28	(1)
Section 481(a) adjustment	20	29	(9)
Ceding commission—Group 401(k)	—	6	(6)
Reserves 10 Year Spread	1	2	(1)
Other	1	1	—

Total Ordinary DTLs	$50	$67	$(17)

Capital:
Unrealized capital gains	1	1	—

Capital DTL	1	1	—

Total DTL	$51	$68	$(17)

Net admitted DTAs	$15	$41	$(26)

The change in net deferred Federal income taxes is comprised of the following:

	2018	2017	Change
Adjusted gross deferred tax assets	$74	$125	$(51)
Total deferred tax liabilities	51	68	(17)

Net deferred tax assets	$23	$57	(34)

Tax effect of unrealized capital gains			13

Change in net deferred federal income tax benefit			$(21)

B-122

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Changes in net deferred income tax, including changes attributable to changes in tax rates and changes in tax status, if any, shall be recognized as a separate component of gains and losses in unassigned funds (Surplus).

Contingent Tax Liabilities:

As of December 31, 2018, the Company had $0.3 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2018 and 2017, the Company recognized approximately ($3) million and $(11) million in interest and penalties, respectively. The Company has approximately $0.02 million and $0.2 million accrued for payment of interest and penalties as of December 31, 2018 and 2017, respectively.

The Company does not anticipate any significant changes to its tax contingencies within the next 12 months.

The Company files U.S. federal income tax returns along with various state and local income tax returns. The Company’s federal income tax returns are routinely examined by the Internal Revenue service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. In 2018, the IRS has completed its examinations for tax years 2011. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these examinations. Tax years 2012 through 2017 are subject to examination by the IRS. The Company believes that it has established adequate tax liabilities for uncertain tax positions for all open years.

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2018	Effective Tax Rate
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 21%	$27
Net realized capital losses @ 21%	(1)

Provision calculated at statutory rate	$26	21%
Ceding commission—Group 401(k)	(4)	-3%
Dividends received deduction	(7)	-6%
Reserve surplus adjustment	(14)	-11%
Return to provision	(4)	-3%
Other	(2)	-2%

Total	$(5)	-4%

Total current federal income tax benefit	$(26)	-21%
Change in net deferred federal income taxes benefit	21	17%

Total statutory income tax benefit	$(5)	-4%

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2018, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

B-123

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
	(In millions)
2018	$—	$—	$—
2017	—	4	4
2016	—	1	1

Total	$—	$5	$5

As of December 31, 2018, the Company does not have any deposits admitted pursuant to the Internal Revenue Code Section 6603.

NOTE 7—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts, Group 401(k), group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves ceded and corresponding assets held by the Company amounted to $510 million and $3,441 million at December 31, 2018 and 2017, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

On September 1, 2016, the Company completed the transfer of its Group 401(k) business to Ameritas. The transfer was structured as a reinsurance transaction and contains coinsurance and modified coinsurance features. In 2016, Ameritas indemnified the Company for $113 million of general account liabilities using coinsurance and $3 billion of separate account liabilities using modified coinsurance. The Company also transferred invested assets with a fair market value of $103 million and cash of $10 million to Ameritas to partially fund the initial coinsurance premium. Ameritas plans to pursue novations of the 401(k) contracts, which would relieve GIAC of any responsibility related to these contracts. The reinsurance transaction does not extinguish the Company’s primary contractual liability until the Group 401(k) in-force contracts are fully novated to Ameritas. Upon closing in 2016, the Company recognized an initial $32 million reinsurance gain, net of tax, which was included in surplus and will be amortized into earnings as the earnings on 401(k) contracts emerge in the future. As the in-force Group 401(k) contracts are novated to Ameritas, the unamortized deferred reinsurance gain in surplus is also recorded through earnings.

During 2018, GIAC completed novation of certain Group 401(k) contracts with Ameritas through Assumption Reinsurance, which included separate account liabilities of $2.5 billion and general account liabilities of $57 million. During 2018, deferred reinsurance gain of $19 million (net of tax) was amortized from surplus into earnings. Of the $19 million, $10 million was recognized as a result of the novation while $9 million was amortized as Group 401(k) contract earnings emerged. In 2017, deferred reinsurance gain of $10 million was amortized as Group 401(k) earnings emerged. These amounts were included in “Commissions and expense allowances on reinsurance ceded and other income” in the Statutory Basis Statements of Operations with an offset to “(Loss) gain in surplus as a result of reinsurance, net of tax” in the Statutory Basis Statements of Changes in Capital and Surplus. The unamortized deferred reinsurance gain in surplus was $0.4 million and $20 million at December 31, 2018 and 2017, respectively.

In order to effectuate the novation, as described above, GIAC recaptured the 401k contracts from Ameritas and concurrently novated those same contracts to Ameritas and another Ameritas subsidiary. The effect of the recapture and novation is included in the table below.

B-124

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The effect of these reinsurance cession agreements on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2018			2017
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
			(In millions)
Premiums and annuity considerations	$(29)	$1,473	$1,444	$(29)	$(275)	$(304)
Reserve adjustments on reinsurance ceded	(46)	(1,825)	(1,871)	38	(50)	(12)
Commissions and expense allowances on reinsurance ceded and other income	22	(50)	(28)	(55)	(337)	(392)

Total Revenues	(53)	(402)	(455)	(46)	(662)	(708)

Policyholder and contract benefits	(43)	(457)	(500)	(39)	(672)	(711)
Increase in aggregate reserves	(11)	54	43	(10)	24	14

Total expenses	(54)	(403)	(457)	(49)	(648)	(697)

Net gain (loss) on operations from reinsurance ceded	$1	$1	$2	$3	$(14)	$(11)

In 2018 and 2017, there were Modco transactions of $1,420 million and $284 million, respectively, which were non-cash transactions and were excluded from the Statutory Basis Statements of Cash Flows.

NOTE 8—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $84 million and $105 million in 2018 and 2017, respectively, which are in “General insurance expenses and Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $6 million and $8 million are unpaid and included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2018 and 2017, respectively.

Investments:

During 2016, the Company made initial seed money investments of $100 million to commence investment activities and general operations of the various mutual funds that are established within the Guardian Variable Products Trust (“VIP Trust”), of which $91 million was returned to the Company as of December 31, 2017 and the remainder was fully returned to the Company as of December 31, 2018. PAIA, a wholly-owned subsidiary of GIS, serves as the investment adviser to the Guardian VIP Trust funds.

The funds within the VIP Trust are offered through variable insurance products issued by the Company. At December 31, 2018, and 2017, approximately $1,921 million and $113 million or 21.28% or 0.83%, respectively, of the Company’s separate account assets under management were invested in affiliated mutual funds that are advised by PAIA.

Capital:

For the years ended December 31, 2018 and 2017, the Company received a total of $50 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows.

In 2017, the Company made a $6 million capital contribution to PAS. There was no capital contribution made to PAS in 2018.

B-125

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Revenue Sharing Agreement:

Effective July 1, 2018, the Company entered into a revenue sharing agreement with PAIA whereby PAIA allocates revenue to GIAC for the Guardian Variable Products Trust Funds that are offered through GIAC’s variable insurance products separate accounts. For the year ended December 31, 2018, such revenue amounted to $1.9 million, which is reflected in “Service fees” in the Statutory Basis Statements of Operations.

Line of Credit:

Effective May 1, 2017, the Company (Borrower) amended its revolving line of credit agreement with The Guardian (Lender) increasing it from $350 million to $750 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in quarterly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender notifies the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2018 and 2017, there were no drawings on the line of credit . During 2017, the Company used approximately $91 million return of seed money from VIP Trust and the $50 million capital contribution to paydown the line of credit balances. Interest expense and commitment fees of $0.8 million and $3.2 million in 2018 and 2017, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations, of which $0 thousand and $21 thousand are unpaid interest expense included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets as of December 31, 2018 and 2017, respectively.

Effective March 1, 2016, the Company (Lender) entered into a revolving Line of Credit agreement with HSF (Borrower) for $50 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.50% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.50% if a Eurodollar Rate Loan. In the event any drawing on the Line of Credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in monthly installments on the last day of each month or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender notifies the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. At the time of each loan under the line of credit, the Borrower and the Lender shall agree on the maturity date for the payment of the principal amount of such loan and the interest rate for such loan. As of December 31, 2018 and 2017, the amount of drawings on the line of credit amounted to $24 million and $23 million, respectively, are included in “Cash, cash equivalents and short-term investments” in the Statutory Basis Balance Sheets. Interest income and commitment fees of $961 thousand and $672 thousand in 2018 and 2017, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations.

Commission:

The Company has a selling agreement with its affiliate PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note 1). For the years ended December 31, 2018 and 2017, the Company paid commissions to PAS which amounted to $18 million and $28 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be

B-126

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2018, no intercompany receivable due to the Company is over 90 days past due.

NOTE 9—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2018 and 2017, the Company’s separate accounts statement included legally insulated assets of $9,027 million and $13,632 million, respectively, of which $4 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2018 and 2017. Fees and expenses due or accrued to the Company’s general account were $179 million and $237 million as of December 31, 2018 and 2017, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate accounts have paid risk charges of $262 million and $269 million for the years ended December 31, 2018 and 2017, respectively.

There was no payment made by the general account of the Company toward separate accounts guarantees for the years ended December 31, 2018 and 2017.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2018 and 2017 were as follows:

December 31, 2018	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$365	$365

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$8,806	$8,806
Market value/not subject to discretionary withdrawals	—	39	39

Total reserves for separate accounts	—	8,845	8,845

Charges for investment management administration and contract guarantees	—	59	59
Accrued expense allowances	—	120	120

Separate accounts liabilities	$—	$9,024	$9,024

B-127

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2017	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$571	$571

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$13,348	$13,348
Market value/not subject to discretionary withdrawals	—	44	44

Total reserves for separate accounts	—	13,392	13,392

Charges for investment management administration and contract guarantees	—	60	60
Accrued expense allowances	—	177	177

Separate accounts liabilities	$—	$13,629	$13,629

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2018	2017
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	365	571
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,723)	(1,875)

Net transfers from separate accounts	(1,358)	(1,304)

Reconciling Adjustments:
Mortality and expense guarantees—variable	151	161
Administrative fees—variable annuity	111	112
Cost of insurance	14	14

Total adjustments	276	287

Net transfers from separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$(1,082)	$(1,017)

B-128

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 10—ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2018 and 2017 were as follows:

December 31, 2018	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$1	$—	$—	$1	0%
At book value less current surrender charge of 5% or more	9	—	—	9	0%
At fair value	—	8,233	109	8,342	70%

Total with adjustment or at market value	10	8,233	109	8,352	70%
At book value without adjustment (minimal or no charge or adjustment)	774	—	—	774	7%
Not subjected to discretionary withdrawal	2,718	39	—	2,757	23%

Total gross	3,502	8,272	109	11,883	100%

Reinsurance ceded	3	—	—	3

Total net	$3,499	$8,272	$109	$11,880

December 31, 2017	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:	$71	$—	$—	$71	0%
With market value adjustment
At book value less current surrender charge of 5% or more	13	—	—	13	0%
At fair value	—	9,855	2,956	12,811	80%

Total with adjustment or at market value	84	9,855	2,956	12,895	80%
At book value without adjustment (minimal or no charge or adjustment)	863	—	—	863	5%
Not subjected to discretionary withdrawal	2,302	43	—	2,345	15%

Total gross	3,249	9,898	2,956	16,103	100%

Reinsurance ceded	117	—	—	117

Total net	$3,132	$9,898	$2,956	$15,986

NOTE 11—COMMITMENTS

The Company had commitments to fund mortgage loans or other investments in the normal course of business, which totaled $111 million and $87 million in 2018 and 2017, respectively.

NOTE 12—LITIGATION

The Company is engaged in various legal actions arising out of its insurance and investment operations. In the opinion of management, any losses together with the ultimate liability resulting from such actions would not have a material adverse effect on the financial position or cash flows of the Company.

B-129

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 13—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2018, the maximum amount of dividends the Company could pay The Guardian in 2019 without prior approval from the state insurance regulatory authorities was $128 million.

The following reconciles the statutory net income of the Company as reported to the regulatory authorities to consolidated GAAP net income (loss):

	2018	2017
	(In millions)
Statutory net income	$148	$26
Adjustments to reconcile to GAAP:
Net gain of subsidiaries	3	1
Change in deferred policy acquisition costs	6	(21)
Future policy benefits	100	(158)
Reinsurance	8	1
Federal income tax (expense) benefit	(62)	40
Unrealized gain on investments	—	(25)
Transfer to interest maintenance reserve	(3)	(3)
Amortization of interest maintenance reserve	1	—

Consolidated GAAP net income (loss)	$201	$(139)

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2018	2017
	(In millions)
Statutory capital and surplus	$455	$310
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	581	591
Elimination of asset valuation reserve	39	38
Future policy benefits	(226)	(276)
Establishment of additional deferred federal income taxes	(9)	(12)
Unrealized (loss) gains on investments	(69)	130
Separate account accrued expense allowances	(120)	(177)
Other liabilities	(78)	(101)
Deferred gain in surplus as a result of reinsuance, net of tax	—	(30)
Other, net	1	1

Consolidated GAAP stockholder’s equity	$574	$474

NOTE 14—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to February 27, 2019, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2018.

B-130

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2018

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2018	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$1,425,772
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	113,777,528
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	16,895,799
Real estate	—
Contract loans	5,396,877
Cash, cash equivalents and short-term investments	4,099,069
Derivative instruments	—
Other invested assets	1,794,952
Aggregate write-ins for investment income	22,889

Total gross investment income	$143,412,886

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	516,259,654

Total mortgage loans	$516,259,654

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	107,374,899	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value		Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	—

B-131

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2018

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2018	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$531,302,974
Over 1 year through 5 years	1,107,472,473
Over 5 years through 10 years	497,087,081
Over 10 years through 20 years	216,797,150
Over 20 years	1,162,811,399

Total by Maturity	$3,515,471,077

Bonds by Class—Statement Value
Class 1	$2,110,678,925
Class 2	1,304,194,376
Class 3	85,000,527
Class 4	12,435,449
Class 5	3,161,800
Class 6	—

Total by Class	$3,515,471,077

Total Bonds Publicly Traded	1,859,464,086
Total Bonds Privately Placed	528,091,977
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	—	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	9,994,538	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	—	Schedule DB, Part B, Sec. 1
Cash on Deposit	(9,331,655)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	558,550
Credit Life	—
Group Life	18,300
Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	19,528	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	707,054
Credit Life	—
Group Life	173,615

B-132

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2018

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2018	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	146,438,080
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	8,907,636,834

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	48,741,444

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	152,951,670
Dividend Accumulations—Account Balance	—

B-133

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2018

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement. $4,280,021,565.

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Gilead Sciences Inc	Bonds	$25,611,315	0.6%
b.	Amgen Inc	Bonds	$25,080,263	0.6%
c.	Park Avenue Securities LLC	Other Invested Asset	$24,574,179	0.6%
d.	Comcast Corp.	Bonds	$23,766,481	0.6%
e.	Enterprise Products Oper	Bonds	$23,350,295	0.5%
f.	PNC Bank NA	Bonds	$23,195,370	0.5%
g.	United Healthcare	Bonds	$22,902,891	0.5%
h.	BAFC 2004-2	Bonds	$22,667,676	0.5%
i.	Union Pacific Corp	Bonds	$22,310,488	0.5%
j.	Target Corp	Bonds	$21,499,099	0.5%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$2,110,678,925	49.3%	P/RP-1	$—	0.0%
NAIC-2	$1,304,194,376	30.5%	P/RP-2	$—	0.0%
NAIC-3	$85,000,527	2.0%	P/RP-3	$—	0.0%
NAIC-4	$12,435,449	0.3%	P/RP-4	$—	0.0%
NAIC-5	$3,161,800	0.1%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$395,267,324	9.2%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$368,191,917	8.6%
Countries rated NAIC-2	$24,075,407	0.6%
Countries rated NAIC-3 or below	$3,000,000	0.1%

B-134

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2018

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$124,375,237	2.9%
Country: Netherlands	$63,056,646	1.5%
Countries rated NAIC-2:
Country: Mexico	$24,075,407	0.6%
Country:
Countries rated NAIC-3 or below
Country: Turks & CAICOS	$3,000,000	0.1%
Country: Turkey	$—	0.0%

	Amount	Percentage
7. Aggregate unhedged foreign currency exposure:	$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Astrazeneca	2FE	$20,420,553	0.5%
2.	Shell International Fin	1FE	$20,362,290	0.5%
3.	Vodafone Grp	2FE	$20,060,239	0.5%
4.	Siemens Financieringsmat	1FE	$12,692,777	0.3%
5.	BP Capital Markets PLC	1FE	$12,447,348	0.3%
6.	Johnson Controls	2FE	$10,764,591	0.3%
7.	Rabobank Nederland NY	1FE	$10,469,491	0.2%
8.	Actavis Funding SCS	2FE	$10,030,715	0.2%
9.	Mitsubishi UFJ Fin Grp	1FE	$10,007,474	0.2%
10.	Deutsche Bank AG	2FE	$10,002,399	0.2%

B-135

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2018

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?     Yes  {X}    No   {   }

	Amount	Percentage
Total admitted assets held in Canadian investments	$—	—
Canadian-currency-denominated investments	$—	—
Canadian-denmoinated insurance liabilities	$—	—
Unhedged Canadian currency exposure	$—	—

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.      Yes  {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?     Yes  {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?      Yes  {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$24,200,000	0.6%
b.	Commercial	$24,175,000	0.6%
c.	Commercial	$20,996,780	0.5%
d.	Commercial	$18,500,000	0.4%
e.	Commercial	$15,192,296	0.4%
f.	Commercial	$15,000,000	0.4%
g.	Commercial	$15,000,000	0.4%
h.	Commercial	$15,000,000	0.4%
i.	Commercial	$14,219,009	0.3%
j.	Commercial	$14,000,000	0.3%

B-136

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2018

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71 to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$516,259,656	12.1%	$—	0.0%

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-137

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2018

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$76,764,350	1.8%	$62,778,000	$58,805,200	$52,596,350
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-138

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2018

Section 3.   Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Treasury Securities	$89,135,542	2.12%	$89,135,542	2.12%
U.S. Government agency obligations (excluding mortgage-backed securities):
Issued by U.S. Government agencies	—	0.00%	—	0.00%
Issued by U.S. Government sponsored agencies	—	0.00%	—	0.00%
Non-U.S. Government (including Canada, excluding mortgage-backed securities):	—	0.00%	—	0.00%
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
States, territories and possessions general obligations	610,895	0.02%	610,895	0.02%
Political subdivisions of states, territories and possessions and political subdivisions general obligations	—	0.00%	—	0.00%
Revenue and assessment obligations	5,715,571	0.14%	5,715,571	0.14%
Industrial development and similar obligations	—	0.00%	—	0.00%
Mortgage-backed securities (includes residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	8,568	0.00%	8,568	0.00%
Issued or guaranteed by FNMA and FHLMC	53,364	0.00%	53,364	0.00%
All other	—	0.00%	—	0.00%
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	—	0.00%	—	0.00%
Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies as mentioned above	—	0.00%	—	0.00%
All other	194,661,060	4.62%	194,661,060	4.62%
Other debt and other fixed income securities (excluding short term):
Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	2,488,911,256	59.11%	2,488,911,256	59.11%
Unaffiliated non-U.S. securities (including Canada)	446,823,655	10.61%	446,823,655	10.61%
Affiliated securities	—	0.00%	—	0.00%

B-139

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2018

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Equity interests:
Investments in mutual funds	—	0.00%	—	0.00%
Preferred stocks:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity securities:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity interests including tangible personal property under lease:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Mortgage loans:
Construction and land development	—	0.00%	—	0.00%
Agricultural	—	0.00%	—	0.00%
Single family residential properties	—	0.00%	—	0.00%
Multifamily residential properties	—	0.00%	—	0.00%
Commercial loans	516,259,658	12.26%	516,259,658	12.26%
Mezzanine real estate loans	—	0.00%	—	0.00%
Real estate investments:
Property occupied by the Company	—	0.00%	—	0.00%
Property held for the production of income	—	0.00%	—	0.00%
Property held for sale	—	0.00%	—	0.00%
Contract loans	79,623,619	1.89%	79,623,619	1.89%
Derivatives	—	0.00%	—	0.00%
Receivables for securities	48,568	0.00%	48,568	0.00%
Securities lending	—	0.00%	—	0.00%
Cash, cash equivalents and short term investments	280,219,512	6.66%	280,219,512	6.66%
Other Invested Assets	108,317,812	2.57%	108,317,812	2.57%

Total Invested Assets	$4,210,389,080	100.00%	$4,210,389,080	100.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-140

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

We have audited the accompanying statutory financial statements of The Guardian Insurance & Annuity Company, Inc., which comprise the statutory basis of balance sheets as of December 31, 2018 and 2017, and the related statutory statements of operations, changes in capital and surplus, and cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

B-141

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Schedule 1—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule (collectively, the “supplemental schedules”) of the Company as of December 31, 2018 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

February 27, 2019

B-142

The Guardian Separate Account R

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements have been incorporated by reference or are included in Part B:

(1)	The Guardian Separate Account R:

Statement of Assets and Liabilities as of December 31, 2018

Statement of Operations for the Year Ended December 31, 2018

Statements of Changes in Net Assets for the Years Ended December 31, 2018 and 2017

Notes to Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2)	The Guardian Insurance & Annuity Company, Inc.:

Statutory Basis Balance Sheets as of December 31, 2018 and 2017

Statutory Basis Statements of Operations for the Years Ended December 31, 2018 and 2017

Statutory Basis Statements of Changes in Surplus for the Years Ended December 31, 2018 and 2017

Statutory Basis Statements of Cash Flows for the Years Ended December 31, 2018 and 2017

Notes to Statutory Basis Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(b)	Exhibits

Number	Description
1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account R(1)

2	Not Applicable

3	Underwriting and Distribution Contracts:

(a) Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Park Avenue Securities LLC(3)

(b) Form of GIAC Selling Agreement(3)

4	Specimen of Variable Annuity Contract(2)

5	Form of Application for Variable Annuity Contract(2)

6	(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. dated March 2, 1970, as amended August 29, 1986 and December 21, 1999(1)

(b) By-laws of The Guardian Insurance & Annuity Company, Inc.(1)

7	Reinsurance Contracts(2)

8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.(1)

9	Opinion and consent of Counsel(2)

10	Consent of PricewaterhouseCoopers LLP(5)

11	Not Applicable

12	Not Applicable

13	(a) Power of Attorney executed by Michael Slipowitz(4)

(b) Power of Attorney executed by Gordon Dinsmore(4)

(c) Power of Attorney executed by Michael N. Ferik(4)

(1)	Incorporated by reference to the Registration Statement filed on Form N-4 filed by the Registrant on October 3, 2008 (Registration No. 333-153840)
(2)	Incorporated by reference to the Amendment to the Registration Statement filed on Form N-4 filed by the Registrant on December 16, 2008 (Registration No. 333-153840).
(3)	Incorporated by reference to the Amendment to the Registration Statement filed on Form N-4 filed by the Registrant on April 27, 2015 (Registration No. 333-153840).
(4)	Incorporated by reference to the Amendment to the Registration Statement filed on Form N-4 filed by the Registrant on April 26, 2018 (Registration No. 333-153840).
(5)	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004. List is effective as of April 18, 2019.

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

2019 DIRECTOR & OFFICER ROSTER

DIRECTORS:

Gordon Dinsmore
Michael Ferik
Michael Slipowitz

OFFICE/TITLE:	OFFICER:
President	Gordon Dinsmore
Executive Vice President & Chief Investment Officer	Thomas G. Sorell
Senior Managing Director, Investments; Asset Allocation and Fixed Income Portfolio Management	Douglas Dupont
Senior Vice President, Chief Financial Officer	Roberto C. Ecker
Senior Managing Director, Private Placements	Brian E. Keating
Senior Vice President, Chief Actuary – Individual Life	Charles Marino
Senior Managing Director and Investment Chief Risk Officer	Douglas Niemann
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Senior Managing Director, Head of Real Estate Investments	Robert T. O'Rourke
Senior Vice President, Counsel and Assistant Corporate Secretary	Richard T. Potter, Jr.
Senior Vice President, Chief Tax Officer	Kim Sellers
Senior Vice President, Corporate Chief Actuary	Michael Slipowitz
Managing Director	John Blaney
Managing Director	Kevin Booth
Managing Director, Private Placements	Edward J. Brennan
Managing Director	Robert J. Crimmins, Jr.
Managing Director, Private Placements	Gwendolyn Foster
Managing Director, ALM, Investments Analytics, Risk and Reporting	Ed Freeman
Managing Director	John Gargana
Managing Director	Douglas Gaylor
Managing Director	John Paul Gillin
Managing Director & Derivatives Risk Officer	Atanas H. Goranov
Managing Director, Head of Private Equity	Maurice Gordon
Managing Director	Paul Jablansky
Managing Director	Stewart M. Johnson
Managing Director, Private Placements	John Kunkle
Managing Director, Investment Actuary	Chi M. Kwok
Managing Director, Real Estate Portfolio Manager	Robert LoCascio
Managing Director, Head of Commercial Mortgages Investments	Daniel Maples
Managing Director, Private Placements	Trinh Nguyen
Managing Director	David Padulo
Managing Director, Private Placements	Timothy Powell
Managing Director	Robert A. Reale
Managing Director, Private Placements	Barry J. Scheinholtz
Senior Director, Private Placements	Amy Carroll
Senior Director, Real Estate Portfolio Manager	Mark A. DePrima

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

2019 DIRECTOR & OFFICER ROSTER

OFFICE/TITLE:	OFFICER:
Vice President, Chief Compliance Officer & Rule 38a-1 Chief Compliance Officer	Jeff Butscher
Vice President, Retirement Product Fund Management	Stuart Carlisle
Vice President, Client Engagement	Kimberly Delaney Geissel
Vice President and Actuary, Individual Life	Jess Geller
Vice President, Business Development, Group	Michael Kryza
Vice President, Treasurer	Walter R. Skinner
Vice President & Director of Finance	John H. Walter
Second Vice President, Controller Individual Life	Thomas L. Cahill
Second Vice President, Product Management, Individual Annuity, Retirement Solutions	Nahulan Ethirveerasingam
Second Vice President, Retirement Services	Travis Ovitt
Senior Director, Investment Operations	James Geocos
Senior Director, Real Estate	Gary A. Gorecki
Senior Director, Derivatives Risk Analytics, Investments	Kampoleak Pal
Senior Director	Mordechai Shapiro
Senior Director	Demetrios Tsaparas
Senior Director, Private Equity Investments	Cheng Wang
Assistant Vice President, Individual Markets Financial Reporting	Shawn P. McGrath
Assistant Vice President, Annuity Operations and Customer Service	Christian Mele
Associate Actuary	Mariana Slepovitch
Corporate Secretary	Sonya L. Crosswell
Director, Variable Product Issue	Brenda L. Ahner
Director, Private Placements	Adam Gossett
Director, GIAC Compliance and Licensing	Tricia Mohr
Director, Policy Forms	John J. Monahan
Director, Fixed Income Trading	Martin Vernon

Effective as of April 18, 2019

Item 26.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of February 26, 2019. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

THE GUARDIAN LIFE INSURANCE COMPANY OF AMERICA HOLDING COMPANY ORGANIZATIONAL CHART (1)

As of 12/31/2018
(updated 02/26/19)

The Guardian Life Insurance Company of America (5) (New York Mutual Insurer)
Guardian Acquisition I, LLC (Delaware LLC) (100% owned) ↳ 06/15/2017
Guardian Distributors, LLC (Delaware LLC) (100% owned) ↳ 10/14/2011
Berkshire Life Insurance Company of America (5) (Massachusetts Corp.) (100% owned) ↳ 12/22/2000
First Commonwealth, Inc. (4) (Delaware Corp.) (100% owned) ↳ 8/6/1999
Managed Dental Care (California Corp.) (100% owned) ↳ 4/25/1996
Innovative Underwriters, Inc. (New Jersey Corp.) (100% owned) ↳ 7/26/1999
Managed DentalGuard, Inc. (New Jersey) (100% owned) ↳ 4/5/2001
Managed DentalGuard, Inc. (Texas Corp.) (100% owned) ↳ 1/15/1997
Victory High Yield Fund (6) (Delaware Statutory Trust) (44.30% owned) (2) ↳ 10/9/2006
Victory Strategic Income Fund (6) (Delaware Statutory Trust) (68.51% owned) (2) ↳ 11/23/2009
DTC GLIC, LLC (New York LLC) (100% owned) ↳ 03/19/2018
Park Avenue Life Insurance Company (Delaware Corp.) (100% owned) ↳ 3/18/1996
Family Service Life Insurance Company (Texas Corp.) (100% owned) ↳ 6/1/1998
Sentinel American Life Insurance Company (Texas Corp.) (100% owned) ↳ 6/1/1998
The Guardian Insurance & Annuity Company, Inc. (Delaware Corp.) (100% owned) ↳ 6/8/1970
Park Avenue Securities LLC (Delaware LLC) (100% owned) ↳ 9/22/1998
Hanover Square Funding, LLC (Delaware LLC) (100% owned) ↳ 4/16/2014
Guardian Investor Services LLC (3) (Delaware LLC) (100% owned) ↳ 12/19/2001
GIS DSO Holdings, LLC (8) (Delaware LLC) (100% owned) ↳08/02/16
GIS Strategic Ventures, LLC (Delaware LLC) (100% owned) ↳ 6/4/2015
Reed Acquisitions LLC (8) (Delaware LLC) (100% owned) ↳ 12/11/15
Park Avenue Institutional Advisers LLC (Delaware LLC) (100% owned) ↳ 2/5/2015
GIS Canada Holdings Corp. (8) (Delaware Corporation) (100% owned) ↳12/11/15
Hanover Square Real Estate Management LLC (7) (Delaware LLC) (100% owned) ↳ 8/20//2015
Park Avenue Credit Opportunities LLC (Delaware LLC) (100% owned) ↳11/23/16
Hanover Square Real Estate Management 2 LLC (8) (Delaware LLC) (100% owned) ↳ 02/02/2018
GIS Credit Opportunities LLC (8) (Delaware LLC) (100% owned) ↳ 10/01/2015

(1) This chart shows all entities in which The Guardian Life Insurance Company of America's ownership interest as of December 31, 2018 is 10% or greater.
(2) Calculated as of December 31, 2018.
(3) This entity is a successor to Guardian Investor Services Corporation ↳ 1970. See page 7 for a chart of the subsidiaries of this entity.
(4) See page 2 for a chart of the subsidiaries of this entity.
(5) See page 3 for a chart of the subsidiaries of this entity which holds primarily real estate assets.
(6) This entity is a series fund of Victory Portfolios, a registered investment company organized as a Delaware statutory trust.
(7) See page 4 for a chart of the subsidiaries of this entity.
(8) See page 7 for a chart of the subsidiaries of this entity.

↳ The date GLICOA either directly or indirectly acquired control.

Page 2

First Commonwealth, Inc. (Delaware Corp.) (100% owned) 8/6/1999
First Commonwealth of Illinois, Inc. (Illinois Corp.) (100% owned) 08/06/1999
First Commonwealth Limited Health Services Corporation (Illinois Corp.) (100% owned) 08/06/1999
First Commonwealth of Missouri, Inc. (Missouri Corp.) (100% owned) 08/06/1999
First Commonwealth Limited Health Service Corporation of Michigan (Michigan Corp.) (100% owned) 08/06/1999
First Commonwealth Insurance Company (Illinois Corp.) (100% owned) 08/06/1999
Managed DentalGuard, Inc. (Ohio Corp.) (100% owned) 08/09/2010
Guardian India Operations Private Limited (India Corp) (99.999% owned) 08/01/2014
Premier Group, Inc. (California Corp.) (100% owned) 08/01/2014
Premier Access Insurance Company (California Corp.) (100% owned) 08/01/2014
Premier Access Administrators (California Corp.) (100% owned) 08/01/2014
Blue Hills Dental Plan of Arizona, Inc. (Arizona Corp) (100% owned) 08/01/2014
Access Dental Plan of Nevada, Inc. (Nevada Corp.) (100% owned) 08/01/2014
Access Dental Plan (California Corp.) (100% owned) 08/01/2014
Access Dental Plan of Utah, Inc. (Utah Corp) (100% owned) 08/01/2014
Avēsis Incorporated (Delaware Corp.) (100% owned) 01/29/2016
Avēsis Insurance Incorporated (Arizona Corp.) (100% owned) 01/29/2016
Avēsis Third Party Administrators, Inc. (Arizona Corp.) (100% owned) 01/29/2016
Avēsis of New York, Inc. (New York Corp.) (100% owned) 01/29/2016
Avēsis of Washington, D.C., Inc. (Washington, D.C. Corp.) (100% owned) 01/29/2016

The date GLICOA either directly or indirectly acquired control.

Page 3[1]

- **The Guardian Life Insurance Company of America** (New York Mutual Life Insurer) 04/10/1860
  - Guardian Shores, LLC (Delaware LLC) (100% owned) ↳ 07/12/2010
    - Shores, LLC (Delaware LLC) (50% owned) ↳06/02/2010
  - Hanover Goodyear LLC* (Delaware LLC) 100% owned ↳ 02/25/2010
  - Guardian Park Place LLC (Delaware LLC) (100% owned) ↳ 07/12/2011
  - Hanover Acquisition LLC (Delaware LLC) (100% owned) ↳ 07/20/2004
  - Guardian Ledges, LLC (Delaware LLC) 100% owned ↳11/04/2008
  - Guardian Quincy, LLC (Delaware LLC) (100% owned) ↳12/02/2008
  - Hanover Acquisition 5 LLC (Delaware LLC) (100% owned) ↳10/16/2012
  - Guardian Piazza D'Oro (Delaware LLC) 100% owned ↳ 09/12/2013
  - Airside Business Park LP (Pennsylvania LP) 25% GLIC owned ↳10/28/1998
  - Guardian Juanita Village, LLC (Delaware LLC) (100% owned) ↳10/16/2012
  - Hanover Acquisition 3 LLC (Delaware LLC) (100% owned) ↳ 01/20/2012
  - Hanover Acquisition IV LLC (Delaware LLC) (100% owned) ↳ 05/22/2012
  - Hanover Acquisition II LLC (Delaware LLC) (100% owned) ↳ 12/22/2009
  - Guardian Chelsea Place LLC (Delaware LLC) (100% owned) ↳ 07/27/2018
    - Chelsea Place Apartments LLC (Delaware LLC) (90% owned) ↳ 07/25/2018
  - 360 S. Acacia Partnership (New York GP) (53% owned) ↳11/23/1988
  - Guardian Lumiere LLC (Delaware LLC) (100% owned) ↳03/18/2016
  - Guardian Tryon Village LLC (Delaware LLC) (100% owned) ↳07/23/2011
  - B.A. Ventures, LLC (New York LLC) (50% owned) ↳07/02/1997
  - G-M Joint Venture (Tennessee GP) (90% owned) ↳09/27/1989
  - Guardian/Abbey, LLC (Delaware LLC) (72% owned) ↳07/23/2007
    - 400 Columbus Avenue LLC (New York LLC) (100% owned) ↳03/01/1995
  - Hanover South Barrington LLC (Delaware LLC) (100% owned) ↳03/24/2017
  - Seasons Lynnwood, LLC (Delaware LLC) (100% owned) ↳ 10/31/2014
  - Hanover Acquisition VI, LLC (Delaware LLC) (100% owned) ↳05/14/2003
  - Guardian Exchange LLC (Delaware LLC) (100% owned) ↳05/05/2016
  - Berkshire Life Insurance Company of America (Massachusetts Corp.) (100% owned)
    - Berkshire Acquisition LLC (Delaware LLC) (100% owned) ↳ 09/20/2010
    - Berkshire Acquisition II, LLC (Delaware LLC) (100% owned)
  - Hanover Hoffman Estates LLC (Delaware LLC) (100% owned) ↳ 01/06/2015
  - Guardian Mercury, LLC (Delaware LLC) (100% owned) ↳05/12/2009
    - The Mercury Homes, LLC (Delaware LLC) (27% owned) ↳04/01/2009

---

(1) This chart shows subsidiaries holding primarily real estate assets

↳ The date GLICOA either directly or indirectly acquired control

* Asset sold; entity to be cancelled.

Page 4

Hanover Square Real Estate Management LLC
(Delaware LLC)
(100% owned)
↳ 8/202015
901 Hawthorne/250 Spring Lake, LLC
(Delaware LLC)
(60% owned)
↳07/27/2006
Guardian Park Potomac LLC
(Delaware LLC)
(100% owned)
↳10/3/2013
GFP Residential Holdings, LLC
(Delaware LLC)
(50% indirectly owned by Guardian through Guardian Park Potomac LLC)
↳ 7/17/2013
Hanover Square TAP LLC (1)
(Delaware LLC)
(100% owned)
↳ 10/28/15
Hanover Square LCP LLC (2)
(Delaware LLC)
(100% owned)
↳ 10/28/15
Willowbrook Center Joint Venture (IL GP)
(90% GLIC owned)
↳02/21/1991
Guardian Parkside Commons LLC
(Delaware LLC)
(100% owned)
↳ 2/18/2004
Parkside Commons Apartments LLC
(Delaware LLC)
(90% indirectly owned by Guardian through Guardian Parkside Commons LLC)
↳ 4/12/2007

(1) See pages 5, 6, 9, 10 and 11 for charts of the subsidiaries of this entity.

(2) See page 8 for a chart of the subsidiaries of this entity.

↳ The date GLICOA either directly or indirectly acquired control.

Page 5

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
Guardian Deasil Holdings, LLC
(Delaware LLC)
(100% owned)
↳12/18/2014
TruAmerica Properties II LLC
(Delaware LLC)
(40% owned)
↳5/8/2014
Deasil Manager LLC
(Delaware LLC)
(39.61% indirectly owned by Guardian through TruAmerica Properties II LLC)
↳11/25/2014
Deasil Lender LLC
(Delaware LLC)
(39.61% indirectly owned by Guardian through TruAmerica Properties II LLC)
↳12/19/2014
Deasil Land Partners LLC
(Delaware LLC)
15.35% indirectly owned by Guardian
(11.39% through Guardian Deasil Holdings LLC and 3.9612% through Deasil Manager LLC)
↳11/25/2014
Mediterranean Operator LLC *
(Delaware LLC)
(39.61% indirectly owned by Guardian through Deasil Manager LLC)
↳11/24/2014
Bayridge Fee Owner LLC*
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Canyon Crest Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Canyon Ridge Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Colonnade Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Colony Fee Owner LLC *
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Forest Park Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Harborview Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Hidden Hills Fee Owner LLC*
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Mediterranean Fee Owner LP *
(Delaware LLP)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/26/2014
Mountain Summit Fee Owner LLC*
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Reche Ridge Fee Owner LLC *
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Towne Center Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Tuscan Village Fee Owner LLC *
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Waterstone Magnolia Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014

* Asset sold; entity to be cancelled.

↳ The date GLICOA either directly or indirectly acquired control.

Page 6

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
Guardian Lowry LLC
(Delaware LLC)
(100% owned)
↳ 5/28/2014
TruAmerica Properties II LLC ("TAP II")
(Delaware LLC)
(40% owned)
↳5/8/2014
Monaco Parkway Manager LLC (Delaware LLC)
37% indirectly owned by Guardian through TAP II
(92 % owned by TAP II)
↳5/7/2014
Monaco Parkway Land Partners LLC
(Delaware LLC)
(25% owned by Guardian Lowry LLC; 10% owned by Monaco Parkway Manager LLC)
↳5/7/2014
Monaco Parkway Fee Owner LLC
(Delaware LLC)
25% indirectly owned by Guardian through Guardian Lowry LLC
plus 3.7% indirectly owned by Guardian through TAP II
(100% owned by Monaco Parkway Land Partners LLC)
↳5/7/2014

↳ The date GLICOA either directly or indirectly acquired control.

Page 7

Guardian Investor Services LLC (Delaware LLC) (100% owned) ⇘ 12/19/2001
GIS Credit Opportunities LLC (Delaware LLC) (100% owned) ⇘10/01/2015
GIS Strategic Ventures, LLC (Delaware LLC) (100% owned) ⇘ 06/4/2015
Reed Acquisitions LLC (Delaware LLC) (100% owned) ⇘ 12/11/2015
GIS Canada Holdings Corp. (Delaware Corporation) (100% owned) ⇘ 12/11/2015
Park Avenue Credit Opportunities LLC (Delaware LLC) (100% owned) ⇘11/23/2016
Park Avenue Institutional Advisers LLC (Delaware LLC) (100% owned) ⇘ 02/5/2015
Hanover Square Real Estate Management LLC (1) (Delaware LLC) (100% owned) ⇘ 08/20/2015
Park Avenue Institutional Advisers CLO Ltd 2016-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) ⇘11/10/2015
Park Avenue Institutional Advisers CLO Ltd 2017-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) ⇘10/28/2016
Reed Group, Ltd. (Colorado Corp.) (100% owned) ⇘ 12/31/2012
Reed Group Management LLC (Connecticut LLC) (100% owned) ⇘ 12/31/2015
Reed Group Canada Services ULC (Canadian Unlimited Liability Company) (100% owned) ⇘ 12/16/2015
GIS DSO Holdings, LLC (Delaware LLC) (100% owned) ⇘08/02/2016
Reed Group Claim Services LLC (New York LLC) (100% owned) ⇘ 12/31/2015
Hanover Square Real Estate Management 2 LLC (Delaware LLC) (100% owned) ⇘ 02/02/2018
Access Professional Dental Care, LLC (Delaware LLC) (100% owned) ⇘ 7/17/2014
Park Avenue Institutional Advisers CLO Ltd 2018-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (86.75% owned) ⇘01/24/2018
Park Avenue Institutional Advisers CLO Ltd 2019-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) ⇘11/07/2018
Park Avenue Institutional Advisers CLO Ltd 2019-2 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) ⇘11/07/2018
Hanover Square TAP 2 LLC (Delaware LLC) (100% owned) ⇘ 02/02/2018
TruAmerica Properties III LLC (Delaware LLC) (90% owned) ⇘ 01/08/2018

(1) See page 4 for a chart of the subsidiaries of this entity.

⇘ The date GLICOA either directly or indirectly acquired control.

Page 8

- Hanover Square LCP LLC (Delaware LLC) (100% owned) ↳ 10/28/2015
  - Guardian LCP Commercial I LLC (Delaware LLC) (100% owned) ↳ 04/11/2012
    - LEI LCP-GL Commercial, LLC (Delaware LLC) (75% owned) ↳ 04/12/2012
  - Guardian CapCo, LLC (Delaware LLC) (100% owned) ↳ 06/16/2010
    - Lowe Capital Partners, LLC (Delaware LLC) (80% owned) ↳ 06/28/2010
  - Guardian LEIM, LLC (Delaware LLC.) (100% owned) ↳ 06/16/2010
    - Broadshore Capital Partners, LLC (1) (Delaware LLC) (~85% owned) ↳ 08/19/2010
  - Guardian LCP Hospitality I LLC (Delaware LLC) (100% owned) ↳ 06/01/2011
    - LEI LCP-GL, LLC (Delaware LLC) (75% owned) ↳ 04/25/2011
  - Guardian LCP Hospitality Finance LLC (Delaware LLC) (100% owned) ↳ 03/29/2012
    - LEI LCP-GL II, LLC (Delaware LLC) (73% owned) ↳ 03/21/2011
  - Guardian LCP2A, LLC (Delaware LLC) (100% owned) ↳ 09/26/2014
    - Lowe Capital Partners 2A, LLC (Delaware LLC) (93.33% owned) ↳ 10/17/2014
      - LCP2A-FA Silk Investor, LLC (Delaware LLC) (93.33% owned) ↳ 12/30/2014
        - FA-LEI Silk Venture, LLC (Delaware LLC) (13.99% owned) ↳ 12/30/2014
          - FA-LEI Silk Factory Associates, LLC (Delaware LLC) (13.99% owned) ↳ 09/29/2014
  - Guardian LEI Co-Investment, LLC (Delaware LLC) (100% owned) ↳ 09/20/2016
    - LEI Co-Investment, LLC (Delaware LLC) (80% owned) ↳ 09/15/2016
  - Guardian LCP2B, LLC (Delaware LLC) (100% owned) ↳ 12/16/2014
    - Lowe Capital Partners 2B, LLC (Delaware LLC) (50% owned) ↳ 12/24/2014
  - Guardian LEI Co-Investment 2, LLC (Delaware LLC) (100% owned) ↳ 11/03/2017
    - LEI Co-Investment 2 LLC (Delaware LLC) (100% owned) ↳ 12/14/2017

---

(1) Entity formerly known as Lowe Enterprises Investment Management, LLC (Feb 2019 name changed); actual ownership percentage varies based on employee equity ownership but will not be less than 80%.

↳ The date GLICOA either directly or indirectly acquired control.

Page 9

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
Guardian SLC Redwood Holdings II LLC
(Delaware LLC)
(100% owned)
↳ 10/8/2015
Guardian SLC Redwood Holdings LLC
(Delaware LLC)
(100% owned)
↳ 09/17/2015
TruAmerica Properties LLC
(Delaware LLC)
(80% owned)
↳4/2/2013
Redwood Land Partners LLC
(Delaware LLC)
(10% owned by Redwood TA Manager LLC)
(90% owned by Guardian SLC Redwood Holdings LLC)
↳ 08/26/2015
Redwood TA Manager LLC
(Delaware LLC)
(90% owned)
↳ 08/26/2015
SLC Somerset Fee Owner LLC
(Delaware LLC)
(100% owned)
↳ 08/26/2015
Redwood Land Partners II LLC
(Delaware LLC)
(10% owned by Redwood TA II Manager LLC)
(90% owned by Guardian SLC Redwood Holdings II LLC)
↳ 10/7/2015
Redwood TA II Manager LLC
(Delaware LLC)
(90% owned)
↳ 10/7/2015
SLC Southwillow Fee Owner LLC
(Delaware LLC)
(100% owned)
↳ 8/26/2015

↳ The date GLICOA either directly or indirectly acquired control.

Page 10

- **Hanover Square TAP LLC** (Delaware LLC) 10/28/2015
  - TruAmerica Multifamily LLC (Delaware LLC) (80% GLIC owned) ↳ 04/02/2013
  - Guardian Mercury-Gemini Holdings LLC (Delaware LLC) (100% owned) ↳ 08/06/2015
    - Mercury Land Partners LLC (Delaware LLC) 15.3498% indirectly owned by Guardian (11.39% through Guardian Mercury-Gemini Holdings LLC and 3.9598% through Mercury TA Manager LLC) ↳ 07/10/2015
      - Mercury Village Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
      - Mercury Hanover Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
      - Mercury Township Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
      - Mercury Park Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
      - Mercury Commons Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
      - Mercury Constellation Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
      - Mercury Windsor Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
      - Gemini Alderwood Park Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
      - Gemini Ridgetop Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
      - Gemini Ridgegate Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
      - Gemini Wellington Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
      - Gemini Bridge Creek Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
      - Gemini Boulder Creek Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
      - Gemini Settlers Point Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
  - TruAmerica Properties II LLC (Delaware LLC) (40% owned) ↳ 05/8/2014
    - Mercury TA Manager LLC, a Delaware LLC (Delaware LLC) (39.598% indirectly owned by Guardian through TruAmerica Properties II LLC) ↳ 07/10/2015
    - Mercury Lender LLC (Delaware LLC) (39.598% indirectly owned by Guardian through TruAmerica Properties II LLC) ↳ 07/10/2015

↳ The date GLICOA either directly or indirectly acquired control.

Page 11

- **Hanover Square TAP LLC** (Delaware LLC) 10/28/2015
  - U.S. REIF Paradise Valley Manager, LLC (Delaware LLC) (72% owned) ↳ 05/23/2014
    - U.S. REIF Paradise Valley Venture, LLC (Delaware LLC) (10.8% owned) ↳ 05/23/2014
      - U.S. REIF Paradise Valley California, LLC (Delaware LLC) (10.8% owned) ↳ 05/23/2014
  - Sierra Ridge Manager LLC (Delaware LLC) (78.63% owned) ↳ 08/01/2014
    - U.S. REIF Sierra Ridge Venture, LLC (Delaware LLC) (11.79% owned) ↳ 08/07/2014
      - U.S. REIF Sierra Ridge CA LP (Delaware limited partnership) (11.79% owned) ↳ 08/18/2014
    - Sierra Ridge Operator LLC (Delaware LLC) (78.63% owned) ↳ 08/01/2014
  - U.S. REIF Westhaven Apartments Manager LLC (Delaware LLC) (78.17% owned) ↳ 01/28/2014
    - U.S. REIF Westhaven Apartments Venture, LLC (Delaware LLC) (11.72% owned) ↳ 01/24/2014
      - U.S. REIF Westhaven Apartments Washington, LLC (Delaware LLC) (11.72% owned) ↳ 01/24/2014
  - Benson Road Manager LLC (Delaware LLC) (77.09% owned) ↳ 02/06/2014
    - Benson Road Land Partners LLC (Delaware LLC) (15.41% owned) ↳ 02/06/2014
      - Benson Road Fee Owner LLC (Delaware LLC) (15.41% owned) ↳ 02/06/2014
  - Oasis Manager LLC (Delaware LLC) (74% owned) ↳ 07/15/2016
    - Oasis Land Partners LLC (Delaware LLC) (11.1% owned) ↳ 07/15/2016
      - Oasis Rainbow Fee Owner LLC (Delaware LLC) (11.1% owned) ↳ 07/15/2016
      - Oasis Vegas Fee Owner LLC (Delaware LLC) (11.1% owned) ↳ 07/15/2016
      - Oasis Jones Fee Owner LLC (Delaware LLC) (11.1% owned) ↳ 07/15/2016
  - AXIS Manager LLC (Delaware LLC) (75.69% owned) ↳ 03/01/2016
    - AXIS Land Partners LLC (Delaware LLC) (11.35% owned) ↳ 03/01/2016
      - AXIS Fee Owner LLC (Delaware LLC) (11.35% owned) ↳ 03/01/2016
  - Mariner Manager LLC (Delaware LLC) (80% owned) ↳ 04/04/2016
    - Mariner Land Partners LLC (Delaware LLC) (12% owned) ↳ 04/04/2016
      - Mariner Bayshore Fee Owner LLC (Delaware LLC) (12% owned) ↳ 04/04/2016
      - Mariner Sherwood Fee Owner LLC (Delaware LLC) (12% owned) ↳ 04/04/2016
      - Mariner Southfield Fee Owner LLC (Delaware LLC) (12% owned) ↳ 04/04/2016

↳ The date GLICOA either directly or indirectly acquired control.

Item 27.	Number of Contract Owners

Type of Contract	As of March 31, 2019
Non-Qualified	11,311
Qualified	32,209

Total	43,520

Item 28.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Park Avenue Securities LLC (“PAS”) is the principal underwriter of the Registrant’s variable annuity.

In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of each director and officer of PAS, as of April 16, 2019. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

BOARD OF MANAGERS

Andrew McMahon
Michael N. Ferik
John Palazzetti

OFFICER TITLE	OFFICER
President	John Palazzetti
Senior Vice President, Principal Executive Officer, Wholesale Division	James Lake
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Vice President, Counsel and Assistant Corporate Secretary	Richard T. Potter, Jr.
Vice President, Financial Officer, Wholesale Division	John Walter
Vice President, Head of Business Administration and Control	Barbara Fuentez
Vice President, Business Development, Group	Michael Kryza
Vice President, Head of Products	Douglas Dubitsky
Second Vice President & Chief Compliance Officer	Joshua Hergan
Second Vice President, Chief Compliance Officer, Wholesale Division	Jeff Butscher
Second Vice President, Individual Markets Controller	Shawn P. Mcgrath
Second Vice President, Head of Business Management	Jerry Cassero
Second Vice President, National Control Officer	Frank Ingraham
Second Vice President, Wholesale Division	Nahulan Ethirveerasingam
Second Vice President, Head of Business Development	Frank Galdieri
Assistant Vice President, Operations	Michael Ryniker
Assistant Vice President, Head of Wealth Management and Annuity Operations	Christian Mele
Director, Agent Contracting & Licensing	Gregory Blazinski
Director, Business Technology Services	Raj Jwaleshan
Corporate Secretary	Sonya L. Crosswell
Manager, Business Development	Jason Eskenazi
Finance Manager	Carrie Corej
Finance Manager	Yossi Rosanel
Assistant Corporate Secretary	Robert D. Grauer
Anti-Money Laundering Compliance Officer	Brian Hagan

(c) PAS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

  Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.	Management Services

    None.

Item 32.	Undertakings

(a)

The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)

The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)

The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account R certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 26th day of April, 2019.

The Guardian Separate Account R
(Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY
COMPANY, INC.
(Depositor)

By:	/s/ Richard T. Potter, Jr.
Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Roberto C. Ecker	Senior Vice President, Chief Financial Officer
Roberto C. Ecker (Principal Financial Officer)

/s/ Gordon Dinsmore	Director and President
Gordon Dinsmore*
(Principal Executive Officer)

/s/ Michael N. Ferik	Director
Michael N. Ferik*

/s/ Michael Slipowitz Michael Slipowitz*	Senior Vice President & Corporate Chief Actuary & Director

*By	/s/ Richard T. Potter, Jr.	Date: April 26, 2019
Richard T. Potter, Jr., as agent pursuant
to power of attorney

Exhibit Index

Number	Description

10	Consent of PricewaterhouseCoopers LLP

C-19